UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number:
811-21413
Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant’s telephone number, including area code: (800)
882-0052,
Option 4
Date of fiscal year end: 12/31/2025
Date of reporting period: 12/31/2025

Item 1 – Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

December 31, 2025

2025 Annual Report

BlackRock Debt Strategies Fund, Inc. (DSU)
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
BlackRock Income Trust, Inc. (BKT)
BlackRock Limited Duration Income Trust (BLW)
BlackRock Multi-Sector Income Trust (BIT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Supplemental Information
(unaudited)

Section 19(a) Notices
BlackRock Debt Strategies Fund, Inc.
’
s (DSU), BlackRock Floating Rate Income Strategies Fund, Inc.’s (FRA), BlackRock Income Trust, Inc.
’
s (BKT), BlackRock Limited
Duration Income Trust’s (BLW) and BlackRock Multi-Sector Income Trust
’
s (BIT) (collectively, the “Funds" or individually, a “Fund”) amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Each Fund will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for U.S. federal income tax purposes.
December 31, 2025

	Total Cumulative Distributions for the Fiscal Period					% Breakdown of the Total Cumulative Distributions for the Fiscal Period
Fund Name	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital (a)	Total Per Common Share	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share
DSU	$ 0.677729	$ —	$ —	$ 0.507031	$ 1.184760	57%	— %	— %	43%	100%
FRA	0.932746	—	—	0.553334	1.486080	63	—	—	37	100
BKT	0.355004	—	—	0.703396	1.058400	34	—	—	66	100
BLW	1.028983	—	—	0.329417	1.358400	76	—	—	24	100
BIT	0.733441	—	—	0.750959	1.484400	49	—	—	51	100

(a)
Each Fund estimates that it has distributed more than its net income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Fund is returned to the shareholder. A return of capital does not necessarily reflect a Fund’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce a Fund’s net asset value per share.

Section 19(a) notices for the Funds, as applicable, are available on the BlackRock website at
blackrock.com
.
Managed Distribution Plan
The Funds, each with the approval of its Board of Directors or Board of Trustees, as applicable (the “Board”), has adopted a managed distribution plan, consistent with its investment objectives and policies, to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plans, the Funds currently distribute the following fixed amounts per share on a monthly basis:

Fund Name	Amount Per Common Share
DSU	$ 0.098730
FRA	0.123840
BKT	0.088200
BLW	0.113200
BIT	0.123700
The fixed amounts distributed per share are subject to change at the discretion of each Fund
’
s Board. Each Fund is currently not relying on any exemptive relief from
Section 19(b) of the Investment Company Act of 1940, as amended (the “1940 Act”). Under its Plan, a Fund will distribute all available investment income to its shareholders as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient income (inclusive of net investment income and short-term capital gains) is not earned on a monthly basis, a Fund will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board; however, a Fund may make additional distributions from time to time, including additional capital gain distributions at the end of the taxable year, if required to meet requirements imposed by the Code and/or the 1940 Act.
Shareholders should not draw any conclusions about a Fund
’
s investment performance from the amount of these distributions or from the terms of the Plan. Each Fund
’
s total
return performance is presented in its financial highlights table.
Each Fund
’
s Board may amend, suspend or terminate a Fund
’
s Plan at any time without prior notice to the Fund
’
s shareholders if it deems such actions to be in the best
interests of the Fund or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Fund
’
s stock is trading at or above
net asset value) or widening an existing trading discount. Each Fund is subject to risks that could have an adverse impact on its ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, changes in interest rates, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code.  Please refer to each Fund
’
s prospectus for a more complete description of a Fund
’
s risks.

2025
BlackRock Annual Report to Shareholders

Table of Contents

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund
’
s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings
(less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume a Fund’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares
(“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Fund
’
s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Fund had not used leverage.
Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Fund
’
s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates.
As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund
’
s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund
’
s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of each Fund
’
s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.
Each Fund may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Financial Statements, if applicable.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds
’
successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Annual Report to Shareholders

Fund Summary
as of December 31, 2025

BlackRock Debt Strategies Fund, Inc. (DSU)
Investment Objective
BlackRock Debt Strategies Fund, Inc.
’
s
(
DSU
) (the “
Fund
”)
primary investment objective is to seek to provide current income by investing primarily in a diversified portfolio of U.S. companies’ debt instruments, including senior and subordinated corporate loans, both secured and unsecured, which are rated in the lower rating categories of the established rating services (BBB or lower by S&P Global Ratings ("S&P") or Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or unrated debt instruments, which are in the judgment of the investment adviser of equivalent quality. The Fund may invest directly in debt instruments or synthetically through the use of derivatives. The Fund’s secondary investment objective is to seek to provide capital appreciation.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information

Symbol on New York Stock Exchange	DSU
Initial Offering Date	March 27, 1998
Current Distribution Rate on Closing Market Price as of December 31, 2025 ($10.18) (a)	11.64%
Current Monthly Distribution per Common Share (b)	$0.098730
Current Annualized Distribution per Common Share (b)	$1.184760
Leverage as of December 31, 2025 (c)	15%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings), minus the sum of liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	12/31/25	12/31/24	Change	High	Low
Closing Market Price	$ 10.18	$ 10.76	(5.39) %	$ 10.86	$ 9.13
Net Asset Value	10.14	10.63	(4.61)	10.67	10.08
GROWTH OF $10,000 INVESTMENT

(a)
Represents the Fund
’
s closing market price on the NYSE and reflects the reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)
A market-value weighted index designed to measure the performance of the U.S. leveraged loan market.
Fund Summary

Fund Summary
as of December 31, 2025
(continued)

BlackRock Debt Strategies Fund, Inc. (DSU)
Performance
Returns for the period ended December 31, 2025 were as follows:

	Average Annual Total Returns
	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	6.93%	6.89%	7.32%
Fund at Market Price (a)(b)	6.06	9.14	8.80
Reference Benchmark (c)	7.26	5.49	6.20
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (d)	8.62	4.50	6.52
Morningstar LSTA U.S. Leveraged Loan Index	5.90	6.42	5.83

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund ’ s premium to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Reference Benchmark is comprised of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (50%) and the Morningstar LSTA Leveraged Loan Index (50%). The
Reference Benchmark’s index content and weightings may have varied over past periods.

(d)
An unmanaged index comprised of issues that meet the following U.S. corporate bond criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
Positions in leveraged loans made the largest contributions to absolute performance, followed by high yield bonds. In terms of credit tiers, B rated issues were the leading contributors, followed by those rated BB and BBB. At the sector level, the largest contributions came from information technology, property & casualty insurance, and media &
entertainment.
Holdings in the construction machinery sector detracted modestly, as did currency risk management strategies.
The Fund’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy.
Describe recent portfolio activity.
The Fund’s positioning remained largely consistent from an asset allocation perspective, with bank loans continuing to represent the dominant weighting. The investment adviser moderated active positioning at the sector level, highlighted by a decline in the extent of the Fund’s overweight in information technology. The overweight in diversified manufacturing remained stable, while allocations to building materials and chemicals declined modestly. Healthcare remained a notable underweight. The Fund also increased the extent of its underweight in BB-rated issues.
The Fund continued to use liquid, index-based derivatives in the loan and high yield markets to manage its positioning.
Describe portfolio positioning at period end.
The Fund was overweight in B2 rated issues, and it was underweight in BBs and CCCs. The top sector overweights included property & casualty, technology, and diversified manufacturing. Healthcare, midstream energy, and retailers were among the largest underweights.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

2025
BlackRock Annual Report to Shareholders

Fund Summary
as of December 31, 2025
(continued)

BlackRock Debt Strategies Fund, Inc. (DSU)
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments (a)
Floating Rate Loan Interests	72.3%
Corporate Bonds	19.4
Investment Companies	5.6
Asset-Backed Securities	1.3
Other*	1.4

CREDIT QUALITY ALLOCATION
Credit Rating (b)	Percent of Total Investments (a)
AA/Aa	— % (c)
A	1.5
BBB/Baa	7.8
BB/Ba	30.0
B	49.0
CCC/Caa	4.3
C	— (c)
N/R	7.4

(a)	Excludes short-term securities.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Rounds to less than 0.1%.
*	Includes one or more investment categories that individually represents less than 1.0% of the Fund ’ s total investments. Please refer to the Schedule of Investments for details.
Fund Summary

Fund Summary
as of December 31, 2025

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Investment Objective
BlackRock Floating Rate Income Strategies Fund, Inc.
’
s
(
FRA
) (the “
Fund
”)
investment objective is to provide shareholders with high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its managed assets in floating rate debt securities, including floating or variable rate debt securities that pay interest at rates that adjust whenever a specified interest rate changes and/or which reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund invests a substantial portion of its investments in floating rate debt securities consisting of secured or unsecured senior floating rate loans that are rated below investment grade at the time of investment or, if unrated, are considered by the investment adviser to be of comparable quality. The Fund may invest directly in floating rate debt securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information

Symbol on New York Stock Exchange	FRA
Initial Offering Date	October 31, 2003
Current Distribution Rate on Closing Market Price as of December 31, 2025 ($11.78) (a)	12.62%
Current Monthly Distribution per Common Share (b)	$0.123840
Current Annualized Distribution per Common Share (b)	$1.486080
Leverage as of December 31, 2025 (c)	21%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings), minus the sum of liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	12/31/25	12/31/24	Change	High	Low
Closing Market Price	$ 11.78	$ 13.75	(14.33) %	$ 13.75	$ 11.29
Net Asset Value	12.10	12.89	(6.13)	12.95	12.07
GROWTH OF $10,000 INVESTMENT

(a)
Represents the Fund
’
s closing market price on the NYSE and reflects the reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)
A market-value weighted index designed to measure the performance of the U.S. leveraged loan market.

2025
BlackRock Annual Report to Shareholders

Fund Summary
as of December 31, 2025
(continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Performance
Returns for the period ended December 31, 2025 were as follows:

	Average Annual Total Returns
	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	5.76%	6.89%	6.39%
Fund at Market Price (a)(b)	(3.48)	9.15	7.17
Morningstar LSTA U.S. Leveraged Loan Index	5.90	6.42	5.83

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund moved from a premium to NAV to a discount during the period, which accounts for the difference between performance based on market price and performance based on NAV.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
Positions in leveraged loans made the largest contributions to absolute performance. In terms of credit tiers, B rated issues were the leading contributors, followed by those rated BB. At the sector level, the largest contributions came from information technology, media & entertainment, and property & casualty insurance.
The Fund’s allocations to CCC rated bonds and the packaging sector detracted.
The Fund’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy.
Describe recent portfolio activity.
The investment adviser made modest portfolio adjustments in 2025, increasing the Fund’s weightings in loans and cash and reducing its allocation to high yield bonds. With this said, the Fund’s allocations remained close to those of the benchmark. The adviser reduced the position in lower-quality B2 and B3 rated securities. It remained overweight in BBs and had selective holdings in higher-quality, out-of-benchmark securities.
The Fund continued to use liquid, index-based derivatives in the loan and high yield markets to manage its positioning.
Describe portfolio positioning at period end.
BB and B rated bonds continued to have the largest portfolio weightings. Within the B rated category, the Fund’s holdings favored higher-quality B1 issues, with measured weightings in B2s and B3s. CCC rated issues continued to have a limited weighting, with minimal positions in those rated below CCC. The Fund continued to have selective allocations to BBB and A rated bonds.
The top sector overweights included property & casualty, diversified manufacturing, building materials, chemicals, media & entertainment. Information technology, healthcare, consumer cyclical services, and aerospace/defense were among the largest underweights.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund Summary

Fund Summary
as of December 31, 2025
(continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
Floating Rate Loan Interests	93.1%
Investment Companies	2.5
Corporate Bonds	2.3
Asset-Backed Securities	1.2
Other*	0.9

CREDIT QUALITY ALLOCATION
Credit Rating (a)	Percent of Total Investments
AA/Aa	0.1%
A	1.3
BBB/Baa	10.0
BB/Ba	27.9
B	53.2
CCC/Caa	3.2
C	— (b)
N/R	4.3

(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Rounds to less than 0.1%.
*	Includes one or more investment categories that individually represents less than 1.0% of the Fund ’ s total investments. Please refer to the Schedule of Investments for details.

2025
BlackRock Annual Report to Shareholders

Fund Summary
as of December 31, 2025

BlackRock Income Trust, Inc. (BKT)
Investment Objective
BlackRock Income Trust, Inc.
’
s
(
BKT
) (the “
Fund
”)
investment objective is to manage a portfolio of high-quality securities to achieve both preservation of capital and high monthly income. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in mortgage-backed securities. The Fund invests at least 80% of its assets in securities that are (i) issued or guaranteed by the U.S. government or one of its agencies or instrumentalities or (ii) rated at the time of investment either AAA by S&P
Global Ratings ("S&P") or Aaa by Moody’s Investors Service, Inc ("Moody
’
s"). The Fund may invest directly in such securities or synthetically through the use of derivatives.
On March 24, 2025, BlackRock Enhanced Government Fund, Inc. was reorganized into the Fund.
On September 12, 2025, the Board approved the terms of the issuance of transferable rights (one Right for each outstanding Share owned on the Record Date of
September 29, 2025). Rights entitle the holder to purchase one new Share for every 3 Rights held.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information

Symbol on New York Stock Exchange	BKT
Initial Offering Date	July 22, 1988
Current Distribution Rate on Closing Market Price as of December 31, 2025 ($11.04) (a)	9.59%
Current Monthly Distribution per Common Share (b)	$0.088200
Current Annualized Distribution per Common Share (b)	$1.058400
Leverage as of December 31, 2025 (c)	19%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	12/31/25	12/31/24	Change	High	Low
Closing Market Price	$ 11.04	$ 11.52	(4.17) %	$ 11.98	$ 10.88
Net Asset Value	11.51	11.81	(2.54)	12.15	11.50
GROWTH OF $10,000 INVESTMENT

(a)
Represents the Fund’s closing market price on the NYSE and reflects the reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)
An unmanaged index that includes all outstanding government sponsored fixed rate mortgage-backed securities, weighted in proportion to their current market capitalization.
Fund Summary

Fund Summary
as of December 31, 2025
(continued)

BlackRock Income Trust, Inc. (BKT)
Performance
Returns for the period ended December 31, 2025 were as follows:

	Average Annual Total Returns
	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	6.78%	(1.30) %	1.18%
Fund at Market Price (a)(b)	5.01	(1.77)	1.61
FTSE Mortgage Index	8.55	0.00	1.55

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund ’ s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
Performance of the Fund benefited over the period from an allocation to agency collateralized mortgage obligations (“CMOs”) including fixed and floating rate structures and interest-only and principal-only securities. In addition, allocations to agency passthrough mortgage-backed securities (“MBS”) and single-asset/single-borrower securities within commercial mortgage-backed securities (“CMBS”).
The Fund held short positions in Treasury futures to partially hedge against interest rate risk from agency MBS and CMBS exposures. This detracted from return as interest rates generally declined over the period.
Describe recent portfolio activity.
The Fund
’
s allocation to well-structured agency CMOs, which serve as a source of high-quality income, was reduced over the period. Allocations to agency CMOs, most notably interest-only securities, were also reduced slightly. At the same time, the Fund
’
s exposure to agency MBS passthroughs and CMBS increased modestly.
The Fund held derivatives during the period as a part of its investment strategy and can sometimes have notional derivative exposure greater than 20%. Derivatives are used by the portfolio management team as a means to hedge and/or take outright views on interest rates and/or credit risk positions in the portfolio. Specifically, the portfolio used
Treasury futures to express duration bias and curve bias. The Fund also tactically allocates to mortgage derivatives to gain market exposure to specific collateral stories when relative value opportunities present themselves.
Describe portfolio positioning at period end.
At the end of the period, the Fund held a substantial allocation to agency MBS passthroughs, well-structured agency CMOs, and agency MBS interest-only derivatives. The
Fund
’
s only notable exposure within securitized assets as to CMBS.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

2025
BlackRock Annual Report to Shareholders

Fund Summary
as of December 31, 2025
(continued)

BlackRock Income Trust, Inc. (BKT)
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments (a)
U.S. Government Sponsored Agency Securities	92.5%
Non-Agency Mortgage-Backed Securities	5.8
U.S. Treasury Obligations	1.7
Asset-Backed Securities	— (b)

CREDIT QUALITY ALLOCATION
Credit Rating (c)	Percent of Total Investments (a)
AAA/Aaa (d)	97.0%
AA/Aa	0.1
CCC/Caa	— (b)
N/R	2.9

(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary

Fund Summary
as of December 31, 2025

BlackRock Limited Duration Income Trust (BLW)
Investment Objective
BlackRock Limited Duration Income Trust
’
s
(
BLW
) (the “
Fund
”)
investment objective is to provide current income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in three distinct asset classes:
•

intermediate duration, investment grade corporate bonds, mortgage-related securities, asset-backed securities and U.S. Government and agency securities;
•

senior, secured floating rate loans made to corporate and other business entities; and
•

U.S. dollar-denominated securities of U.S. and non-U.S. issuers rated below investment grade at the time of investment or unrated and deemed by the investment adviser to be of comparable quality and, to a limited extent, non-U.S. dollar denominated securities of non-U.S. issuers rated below investment grade or unrated and deemed by the investment adviser to be of comparable quality.
The Fund’s portfolio normally has an average portfolio duration of less than five years (including the effect of anticipated leverage), although it may be longer from time to time depending on market conditions. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information

Symbol on New York Stock Exchange	BLW
Initial Offering Date	July 30, 2003
Current Distribution Rate on Closing Market Price as of December 31, 2025 ($13.74) (a)	9.89%
Current Monthly Distribution per Common Share (b)	$0.113200
Current Annualized Distribution per Common Share (b)	$1.358400
Leverage as of December 31, 2025 (c)	35%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	12/31/25	12/31/24	Change	High	Low
Closing Market Price	$ 13.74	$ 14.13	(2.76) %	$ 14.38	$ 12.75
Net Asset Value	13.90	14.04	(1.00)	14.11	13.37
GROWTH OF $10,000 INVESTMENT

(a)
Represents the Fund’s closing market price on the NYSE and reflects the reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)
An unmanaged index comprised of issues that meet the following U.S. corporate bond criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

2025
BlackRock Annual Report to Shareholders

Fund Summary
as of December 31, 2025
(continued)

BlackRock Limited Duration Income Trust (BLW)
Performance
Returns for the period ended December 31, 2025 were as follows:

	Average Annual Total Returns
	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	9.11%	4.82%	6.73%
Fund at Market Price (a)(b)	7.17	5.88	7.71
Reference Benchmark (c)	7.00	4.42	5.02
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	8.62	4.50	6.52
Morningstar LSTA Leveraged Loan Index (d)	5.90	6.42	5.83
BATS S Benchmark (e)	6.46	2.26	2.62

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund moved from a premium to NAV to a discount during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Reference Benchmark is comprised of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (33.33%), the Morningstar LSTA Leveraged Loan Index (33.33%), and the
BATS S Benchmark (33.34%). The Reference Benchmark’s index content and weightings may have varied over past periods.

(d)	A market-value weighted index designed to measure the performance of the U.S. leveraged loan market.
(e)
A composite index comprised of Bloomberg ABS 1-3 Year AAA Rated ex Home Equity Index, Bloomberg Corporate 1-5 year Index, Bloomberg CMBS Investment Grade 1-3.5 Yr. Index,
Bloomberg MBS 15 Yr Index and Bloomberg Credit Ex-Corporate 1-5 Yr Index.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
The largest contributors to the Fund’s absolute performance over the period included exposure to a range of credit-oriented sectors including high yield corporate bonds and bank loans. Holdings of capital securities and collateralized loan obligations (“CLOs”) also added to return.
The largest detractor from the Fund’s absolute performance was its use of derivatives. Derivatives were primarily used to adjust duration and yield curve exposure, as well as to hedge credit and currency risk. Currency forwards were used to provide the portfolio with active currency exposure.
Describe recent portfolio activity.
The Fund reduced exposure to spread assets early in the period in anticipation of volatility amid uncertainty surrounding the new administration’s policy initiatives. Following reciprocal tariff announcements and the widening in spreads, risk was added selectively via allocations to investment grade corporate bonds, capital securities and agency residential mortgage-backed securities. As market conditions evolved, the Fund further added to spread sectors, focusing on opportunities within investment grade and high yield corporates, along with securitized assets including private student loans within asset-backed securities and conduit commercial mortgage-backed securities.
The Fund increased overall portfolio duration and corresponding interest rate sensitivity over the period as economic data softened and the outlook for monetary policy shifted toward renewed easing by the Federal Reserve. In an environment of historically tight spreads, this longer duration bias provides a potential offset to the negative impact on prices within credit-oriented sectors should spreads widen.
Describe portfolio positioning at period end.
At period end, the Fund maintained diversified exposure to non-government spread sectors, with the largest allocations to high yield corporates, bank loans, investment grade corporates, and capital securities, as well as exposure to CLOs. The Fund was positioned with a somewhat overweight duration and corresponding interest rate sensitivity relative to the beginning of the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund Summary

Fund Summary
as of December 31, 2025
(continued)

BlackRock Limited Duration Income Trust (BLW)
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments (a)
Corporate Bonds	46.4%
Floating Rate Loan Interests	38.2
Asset-Backed Securities	4.4
Preferred Securities	4.3
Non-Agency Mortgage-Backed Securities	2.9
U.S. Government Sponsored Agency Securities	1.8
Other*	2.0

CREDIT QUALITY ALLOCATION
Credit Rating (b)	Percent of Total Investments (a)
AAA/Aaa (c)	3.8%
AA/Aa	0.7
A	3.1
BBB/Baa	9.4
BB/Ba	32.9
B	39.5
CCC/Caa	5.4
C	— (d)
N/R	5.2

(a)	Excludes short-term securities.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
(d)	Rounds to less than 0.1%.
*	Includes one or more investment categories that individually represents less than 1.0% of the Fund ’ s total investments. Please refer to the Schedule of Investments for details.

2025
BlackRock Annual Report to Shareholders

Fund Summary
as of December 31, 2025

BlackRock Multi-Sector Income Trust (BIT)
Investment Objective
BlackRock Multi-Sector Income Trust
’
s (
BIT
) (the “
Fund
”)
primary investment objective is to seek high current income, with a secondary objective of capital appreciation.
The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in loan and debt instruments and other investments with similar economic characteristics. The Fund may invest directly in such securities or synthetically through the use of derivatives. Additionally, as part of the
Fund’s investments in loans, the Fund may make loans directly to borrowers either as a sole lender or by acting as a member of a syndicate of original lenders.
On August 6, 2025, the Fund
’
s Board of Trustees approved the terms of the issuance of transferable rights (one Right for each outstanding Share owned on the Record Date of August 19, 2025). Rights entitle the holder to purchase one new Share for every 3 Rights held.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information

Symbol on New York Stock Exchange	BIT
Initial Offering Date	February 27, 2013
Current Distribution Rate on Closing Market Price as of December 31, 2025 ($13.06) (a)	11.37%
Current Monthly Distribution per Common Share (b)	$0.123700
Current Annualized Distribution per Common Share (b)	$1.484400
Leverage as of December 31, 2025 (c)	30%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	12/31/25	12/31/24	Change	High	Low
Closing Market Price	$ 13.06	$ 14.60	(10.55) %	$ 14.89	$ 12.91
Net Asset Value	13.91	14.50	(4.07)	14.57	13.81
GROWTH OF $10,000 INVESTMENT

(a)
Represents the Fund’s closing market price on the NYSE and reflects the reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)
A broad-based flagship benchmark that measures the investment grade, USD-denominated, fixed-rate taxable bond market..

Fund Summary

Fund Summary
as of December 31, 2025
(continued)

BlackRock Multi-Sector Income Trust (BIT)
Performance
Returns for the period ended December 31, 2025 were as follows:

	Average Annual Total Returns
	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	6.68%	4.24%	6.96%
Fund at Market Price (a)(b)	(0.53)	3.78	7.81
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund moved from a premium to NAV to a discount during the period, which accounts for the difference between performance based on market price and performance based on NAV.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
Positive contributions to the Fund
’
s performance over the period were highlighted by exposure to U.S. high yield corporate bonds. In addition, exposure to non-agency and agency residential mortgage-backed securities (“MBS”), investment grade corporate bonds and capital securities proved additive.
The principal detractor from the Fund
’
s performance was the use of derivatives. In particular, the use of swaps and swaptions to manage duration and Treasury yield curve exposures detracted from performance.
Describe recent portfolio activity.
The Fund started the period with relatively low exposure to credit spreads in anticipation of volatility driven by the new administration’s policy initiatives. In the wake of reciprocal tariff announcements and the subsequent widening of spreads, the Fund added risk, focusing on high yield corporates, investment-grade corporates, and capital securities.
In September, the Fund completed a rights offering. Given still-tight valuations across credit markets at the time, deployment of the new capital was measured, with a portion of the proceeds allocated to spread sectors. Additions were directed toward select investment grade corporate bonds and securitized assets, including non-agency MBS and single-asset, single-borrower commercial mortgage-backed securities, reflecting a focus on relative value and underlying collateral quality. In addition, exposure was added selectively to emerging market debt, supported by a constructive view on the sector.
As the period progressed, the Fund  began to increase duration and corresponding interest rate sensitivity as economic data softened and the Federal Reserve appeared poised to resume policy easing. In an environment of historically tight spreads, this longer duration bias provides a potential offset to the negative impact on prices within credit-oriented sectors should spreads widen.
Describe portfolio positioning at period end.
At period end, the Fund  maintained a diversified exposure within non-governmental spread sectors, most notably high yield corporate bonds, followed by agency and non-agency MBS, investment grade corporate bonds, and emerging markets debt. The Fund ended the period with a reduced duration compared to the beginning of the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

2025
BlackRock Annual Report to Shareholders

Fund Summary
as of December 31, 2025
(continued)

BlackRock Multi-Sector Income Trust (BIT)
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
Corporate Bonds	57.6%
U.S. Government Sponsored Agency Securities	13.2
Non-Agency Mortgage-Backed Securities	11.6
Asset-Backed Securities	6.9
Preferred Securities	4.8
Floating Rate Loan Interests	3.0
Foreign Agency Obligations	1.6
Other*	1.3

CREDIT QUALITY ALLOCATION
Credit Rating (a)	Percent of Total Investments (b)
AAA/Aaa (c)	19.2%
AA/Aa	1.4
A	3.8
BBB/Baa	9.7
BB/Ba	24.4
B	25.2
CCC/Caa	8.9
C	0.4
N/R	7.0

(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
*	Includes one or more investment categories that individually represents less than 1.0% of the Fund ’ s total investments. Please refer to the Schedule of Investments for details.
Fund Summary

Schedule of Investments
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3-mo. CME Term SOFR + 3.85%), 7.70%, 05/15/37 (a)(b)	USD	1,000	$ 1,000,821
Eaton Vance CLO Ltd., Series 2019-1A, Class D1R2, (3-mo. CME Term SOFR + 3.35%), 7.25%, 07/15/37 (a)(b)		2,000	2,010,547
Golub Capital Partners CLO Ltd., Series 2024-74A, Class D1, (3-mo. CME Term SOFR + 3.20%), 7.06%, 07/25/37 (a)(b)		1,500	1,507,874
Madison Park Funding LXIX Ltd., Series 2024-69A, Class D1, (3-mo. CME Term SOFR + 3.35%), 7.21%, 07/25/37 (a)(b)		1,090	1,093,310
Oaktree CLO Ltd., Series 2024-26A, Class D1, (3-mo. CME Term SOFR + 3.45%), 7.33%, 04/20/37 (a)(b)		1,500	1,506,100
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3-mo. CME Term SOFR + 4.25%), 8.13%, 04/20/37 (a)(b)		1,590	1,594,913
Symphony CLO Ltd., Series 2023-40A, Class D1R, (3- mo. CME Term SOFR + 2.65%), 6.56%, 01/05/38 (a)(b)		1,000	1,002,413
Total Asset-Backed Securities — 1.5% (Cost: $9,680,000)			9,715,978

	Shares
Common Stocks
Electrical Equipment — 0.0%
SunPower Corp. (c)(d)	1,707	—
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $31,736) (c)(d)(e)	2,526	282,912
Financial Services — 0.1%
Aimbridge Acquisition Co., Inc. (c)(d)	6,043	406,437
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc. (d)	1,661	1,383
Hotels, Restaurants & Leisure — 0.0%
Fortrex Equity (c)(d)	5,805	156,735
Industrial Conglomerates (d) — 0.0%
Ameriforge Group, Inc. (c)	1,664	—
SVP Singer	15,566	60,318
		60,318
IT Services — 0.1%
Travelport LLC (c)(d)	230	675,896
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd. (d)	2	6
Trading Companies & Distributors — 0.0%
TMK Hawk Midco Corp. (c)(d)	24,798	173,584
Security	Shares	Value
Wireless Telecommunication Services — 0.0%
Altice France Lux 3 (d)	11,960	$ 210,634
Total Common Stocks — 0.3% (Cost: $2,219,017)		1,967,905

		Par (000)
Corporate Bonds
Advertising Agencies — 0.4%
Clear Channel Outdoor Holdings, Inc. (b)
7.75%, 04/15/28	USD	188	188,139
7.50%, 06/01/29		211	209,513
7.88%, 04/01/30		505	531,862
7.13%, 02/15/31		257	269,116
7.50%, 03/15/33		548	578,847
CMG Media Corp., 8.88%, 06/18/29 (b)		63	54,121
Lamar Media Corp.
4.00%, 02/15/30		15	14,489
5.38%, 11/01/33 (b)		67	66,561
Neptune Bidco U.S., Inc., 9.29%, 04/15/29 (b)		152	152,260
Outfront Media Capital LLC/Outfront Media Capital Corp. (b)
5.00%, 08/15/27		24	24,035
4.25%, 01/15/29		80	77,911
4.63%, 03/15/30		106	103,472
7.38%, 02/15/31		140	148,184
Stagwell Global LLC, 5.63%, 08/15/29 (b)		32	31,205
			2,449,715
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29 (b)		80	82,787
ATI, Inc.
5.88%, 12/01/27		93	93,109
4.88%, 10/01/29		32	31,947
7.25%, 08/15/30		103	108,817
5.13%, 10/01/31		88	88,059
Bombardier, Inc. (b)
6.00%, 02/15/28		35	35,105
8.75%, 11/15/30		44	47,538
7.25%, 07/01/31		55	58,611
7.00%, 06/01/32		62	65,512
6.75%, 06/15/33		376	397,427
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32 (b)		644	650,511
Goat Holdco LLC, 6.75%, 02/01/32 (b)		67	68,813
TransDigm, Inc. (b)
6.75%, 08/15/28		129	131,272
6.38%, 03/01/29		134	138,190
6.63%, 03/01/32		286	297,560
6.00%, 01/15/33		432	442,139
6.38%, 05/31/33		384	394,033
6.25%, 01/31/34		61	63,298
6.75%, 01/31/34		793	826,056
			4,020,784

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Air Freight & Logistics (b) — 0.0%
Rand Parent LLC, 8.50%, 02/15/30	USD	57	$ 59,386
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		30	31,749
			91,135
Automobile Components — 0.3%
American Axle & Manufacturing, Inc. (b)
6.38%, 10/15/32		48	48,886
7.75%, 10/15/33		50	50,929
Clarios Global LP/Clarios U.S. Finance Co. (b)
6.75%, 05/15/28		85	87,157
6.75%, 02/15/30		280	292,267
4.75%, 06/15/31	EUR	100	119,193
6.75%, 09/15/32	USD	420	435,537
Dana, Inc.
4.25%, 09/01/30		21	20,333
4.50%, 02/15/32		33	31,677
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32 (b)		90	95,658
Goodyear Tire & Rubber Co.
5.00%, 07/15/29		26	25,689
6.63%, 07/15/30		34	34,817
5.25%, 04/30/31		3	2,880
5.63%, 04/30/33		30	28,416
Qnity Electronics, Inc. (b)
5.75%, 08/15/32		158	161,547
6.25%, 08/15/33		68	70,486
Tenneco, Inc., 8.00%, 11/17/28 (b)		226	226,723
			1,732,195
Automobiles — 0.3%
Allison Transmission, Inc., 5.88%, 12/01/33 (b)		111	112,616
Asbury Automotive Group, Inc.
4.50%, 03/01/28		39	38,888
5.00%, 02/15/32 (b)		25	24,295
Carvana Co. (b)(f)
(11.00% Cash or 13.00% PIK), 9.00%, 06/01/30		170	178,360
(9.00% PIK), 9.00%, 06/01/31		631	712,017
Cougar JV Subsidiary LLC, 8.00%, 05/15/32 (b)		50	53,454
Group 1 Automotive, Inc., 6.38%, 01/15/30 (b)		34	34,986
Ken Garff Automotive LLC, 4.88%, 09/15/28 (b)		25	24,926
LCM Investments Holdings II LLC (b)
4.88%, 05/01/29		72	70,935
8.25%, 08/01/31		48	50,769
Lithia Motors, Inc., 5.50%, 10/01/30 (b)		55	55,218
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30 (b)		142	142,020
Nissan Motor Co. Ltd. (b)
7.75%, 07/17/32		200	212,442
6.38%, 07/17/33	EUR	100	120,526
8.13%, 07/17/35	USD	200	212,525
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31 (b)		73	71,763
Venture Holdings Trust, 12.00%, 07/01/49 (c)(d)(g)		5,150	1
			2,115,741
Banks — 0.0%
Banco Espirito Santo SA (d)(g)
2.63%, 05/08/17 (h)	EUR	100	25,854
4.75%, 01/15/22		200	51,709
4.00%, 01/21/22		100	25,855
Walker & Dunlop, Inc., 6.63%, 04/01/33 (b)	USD	37	37,959
			141,377
Security		Par (000)	Value
Biotechnology — 0.0%
Genmab AS, 7.25%, 12/15/33 (b)	USD	200	$ 210,082
Building Materials (b) — 0.5%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33		70	73,756
Builders FirstSource, Inc.
6.38%, 03/01/34		38	39,289
6.75%, 05/15/35		161	168,328
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30		576	599,911
6.75%, 07/15/31		309	325,690
Jeld-Wen, Inc.
4.88%, 12/15/27		58	50,623
7.00%, 09/01/32		46	31,606
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28		26	25,978
9.75%, 07/15/28		59	59,443
Quikrete Holdings, Inc.
6.38%, 03/01/32		483	502,745
6.75%, 03/01/33		209	218,257
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28		9	9,042
8.88%, 11/15/31		7	7,487
Standard Building Solutions, Inc.
6.50%, 08/15/32		219	225,466
6.25%, 08/01/33		338	345,279
5.88%, 03/15/34		104	104,304
Standard Industries, Inc.
4.38%, 07/15/30		141	136,023
3.38%, 01/15/31		34	31,150
Wilsonart LLC, 11.00%, 08/15/32		177	158,164
			3,112,541
Building Products (b) — 0.2%
QXO Building Products, Inc., 6.75%, 04/30/32		452	472,077
White Cap Supply Holdings LLC, 7.38%, 11/15/30		664	686,857
			1,158,934
Capital Markets — 0.2%
Apollo Debt Solutions BDC
5.88%, 08/30/30		51	51,584
6.70%, 07/29/31		22	23,214
6.55%, 03/15/32		9	9,287
ARES Strategic Income Fund (b)
5.80%, 09/09/30		60	60,581
5.15%, 01/15/31		55	53,973
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		15	14,942
Blue Owl Capital Corp., 6.20%, 07/15/30		70	70,879
Blue Owl Capital Corp. II, 8.45%, 11/15/26		22	22,621
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (b)		67	62,059
Focus Financial Partners LLC, 6.75%, 09/15/31 (b)		260	267,311
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		170	167,663
9.75%, 01/15/29		42	41,872
4.38%, 02/01/29		31	26,747
10.00%, 11/15/29 (b)		138	137,903
Jane Street Group/JSG Finance, Inc. (b)
6.13%, 11/01/32		24	24,421
6.75%, 05/01/33		214	223,372
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Osaic Holdings, Inc. (b)
6.75%, 08/01/32	USD	40	$ 41,785
8.00%, 08/01/33		97	100,851
			1,401,065
Chemicals — 0.9%
Advancion Sciences, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26 (b)(f)		105	91,311
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (b)		300	316,385
Celanese U.S. Holdings LLC
7.00%, 02/15/31		10	10,239
6.75%, 04/15/33		47	46,753
7.38%, 02/15/34		108	109,725
Chemours Co.
5.38%, 05/15/27		96	96,233
5.75%, 11/15/28 (b)		348	338,434
8.00%, 01/15/33 (b)		63	60,991
Element Solutions, Inc., 3.88%, 09/01/28 (b)		590	576,694
Herens Holdco SARL, 4.75%, 05/15/28 (b)		200	173,655
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28 (b)		17	17,023
Ingevity Corp., 3.88%, 11/01/28 (b)		23	22,395
Mativ Holdings, Inc., 8.00%, 10/01/29 (b)		35	35,351
Methanex U.S. Operations, Inc., 6.25%, 03/15/32 (b)		51	52,513
Minerals Technologies, Inc., 5.00%, 07/01/28 (b)		55	54,450
Olympus Water U.S. Holding Corp. (b)
6.25%, 10/01/29		200	194,616
7.25%, 06/15/31		600	613,805
7.25%, 02/15/33		484	486,392
Perimeter Holdings LLC, 01/15/34 (b)(i)		196	194,712
SK Invictus Intermediate II SARL, 5.00%, 10/30/29 (b)		185	183,186
Solstice Advanced Materials, Inc., 5.63%, 09/30/33 (b)		196	197,724
WR Grace Holdings LLC (b)
4.88%, 06/15/27		49	48,849
5.63%, 08/15/29		1,323	1,259,345
7.38%, 03/01/31		128	131,076
6.63%, 08/15/32		222	224,835
			5,536,692
Commercial Services & Supplies — 1.3%
ADT Security Corp. (b)
4.88%, 07/15/32		55	53,272
5.88%, 10/15/33		172	174,132
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30 (b)		200	208,742
Allied Universal Holdco LLC, 7.88%, 02/15/31 (b)		1,182	1,245,685
Allied Universal Holdco LLC/Allied Universal Finance Corp. (b)
6.00%, 06/01/29		515	509,671
6.88%, 06/15/30		537	559,112
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28 (b)		400	394,046
Belron U.K. Finance PLC, 5.75%, 10/15/29 (b)		200	204,238
Brink ’ s Co. (b)
6.50%, 06/15/29		39	40,380
6.75%, 06/15/32		159	165,684
Deluxe Corp., 8.13%, 09/15/29 (b)		31	32,658
FTAI Aviation Investors LLC (b)
5.50%, 05/01/28		248	248,217
7.88%, 12/01/30		140	148,877
7.00%, 05/01/31		537	565,508
7.00%, 06/15/32		477	501,448
Security		Par (000)	Value
Commercial Services & Supplies (continued)
FTAI Aviation Investors LLC (b) (continued)
5.88%, 04/15/33	USD	128	$ 130,071
Garda World Security Corp. (b)
7.75%, 02/15/28		123	125,779
6.00%, 06/01/29		16	15,691
8.25%, 08/01/32		224	227,657
8.38%, 11/15/32		747	760,904
Herc Holdings, Inc. (b)
7.00%, 06/15/30		120	126,291
5.75%, 03/15/31		55	55,816
7.25%, 06/15/33		188	199,352
6.00%, 03/15/34		57	57,760
Hertz Corp., 12.63%, 07/15/29 (b)		36	36,312
RR Donnelley & Sons Co., 9.50%, 08/01/29 (b)		262	269,991
Sabre Financial Borrower LLC, 11.13%, 06/15/29 (b)		175	177,334
Service Corp. International
3.38%, 08/15/30		2	1,870
4.00%, 05/15/31		49	46,835
5.75%, 10/15/32		389	395,901
Sotheby ’ s/Bidfair Holdings, Inc., 5.88%, 06/01/29 (b)		202	187,939
United Rentals North America, Inc., 5.38%, 11/15/33 (b)		200	199,858
Veritiv Operating Co., 10.50%, 11/30/30 (b)		41	44,084
Wand NewCo 3, Inc., 7.63%, 01/30/32 (b)		225	238,123
			8,349,238
Communications Equipment (b) — 0.0%
CommScope LLC, 4.75%, 09/01/29		203	202,714
Viavi Solutions, Inc., 3.75%, 10/01/29		31	29,671
			232,385
Construction & Engineering (b) — 0.2%
AECOM, 6.00%, 08/01/33		349	357,676
Arcosa, Inc.
4.38%, 04/15/29		97	95,349
6.88%, 08/15/32		125	131,766
Brand Industrial Services, Inc., 10.38%, 08/01/30		586	574,656
Dycom Industries, Inc., 4.50%, 04/15/29		37	36,549
Weekley Homes LLC / Weekley Finance Corp., 6.75%, 01/15/34		62	62,777
			1,258,773
Consumer Discretionary (b) — 0.2%
APi Group DE, Inc.
4.13%, 07/15/29		67	65,142
4.75%, 10/15/29		32	31,352
Clarivate Science Holdings Corp.
3.88%, 07/01/28		328	318,423
4.88%, 07/01/29		291	275,144
Raven Acquisition Holdings LLC, 6.88%, 11/15/31		170	175,158
Williams Scotsman, Inc.
6.63%, 06/15/29		71	73,334
6.63%, 04/15/30		188	194,315
7.38%, 10/01/31		169	176,553
			1,309,421
Consumer Finance — 0.5%
Block, Inc.
2.75%, 06/01/26		63	62,624
5.63%, 08/15/30 (b)		108	110,195
6.50%, 05/15/32		306	318,197
6.00%, 08/15/33 (b)		228	234,067
Boost Newco Borrower LLC, 7.50%, 01/15/31 (b)		400	425,140
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35 (a)(b)		11	11,372
ION Platform Finance U.S., Inc., 7.88%, 09/30/32 (b)		295	279,913

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
Navient Corp.
9.38%, 07/25/30	USD	3	$ 3,334
7.88%, 06/15/32		46	48,125
OneMain Finance Corp.
6.63%, 05/15/29		82	84,931
5.38%, 11/15/29		70	70,047
7.88%, 03/15/30		72	76,127
6.13%, 05/15/30		104	106,037
4.00%, 09/15/30		95	89,049
7.50%, 05/15/31		21	22,095
7.13%, 11/15/31		52	54,280
6.75%, 03/15/32		160	164,306
7.13%, 09/15/32		60	62,335
6.50%, 03/15/33		314	316,716
Shift4 Payments, Inc. (b)
6.75%, 08/15/32		437	451,199
5.50%, 05/15/33	EUR	100	120,350
WEX, Inc., 6.50%, 03/15/33 (b)	USD	176	180,164
			3,290,603
Consumer Staples Distribution & Retail (b) — 0.1%
Albertsons Cos, Inc.
5.50%, 03/31/31		60	60,632
6.25%, 03/15/33		228	234,380
5.75%, 03/31/34		104	104,421
Boots Group Finco LP, 5.38%, 08/31/32	EUR	115	139,653
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29	USD	39	40,938
Performance Food Group, Inc.
4.25%, 08/01/29		41	40,085
6.13%, 09/15/32		152	156,698
U.S. Foods, Inc., 7.25%, 01/15/32		40	42,045
United Natural Foods, Inc., 6.75%, 10/15/28		65	65,061
			883,913
Containers & Packaging — 0.7%
Ardagh Group SA
9.50%, 12/01/30 (b)		173	187,964
(4.50% Cash + 7.50% PIK), 12.00%, 12/01/30 (f)(h)	EUR	100	107,742
(5.50% Cash + 6.50% PIK), 12.00%, 12/01/30 (b)(f)	USD	200	182,750
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.25%, 01/30/31 (b)		200	204,555
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29 (b)		485	456,572
Ball Corp.
4.25%, 07/01/32	EUR	100	120,265
5.50%, 09/15/33	USD	44	44,853
Clydesdale Acquisition Holdings, Inc. (b)
6.63%, 04/15/29		49	49,855
6.88%, 01/15/30		111	113,775
6.75%, 04/15/32		425	437,017
Crown Americas LLC, 5.88%, 06/01/33 (b)		274	280,247
LABL, Inc. (b)
5.88%, 11/01/28		83	52,011
9.50%, 11/01/28		131	82,657
8.63%, 10/01/31		148	78,715
Magnera Corp., 7.25%, 11/15/31 (b)		33	32,395
Mauser Packaging Solutions Holding Co. (b)
7.88%, 04/15/30		1,281	1,270,893
9.25%, 04/15/30		65	62,400
Sealed Air Corp. (b)
4.00%, 12/01/27		19	18,902
5.00%, 04/15/29		15	15,099
Security		Par (000)	Value
Containers & Packaging (continued)
Sealed Air Corp. (b) (continued)
6.50%, 07/15/32	USD	94	$ 97,514
Silgan Holdings, Inc., 4.25%, 02/15/31 (b)	EUR	100	119,106
Trivium Packaging Finance BV, 8.25%, 07/15/30 (b)	USD	180	192,957
			4,208,244
Distributors (b) — 0.0%
Gates Corp., 6.88%, 07/01/29		74	76,848
Resideo Funding, Inc.
4.00%, 09/01/29		18	17,348
6.50%, 07/15/32		129	132,036
			226,232
Diversified REITs — 0.2%
Digital Realty Trust LP, 1.88%, 11/15/29 (b)		20	20,280
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32 (b)		109	104,058
Iron Mountain, Inc. (b)
5.25%, 07/15/30		6	5,927
5.63%, 07/15/32		113	111,223
6.25%, 01/15/33		67	67,561
4.75%, 01/15/34	EUR	200	228,558
Millrose Properties, Inc. (b)
6.38%, 08/01/30	USD	242	247,620
6.25%, 09/15/32		140	141,258
SBA Communications Corp., 3.13%, 02/01/29		150	143,482
			1,069,967
Diversified Telecommunication Services — 1.1%
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29 (b)		200	212,148
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30 (f)		698	715,392
10.75%, 11/30/29		334	369,095
Fibercop SpA (b)
6.00%, 09/30/34		200	189,469
7.20%, 07/18/36		200	199,050
Frontier Communications Holdings LLC
5.88%, 10/15/27 (b)		12	12,039
5.00%, 05/01/28 (b)		21	21,036
6.75%, 05/01/29 (b)		28	28,212
5.88%, 11/01/29		46	46,898
6.00%, 01/15/30 (b)		59	60,001
8.75%, 05/15/30 (b)		420	438,589
8.63%, 03/15/31 (b)		98	103,114
Iliad Holding SAS (b)
7.00%, 10/15/28		200	202,487
8.50%, 04/15/31		250	269,062
Level 3 Financing, Inc. (b)
3.63%, 01/15/29		18	16,612
4.88%, 06/15/29		250	243,125
6.88%, 06/30/33		802	820,748
7.00%, 03/31/34		636	655,567
Lumen Technologies, Inc. (b)
4.13%, 04/15/29		50	49,437
4.13%, 04/15/30		50	49,588
10.00%, 10/15/32		51	51,257
Sable International Finance Ltd., 7.13%, 10/15/32 (b)		200	202,750
Telecom Italia Capital SA, 7.72%, 06/04/38		141	156,188
Windstream Services LLC, 7.50%, 10/15/33 (b)		141	144,540
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31 (b)		794	833,517
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc. (b)(f)
(5.75% Cash and 0.50% PIK), 9.25%, 03/09/30	USD	555	$ 526,883
(7.13% Cash and 1.88% PIK), 13.75%, 09/09/30		112	102,400
			6,719,204
Electric Utilities — 0.2%
Alpha Generation LLC, 6.75%, 10/15/32 (b)		69	71,428
ContourGlobal Power Holdings SA, 6.75%, 02/28/30 (b)		200	206,222
NextEra Energy Capital Holdings, Inc., (5-year CMT + 2.46%), 6.75%, 06/15/54 (a)		33	35,230
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28 (b)		8	7,890
Texas Competitive Electric Holdings Co. LLC, 1.00%, 11/10/21 (c)(d)(g)		2,375	—
Vistra Operations Co. LLC (b)
7.75%, 10/15/31		121	128,161
6.88%, 04/15/32		82	86,381
XPLR Infrastructure Operating Partners LP (b)
8.38%, 01/15/31		254	266,606
7.75%, 04/15/34		225	228,666
			1,030,584
Electronic Equipment, Instruments & Components (b) — 0.1%
Coherent Corp., 5.00%, 12/15/29		45	44,848
Sensata Technologies BV, 4.00%, 04/15/29		36	35,125
Sensata Technologies, Inc.
4.38%, 02/15/30		243	237,338
3.75%, 02/15/31		145	136,079
6.63%, 07/15/32		200	209,414
WESCO Distribution, Inc., 6.38%, 03/15/33		73	76,218
Zebra Technologies Corp., 6.50%, 06/01/32		29	29,978
			769,000
Energy Equipment & Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp. (b)
6.25%, 04/01/28		18	18,103
6.63%, 09/01/32		333	343,441
Enerflex, Inc., 6.88%, 01/15/31 (b)		36	36,808
Kodiak Gas Services LLC (b)
7.25%, 02/15/29		133	138,367
6.50%, 10/01/33		173	176,670
6.75%, 10/01/35		104	106,934
Oceaneering International, Inc., 6.00%, 02/01/28		18	18,202
Star Holding LLC, 8.75%, 08/01/31 (b)		127	122,283
Tidewater, Inc., 9.13%, 07/15/30 (b)		65	69,741
USA Compression Partners LP/USA Compression Finance Corp. (b)
7.13%, 03/15/29		76	78,668
6.25%, 10/01/33		317	320,801
Weatherford International Ltd., 6.75%, 10/15/33 (b)		214	219,160
			1,649,178
Entertainment — 0.0%
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30 (b)		152	135,092
Environmental, Maintenance & Security Service (b) — 0.4%
Clean Harbors, Inc., 6.38%, 02/01/31		7	7,204
GFL Environmental, Inc.
4.00%, 08/01/28		8	7,891
4.75%, 06/15/29		111	110,775
4.38%, 08/15/29		65	63,916
6.75%, 01/15/31		77	80,786
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Madison IAQ LLC, 5.88%, 06/30/29	USD	1,262	$ 1,254,333
Reworld Holding Corp., 4.88%, 12/01/29		43	41,331
Waste Pro USA, Inc., 7.00%, 02/01/33		624	642,293
Wrangler Holdco Corp., 6.63%, 04/01/32		152	159,330
			2,367,859
Financial Services — 0.6%
Azorra Finance Ltd. (b)
7.75%, 04/15/30		202	213,363
7.25%, 01/15/31		36	37,722
CrossCountry Intermediate HoldCo LLC (b)
6.50%, 10/01/30		73	74,460
6.75%, 12/01/32		72	73,168
Freedom Mortgage Holdings LLC (b)
9.25%, 02/01/29		42	44,052
6.88%, 05/01/31		84	84,050
9.13%, 05/15/31		102	109,554
8.38%, 04/01/32		152	160,005
GGAM Finance Ltd. (b)
8.00%, 06/15/28		29	30,710
6.88%, 04/15/29		65	67,417
5.88%, 03/15/30		173	175,379
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27 (b)		141	145,643
Midcap Financial Issuer Trust, 5.63%, 01/15/30 (b)		200	187,332
OneMain Finance Corp., 6.75%, 09/15/33		153	154,932
PennyMac Financial Services, Inc. (b)
7.88%, 12/15/29		52	55,330
7.13%, 11/15/30		172	180,811
6.88%, 05/15/32		197	206,238
6.75%, 02/15/34		51	52,720
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30 (b)		309	329,182
Rocket Cos., Inc. (b)
6.50%, 08/01/29		172	177,399
6.13%, 08/01/30		546	564,389
7.13%, 02/01/32		164	172,528
6.38%, 08/01/33		280	291,933
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)
2.88%, 10/15/26		75	73,906
3.88%, 03/01/31		20	18,992
4.00%, 10/15/33		9	8,362
UWM Holdings LLC (b)
6.63%, 02/01/30		164	166,063
6.25%, 03/15/31		141	140,775
			3,996,415
Food Products (b) — 0.3%
Aramark Services, Inc., 5.00%, 02/01/28		41	40,994
B&G Foods, Inc., 8.00%, 09/15/28		22	21,645
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29 (f)		460	491,188
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28		258	258,048
7.63%, 07/01/29		241	251,392
Darling Global Finance BV, 4.50%, 07/15/32	EUR	100	119,056
Darling Ingredients, Inc., 6.00%, 06/15/30	USD	151	153,466
Fiesta Purchaser, Inc.
7.88%, 03/01/31		5	5,215
9.63%, 09/15/32		80	83,841
Lamb Weston Holdings, Inc., 4.13%, 01/31/30		248	239,894
Post Holdings, Inc.
4.63%, 04/15/30		36	35,056
4.50%, 09/15/31		28	26,545

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Post Holdings, Inc. (continued)
6.38%, 03/01/33	USD	75	$ 75,750
6.25%, 10/15/34		49	49,272
6.50%, 03/15/36		140	140,189
			1,991,551
Ground Transportation (b) — 0.0%
Genesee & Wyoming, Inc., 6.25%, 04/15/32		86	88,688
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32		26	27,230
			115,918
Health Care Equipment & Supplies (b) — 0.1%
Bausch & Lomb Corp., 8.38%, 10/01/28		533	556,319
Hologic, Inc., 3.25%, 02/15/29		5	4,928
Insulet Corp., 6.50%, 04/01/33		126	131,341
Neogen Food Safety Corp., 8.63%, 07/20/30		60	63,990
			756,578
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33 (b)		100	101,000
AHP Health Partners, Inc., 5.75%, 07/15/29 (b)		256	253,765
CHS/Community Health Systems, Inc. (b)
6.00%, 01/15/29		127	126,964
5.25%, 05/15/30		347	325,900
4.75%, 02/15/31		149	132,742
10.88%, 01/15/32		132	144,070
9.75%, 01/15/34		449	471,598
Concentra Health Services, Inc., 6.88%, 07/15/32 (b)		86	89,939
DaVita, Inc. (b)
6.88%, 09/01/32		8	8,328
6.75%, 07/15/33		12	12,443
Fortrea Holdings, Inc., 7.50%, 07/01/30 (b)		20	20,442
HAH Group Holding Co. LLC, 9.75%, 10/01/31 (b)		38	35,733
HealthEquity, Inc., 4.50%, 10/01/29 (b)		496	487,268
IQVIA, Inc., 6.25%, 06/01/32 (b)		157	164,052
LifePoint Health, Inc. (b)
9.88%, 08/15/30		22	23,687
11.00%, 10/15/30		237	259,903
8.38%, 02/15/32		134	145,452
10.00%, 06/01/32		218	231,534
Medline Borrower LP (b)
3.88%, 04/01/29		157	153,281
5.25%, 10/01/29		458	460,476
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29 (b)		257	265,677
Molina Healthcare, Inc. (b)
6.50%, 02/15/31		177	181,784
6.25%, 01/15/33		106	108,063
Prime Healthcare Services, Inc., 9.38%, 09/01/29 (b)		28	29,400
Sotera Health Holdings LLC, 7.38%, 06/01/31 (b)		175	183,544
Star Parent, Inc., 9.00%, 10/01/30 (b)		373	398,069
Surgery Center Holdings, Inc., 7.25%, 04/15/32 (b)		530	536,078
Tenet Healthcare Corp.
6.75%, 05/15/31		380	395,393
6.00%, 11/15/33 (b)		167	171,942
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29 (b)		231	232,713
			6,151,240
Security		Par (000)	Value
Health Care REITs (b) — 0.1%
Diversified Healthcare Trust, 7.25%, 10/15/30	USD	43	$ 43,967
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32		438	467,755
			511,722
Hotel & Resort REITs — 0.3%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30 (b)		173	177,566
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29 (b)		29	29,683
RHP Hotel Properties LP/RHP Finance Corp. (b)
4.50%, 02/15/29		39	38,612
6.50%, 04/01/32		258	267,568
6.50%, 06/15/33		232	241,173
RLJ Lodging Trust LP, 4.00%, 09/15/29 (b)		74	70,188
Service Properties Trust
0.00%, 09/30/27 (b)(j)		83	75,003
8.63%, 11/15/31 (b)		645	677,486
8.88%, 06/15/32		237	233,789
XHR LP, 6.63%, 05/15/30 (b)		28	28,898
			1,839,966
Hotels, Restaurants & Leisure — 1.2%
Acushnet Co., 5.63%, 12/01/33 (b)		39	39,438
Boyne USA, Inc., 4.75%, 05/15/29 (b)		147	144,990
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc. (b)
5.63%, 09/15/29		29	29,527
4.00%, 10/15/30		175	166,671
Caesars Entertainment, Inc. (b)
7.00%, 02/15/30		342	354,195
6.50%, 02/15/32		226	231,520
Carnival Corp. (b)
5.88%, 06/15/31		66	68,172
5.75%, 08/01/32		45	46,183
6.13%, 02/15/33		384	396,515
Carnival PLC, 4.13%, 07/15/31 (b)	EUR	125	148,736
Churchill Downs, Inc. (b)
4.75%, 01/15/28	USD	47	46,825
5.75%, 04/01/30		308	311,000
6.75%, 05/01/31		188	194,942
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (b)
4.63%, 01/15/29		279	270,974
6.75%, 01/15/30		586	557,154
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29 (b)		94	94,954
Hilton Domestic Operating Co., Inc. (b)
5.88%, 03/15/33		211	217,074
5.75%, 09/15/33		11	11,258
5.50%, 03/31/34		90	90,618
Light & Wonder International, Inc. (b)
7.50%, 09/01/31		41	42,777
6.25%, 10/01/33		77	77,955
Lindblad Expeditions LLC, 7.00%, 09/15/30 (b)		160	166,909
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (b)		78	55,986
Melco Resorts Finance Ltd. (b)
5.38%, 12/04/29		200	197,628
7.63%, 04/17/32		200	210,000
MGM Resorts International, 6.13%, 09/15/29		72	73,992
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29 (b)	USD	40	$ 39,345
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30 (b)		70	72,968
NCL Corp. Ltd. (b)
5.88%, 01/15/31		14	13,947
6.75%, 02/01/32		13	13,311
6.25%, 09/15/33		406	405,829
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (b)
5.63%, 09/01/29		34	25,755
5.88%, 09/01/31		49	32,462
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33 (b)		43	43,961
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/30 (b)		45	45,933
Sabre GLBL, Inc., 10.75%, 11/15/29 (b)		21	17,857
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30 (b)		54	51,570
Station Casinos LLC (b)
4.50%, 02/15/28		69	68,430
4.63%, 12/01/31		203	192,455
6.63%, 03/15/32		33	33,781
Vail Resorts, Inc. (b)
5.63%, 07/15/30		59	59,959
6.50%, 05/15/32		76	78,869
Viking Cruises Ltd. (b)
7.00%, 02/15/29		13	13,075
9.13%, 07/15/31		177	189,539
5.88%, 10/15/33		273	277,221
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (b)		27	27,043
Voyager Parent LLC, 9.25%, 07/01/32 (b)		92	97,623
Warnermedia Holdings, Inc., 5.05%, 03/15/42		538	378,617
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28 (b)		44	43,390
Wynn Macau Ltd. (b)
5.63%, 08/26/28		400	399,208
5.13%, 12/15/29		200	198,196
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)
5.13%, 10/01/29		144	144,853
7.13%, 02/15/31		433	468,544
6.25%, 03/15/33		45	46,011
			7,725,745
Household Durables — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co. (b)
4.63%, 08/01/29		32	30,509
4.63%, 04/01/30		46	43,929
6.88%, 08/01/33		92	92,073
Beazer Homes USA, Inc., 5.88%, 10/15/27		14	14,033
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (b)
5.00%, 06/15/29		228	220,548
4.88%, 02/15/30		56	52,161
Century Communities, Inc., 6.63%, 09/15/33 (b)		83	83,930
Dream Finders Homes, Inc., 8.25%, 08/15/28 (b)		26	26,758
Empire Communities Corp., 9.75%, 05/01/29 (b)		13	13,409
K Hovnanian Enterprises, Inc. (b)
8.00%, 04/01/31		145	147,982
8.38%, 10/01/33		103	104,678
LGI Homes, Inc. (b)
8.75%, 12/15/28		33	34,421
Security		Par (000)	Value
Household Durables (continued)
LGI Homes, Inc. (b) (continued)
7.00%, 11/15/32	USD	62	$ 59,264
Mattamy Group Corp. (b)
4.63%, 03/01/30		72	69,898
6.00%, 12/15/33		70	69,378
Meritage Homes Corp., 1.75%, 05/15/28		98	96,383
New Home Co., Inc. (b)
9.25%, 10/01/29		56	58,445
8.50%, 11/01/30		22	22,657
Newell Brands, Inc., 8.50%, 06/01/28 (b)		50	52,428
Scotts Miracle-Gro Co.
4.50%, 10/15/29		5	4,906
4.38%, 02/01/32		97	91,059
Somnigroup International, Inc. (b)
4.00%, 04/15/29		89	86,711
3.88%, 10/15/31		23	21,498
STL Holding Co. LLC, 8.75%, 02/15/29 (b)		31	32,561
SWF Holdings I Corp., 6.50%, 10/06/29 (b)		285	116,873
Taylor Morrison Communities, Inc., 5.75%, 11/15/32 (b)		39	40,127
			1,686,619
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30		26	24,919
Independent Power and Renewable Electricity Producers (b) — 0.3%
Calpine Corp.
4.50%, 02/15/28		2	2,001
4.63%, 02/01/29		47	46,824
5.00%, 02/01/31		19	19,296
Clearway Energy Operating LLC
4.75%, 03/15/28		8	7,983
3.75%, 01/15/32		184	167,243
Lightning Power LLC, 7.25%, 08/15/32		23	24,457
NRG Energy, Inc.
5.75%, 07/15/29		131	130,359
6.00%, 02/01/33		186	189,683
5.75%, 01/15/34		232	234,359
6.25%, 11/01/34		334	343,023
6.00%, 01/15/36		733	742,707
Vistra Corp., (5-year CMT + 6.93%), 8.00% (a)(k)		44	45,106
XPLR Infrastructure LP, 2.50%, 06/15/26		179	175,653
			2,128,694
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33 (b)		150	154,498
Avient Corp., 6.25%, 11/01/31 (b)		37	38,031
Axon Enterprise, Inc., 6.25%, 03/15/33 (b)		81	84,266
Enpro, Inc., 6.13%, 06/01/33 (b)		49	50,563
NM Holdings Co. LLC, Series B, 9.50%, 07/01/05 (c)(d)(g)		5,125	1
			327,359
Insurance (b) — 1.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer
4.25%, 10/15/27		275	273,252
6.75%, 10/15/27		344	346,021
6.75%, 04/15/28		37	37,672
5.88%, 11/01/29		373	372,672
7.00%, 01/15/31		415	430,552
7.38%, 10/01/32		777	805,647
AmWINS Group, Inc.
6.38%, 02/15/29		36	37,023
4.88%, 06/30/29		88	86,543

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33	USD	106	$ 107,240
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29		63	63,629
Ardonagh Finco Ltd., 7.75%, 02/15/31		600	629,013
Ardonagh Group Finance Ltd., 8.88%, 02/15/32		800	831,444
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%, 12/31/32		333	345,525
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31		400	411,922
8.13%, 02/15/32		245	252,921
HUB International Ltd.
7.25%, 06/15/30		989	1,038,376
7.38%, 01/31/32		1,472	1,544,943
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30		136	142,543
6.88%, 10/01/33		112	108,146
Panther Escrow Issuer LLC, 7.13%, 06/01/31		982	1,017,596
Ryan Specialty LLC, 5.88%, 08/01/32		265	270,768
USI, Inc., 7.50%, 01/15/32		226	236,866
			9,390,314
Interactive Media & Services (b) — 1.8%
Beignet Investor LLC, 6.58%, 05/30/49		9,914	10,474,093
ION Platform Finance U.S., Inc., 5.00%, 05/01/28		200	185,651
Snap, Inc.
6.88%, 03/01/33		291	301,547
6.88%, 03/15/34		162	166,799
			11,128,090
Internet Software & Services (b) — 0.2%
ANGI Group LLC, 3.88%, 08/15/28		45	41,564
Getty Images, Inc.
11.25%, 02/21/30		393	368,506
10.50%, 11/15/30		38	38,314
Match Group Holdings II LLC
4.13%, 08/01/30		137	129,672
3.63%, 10/01/31		65	59,643
6.13%, 09/15/33		141	142,689
Rakuten Group, Inc., 9.75%, 04/15/29		200	223,692
Uber Technologies, Inc., 4.50%, 08/15/29		330	330,041
			1,334,121
IT Services (b) — 0.2%
Amentum Holdings, Inc., 7.25%, 08/01/32		21	22,136
CACI International, Inc., 6.38%, 06/15/33		176	182,103
Fair Isaac Corp., 6.00%, 05/15/33		426	437,565
Fortress Intermediate 3, Inc., 7.50%, 06/01/31		340	354,769
KBR, Inc., 4.75%, 09/30/28		75	73,500
McAfee Corp., 7.38%, 02/15/30		99	86,336
Science Applications International Corp., 5.88%, 11/01/33		207	209,844
			1,366,253
Machinery — 0.4%
ATS Corp., 4.13%, 12/15/28 (b)		35	34,140
Chart Industries, Inc., 7.50%, 01/01/30 (b)		182	189,689
Esab Corp., 6.25%, 04/15/29 (b)		66	67,862
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29 (b)		35	30,450
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29 (b)		675	707,893
Manitowoc Co., Inc., 9.25%, 10/01/31 (b)		32	34,371
Security		Par (000)	Value
Machinery (continued)
Terex Corp., 6.25%, 10/15/32 (b)	USD	133	$ 136,452
TK Elevator Midco GmbH, 4.38%, 07/15/27 (h)	EUR	200	235,866
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27 (b)	USD	515	515,121
Vertiv Group Corp., 4.13%, 11/15/28 (b)		781	771,401
			2,723,245
Media — 1.3%
Adelphia Communications Corp., 10.50%, 12/31/49 (c)(d)(g)		400	—
APLD ComputeCo LLC, 9.25%, 12/15/30 (b)		76	74,548
Cable One, Inc.
0.00%, 03/15/26 (j)		28	27,580
1.13%, 03/15/28		111	90,332
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29 (b)		376	371,759
6.38%, 09/01/29 (b)		159	161,186
4.75%, 03/01/30 (b)		290	276,964
4.50%, 08/15/30 (b)		22	20,713
4.25%, 02/01/31 (b)		280	257,278
4.75%, 02/01/32 (b)		216	197,411
4.50%, 05/01/32		189	169,635
4.50%, 06/01/33 (b)		196	171,570
4.25%, 01/15/34 (b)		544	462,549
Cinemark USA, Inc., 7.00%, 08/01/32 (b)		19	19,716
Cipher Compute LLC, 7.13%, 11/15/30 (b)		249	253,602
CSC Holdings LLC (b)
5.50%, 04/15/27		200	171,484
5.38%, 02/01/28		200	145,105
11.25%, 05/15/28		400	318,266
Directv Financing LLC, 8.88%, 02/01/30 (b)		154	155,816
Directv Financing LLC/Directv Financing Co-Obligor, Inc. (b)
5.88%, 08/15/27		95	95,558
10.00%, 02/15/31		300	306,616
DISH DBS Corp. (b)
5.25%, 12/01/26		254	246,316
5.75%, 12/01/28		215	211,077
DISH Network Corp., 11.75%, 11/15/27 (b)		593	617,183
Flash Compute LLC, 7.25%, 12/31/30 (b)		210	208,060
Gray Media, Inc. (b)
10.50%, 07/15/29		50	53,767
9.63%, 07/15/32		190	197,176
7.25%, 08/15/33		254	259,545
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (b)		180	125,811
Live Nation Entertainment, Inc. (b)
4.75%, 10/15/27		38	38,077
3.75%, 01/15/28		35	34,408
Midcontinent Communications, 8.00%, 08/15/32 (b)		77	78,819
Neptune Bidco U.S., Inc., 10.38%, 05/15/31 (b)		83	85,103
Odeon Finco PLC, 12.75%, 11/01/27 (b)		519	535,122
Sinclair Television Group, Inc., 8.13%, 02/15/33 (b)		169	176,509
Sirius XM Radio LLC (b)
3.13%, 09/01/26		8	7,930
5.00%, 08/01/27		24	24,058
4.00%, 07/15/28		53	51,811
Univision Communications, Inc. (b)
8.00%, 08/15/28		403	417,377
8.50%, 07/31/31		260	271,604
9.38%, 08/01/32		114	122,529
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Versant Media Group, Inc., 7.25%, 01/30/31 (b)	USD	73	$ 75,313
WULF Compute LLC, 7.75%, 10/15/30 (b)		366	377,071
			7,962,354
Metals & Mining — 0.7%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30 (b)		184	188,153
Arsenal AIC Parent LLC (b)
8.00%, 10/01/30		46	48,813
11.50%, 10/01/31		561	617,410
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (b)		296	298,147
Carpenter Technology Corp., 5.63%, 03/01/34 (b)		104	105,635
Cleveland-Cliffs, Inc., 6.88%, 11/01/29 (b)		165	170,893
Commercial Metals Co. (b)
5.75%, 11/15/33		120	122,704
6.00%, 12/15/35		123	126,094
Constellium SE (b)
3.75%, 04/15/29		500	482,804
6.38%, 08/15/32		250	258,005
ERO Copper Corp., 6.50%, 02/15/30 (b)		160	160,500
Kaiser Aluminum Corp. (b)
4.50%, 06/01/31		468	452,146
5.88%, 03/01/34		207	207,649
New Gold, Inc., 6.88%, 04/01/32 (b)		235	249,392
Novelis Corp. (b)
4.75%, 01/30/30		195	188,109
6.88%, 01/30/30		123	127,717
3.88%, 08/15/31		81	73,829
6.38%, 08/15/33		362	366,985
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (h)	EUR	100	114,772
Vallourec SACA, 7.50%, 04/15/32 (b)	USD	200	212,357
			4,572,114
Mortgage Real Estate Investment Trusts (REITs) (b) — 0.1%
Arbor Realty SR, Inc.
8.50%, 12/15/28		31	30,876
7.88%, 07/15/30		46	43,952
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		124	122,722
Starwood Property Trust, Inc.
7.25%, 04/01/29		43	45,412
6.00%, 04/15/30		21	21,555
6.50%, 07/01/30		10	10,431
6.50%, 10/15/30		182	189,752
			464,700
Multi-Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30 (b)		38	40,481
Oil, Gas & Consumable Fuels — 1.4%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29 (b)		93	97,434
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29 (b)		66	66,002
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (b)
9.00%, 11/01/27		38	48,307
5.88%, 06/30/29		89	89,233
6.63%, 07/15/33		54	55,892
Blue Racer Midstream LLC/Blue Racer Finance Corp. (b)
7.00%, 07/15/29		119	124,107
7.25%, 07/15/32		45	47,757
Buckeye Partners LP
6.88%, 07/01/29 (b)		4	4,161
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP (continued)
6.75%, 02/01/30 (b)	USD	23	$ 24,144
5.85%, 11/15/43		16	15,004
5.60%, 10/15/44		1	906
Caturus Energy LLC, 8.50%, 02/15/30 (b)		285	296,812
Chord Energy Corp., 6.75%, 03/15/33 (b)		30	31,024
CITGO Petroleum Corp., 8.38%, 01/15/29 (b)		130	135,177
Civitas Resources, Inc. (b)
8.38%, 07/01/28		57	58,732
8.75%, 07/01/31		48	49,795
CNX Midstream Partners LP, 4.75%, 04/15/30 (b)		32	31,022
CNX Resources Corp., 7.25%, 03/01/32 (b)		29	30,273
Comstock Resources, Inc. (b)
6.75%, 03/01/29		378	378,578
5.88%, 01/15/30		2	1,945
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (b)		250	247,330
Crescent Energy Finance LLC (b)
7.63%, 04/01/32		125	121,190
7.38%, 01/15/33		82	77,814
8.38%, 01/15/34		43	42,714
DBR Land Holdings LLC, 6.25%, 12/01/30 (b)		64	65,464
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33 (b)		92	93,881
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (b)		35	37,077
EG Global Finance PLC, 12.00%, 11/30/28 (b)		415	451,056
Enbridge, Inc. (a)
(5-year CMT + 2.97%), 7.20%, 06/27/54		40	42,356
(5-year CMT + 3.12%), 7.38%, 03/15/55		54	57,161
Energy Transfer LP (a)
(5-year CMT + 2.83%), 7.13%, 10/01/54		75	76,952
(5-year CMT + 4.02%), 8.00%, 05/15/54		127	135,567
Series H, (5-year CMT + 5.69%), 6.50% (k)		129	129,568
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		29	29,119
8.00%, 05/15/33		2	2,076
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33 (b)		39	39,712
Gulfport Energy Operating Corp., 6.75%, 09/01/29 (b)		45	46,471
Harvest Midstream I LP, 7.50%, 05/15/32 (b)		25	26,060
Hess Midstream Operations LP (b)
6.50%, 06/01/29		48	49,570
4.25%, 02/15/30		34	33,255
Hilcorp Energy I LP/Hilcorp Finance Co. (b)
6.25%, 11/01/28		3	3,017
5.75%, 02/01/29		54	53,426
6.00%, 04/15/30		5	4,859
6.25%, 04/15/32		5	4,707
8.38%, 11/01/33		135	137,842
6.88%, 05/15/34		34	31,858
7.25%, 02/15/35		19	18,057
Howard Midstream Energy Partners LLC (b)
7.38%, 07/15/32		27	28,490
6.63%, 01/15/34		168	172,592
ITT Holdings LLC, 6.50%, 08/01/29 (b)		176	168,899
Kinetik Holdings LP, 5.88%, 06/15/30 (b)		6	6,054
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32 (b)		82	84,277
Matador Resources Co. (b)
6.88%, 04/15/28		64	65,401
6.50%, 04/15/32		146	148,068

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Nabors Industries, Inc., 7.63%, 11/15/32 (b)	USD	47	$ 46,195
NGL Energy Operating LLC/NGL Energy Finance Corp. (b)
8.13%, 02/15/29		70	72,658
8.38%, 02/15/32		163	168,797
Noble Finance II LLC, 8.00%, 04/15/30 (b)		16	16,623
Northern Oil & Gas, Inc., 7.88%, 10/15/33 (b)		107	104,181
Northriver Midstream Finance LP, 6.75%, 07/15/32 (b)		42	42,800
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (b)		34	32,743
Permian Resources Operating LLC (b)
8.00%, 04/15/27		70	70,914
7.00%, 01/15/32		57	59,413
6.25%, 02/01/33		301	308,756
Prairie Acquiror LP, 9.00%, 08/01/29 (b)		50	51,971
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (b)		14	13,969
Sunoco LP (b)
5.63%, 03/15/31		40	40,293
6.63%, 08/15/32		45	46,252
6.25%, 07/01/33		48	49,167
5.88%, 03/15/34		83	82,993
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
5.50%, 01/15/28		35	35,019
7.38%, 02/15/29		149	154,001
6.00%, 09/01/31		32	31,850
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29 (b)		135	133,681
TransMontaigne Partners LLC, 8.50%, 06/15/30 (b)		15	15,144
Transocean International Ltd. (b)
8.25%, 05/15/29		43	43,338
8.75%, 02/15/30		35	36,833
8.50%, 05/15/31		63	62,403
7.88%, 10/15/32		57	59,531
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (b)		11	10,748
Valaris Ltd., 8.38%, 04/30/30 (b)		59	61,387
Venture Global LNG, Inc. (b)
9.50%, 02/01/29		395	409,408
7.00%, 01/15/30		8	7,699
8.38%, 06/01/31		352	350,038
9.88%, 02/01/32		177	182,854
Venture Global Plaquemines LNG LLC (b)
6.13%, 12/15/30		258	262,733
7.50%, 05/01/33		62	66,991
6.50%, 01/15/34		271	277,569
7.75%, 05/01/35		74	81,027
6.75%, 01/15/36		420	430,202
Vital Energy, Inc.
7.75%, 07/31/29 (b)		27	26,949
9.75%, 10/15/30		28	29,384
7.88%, 04/15/32 (b)		40	39,411
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (b)		163	164,536
			8,498,706
Passenger Airlines (b) — 0.0%
American Airlines, Inc., 8.50%, 05/15/29		74	77,396
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29		11	11,711
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31		93	93,694
OneSky Flight LLC, 8.88%, 12/15/29		59	63,138
			245,939
Security		Par (000)	Value
Personal Care Products — 0.1%
Opal Bidco SAS, 6.50%, 03/31/32 (b)	USD	200	$ 204,844
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		190	185,072
			389,916
Pharmaceuticals — 0.6%
1261229 B.C. Ltd., 10.00%, 04/15/32 (b)		2,881	2,996,289
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32 (b)		56	59,153
Bausch Health Cos., Inc. (b)
4.88%, 06/01/28		48	42,960
11.00%, 09/30/28		213	220,634
Option Care Health, Inc., 4.38%, 10/31/29 (b)		79	77,185
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26		130	128,294
			3,524,515
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Series AI, 7.00%, 04/15/30		80	79,656
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30 (b)		42	45,581
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31 (b)		208	222,164
Five Point Operating Co. LP, 8.00%, 10/01/30 (b)		27	28,209
Howard Hughes Corp., 4.38%, 02/01/31 (b)		35	33,323
			408,933
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27 (b)		97	95,866
Semiconductors & Semiconductor Equipment — 0.0%
Amkor Technology, Inc., 5.88%, 10/01/33 (b)		25	25,516
ON Semiconductor Corp., 0.50%, 03/01/29		61	57,706
			83,222
Software — 1.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (b)		1,684	1,678,932
Camelot Finance SA, 4.50%, 11/01/26 (b)		21	20,857
Capstone Borrower, Inc., 8.00%, 06/15/30 (b)		386	397,570
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29 (b)		219	190,338
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29 (b)		68	57,651
Cloud Software Group, Inc. (b)
6.50%, 03/31/29		448	453,863
9.00%, 09/30/29		1,567	1,632,047
8.25%, 06/30/32		340	355,314
CoreLogic, Inc., 4.50%, 05/01/28 (b)		513	502,568
CoreWeave, Inc., 9.25%, 06/01/30 (b)		109	101,345
Electronic Arts, Inc., 2.95%, 02/15/51		49	45,198
Ellucian Holdings, Inc., 6.50%, 12/01/29 (b)		366	373,192
Playtika Holding Corp., 4.25%, 03/15/29 (b)		21	18,832
Sabre GLBL, Inc., 10.75%, 03/15/30 (b)		57	46,873
SS&C Technologies, Inc., 6.50%, 06/01/32 (b)		311	323,569
Twilio, Inc.
3.63%, 03/15/29		22	21,252
3.88%, 03/15/31		43	41,096
UKG, Inc., 6.88%, 02/01/31 (b)		630	647,144
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (b)		162	152,879
			7,060,520
Specialty Retail (b) — 0.0%
Advance Auto Parts, Inc., 7.00%, 08/01/30		53	53,281
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail (continued)
Ferrellgas LP / Ferrellgas Finance Corp., 9.25%, 01/15/31	USD	63	$ 64,886
Staples, Inc., 10.75%, 09/01/29		45	44,738
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31		29	27,841
			190,746
Technology Hardware, Storage & Peripherals (b) — 0.1%
Seagate Data Storage Technology Pte Ltd.
8.25%, 12/15/29		54	57,264
8.50%, 07/15/31		76	80,800
Seagate Data Storage Technology Pte. Ltd., 5.88%, 07/15/30		172	177,309
			315,373
Textiles, Apparel & Luxury Goods (b) — 0.1%
Beach Acquisition Bidco LLC
5.25%, 07/15/32	EUR	200	239,283
(10.00% Cash or 10.75% PIK), 10.00%, 07/15/33 (f)	USD	239	263,804
Crocs, Inc.
4.25%, 03/15/29		57	55,163
4.13%, 08/15/31		13	12,010
			570,260
Utilities — 0.1%
TransAlta Corp., 5.88%, 02/01/34		78	78,539
VoltaGrid LLC, 7.38%, 11/01/30 (b)		552	546,892
			625,431
Wireless Telecommunication Services — 0.3%
Altice France SA (b)
6.88%, 10/15/30		21	20,026
6.50%, 10/15/31		30	28,012
6.50%, 04/15/32		324	310,970
6.88%, 07/15/32		217	208,109
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32 (b)		235	243,960
Level 3 Financing, Inc., 8.50%, 01/15/36 (b)		580	593,910
T-Mobile USA, Inc.
3.38%, 04/15/29		67	65,300
3.50%, 04/15/31		26	24,858
Vmed O2 U.K. Financing I PLC (b)
4.25%, 01/31/31		200	182,402
4.75%, 07/15/31		200	184,643
			1,862,190
Total Corporate Bonds — 23.1% (Cost: $151,796,677)			145,579,969
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31 (c)(f)		66	—
IT Services — 0.3%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31		1,664	1,655,322
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29		169	168,275
			1,823,597
Security		Par (000)	Value
Software — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	USD	1,037	$ 1,002,862
Total Fixed Rate Loan Interests — 0.5% (Cost: $2,933,412)			2,826,459
Floating Rate Loan Interests (a)
Advertising Agencies — 0.4%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.83%, 08/23/28		643	643,776
Outfront Media Capital LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 09/24/32		738	739,845
Planet U.S. Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.82%, 02/07/31		693	696,648
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 8.93%, 02/15/29		247	229,511
			2,309,780
Aerospace & Defense — 2.4%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 10/31/30		1,209	1,214,128
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR + 4.18%), 8.37%, 08/03/29		1,106	1,108,404
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 10/31/31		2,296	2,304,040
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 10/31/31		872	875,342
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 01/27/32		502	502,583
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.43%, 02/26/32		5	5,474
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.38%, 02/26/32		602	604,421
Propulsion BC Finco SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 12/01/32		646	648,329
TransDigm, Inc.
2023 Term Loan J, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 02/28/31		4,092	4,105,737
2024 Term Loan L, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 01/19/32		832	835,551
2025 Term Loan K, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 03/22/30		98	97,763
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 08/19/32		2,998	3,009,357
			15,311,129
Air Freight & Logistics — 0.4%
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 03/18/30		1,764	1,767,551
Stonepeak Nile Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.16%, 04/09/32		515	514,722
			2,282,273

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobile Components — 1.3%
Allison Transmission, Inc., 2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 11/05/32	USD	1,029	$ 1,033,291
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 05/06/30		3,594	3,594,340
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 01/28/32		1,456	1,461,811
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.84%, 01/30/32		94	94,295
RealTruck Group, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.86%), 7.58%, 01/31/28		193	147,386
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 8.83%, 01/31/28		555	428,234
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 8.99%, 11/17/28		1,361	1,335,971
			8,095,328
Beverages — 0.6%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.17%, 01/24/29		1,510	1,499,002
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.02%, 01/24/29		827	543,987
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 9.77%, 01/24/30		569	144,715
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 03/31/28		822	823,794
Sazerac Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 07/09/32		741	741,719
			3,753,217
Biotechnology — 0.5%
Parexel International Corporation, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 12/12/31		3,048	3,056,461
Building Materials — 0.2%
CP Iris HoldCo I, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 10/27/32		1,392	1,381,426
Building Products — 3.2%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 09/08/32		2,939	2,943,617
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.97%, 07/08/30		1,172	1,131,040
EMRLD Borrower LP
2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.12%, 08/04/31		1,793	1,795,307
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.07%, 05/31/30		2,799	2,804,921
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 06/17/31		454	447,127
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.72%, 03/08/29		429	379,584
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 03/19/29		1,007	1,010,264
Security		Par (000)	Value
Building Products (continued)
Quikrete Holdings, Inc. (continued)
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 02/10/32	USD	2,211	$ 2,217,614
QXO Building Products, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 04/30/32		420	420,714
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 09/22/28		450	451,045
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 10/19/29		3,461	3,474,336
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 08/05/31		2,845	2,752,078
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 5.83%, 10/04/28		98	98,270
			19,925,917
Capital Markets — 3.1%
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 07/30/31		390	391,586
Allspring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.69%, 11/01/30		605	607,790
Aretec Group, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 08/09/30		541	542,274
Ascensus Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 11/24/32		1,275	1,272,769
Chicago U.S. Midco III LP, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 11/01/32 (c)		1,729	1,731,221
Citadel Securities LP, 2024 First Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/31/31		1,336	1,343,075
CPI Holdco B LLC, 2025 Add-on Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/19/31		3,348	3,354,228
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 04/07/28		1,241	1,246,640
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 09/15/31		2,150	2,152,926
Gryphon Acquire NewCo LLC, Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.85%, 09/13/32		727	731,624
GTCR Everest Borrower LLC, Add on Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 09/05/31		468	469,207
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.17%, 01/31/30		287	287,048
Hudson River Trading LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.49%, 03/18/30		459	460,527
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.82%, 12/15/31		3,352	3,334,034
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Osaic Holdings, Inc., 2025 Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.60%, 07/30/32	USD	1,837	$ 1,843,540
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.22%, 10/16/31 (c)		108	108,403
			19,876,892
Chemicals — 3.9%
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 12/20/29		929	931,106
Chemours Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.22%, 10/15/32		2,199	2,169,027
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.75%, 11/01/30		1,752	1,755,779
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.61%, 10/04/29		493	473,119
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.84%, 06/12/31		1,566	1,566,820
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 12/18/30		1,381	1,386,912
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 03/29/32		507	501,614
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.86%), 5.58%, 02/15/30		258	258,753
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 02/18/30		603	485,973
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.97%, 10/07/31		522	345,861
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 7.70%, 07/03/28		1,212	1,057,855
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 11/26/31 (c)		815	817,462
Nouryon Finance BV, 2024 USD Term Loan B1, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.04%, 04/03/28		1,091	1,089,860
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 06/20/31		2,270	2,248,023
2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 11/03/32		1,551	1,540,345
Oxea Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.29%, 04/08/31		1,440	1,060,921
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.87%, 10/09/31		504	505,358
Qnity Electronics, Inc., Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.80%, 11/01/32		2,307	2,315,651
Solstice Advanced Materials, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.59%, 10/29/32		841	844,684
Security		Par (000)	Value
Chemicals (continued)
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.86%, 08/02/30	USD	1,990	$ 1,971,795
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.69%, 08/19/32		1,224	1,222,782
			24,549,700
Commercial Services & Supplies — 5.7%
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.87%, 05/21/31		1,733	1,741,733
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 08/12/32		2,552	2,554,580
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 08/20/32		4,163	4,182,188
Anticimex International AB, 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.90%), 7.31%, 11/17/31		467	468,563
Aramark Services, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 06/22/30		941	943,132
Belron Finance LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.12%, 10/16/31		3,130	3,145,211
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 08/23/32		1,139	1,144,766
CHG Healthcare Services, Inc., 2025 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.71%, 09/29/28		872	875,360
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 10/01/31		2,973	2,983,453
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.84%, 08/01/29		1,390	1,395,890
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 1.50% and 3.75% PIK), 9.09%, 07/31/30 (f)		439	419,432
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 02/01/29		1,877	1,882,094
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 06/02/31		564	564,947
Herc Holdings, Inc., Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.52%, 06/02/32		277	277,981
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.61%), 7.33%, 06/30/28		1,007	843,882
2021 Term Loan C, (1-mo. CME Term SOFR at 0.00% Floor + 3.61%), 7.33%, 06/30/28		199	166,533
Ingenovis Health, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.51%), 8.33%, 03/06/28		688	183,945

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
ION Platform Finance U.S., Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 10/07/32	USD	3,364	$ 3,148,940
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.86%, 08/11/28		194	160,982
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.72%, 05/04/28		2,953	2,962,459
Packers Holdings LLC, 2025 Takeback Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.32%, 03/10/31		135	129,676
PG Investment Co. 59 SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 03/26/31		544	544,472
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.13%, 10/13/30		779	779,502
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.58%, 03/07/32		2,479	2,471,035
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.04%, 12/17/28 (d)(g)		586	70,294
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 01/30/31		1,829	1,829,855
			35,870,905
Communications Equipment — 0.3%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 10/24/30		1,230	1,232,384
Orbcomm, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.20%, 09/01/28		503	477,624
Radiate Holdco LLC
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.72%, 06/26/29		32	31,551
2025 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.72%, 06/26/29		64	63,102
			1,804,661
Construction & Engineering — 1.7%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 09/23/31		2,832	2,845,675
Blackfin Pipeline LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 09/29/32		471	471,391
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.35%, 08/01/30		2,495	2,267,878
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.56%, 07/01/31		1,245	1,250,962
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.22%, 07/01/31		1,222	1,227,474
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 11/03/31		372	374,566
Security		Par (000)	Value
Construction & Engineering (continued)
Legence Holdings LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 5.97%, 12/16/31	USD	740	$ 744,151
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 01/25/31		1,345	1,350,414
			10,532,511
Consumer Discretionary — 0.9%
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 01/03/29		2,642	2,651,070
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 01/31/31		823	811,270
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.68%), 7.35%, 07/06/29		445	448,175
Fleet U.S. Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.79%, 02/21/31 (c)		625	627,187
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 12/31/32		588	589,364
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 11/19/31		508	509,646
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.10%), 7.82%, 11/02/27		249	243,401
			5,880,113
Consumer Finance — 1.8%
Boost Newco Borrower LLC, 2025 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 01/31/31		3,433	3,435,526
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 04/01/32		1,422	1,425,626
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 04/28/28		2,058	2,059,599
Shift4 Payments LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 06/30/32		588	590,589
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 06/24/31		1,868	1,871,319
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 06/24/31		979	977,667
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 03/31/28		322	322,395
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 03/05/32		422	421,462
			11,104,183
Consumer Staples Distribution & Retail — 0.5%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.21%, 08/30/32		1,157	1,162,299
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Pye-Barker Fire & Safety LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 12/16/32	USD	1,105	$ 1,111,342
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 10/03/31		618	622,010
			2,895,651
Containers & Packaging — 2.0%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.57%, 09/07/27		1,814	1,819,439
Charter Next Generation, Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.50%, 11/29/30		3,409	3,413,754
Clydesdale Acquisition Holdings, Inc.
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 04/01/32		1,454	1,452,685
Term Loan B, (1-mo. CME Term SOFR + 3.18%), 6.89%, 04/13/29		190	190,032
LABL, Inc., 2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 8.94%, 10/30/28		1,630	1,026,651
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 04/15/30		1,005	983,021
Potters Industries LLC, 2025 Repriced Term Loan B, (1-mo. CEM Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/09/32 (c)		806	809,023
Pregis TopCo LLC, 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 02/01/29		1,468	1,478,934
Proampac PG Borrower LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 7.89%, 09/15/28		178	178,192
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.22%, 09/15/32		519	519,877
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 09/15/28		973	932,776
			12,804,384
Distributors — 1.6%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 01/31/31		1,430	1,434,532
Core & Main LP
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 07/27/28		2,972	2,977,715
2024 Term Loan E, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 02/09/31		694	693,698
Dealer Tire Financial LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 07/02/31		1,166	1,165,124
Fluid-Flow Products, Inc., 2025 Term Loan B, 03/31/28 (l)		354	354,242
Gates Corp.
2022 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 11/16/29		304	304,559
Security		Par (000)	Value
Distributors (continued)
Gates Corp. (continued)
2024 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 06/04/31	USD	1,751	$ 1,754,691
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 7.83%, 10/28/27		363	315,365
Resideo Funding, Inc., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 08/13/32		1,016	1,017,270
			10,017,196
Diversified Telecommunication Services — 1.3%
Altice Financing SA, USD 2017 1st Lien Term Loan, (Prime + 1.75%), 8.50%, 01/31/26 (c)		1,668	1,647,431
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.18%, 04/16/29		1,056	1,048,913
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.18%, 04/15/30		1,236	1,227,035
2024 Term Loan A, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.72%, 06/01/28		119	119,426
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00% and 0.50% PIK), 7.33%, 03/11/30 (f)		4,113	3,889,699
			7,932,504
Electric Utilities — 0.5%
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.00%), 5.82%, 12/15/27		1,112	1,115,345
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.35%, 12/15/31		606	608,025
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 12/20/30		1,473	1,480,008
			3,203,378
Electronic Equipment, Instruments & Components — 0.7%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 06/20/31 (c)		830	833,517
Coherent Corp., 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 07/02/29		783	783,413
Lsf12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.37%, 12/02/31		638	641,682
Pinnacle Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.49%, 10/01/32		873	875,754
Project Aurora U.S. Finco, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.60%, 09/30/32		240	240,900
Sanmina Corp., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.92%, 10/27/32 (c)		1,032	1,033,290
			4,408,556

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Energy Equipment & Services — 0.1%
Deep Blue Operating I LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.59%, 10/01/32	USD	321	$ 321,735
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 09/22/32		267	268,335
			590,070
Entertainment — 1.1%
Bally ’ s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.37%, 10/02/28		632	622,366
Delta 2 Lux SARL, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 09/30/31		2,568	2,574,479
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.53%, 03/04/32		1,930	1,929,570
GVC Holdings Gibraltar Ltd., 2025 Term Loan B5 (2032), (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 07/31/32		328	325,338
Live Nation Entertainment, Inc., 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 10/21/32		1,606	1,606,000
			7,057,753
Environmental, Maintenance & Security Service — 2.0%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.25%), 6.92%, 10/24/30		801	801,243
Clean Harbors, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.50%), 5.22%, 10/08/32		548	552,565
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 10/21/28		2,925	2,938,131
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.27%, 03/03/32		2,450	2,457,210
JFL-Tiger Acquisition Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.48%, 10/17/30		621	621,618
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.70%, 06/21/28		3,171	3,184,100
Reworld Holding Corp.
2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 01/15/31		365	365,000
2025 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 01/15/31		165	165,320
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 01/15/31		1,017	1,017,354
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 11/30/28		775	775,610
			12,878,151
Financial Services — 0.5%
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.39%, 02/27/32		1,917	1,798,677
Security		Par (000)	Value
Financial Services (continued)
Orion U.S. Finco, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.43%, 10/08/32	USD	908	$ 911,687
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 11/05/28		411	413,035
			3,123,399
Food Products — 1.4%
Chobani LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 10/28/32		4,344	4,361,376
Froneri U.S., Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.45%, 09/30/31		3,126	3,122,507
2025 USD Term Loan B6, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.12%, 09/30/32		323	322,877
H-Food Holdings LLC, 2025 Exit Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.34%, 03/29/30		136	136,211
Savor Acquisition, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.83%, 02/19/32		61	61,050
UTZ Quality Foods LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/29/32		991	994,598
Wellness Pet LLC
2025 First Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.95%), 7.62%, 12/31/29		229	138,675
2025 Second Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 7.68%, 12/31/29		128	14,063
			9,151,357
Ground Transportation — 0.5%
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 04/10/31		3,477	3,475,817
Health Care Equipment & Supplies — 0.6%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 09/29/28		833	832,830
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.97%, 01/15/31		1,868	1,884,298
QuidelOrtho Corp., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 08/20/32		942	941,075
			3,658,203
Health Care Providers & Services — 1.8%
AHP Health Partners, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.97%, 09/20/32		199	198,847
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 07/26/31		609	613,354
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.22%, 11/01/28		1,914	1,922,371
EyeCare Partners LLC, 2024 Third Out Term Loan C, 0.00%, 11/30/28 (d)(g)		45	7,845
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 07/03/28	USD	485	$ 488,214
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.65%, 05/19/31		1,058	1,060,547
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.44%, 11/01/28		536	113,140
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 10.94%, 11/01/29		536	108,808
Medline Borrower LP
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 10/23/30		633	634,841
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 10/23/28		1,353	1,356,522
Sotera Health Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.34%, 05/30/31		1,877	1,885,356
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 09/27/30		871	872,247
Surgery Center Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 12/19/30		1,310	1,314,876
Team Health Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.34%, 06/30/28		472	472,809
			11,049,777
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 05/20/30		436	435,263
Hotels, Restaurants & Leisure — 5.7%
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.61% and 6.00% PIK), 11.35%, 03/11/30 (f)		189	187,378
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.35%, 03/11/30		203	202,833
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 05/31/30 (c)		921	924,889
Burger King (Restaurant Brands International Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 09/20/30		1,762	1,762,763
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 5.97%, 02/06/31		2,872	2,843,154
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 5.97%, 02/06/30		922	913,469
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 03/24/32		3,104	3,118,184
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.97%, 01/27/29		3,915	3,912,988
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 11/30/30		3,446	3,439,807
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Flutter Financing BV (continued)
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 06/04/32	USD	1,030	$ 1,030,396
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 09/22/32		2,783	2,797,371
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.44%, 11/01/29		751	735,493
Herschend Entertainment Co. LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 05/27/32		824	829,009
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 11/08/30		696	699,925
IRB Holding Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.22%, 12/16/30		1,670	1,672,827
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.99%, 04/14/29		975	977,489
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 11/12/29		1,864	1,650,808
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.92%, 08/01/30		503	464,685
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.22%, 05/03/29		1,023	1,028,356
Sabre GLBL, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 9.82%, 11/15/29		460	404,631
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 9.82%, 11/15/29 (c)		234	208,201
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.72%, 12/04/31		459	454,993
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 05/01/31		299	294,599
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 03/14/31		1,869	1,874,224
TRQ Sales LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.90%, 12/30/32 (c)		734	723,908
Voyager Parent LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 07/01/32		1,035	1,034,867
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.22%, 08/03/28		847	846,686
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 05/24/30		1,131	1,133,038
			36,166,971
Household Durables — 0.9%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.86%, 07/31/28		1,955	1,958,233
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 01/20/32		1,973	1,980,195

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR at 0.00% Floor + 2.25%), 5.91%, 10/24/31	USD	377	$ 379,172
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.61%), 8.33%, 12/19/29		153	151,492
Weber-Stephen Products LLC, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.74%, 10/01/32		1,428	1,428,714
			5,897,806
Household Products — 0.2%
Lavender U.S. HoldCo 1, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.93%, 12/30/32		859	865,082
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 03/04/32		252	252,955
			1,118,037
Independent Power and Renewable Electricity Producers — 1.1%
Calpine Construction Finance Co. LP, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 07/31/30		2,187	2,188,475
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 01/31/31		697	697,294
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.59%, 04/16/31		2,806	2,812,141
Talen Energy Supply LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/25/32		992	991,385
			6,689,295
Industrial Conglomerates — 0.1%
CoorsTek, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.86%, 10/28/32		540	543,715
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.43%, 12/31/29		218	175,248
			718,963
Insurance — 7.0%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 09/19/31		6,750	6,746,774
AmWINS Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 5.97%, 01/30/32		2,570	2,576,465
Amynta Agency Borrower, Inc., 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 12/29/31		2,411	2,414,493
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.92%, 02/15/31		2,451	2,443,468
Asurion LLC
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR at 0.00% Floor + 5.36%), 9.08%, 01/31/28		985	980,615
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 5.36%), 9.08%, 01/20/29		953	933,940
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.07%, 08/19/28		1,344	1,346,073
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.97%, 09/19/30		832	831,956
Security		Par (000)	Value
Insurance (continued)
Asurion LLC (continued)
2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.97%, 09/19/30	USD	1,682	$ 1,680,895
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.25%, 05/26/31		953	949,472
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.12%, 06/20/30		4,277	4,296,740
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 02/15/31		1,678	1,680,642
Jones DesLauriers Insurance Management Inc., 2025 Repriced Term Loan B, 12/10/32 (l)		1,096	1,096,395
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.59%, 03/15/30		1,104	1,103,983
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.72%, 07/02/31		214	214,186
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 09/15/31		1,865	1,866,115
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 07/31/31		3,553	3,563,505
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 05/06/31		3,456	3,456,959
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 05/06/32		476	480,942
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 09/29/30		1,757	1,759,116
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 11/21/29		3,603	3,610,119
			44,032,853
Interactive Media & Services — 0.2%
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.97%, 05/03/28		611	567,085
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.97%, 12/31/31		526	448,211
			1,015,296
Internet Software & Services — 2.0%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.34%, 08/15/29		1,060	855,664
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.09%, 11/08/32		1,321	1,323,944
Gen Digital, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 09/12/29		2,823	2,826,371
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 04/16/32		288	287,699
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Internet Software & Services (continued)
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 05/30/31	USD	992	$ 993,053
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 11/09/29		1,236	1,237,586
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 08/31/28		3,399	3,413,473
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.47%, 03/15/30		1,933	1,912,945
			12,850,735
IT Services — 3.2%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 09/29/31		1,251	1,253,229
Avalara, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 03/26/32		110	110,844
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 06/17/30		1,134	1,132,189
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.77%, 12/09/31		2,310	2,308,069
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.84%, 03/01/31 (c)		1,658	1,656,003
Finastra USA, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 09/15/32		3,638	3,556,145
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.78%, 06/27/31		562	560,930
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.72%, 03/01/29		1,635	1,503,664
Peraton Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.85%), 7.69%, 02/01/28		1,628	1,508,727
Ping Identity Corporation, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.62%, 11/15/32		548	548,685
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 7.85%, 06/02/28		1,503	1,447,030
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 06/28/30 (c)		994	991,476
X Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 10.45%, 10/26/29		3,833	3,761,857
			20,338,848
Leisure Products — 0.3%
Bombardier Recreational Products, Inc., 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 01/22/31		555	556,163
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.26%), 6.93%, 07/22/30		1,186	1,183,821
			1,739,984
Security		Par (000)	Value
Machinery — 3.0%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, (3- mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.42%, 06/23/30	USD	852	$ 854,394
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.48%, 03/15/30		472	473,584
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 05/14/28 (c)		266	266,392
Generac Power Systems, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.62%, 07/03/31		286	287,091
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3- mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.86%, 12/21/29		25	25,727
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.53%, 02/15/29		3,869	3,893,200
Indicor LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 11/22/29		790	793,708
INNIO Group Holding GmbH, 2025 Term Loan B2, (3- mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.13%, 11/02/28		855	857,138
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 09/26/31		487	490,124
SPX Flow, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 04/05/29		2,506	2,510,800
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.95%, 04/30/30		3,205	3,222,959
Vertiv Group Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.61%, 08/12/32		3,475	3,490,354
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.87%, 01/27/31		2,067	2,069,670
			19,235,141
Media — 3.3%
Altice France SA, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.86%, 05/31/31		1,573	1,570,306
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.99%, 12/07/30		1,228	1,226,281
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.24%, 12/15/31		857	857,370
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.34%, 12/02/31		902	888,305
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27		2,939	2,563,476
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.10%, 08/02/27		91	91,083
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 08/30/30		940	936,013
Gray Media, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.12%, 06/04/29		4	4,396

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Learfield Communications LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.47%, 06/30/28	USD	540	$ 540,736
NEP Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.22%, 10/17/31		1,330	1,214,037
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.23% and 1.50% PIK), 8.83%, 09/25/29 (f)		2,945	2,250,705
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.93%, 04/04/29		684	670,824
Sunrise Financing Partnership, Term Loan AAA1, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.43%, 02/16/32		502	503,526
Telenet Financing USD LLC, 2020 USD Term Loan AR, (1-mo. CME Term SOFR at 0.00% Floor + 2.11%), 5.86%, 04/30/28		325	324,756
UFC Holdings LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.87%, 11/21/31		3,415	3,428,601
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.11%, 01/31/29		1,212	1,213,515
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.57%, 01/24/31		2,657	2,662,863
			20,946,793
Metals & Mining — 1.0%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 05/13/29		97	96,864
BradyPlus Holdings LLC, 2025 Term Loan B, (3-mo. CEM Term SOFR at 0.00% Floor + 3.50%), 7.17%, 12/11/30		2,432	2,403,619
Covia Holdings LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.71%, 02/26/32		1,350	1,338,047
Element Solutions, Inc., 2025 Add-on Term Loan B, 12/18/30 (l)		444	446,033
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/11/32		2,204	2,211,683
			6,496,246
Oil, Gas & Consumable Fuels — 1.6%
Buckeye Partners LP, 2025 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 11/22/32		479	481,038
Colossus Acquireco LLC, Term Loan B, (3-mo. SOFR at 0.00% Floor + 1.75%), 5.41%, 07/30/32		1,787	1,784,789
EG America LLC, 2025 USD Repriced Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.32%, 02/07/28		325	325,849
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.12%, 12/21/28		2,012	2,017,625
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.94%, 10/04/30		237	237,381
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.74%, 02/11/30		687	687,243
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 04/01/32	USD	505	$ 507,938
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.59%, 04/07/32		313	315,516
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 10/05/28		2,607	2,616,926
Stakeholder Midstream LLC, Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 01/02/31		707	709,253
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 06/16/32		248	248,734
			9,932,292
Passenger Airlines — 1.0%
AAdvantage Loyalty IP Ltd.
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.13%, 04/20/28		812	813,202
2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.13%, 05/28/32		628	630,595
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 03/21/31		1,455	1,462,301
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.69%, 01/29/27		143	142,550
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.26%, 06/04/29		1,250	1,250,406
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.44%, 08/27/29		931	889,691
United Airlines, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 02/22/31		1,205	1,209,266
			6,398,011
Personal Care Products — 0.0%
ACP Tara Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 12/15/32 (c)		257	258,285
Pharmaceuticals — 1.3%
Amneal Pharmaceuticals LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.22%, 08/01/32		2,047	2,062,221
Elanco Animal Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.62%, 10/31/32		363	363,109
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.47%, 04/23/31		537	532,317
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 7.77%, 10/01/27		596	584,919
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.97%, 05/05/28		1,591	1,590,727
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 09/22/32		1,529	1,536,023
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.97%, 05/19/31	USD	367	$ 352,504
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 04/20/29		895	897,820
PRA Health Sciences, Inc., 2024 US Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 07/03/28		121	121,639
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 08/01/31		316	317,027
			8,358,306
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 01/31/30		492	494,928
Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 07/06/29		504	506,144
MKS, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.72%, 08/17/29		1,392	1,397,134
			1,903,278
Software — 10.7%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/24/31		3,393	3,410,763
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 02/15/29		2,556	2,558,761
BCPE Pequod Buyer, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 11/25/31		1,433	1,435,604
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.82%, 07/30/31		3,019	3,008,432
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.72%, 01/23/32		2,276	2,281,775
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 07/06/29		2,763	2,327,302
Clearwater Analytics LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.21%, 04/21/32		959	956,805
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/21/31		2,706	2,707,891
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/13/32		3,564	3,565,913
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 7.57%, 10/08/28		646	615,038
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.33%, 06/04/29		488	490,845
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.33%, 06/02/28		1,621	1,619,988
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.62%, 05/01/31		1,995	1,913,889
Security		Par (000)	Value
Software (continued)
Darktrace PLC, 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.19%, 10/09/31	USD	219	$ 220,114
Dayforce, Inc., 2025 Term Loan, 08/20/32 (l)		2,915	2,904,594
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 06/26/31 (c)		626	613,010
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 10/08/29		2,855	2,868,809
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.47%, 11/22/32		513	516,365
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.22%, 05/30/31		2,608	2,615,392
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 01/30/32		4,529	4,515,100
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 03/20/32		3,089	3,089,413
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.97%, 06/17/31		2,050	2,055,321
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 8.97%, 06/17/32		474	468,786
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.09%, 07/01/31		605	601,723
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 12/17/27		271	259,261
PointClickCare Technologies, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/03/31		709	709,398
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.61%, 07/16/31		2,199	2,203,913
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.26%), 6.93%, 04/24/28		1,637	1,635,086
Sabre GLBL, Inc. (c)
2025 11th Amendment Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.35%), 10.07%, 07/30/29		168	149,800
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.35%), 10.07%, 07/30/29		82	73,267
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 05/09/31		3,470	3,488,624
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.34%, 02/10/31		3,671	3,672,426
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.09%, 04/12/31		2,358	2,364,270
Waystar Technologies, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 10/22/29 (c)		633	636,009
X.AI LLC, Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 7.25%), 10.85%, 06/28/30		2,180	2,148,950

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 11/26/31	USD	1,715	$ 1,699,677
Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 09/28/29		972	961,323
			67,363,637
Specialty Retail — 0.3%
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.31%, 04/23/31		787	786,516
Peer USA LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 09/29/32		335	335,278
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.07%, 10/20/28		279	277,174
Serta Simmons Bedding LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 11.29%, 06/29/28		263	247,448
			1,646,416
Technology Hardware, Storage & Peripherals — 0.3%
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.37%, 05/25/29		3,002	1,519,582
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.37%, 05/25/29		436	220,543
			1,740,125
Textiles, Apparel & Luxury Goods — 0.3%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 12/21/28		1,253	1,253,844
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 02/13/32		630	629,578
Beach Acquisition Bidco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 09/12/32		301	303,071
			2,186,493
Trading Companies & Distributors — 0.1%
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 2.00% and 3.25% PIK), 8.97%, 07/02/29 (f)		1,942	791,271
Transportation Infrastructure — 0.2%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.07%, 12/15/26		719	713,501
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 11.89%, 08/20/29		1,072	407,565
			1,121,066
Security		Par (000)	Value
Wireless Telecommunication Services — 0.8%
Digicel International Finance Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.02%, 08/06/32	USD	689	$ 686,540
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 03/29/32		3,332	3,339,497
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 10/06/32 (c)		1,289	1,292,223
			5,318,260
Total Floating Rate Loan Interests — 86.1% (Cost: $549,321,708)			543,175,291

	Shares
Investment Companies
Equity Funds — 5.0%
Hearthside Equity	8,393	126,592
Invesco Senior Loan ETF	1,141,200	23,965,167
SPDR Blackstone Senior Loan ETF	175,000	7,222,250
		31,314,009
Fixed Income Funds — 1.7%
iShares Broad USD High Yield Corporate Bond ETF (m)	285,000	10,657,575
Total Investment Companies — 6.7% (Cost: $41,996,438)		41,971,584

		Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust (c)(n)	USD	1,156	—
Industrial Conglomerates — 0.0%
Millennium Corp. (c)(n)		1,084	—
Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)
Preferred Securities
Capital Trusts — 0.7%
Banks (k) — 0.3%
Bank of America Corp. (a)
6.25%	USD	155	157,434
6.63%		365	380,312
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Barclays PLC (a)
4.38%	USD	200	$ 193,490
9.63%		200	226,559
Citigroup, Inc.
6.63% (a)		90	91,465
Series CC, 7.13% (a)		180	185,574
Series DD, 7.00% (a)		45	47,460
Series EE, 6.75% (a)		100	101,793
Series FF, 6.95% (a)		40	41,239
Series GG, 6.88%		60	62,346
PNC Financial Services Group, Inc., Series W, 6.25% (a)		30	30,972
Wells Fargo & Co., 6.85% (a)		44	45,981
			1,564,625
Capital Markets (a) — 0.0%
Apollo Global Management, Inc., 6.00%, 12/15/54		84	82,951
Goldman Sachs Group, Inc., Series Y, 6.13% (k)		205	207,860
			290,811
Electric Utilities (a) — 0.0%
AES Corp., 7.60%, 01/15/55		71	72,307
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55		19	20,263
Dominion Energy, Inc., 6.63%, 05/15/55		15	15,457
Duke Energy Corp., 6.45%, 09/01/54		33	34,636
NextEra Energy Capital Holdings, Inc., 6.38%, 08/15/55		55	56,774
			199,437
Financial Services (a) — 0.1%
Brookfield Finance, Inc., 6.30%, 01/15/55		125	123,856
Corebridge Financial, Inc., 6.38%, 09/15/54		59	59,451
Goldman Sachs Group, Inc., 6.85% (k)		85	88,393
UBS Group AG (b)(k)
7.00%		200	204,141
7.75%		200	215,606
Series NC10, 9.25%		200	234,552
			925,999
Independent Power and Renewable Electricity Producers (a)(b)(k) — 0.1%
NRG Energy, Inc., 10.25%		145	158,317
Vistra Corp., 7.00%		301	306,256
			464,573
Multi-Utilities — 0.0%
AltaGas Ltd., 7.20%, 10/15/54 (a)(b)		52	53,910
Oil, Gas & Consumable Fuels (a)(k) — 0.2%
Energy Transfer LP, Series G, 7.13%		62	63,485
Sunoco LP, 7.88% (b)		602	618,420
Venture Global LNG, Inc., 9.00% (b)		397	313,523
			995,428
			4,494,783

Shares
Preferred Stocks — 0.0% (d)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	382	66,794
Security	Shares	Value
IT Services (c) — 0.0%
Veritas Newco
Series G	1,882	$ 44,233
Series G-1	1,301	29,923
		74,156
		140,950
Total Preferred Securities — 0.7% (Cost: $4,751,092)		4,635,733
Warrants
Energy Equipment & Services — 0.0%
Turbo Cayman Ltd., (Strike Price GBP 0.01) (c)(d)	1	—
Financial Services — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00) (d)	2,435	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 118.9% (Cost: $762,698,344)		749,872,919
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.65% (m)(o)	1,327,027	1,327,027
Total Short-Term Securities — 0.2% (Cost: $1,327,027)		1,327,027
Total Investments — 119.1% (Cost: $764,025,371)		751,199,946
Liabilities in Excess of Other Assets — (19.1)%		(120,399,159)
Net Assets — 100.0%		$ 630,800,787

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $282,912, representing less than 0.05% of its net assets as of period end, and an original cost of $31,736.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	When-issued security.
(j)	Zero-coupon bond.
(k)	Perpetual security with no stated maturity date.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Affiliate of the Fund.
(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ —	$ 1,327,027 (a)	$ —	$ —	$ —	$ 1,327,027	1,327,027	$ 108,415	$ —
iShares Broad USD High Yield Corporate Bond ETF	—	10,581,811	—	—	75,764	10,657,575	285,000	394,634	—
				$ —	$ 75,764	$ 11,984,602		$ 503,049	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Ultra Long Treasury Note	40	03/20/26	$ 4,601	$ 26,183
U.S. Long Bond	23	03/20/26	2,659	25,296
				$ 51,479
Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	27,169	EUR	23,000	Morgan Stanley & Co. International PLC	03/18/26	$ 48
USD	116,883	EUR	99,000	Morgan Stanley & Co. International PLC	03/18/26	146
USD	2,002,229	EUR	1,695,000	Morgan Stanley & Co. International PLC	03/18/26	3,548
						$ 3,742
Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B-	USD	500	$ 40,442	$ 24,555	$ 15,887
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 3.87%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	4,000	$ 153,698	$ (43,905)	$ 197,603
1-day SOFR, 3.87%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	4,000	8,355	(39,084)	47,439
1-day SOFR, 3.87%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	06/20/26	USD	10,000	142,666	(108,112)	250,778
									$ 304,719	$ (191,101)	$ 495,820
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps (a)	$ 24,555	$ —	$ 15,887	$ —
OTC Swaps	—	(191,101)	495,820	—

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 51,479	$ —	$ 51,479
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	3,742	—	—	3,742
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps (a)	—	15,887	—	—	—	—	15,887
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	—	—	495,820	—	495,820
	$ —	$ 15,887	$ —	$ 3,742	$ 547,299	$ —	$ 566,928
Liabilities — Derivative Financial Instruments
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	$ —	$ —	$ —	$ —	$ 191,101	$ —	$ 191,101

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 29,366	$ —	$ 29,366

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ (2,803)	$ —	$ —	$ (2,803)
Swaps	—	13,629	—	—	522,937	—	536,566
	$ —	$ 13,629	$ —	$ (2,803)	$ 552,303	$ —	$ 563,129
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 51,479	$ —	$ 51,479
Forward foreign currency exchange contracts	—	—	—	(74,723)	—	—	(74,723)
Swaps	—	13,996	—	—	(448,926)	—	(434,930)
	$ —	$ 13,996	$ —	$ (74,723)	$ (397,447)	$ —	$ (458,174)
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$ 1,814,820
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	1,502,477
Credit default swaps:
Average notional value — buy protection	— (a)
Average notional value — sell protection	375,000
Total return swaps:
Average notional value	18,050,000

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 12,531	$ —
Forward foreign currency exchange contracts	3,742	—
Swaps — centrally cleared	—	170
Swaps — OTC (a)	495,820	191,101
Total derivative assets and liabilities in the Statements of Assets and Liabilities	512,093	191,271
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(12,531)	(170)
Total derivative assets and liabilities subject to an MNA	$ 499,562	$ 191,101

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)(d)
Morgan Stanley & Co. International PLC	$ 499,562	$ (191,101)	$ —	$ —	$ 308,461
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)(e)
Morgan Stanley & Co. International PLC	$ 191,101	$ (191,101)	$ —	$ —	$ —

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 9,715,978	$ —	$ 9,715,978
Common Stocks
Electrical Equipment	—	—	—	—
Entertainment	—	—	282,912	282,912
Financial Services	—	—	406,437	406,437
Ground Transportation	—	1,383	—	1,383
Hotels, Restaurants & Leisure	—	—	156,735	156,735
Industrial Conglomerates	—	60,318	—	60,318
IT Services	—	—	675,896	675,896
Semiconductors & Semiconductor Equipment	6	—	—	6
Trading Companies & Distributors	—	—	173,584	173,584
Wireless Telecommunication Services	—	210,634	—	210,634
Corporate Bonds	—	145,579,967	2	145,579,969
Fixed Rate Loan Interests	—	2,826,459	—	2,826,459
Floating Rate Loan Interests	—	527,774,294	15,400,997	543,175,291
Investment Companies
Equity Funds	31,187,417	126,592	—	31,314,009
Fixed Income Funds	10,657,575	—	—	10,657,575
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	4,494,783	—	4,494,783
Preferred Stocks	—	66,794	74,156	140,950
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	1,327,027	—	—	1,327,027
Unfunded Floating Rate Loan Interests (a)	—	15,522	321	15,843
Liabilities
Unfunded Floating Rate Loan Interests (a)	—	(4,025)	—	(4,025)
	$ 43,172,025	$ 690,868,699	$ 17,171,040	$ 751,211,764
Derivative Financial Instruments (b)
Assets
Credit Contracts	$ —	$ 15,887	$ —	$ 15,887
Foreign Currency Exchange Contracts	—	3,742	—	3,742
Interest Rate Contracts	51,479	495,820	—	547,299
	$ 51,479	$ 515,449	$ —	$ 566,928

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $113,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests
Assets
Opening balance, as of December 31, 2024	$ 1,426,241	$ 205,241	2,375,848	$ 22,428,208	$ — (a)	$ 63,638	$ —
Transfers into Level 3 (b)	—	—	31,366	1,471,931	—	—	—
Transfers out of Level 3 (c)	—	—	(1,672,000)	(8,397,854)	—	—	—
Accrued discounts/premiums	—	666	638	40,723	—	—	—
Net realized gain (loss)	311,256	102	3,017	(156,530)	—	(20)	—
Net change in unrealized appreciation (depreciation) (d)(e)	(246,514)	21,627	(32,382)	(33,374)	—	10,538	321
Purchases	1,184,739	2	10,679	12,811,733	—	—	—
Sales	(980,158)	(227,636)	(717,166)	(12,763,840)	—	—	—
Closing balance, as of December 31, 2025	$ 1,695,564	$ 2	—	$ 15,400,997	$ — (a)	$ 74,156	$ 321
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 (e)	$ (246,514)	$ —	(38,844)	$ 114,575	$ — (a)	$ 10,538	$ 321

	Warrants	Total
Assets
Opening balance, as of December 31, 2024	$ — (a)	$ 26,499,176
Transfers into Level 3 (b)	—	1,503,297
Transfers out of Level 3 (c)	—	(10,069,854)
Accrued discounts/premiums	—	42,027
Net realized gain (loss)	—	157,825
Net change in unrealized appreciation (depreciation) (d)(e)	—	(279,784)
Purchases	—	14,007,153
Sales	—	(14,688,800)
Closing balance, as of December 31, 2025	$ — (a)	$ 17,171,040
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 (e)	$ — (a)	$ (159,924)

(a)	Rounds to less than $1.
(b)
As of December 31, 2024, the Fund used observable inputs in determining the value of certain investments. As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2024, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2025, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3-mo. CME Term SOFR + 3.85%), 7.70%, 05/15/37 (a)(b)	$1,000	$ 1,000,822
Golub Capital Partners CLO Ltd., Series 2024-74A, Class D1, (3-mo. CME Term SOFR + 3.20%), 7.06%, 07/25/37 (a)(b)	1,000	1,005,249
Madison Park Funding LXIX Ltd., Series 2024-69A, Class D1, (3-mo. CME Term SOFR + 3.35%), 7.21%, 07/25/37 (a)(b)	1,000	1,003,037
Oaktree CLO Ltd., Series 2024-26A, Class D1, (3-mo. CME Term SOFR + 3.45%), 7.33%, 04/20/37 (a)(b)	1,670	1,676,791
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3-mo. CME Term SOFR + 4.25%), 8.13%, 04/20/37 (a)(b)	1,000	1,003,090
Symphony CLO Ltd., Series 2023-40A, Class D1R, (3-mo. CME Term SOFR + 2.65%), 6.56%, 01/05/38 (a)(b)	1,000	1,002,413
Total Asset-Backed Securities — 1.6% (Cost: $6,670,000)		6,691,402

	Shares
Common Stocks
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $27,351) (c)(d)(e)	2,177	243,824
Financial Services — 0.1%
Aimbridge Acquisition Co., Inc. (c)(d)	5,330	358,437
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc. (d)	1,472	1,226
Hotels, Restaurants & Leisure — 0.0%
Fortrex Equity (c)(d)	6,425	173,475
Industrial Conglomerates — 0.0%
SVP Singer (d)	17,689	68,545
IT Services — 0.2%
Travelport LLC (c)(d)	267	784,628
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd. (d)	2	6
Trading Companies & Distributors — 0.0%
TMK Hawk Midco Corp. (c)(d)	23,534	164,741
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC (c)(d)	14,432	82,118
Wireless Telecommunication Services — 0.1%
Altice France Lux 3 (d)	10,219	179,972
Total Common Stocks — 0.5% (Cost: $3,046,217)		2,056,972

Security	Par (000)	Value
Corporate Bonds
Chemicals (b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28	$11	$ 11,015
WR Grace Holdings LLC, 5.63%, 08/15/29	388	369,331
		380,346
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b)	249	244,180
Diversified Telecommunication Services (b)(f) — 0.1%
Zayo Group Holdings, Inc.
(5.75% Cash and 0.50% PIK), 9.25%, 03/09/30	43	40,635
(7.13% Cash and 1.88% PIK), 13.75%, 09/09/30	204	187,611
		228,246
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC, 1.00%, 11/10/21 (c)(d)(g)	1,710	—
Food Products — 0.1%
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29 (b)(f)	483	516,099
Hotels, Restaurants & Leisure — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30 (b)	441	419,292
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 6.75%, 10/15/27 (b)	357	359,097
Interactive Media & Services — 1.6%
Beignet Investor LLC, 6.58%, 05/30/49 (b)	6,609	6,982,376
Internet Software & Services — 0.1%
Getty Images, Inc., 11.25%, 02/21/30 (b)	400	375,070
Machinery — 0.1%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29 (b)	336	352,373
Media — 0.1%
Odeon Finco PLC, 12.75%, 11/01/27 (b)	607	625,856
Oil, Gas & Consumable Fuels — 0.1%
EG Global Finance PLC, 12.00%, 11/30/28 (b)	465	505,400
Pharmaceuticals — 0.3%
1261229 B.C. Ltd., 10.00%, 04/15/32 (b)	1,265	1,315,621
Software — 0.0%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29 (b)	191	166,003
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33 (c)	303	69,012
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23 (b)(d)(f)(g)	396	98,902
Total Corporate Bonds — 2.9% (Cost: $12,513,371)		12,637,873
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31 (c)(f)	63	—

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services — 0.4%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	$1,701	$ 1,692,943
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29	164	163,296
		1,856,239
Software — 0.3%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	1,086	1,050,032
Total Fixed Rate Loan Interests — 0.7% (Cost: $3,011,267)		2,906,271
Floating Rate Loan Interests (a)
Advertising Agencies — 0.5%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.83%, 08/23/28	717	717,050
Outfront Media Capital LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 09/24/32	651	652,627
Planet U.S. Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.82%, 02/07/31	402	403,938
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 8.93%, 02/15/29	241	223,981
		1,997,596
Aerospace & Defense — 3.6%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 10/31/30	1,206	1,211,412
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR + 4.18%), 8.37%, 08/03/29	1,092	1,094,565
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 10/31/31	2,225	2,232,454
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 10/31/31	850	852,380
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 01/27/32	502	502,583
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.43%, 02/26/32	5	5,301
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.38%, 02/26/32	585	586,816
Propulsion BC Finco SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 12/01/32	609	612,079
TransDigm, Inc.
2023 Term Loan J, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 02/28/31	4,366	4,381,158
2024 Term Loan L, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 01/19/32	894	897,003
2025 Term Loan K, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 03/22/30	116	116,526
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 08/19/32	2,728	2,738,966
		15,231,243
Security	Par (000)	Value
Air Freight & Logistics — 0.4%
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 03/18/30	$1,418	$ 1,421,090
Stonepeak Nile Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.16%, 04/09/32	454	453,755
		1,874,845
Automobile Components — 1.7%
Allison Transmission, Inc., 2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 11/05/32	902	905,761
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 05/06/30	3,167	3,167,758
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 01/28/32	1,428	1,433,777
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.84%, 01/30/32	93	93,117
RealTruck Group, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.86%), 7.58%, 01/31/28	150	114,389
2023 Incremental Term Loan, (1-mo. CME Term SOFR + 5.11%), 8.83%, 01/31/28	510	393,140
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 8.99%, 11/17/28	1,178	1,156,337
		7,264,279
Beverages — 0.9%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.17%, 01/24/29	1,526	1,514,718
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.02%, 01/24/29	701	461,178
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 9.77%, 01/24/30	546	138,854
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 03/31/28	821	822,890
Sazerac Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 07/09/32	713	711,907
		3,649,547
Biotechnology — 0.7%
Parexel International Corporation, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 12/12/31	3,065	3,072,985
Building Materials — 0.3%
CP Iris HoldCo I, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 10/27/32	1,143	1,134,285
Building Products — 4.5%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 09/08/32	3,284	3,288,382
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.97%, 07/08/30	1,123	1,083,874
EMRLD Borrower LP
2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.12%, 08/04/31	1,670	1,668,296
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.07%, 05/31/30	2,925	2,930,836
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 06/17/31	501	493,502
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.72%, 03/08/29	383	338,414
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Products (continued)
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 03/19/29	$976	$ 979,472
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 02/10/32	1,655	1,659,229
QXO Building Products, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 04/30/32	406	407,460
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 09/22/28	512	513,528
White Cap Supply Holdings LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 10/19/29	3,252	3,264,230
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 08/05/31	2,723	2,634,055
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 5.83%, 10/04/28	111	111,431
		19,372,709
Capital Markets — 4.2%
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 07/30/31	364	365,579
Allspring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.69%, 11/01/30	534	536,814
Aretec Group, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 08/09/30	599	600,447
Ascensus Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 11/24/32	1,115	1,113,049
Chicago U.S. Midco III LP, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 11/01/32 (c)	1,465	1,467,210
Citadel Securities LP, 2024 First Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/31/31	1,267	1,273,434
CPI Holdco B LLC, 2025 Add-on Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/19/31	2,965	2,963,155
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 04/07/28	1,202	1,207,504
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 09/15/31	1,892	1,894,523
Gryphon Acquire NewCo LLC, Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.85%, 09/13/32	706	710,490
GTCR Everest Borrower LLC, Add on Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 09/05/31	435	436,263
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.17%, 01/31/30	282	282,057
Hudson River Trading LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.49%, 03/18/30	389	390,447
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.82%, 12/15/31	2,850	2,834,145
Security	Par (000)	Value
Capital Markets (continued)
Osaic Holdings, Inc., 2025 Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.60%, 07/30/32	$1,720	$ 1,726,123
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.22%, 10/16/31 (c)	101	101,377
		17,902,617
Chemicals — 5.3%
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 12/20/29	1,081	1,083,114
Chemours Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.22%, 10/15/32	1,941	1,914,002
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.75%, 11/01/30	1,548	1,551,247
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.61%, 10/04/29	416	399,477
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.84%, 06/12/31	1,329	1,329,560
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 12/18/30	1,570	1,576,996
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 03/29/32	490	484,894
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.86%), 5.58%, 02/15/30	286	286,092
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 02/18/30	490	395,019
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.97%, 10/07/31	542	359,012
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 7.70%, 07/03/28	1,215	1,060,138
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 11/26/31 (c)	716	717,389
Nouryon Finance BV, 2024 USD Term Loan B1, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.04%, 04/03/28	1,215	1,214,285
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 06/20/31	1,999	1,979,765
2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 11/03/32	1,441	1,431,100
Oxea Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.29%, 04/08/31	1,605	1,182,467
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.87%, 10/09/31	533	533,975
Qnity Electronics, Inc., Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.80%, 11/01/32	2,035	2,042,631
Solstice Advanced Materials, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.59%, 10/29/32	744	747,259
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.86%, 08/02/30	1,755	1,739,083
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.69%, 08/19/32	658	657,731
		22,685,236

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies — 8.2%
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.87%, 05/21/31	$1,954	$ 1,964,049
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 08/12/32	2,701	2,703,848
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 08/20/32	4,136	4,154,813
Anticimex International AB, 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.90%), 7.31%, 11/17/31	440	440,574
Aramark Services, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 06/22/30	1,090	1,092,560
Belron Finance LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.12%, 10/16/31	2,950	2,965,004
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 08/23/32	1,166	1,170,941
CHG Healthcare Services, Inc., 2025 Term Loan B1, (3- mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.71%, 09/29/28	992	996,564
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 10/01/31	3,056	3,066,515
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.84%, 08/01/29	1,290	1,295,879
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 1.50% and 3.75% PIK), 9.09%, 07/31/30 (f)	469	448,256
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 02/01/29	1,715	1,718,889
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 06/02/31	456	456,434
Herc Holdings, Inc., Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.52%, 06/02/32	268	268,949
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.61%), 7.33%, 06/30/28	965	808,734
2021 Term Loan C, (1-mo. CME Term SOFR at 0.00% Floor + 3.61%), 7.33%, 06/30/28	191	159,597
Ingenovis Health, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.51%), 8.33%, 03/06/28	761	203,470
ION Platform Finance U.S., Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 10/07/32	2,920	2,733,324
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.86%, 08/11/28	216	178,779
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.72%, 05/04/28	2,854	2,862,743
Packers Holdings LLC, 2025 Takeback Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.32%, 03/10/31	149	143,529
PG Investment Co. 59 SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 03/26/31	564	564,344
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.13%, 10/13/30	$655	$ 655,375
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.58%, 03/07/32	2,192	2,185,259
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.04%, 12/17/28 (d)(g)	686	82,351
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 01/30/31	1,695	1,695,861
		35,016,641
Communications Equipment — 0.4%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 10/24/30	1,370	1,372,682
Orbcomm, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.20%, 09/01/28	505	479,303
Radiate Holdco LLC
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.72%, 06/26/29	31	30,731
2025 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.72%, 06/26/29	31	30,731
		1,913,447
Construction & Engineering — 2.1%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 09/23/31	2,749	2,762,231
Blackfin Pipeline LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 09/29/32	407	407,338
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.35%, 08/01/30	2,241	2,037,180
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.56%, 07/01/31	1,357	1,362,999
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 11/03/31	296	297,860
Legence Holdings LLC, 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 2.25%), 5.97%, 12/16/31	605	608,457
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 01/25/31	1,504	1,510,069
		8,986,134
Consumer Discretionary — 1.2%
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 01/03/29	2,239	2,246,169
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 01/31/31	751	740,643
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.68%), 7.35%, 07/06/29	451	453,973
Fleet U.S. Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.54%, 02/21/31 (c)	577	579,027
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 12/31/32	588	589,364
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Discretionary (continued)
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 11/19/31	$525	$ 525,278
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.10%), 7.82%, 11/02/27	227	221,958
		5,356,412
Consumer Finance — 2.4%
Boost Newco Borrower LLC, 2025 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 01/31/31	3,314	3,315,680
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 04/01/32	1,268	1,268,430
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 04/28/28	1,783	1,783,843
Shift4 Payments LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 06/30/32	516	518,394
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 06/24/31	1,799	1,802,067
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 06/24/31	856	855,181
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 03/31/28	312	312,475
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 03/05/32	402	401,629
		10,257,699
Consumer Staples Distribution & Retail — 0.6%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.21%, 08/30/32	1,087	1,091,978
Pye-Barker Fire & Safety LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 12/16/32	963	968,705
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 10/03/31	620	624,004
		2,684,687
Containers & Packaging — 2.7%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.57%, 09/07/27	2,017	2,023,624
Charter Next Generation, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.50%, 11/29/30	3,212	3,216,886
Clydesdale Acquisition Holdings, Inc.
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 04/01/32	1,410	1,408,284
Term Loan B, (1-mo. CME Term SOFR + 3.18%), 6.89%, 04/13/29	175	175,030
LABL, Inc., 2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 8.94%, 10/30/28	1,556	980,101
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 04/15/30	880	860,754
Potters Industries LLC, 2025 Repriced Term Loan B, (1- mo. CEM Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/09/32 (c)	596	598,235
Security	Par (000)	Value
Containers & Packaging (continued)
Pregis TopCo LLC, 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 02/01/29	$1,081	$ 1,089,086
Proampac PG Borrower LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 7.89%, 09/15/28	164	164,255
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.22%, 09/15/32	458	458,892
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 09/15/28	853	817,195
		11,792,342
Distributors — 2.4%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 01/31/31	1,593	1,598,641
Core & Main LP
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 07/27/28	3,423	3,429,079
2024 Term Loan E, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 02/09/31	777	777,217
Dealer Tire Financial LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 07/02/31	1,135	1,133,228
Fluid-Flow Products, Inc., 2025 Term Loan B, 03/31/28 (h)	308	308,356
Gates Corp.
2022 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.47%, 11/16/29	259	259,624
2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 5.47%, 06/04/31	1,684	1,687,908
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 7.83%, 10/28/27	314	272,985
Resideo Funding, Inc., 2025 Incremental Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 08/13/32	932	930,832
		10,397,870
Diversified Telecommunication Services — 1.6%
Altice Financing SA, USD 2017 1st Lien Term Loan, (Prime + 1.75%), 8.50%, 01/31/26 (c)	1,506	1,487,096
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.18%, 04/16/29	1,022	1,015,843
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.18%, 04/15/30	1,089	1,081,664
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00% and 0.50% PIK), 7.33%, 03/11/30 (f)	3,626	3,428,821
		7,013,424
Electric Utilities — 0.7%
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.00%), 5.82%, 12/15/27	961	963,570
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.35%, 12/15/31	602	604,051
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 12/20/30	1,299	1,305,527
		2,873,148

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components — 0.8%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 06/20/31 (c)	$437	$ 439,527
Coherent Corp., 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 07/02/29	851	851,303
Lsf12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.37%, 12/02/31	560	562,570
Pinnacle Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.49%, 10/01/32	773	775,280
Project Aurora U.S. Finco, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.60%, 09/30/32	210	210,788
Sanmina Corp., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.92%, 10/27/32 (c)	794	794,993
		3,634,461
Energy Equipment & Services — 0.1%
Deep Blue Operating I LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.59%, 10/01/32	285	285,653
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 09/22/32	234	235,170
		520,823
Entertainment — 1.5%
Bally ’ s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.37%, 10/02/28	576	564,993
Delta 2 Lux SARL, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 09/30/31	2,501	2,507,585
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.53%, 03/04/32	1,680	1,680,000
GVC Holdings Gibraltar Ltd., 2025 Term Loan B5 (2032), (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 07/31/32	304	301,605
Live Nation Entertainment, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 10/21/32	1,417	1,417,000
		6,471,183
Environmental, Maintenance & Security Service — 3.1%
Action Environmental Group, Inc., 2023 Term Loan B, (3- mo. CME Term SOFR + 3.25%), 6.92%, 10/24/30	845	845,563
Clean Harbors, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.50%), 5.22%, 10/08/32	478	481,982
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 10/21/28	3,323	3,338,170
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.27%, 03/03/32	1,997	2,002,986
JFL-Tiger Acquisition Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.48%, 10/17/30	676	676,514
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.70%, 06/21/28	3,607	3,622,438
Reworld Holding Corp.
2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 01/15/31	321	321,000
2025 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 01/15/31	144	143,684
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Reworld Holding Corp. (continued)
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 01/15/31	$884	$ 884,210
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 11/30/28	887	887,284
		13,203,831
Financial Services — 0.7%
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.39%, 02/27/32	1,698	1,593,236
Orion U.S. Finco, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.43%, 10/08/32	884	887,589
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 11/05/28	469	471,035
		2,951,860
Food Products — 1.9%
Chobani LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 10/28/32	3,829	3,844,316
Froneri U.S., Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.45%, 09/30/31	2,848	2,844,892
2025 USD Term Loan B6, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.12%, 09/30/32	304	303,884
H-Food Holdings LLC, 2025 Exit Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.34%, 03/29/30	149	149,682
Savor Acquisition, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.83%, 02/19/32	53	53,043
UTZ Quality Foods LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/29/32	868	870,806
Wellness Pet LLC
2025 First Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.95%), 7.62%, 12/31/29	259	156,751
2025 Second Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 7.68%, 12/31/29	144	15,897
		8,239,271
Ground Transportation — 0.7%
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 04/10/31	3,181	3,179,942
Health Care Equipment & Supplies — 0.8%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 09/29/28	923	922,760
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.97%, 01/15/31	1,705	1,720,062
QuidelOrtho Corp., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 08/20/32	818	817,390
		3,460,212
Health Care Providers & Services — 2.5%
AHP Health Partners, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.97%, 09/20/32	176	176,171
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 07/26/31	574	577,328
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.22%, 11/01/28	$1,621	$ 1,628,324
EyeCare Partners LLC, 2024 Third Out Term Loan C, 0.00%, 11/30/28 (d)(g)	52	8,977
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 07/03/28	553	557,061
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.65%, 05/19/31	968	970,828
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.44%, 11/01/28	884	186,630
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 10.94%, 11/01/29	611	124,033
Medline Borrower LP
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 10/23/30	558	559,850
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 10/23/28	1,264	1,267,385
Sotera Health Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.34%, 05/30/31	2,079	2,088,001
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 09/27/30	795	795,122
Surgery Center Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 12/19/30	1,272	1,276,677
Team Health Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.34%, 06/30/28	442	442,884
		10,659,271
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 05/20/30	482	480,989
Hotels, Restaurants & Leisure — 8.7%
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.61% and 6.00% PIK), 11.35%, 03/11/30 (f)	189	187,689
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.35%, 03/11/30	204	203,170
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 05/31/30 (c)	1,000	1,004,232
Burger King (Restaurant Brands International Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 09/20/30	1,968	1,968,236
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 5.97%, 02/06/31	2,831	2,795,468
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 5.97%, 02/06/30	1,016	1,004,069
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 03/24/32	3,025	3,038,230
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.97%, 01/27/29	4,517	4,515,080
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 11/30/30	$3,487	$ 3,481,017
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 06/04/32	874	873,944
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 09/22/32	3,107	3,122,804
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.44%, 11/01/29	767	752,029
Herschend Entertainment Co. LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 05/27/32	799	803,979
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 11/08/30	767	771,326
IRB Holding Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.22%, 12/16/30	1,874	1,877,684
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.99%, 04/14/29	1,111	1,112,980
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 11/12/29	1,637	1,449,674
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.92%, 08/01/30	443	408,404
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.22%, 05/03/29	870	873,935
Sabre GLBL, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 9.82%, 11/15/29	501	440,759
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 9.82%, 11/15/29 (c)	255	227,048
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.72%, 12/04/31	536	532,110
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 05/01/31	332	327,656
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 03/14/31	1,937	1,942,586
TRQ Sales LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.90%, 12/30/32 (c)	670	660,788
Voyager Parent LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 07/01/32	1,001	999,972
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.22%, 08/03/28	719	718,762
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 05/24/30	1,340	1,341,893
		37,435,524
Household Durables — 1.2%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.86%, 07/31/28	1,735	1,733,983
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 01/20/32	1,804	1,810,544
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR at 0.00% Floor + 2.25%), 5.91%, 10/24/31	392	394,744

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Durables (continued)
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.61%), 8.33%, 12/19/29	$80	$ 79,170
Weber-Stephen Products LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.74%, 10/01/32	1,261	1,261,631
		5,280,072
Household Products — 0.4%
Lavender U.S. HoldCo 1, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.93%, 12/30/32	747	752,289
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 03/04/32	1,123	1,128,270
		1,880,559
Independent Power and Renewable Electricity Producers — 1.5%
Calpine Construction Finance Co. LP, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 07/31/30	1,968	1,968,761
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 01/31/31	688	687,979
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.59%, 04/16/31	2,848	2,854,417
Talen Energy Supply LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/25/32	870	869,461
		6,380,618
Industrial Conglomerates — 0.2%
CoorsTek, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.86%, 10/28/32	455	458,130
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.43%, 12/31/29	247	199,146
		657,276
Insurance — 10.2%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 09/19/31	7,545	7,541,197
AmWINS Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 5.97%, 01/30/32	2,507	2,512,947
Amynta Agency Borrower, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 12/29/31	2,413	2,416,322
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.92%, 02/15/31	2,042	2,035,886
Asurion LLC
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR at 0.00% Floor + 5.36%), 9.08%, 01/31/28	1,117	1,111,333
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 5.36%), 9.08%, 01/20/29	1,066	1,044,680
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.07%, 08/19/28	1,623	1,624,868
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.97%, 09/19/30	403	402,209
2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.97%, 09/19/30	1,571	1,569,902
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.25%, 05/26/31	842	839,180
Security	Par (000)	Value
Insurance (continued)
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.12%, 06/20/30	$4,407	$ 4,428,162
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 02/15/31	1,723	1,725,888
Jones DesLauriers Insurance Management Inc., 2025 Repriced Term Loan B, 12/10/32 (h)	958	957,771
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.59%, 03/15/30	1,120	1,120,023
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.72%, 07/02/31	198	198,246
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 09/15/31	1,726	1,726,685
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 07/31/31	3,361	3,370,940
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 05/06/31	3,043	3,044,020
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 05/06/32	529	535,208
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 09/29/30	1,709	1,711,190
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 11/21/29	3,983	3,990,833
		43,907,490
Interactive Media & Services — 0.2%
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.97%, 05/03/28	594	550,414
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.97%, 12/31/31	575	490,503
		1,040,917
Internet Software & Services — 2.9%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.34%, 08/15/29	933	752,989
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.09%, 11/08/32	1,249	1,248,403
Gen Digital, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.47%, 09/12/29	2,697	2,700,172
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 04/16/32	204	204,077
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 05/30/31	866	866,778
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 11/09/29	1,645	1,646,550
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 08/31/28	3,256	3,270,049
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.47%, 03/15/30	1,773	1,754,966
		12,443,984
IT Services — 4.4%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 09/29/31	1,178	1,179,745
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
Avalara, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 03/26/32	$97	$ 97,863
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 06/17/30	998	993,931
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.77%, 12/09/31	2,011	2,009,221
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.84%, 03/01/31 (c)	1,848	1,840,725
Finastra USA, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 09/15/32	3,367	3,291,406
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.78%, 06/27/31	576	575,655
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.72%, 03/01/29	1,445	1,328,538
Peraton Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.85%), 7.69%, 02/01/28	1,563	1,444,289
Ping Identity Corporation, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.62%, 11/15/32	482	482,602
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 7.85%, 06/02/28	1,372	1,321,451
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 06/28/30 (c)	866	863,920
X Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 10.45%, 10/26/29	3,345	3,282,593
		18,711,939
Leisure Products — 0.4%
Bombardier Recreational Products, Inc., 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 01/22/31	482	483,142
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.26%), 6.93%, 07/22/30	1,155	1,152,551
		1,635,693
Machinery — 4.3%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.42%, 06/23/30	799	801,476
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.48%, 03/15/30	488	489,638
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 05/14/28 (c)	301	301,260
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.53%, 02/15/29	4,078	4,103,588
Indicor LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 11/22/29	768	772,358
INNIO Group Holding GmbH, 2025 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.13%, 11/02/28	736	737,840
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 09/26/31	457	460,070
SPX Flow, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 04/05/29	2,356	2,360,467
Security	Par (000)	Value
Machinery (continued)
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.95%, 04/30/30	$2,831	$ 2,846,965
Vertiv Group Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.61%, 08/12/32	3,552	3,567,033
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.87%, 01/27/31	1,804	1,806,560
		18,247,255
Media — 4.7%
Altice France SA, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.86%, 05/31/31	1,738	1,735,655
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.99%, 12/07/30	1,368	1,365,821
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.24%, 12/15/31	866	866,746
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.34%, 12/02/31	897	883,382
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27	2,566	2,238,036
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.10%, 08/02/27	105	105,021
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 08/30/30	1,049	1,044,799
Gray Media, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.12%, 06/04/29	5	4,796
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.47%, 06/30/28	615	614,975
NEP Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.22%, 10/17/31	1,163	1,061,598
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.23% and 1.50% PIK), 10.33%, 09/25/29 (f)	2,787	2,126,610
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.93%, 04/04/29	617	605,141
Sunrise Financing Partnership, Term Loan AAA1, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.43%, 02/16/32	433	434,316
Telenet Financing USD LLC, 2020 USD Term Loan AR, (1-mo. CME Term SOFR at 0.00% Floor + 2.11%), 5.86%, 04/30/28	285	284,786
UFC Holdings LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.87%, 11/21/31	2,799	2,810,777
Virgin Media Bristol LLC, 2023 USD Term Loan Y, (6-mo. CME Term SOFR at 0.00% Floor + 3.28%), 7.05%, 03/31/31	988	977,770
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.57%, 01/24/31	2,970	2,976,601
		20,136,830
Metals & Mining — 1.4%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 05/13/29	111	111,117
BradyPlus Holdings LLC, 2025 Term Loan B, (3-mo. CEM Term SOFR at 0.00% Floor + 3.50%), 7.17%, 12/11/30	2,121	2,096,248

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
Covia Holdings LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.71%, 02/26/32	$1,196	$ 1,185,805
Element Solutions, Inc., 2025 Add-on Term Loan B, 12/18/30 (h)	390	391,786
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/11/32	2,103	2,110,111
		5,895,067
Oil, Gas & Consumable Fuels — 2.2%
Buckeye Partners LP, 2025 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 11/22/32	452	454,028
Colossus Acquireco LLC, Term Loan B, (3-mo. SOFR at 0.00% Floor + 1.75%), 5.41%, 07/30/32	1,569	1,567,543
EG America LLC, 2025 USD Repriced Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.32%, 02/07/28	325	325,849
Freeport LNG Investments LLLP, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.12%, 12/21/28	1,896	1,901,918
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.94%, 10/04/30	263	263,660
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.74%, 02/11/30	668	668,373
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 04/01/32	477	478,833
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.59%, 04/07/32	292	294,348
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 10/05/28	2,504	2,513,659
Stakeholder Midstream LLC, Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 01/02/31	571	572,356
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 06/16/32	240	240,710
		9,281,277
Passenger Airlines — 1.5%
AAdvantage Loyalty IP Ltd.
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.13%, 04/20/28	819	820,043
2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.13%, 05/28/32	608	610,608
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 03/21/31	1,412	1,419,028
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.69%, 01/29/27	267	266,123
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.26%, 06/04/29	1,211	1,212,202
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.44%, 08/27/29	899	859,141
United Airlines, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 02/22/31	1,172	1,176,123
		6,363,268
Personal Care Products — 0.1%
ACP Tara Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 12/15/32 (c)	228	229,140
Security	Par (000)	Value
Pharmaceuticals — 1.8%
Amneal Pharmaceuticals LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.22%, 08/01/32	$1,908	$ 1,922,529
Elanco Animal Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.62%, 10/31/32	417	417,073
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.47%, 04/23/31	472	468,248
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 7.77%, 10/01/27	525	514,424
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.97%, 05/05/28	1,751	1,750,641
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 09/22/32	1,362	1,368,447
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.97%, 05/19/31	320	307,861
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 04/20/29	654	656,671
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 07/03/28	138	138,793
		7,544,687
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 01/31/30	553	556,262
Semiconductors & Semiconductor Equipment — 0.4%
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 07/06/29	438	440,249
MKS, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.72%, 08/17/29	1,110	1,113,215
		1,553,464
Software — 14.5%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/24/31	2,996	3,011,781
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 02/15/29	2,253	2,255,808
BCPE Pequod Buyer, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 11/25/31	1,289	1,290,778
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.82%, 07/30/31	2,790	2,780,572
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.72%, 01/23/32	2,154	2,159,325
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 07/06/29	2,445	2,059,669
Clearwater Analytics LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.21%, 04/21/32	931	928,927
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/21/31	2,849	2,850,795
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/13/32	3,911	3,913,943
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 7.57%, 10/08/28	585	557,685
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.33%, 06/04/29	441	443,068
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
CoreLogic, Inc. (continued)
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.33%, 06/02/28	$1,558	$ 1,557,357
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.62%, 05/01/31	1,944	1,864,155
Darktrace PLC, 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.19%, 10/09/31	192	192,100
Dayforce, Inc., 2025 Term Loan, 08/20/32 (h)	2,495	2,486,093
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 06/26/31 (c)	551	540,022
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 10/08/29	2,764	2,778,266
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.47%, 11/22/32	519	522,405
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.22%, 05/30/31	2,500	2,506,411
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 01/30/32	3,935	3,922,775
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 03/20/32	2,701	2,701,225
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.97%, 06/17/31	1,737	1,741,122
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 8.97%, 06/17/32	458	452,962
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.09%, 07/01/31	670	665,622
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 12/17/27	259	247,898
PointClickCare Technologies, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/03/31	756	756,778
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.61%, 07/16/31	1,889	1,893,216
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.26%), 6.93%, 04/24/28	1,432	1,430,381
Sabre GLBL, Inc. (c)
2025 11th Amendment Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.35%), 10.07%, 07/30/29	184	163,360
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.35%), 10.07%, 07/30/29	90	79,809
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 05/09/31	3,102	3,119,388
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.34%, 02/10/31	3,210	3,211,499
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.09%, 04/12/31	2,229	2,235,072
Waystar Technologies, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 10/22/29 (c)	560	563,039
X.AI LLC, Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 7.25%), 10.85%, 06/28/30	1,902	1,874,302
Security	Par (000)	Value
Software (continued)
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 11/26/31	$1,654	$ 1,639,815
Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 09/28/29	872	862,624
		62,260,047
Specialty Retail — 0.4%
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.31%, 04/23/31	766	766,366
Peer USA LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 09/29/32	294	294,244
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.07%, 10/20/28	272	269,790
Serta Simmons Bedding LLC, 2023 New Term Loan, (3- mo. CME Term SOFR + 7.61%), 11.29%, 06/29/28	234	219,838
		1,550,238
Technology Hardware, Storage & Peripherals — 0.4%
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.37%, 05/25/29	3,074	1,555,925
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.37%, 05/25/29	455	229,965
		1,785,890
Textiles, Apparel & Luxury Goods — 0.5%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 12/21/28	1,144	1,144,799
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 02/13/32	575	574,941
Beach Acquisition Bidco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 09/12/32	291	293,002
		2,012,742
Trading Companies & Distributors — 0.2%
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 2.00% and 3.25% PIK), 8.97%, 07/02/29 (f)	1,843	750,959
Transportation Infrastructure — 0.3%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.07%, 12/15/26	823	814,435
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 11.89%, 08/20/29	1,005	381,850
		1,196,285
Wireless Telecommunication Services — 1.1%
Digicel International Finance Ltd., 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.02%, 08/06/32	520	518,143
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 03/29/32	3,115	3,122,009
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 10/06/32 (c)	1,127	1,129,818
		4,769,970
Total Floating Rate Loan Interests — 120.6% (Cost: $523,067,875)		516,786,442

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Equity Funds — 3.2%
Hearthside Equity	9,223	$ 139,111
Invesco Senior Loan ETF	534,300	11,220,300
SPDR Blackstone Senior Loan ETF	60,000	2,476,200
		13,835,611
Fixed Income Funds — 0.1%
iShares 0-5 Year High Yield Corporate Bond ETF (i)	5,000	214,350
Total Investment Companies — 3.3% (Cost: $14,147,328)		14,049,961

	Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust (c)(j)	$1,607	—
Industrial Conglomerates — 0.0%
Millennium Corp. (c)(j)	1,508	—
Total Other Interests — 0.0% (Cost: $ — )		—

	Shares
Preferred Securities
Preferred Stocks — 0.0% (d)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	338	59,199
IT Services (c) — 0.0%
Veritas Newco
Series G	1,814	42,615
Series G-1	1,252	28,800
		71,415
		130,614
Total Preferred Securities — 0.0% (Cost: $301,718)		130,614
Security	Shares	Value
Warrants
Financial Services — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00) (d)	1,895	$ —
Total Warrants — 0.0% (Cost: $ — )		—
Total Investments — 129.6% (Cost: $562,757,776)		555,259,535
Liabilities in Excess of Other Assets — (29.6)%		(126,671,377)
Net Assets — 100.0%		$ 428,588,158

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $243,824, representing 0.1% of its net assets as of period end, and an original cost of $27,351.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Affiliate of the Fund.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares (a)	$ —	$ — (b)	$ —	$ —	$ —	$ —	—	$ 17,562	$ —
iShares 0-5 Year High Yield Corporate Bond ETF	213,050	—	—	—	1,300	214,350	5,000	15,061	—
iShares iBoxx $ High Yield Corporate Bond ETF (a)	4,089,800	—	(4,193,536)	283,783	(180,047)	—	—	179,001	—
				$ 283,783	$ (178,747)	$ 214,350		$ 211,624	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Ultra Long Treasury Note	21	03/20/26	$ 2,415	$ 3,082
U.S. Long Bond	11	03/20/26	1,272	10,446
				$ 13,528
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 13,528	$ —	$ 13,528

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 28,546	$ —	$ 28,546
Forward foreign currency exchange contracts	—	—	—	(100)	—	—	(100)
	$ —	$ —	$ —	$ (100)	$ 28,546	$ —	$ 28,446
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 13,528	$ —	$ 13,528
Forward foreign currency exchange contracts	—	—	—	(45)	—	—	(45)
	$ —	$ —	$ —	$ (45)	$ 13,528	$ —	$ 13,483
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$ 921,715
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 6,691,402	$ —	$ 6,691,402
Common Stocks
Entertainment	—	—	243,824	243,824
Financial Services	—	—	358,437	358,437
Ground Transportation	—	1,226	—	1,226
Hotels, Restaurants & Leisure	—	—	173,475	173,475
Industrial Conglomerates	—	68,545	—	68,545
IT Services	—	—	784,628	784,628
Semiconductors & Semiconductor Equipment	6	—	—	6
Trading Companies & Distributors	—	—	164,741	164,741
Transportation Infrastructure	—	—	82,118	82,118
Wireless Telecommunication Services	—	179,972	—	179,972
Corporate Bonds	—	12,568,861	69,012	12,637,873
Fixed Rate Loan Interests	—	2,906,271	—	2,906,271
Floating Rate Loan Interests	—	502,998,427	13,788,015	516,786,442
Investment Companies
Equity Funds	13,696,500	139,111	—	13,835,611
Fixed Income Funds	214,350	—	—	214,350
Other Interests	—	—	—	—
Preferred Securities
Preferred Stocks	—	59,199	71,415	130,614
Warrants	—	—	—	—
Unfunded Floating Rate Loan Interests (a)	—	7,310	272	7,582
Liabilities
Unfunded Floating Rate Loan Interests (a)	—	(2,726)	—	(2,726)
	$ 13,910,856	$ 525,617,598	$ 15,735,937	$ 555,264,391
Derivative Financial Instruments (b)
Assets
Interest Rate Contracts	$ 13,528	$ —	$ —	$ 13,528

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $117,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Total
Assets
Opening balance, as of December 31, 2024	$ 1,568,487	$ —	$ 2,483,480	$ 22,840,992	$ — (a)	$ 61,312	$ —	$ 26,954,271
Transfers into Level 3 (b)	—	—	29,768	1,141,051	—	—	—	1,170,819
Transfers out of Level 3 (c)	—	—	(1,710,000)	(8,469,341)	—	—	—	(10,179,341)
Accrued discounts/premiums	—	7,799	574	39,475	—	—	—	47,848
Net realized gain (loss)	369,465	(169)	2,966	(100,053)	—	—	—	272,209
Net change in unrealized appreciation (depreciation) (d)(e)	(1,089,412)	(91,174)	(29,225)	(61,130)	—	10,103	272	(1,260,566)
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Total
Purchases	$ 2,054,703	$ 152,556	$ 10,024	$ 11,941,330	$ —	—	$ —	$ 14,158,613
Sales	(1,096,020)	—	(787,587)	(13,544,309)	—	—	—	(15,427,916)
Closing balance, as of December 31, 2025	$ 1,807,223	$ 69,012	$ —	$ 13,788,015	$ — (a)	$ 71,415	$ 272	$ 15,735,937
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 (e)	$ (1,089,411)	$ (91,174)	$ (36,415)	$ 96,431	$ —	$ 10,103	$ 272	$ (1,110,194)

(a)	Rounds to less than $1.
(b)
As of December 31, 2024, the Fund used observable inputs in determining the value of certain investments. As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2024, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2025, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
December 31, 2025
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Sterling COOFS Trust (a)(b)
Series 2004-1, Class A, 2.36%, 04/15/29	$435	$ —
Series 2004-2, Class Note, 2.08%, 03/30/30	132	—
Total Asset-Backed Securities — 0.0% (Cost: $38,480)		—
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (b) — 0.6%
Bravo Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, 02/25/49 (c)	29	26,553
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A12, 6.50%, 04/25/49 (c)	27	27,217
COLT Mortgage Loan Trust, Series 2022-2, Class A1, 2.99%, 02/25/67	95	90,944
CSMC, Series 2022-ATH1, Class A1A, 2.87%, 01/25/67 (c)	79	76,802
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/67 (c)	186	163,611
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51 (c)	151	126,350
GS Mortgage-Backed Securities Corp. Trust, Series 2022- PJ2, Class A4, 2.50%, 06/25/52 (c)	75	62,807
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A2, 2.50%, 11/25/51 (c)	72	60,557
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69	76	76,212
JP Morgan Mortgage Trust (c)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63	86	84,851
Series 2022-INV3, Class A3B, 3.00%, 09/25/52	74	65,056
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52 (c)	79	69,322
MFA Trust, Series 2020-NQM1, Class A1, 2.48%, 03/25/65 (c)	26	25,516
OBX Trust, Series 2022-INC3, Class A1, 3.00%, 02/25/52 (c)	76	66,174
PMT Loan Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/59 (c)	129	130,130
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/54 (c)	122	123,552
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52 (c)	76	66,267
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54 (c)	139	140,135
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65 (c)	200	180,406
TRK Trust, Series 2021-INV2, Class A1, 1.97%, 11/25/56 (c)	95	86,088
Verus Securitization Trust
Series 2022-1, Class A1, 2.72%, 01/25/67	67	63,256
Series 2022-3, Class A1, 4.13%, 02/25/67	266	255,668
Series 2024-6, Class A1, 5.80%, 07/25/69	102	103,165
		2,170,639
Commercial Mortgage-Backed Securities — 7.4%
1301 Trust, Series 2025-1301, Class A, 5.06%, 08/11/42 (b)(c)	210	212,589
1345 Trust, Series 2025-AOA, Class A, (1-mo. Term SOFR + 1.60%), 5.35%, 06/15/42 (b)(c)	450	451,400
ARES Trust, Series 2025-IND3, Class A, (1-mo. Term SOFR + 1.50%), 5.25%, 04/15/42 (b)(c)	212	212,132
BAMLL Trust, Series 2024-BHP, Class A, (1-mo. Term SOFR + 2.35%), 6.10%, 08/15/39 (b)(c)	135	135,223
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BAY Mortgage Trust, Series 2025-LIVN, Class A, (1-mo. Term SOFR + 1.80%), 5.55%, 05/15/35 (b)(c)	$481	$ 481,334
BBCMS Mortgage Trust, Series 2018-TALL, Class A, (1- mo. Term SOFR + 0.92%), 4.67%, 03/15/37 (b)(c)	290	274,513
Benchmark Mortgage Trust, Series 2025-V18, Class B, 5.94%, 10/15/58	200	205,605
BFLD Commercial Mortgage Trust (b)(c)
Series 2025-5MW, Class A, 4.67%, 10/10/42	510	509,970
Series 2025-660F, Class A, (1-mo. Term SOFR + 1.50%), 5.25%, 11/15/42	335	335,942
Series 2025-660F, Class B, (1-mo. Term SOFR + 1.80%), 5.55%, 11/15/42	130	130,405
BFLD Trust (b)(c)
Series 2025-EWEST, Class A, (1-mo. Term SOFR + 1.55%), 5.30%, 06/15/42	345	344,999
Series 2025-FPM, Class A, 5.01%, 10/10/40	263	265,984
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1-mo. Term SOFR + 1.69%), 5.44%, 03/15/40 (b)(c)	489	489,869
BPR Commercial Mortgage Trust, Series 2025-STAR, Class B, 5.38%, 11/05/42 (b)(c)	160	160,583
BPR Trust (b)
Series 2021-TY, Class A, (1-mo. Term SOFR + 1.16%), 4.92%, 09/15/38 (c)	213	212,934
Series 2025-ALDR, Class A, 5.67%, 06/05/42	190	196,236
BRCK Trust, Series 2025-830B, Class A, 4.96%, 12/10/42 (b)(c)	805	805,212
BSTN Commercial Mortgage Trust (b)(c)
Series 2025-1C, Class A, 5.37%, 06/15/44	155	159,164
Series 2025-HUB, Class A, 4.90%, 04/13/41	145	145,574
BX Commercial Mortgage Trust (b)(c)
Series 2024-GPA3, Class A, (1-mo. Term SOFR + 1.29%), 5.04%, 12/15/39	185	184,612
Series 2025-BCAT, Class A, (1-mo. Term SOFR + 1.38%), 5.13%, 08/15/42	570	570,890
Series 2025-JDI, Class A, (1-mo. Term SOFR + 1.40%), 5.15%, 11/15/42	590	590,548
BX Trust (b)(c)
Series 2024-BIO, Class A, (1-mo. Term SOFR + 1.64%), 5.39%, 02/15/41	145	144,685
Series 2024-VLT4, Class A, (1-mo. Term SOFR + 1.49%), 5.24%, 06/15/41	105	104,967
Series 2025-ARIA, Class A, 5.03%, 12/13/42	1,145	1,155,379
Series 2025-LIFE, Class A, 5.88%, 06/13/47	330	337,466
Series 2025-LUNR, Class A, (1-mo. Term SOFR + 1.50%), 5.25%, 06/15/40	511	511,054
Series 2025-OMG, Class A, (1-mo. Term SOFR + 1.35%), 5.10%, 10/15/42	209	209,130
Series 2025-ROIC, Class A, (1-mo. Term SOFR + 1.14%), 4.89%, 03/15/30	90	89,552
Series 2025-TAIL, Class A, (1-mo. Term SOFR + 1.40%), 5.15%, 06/15/35	362	362,000
Series 2025-VOLT, Class A, (1-mo. Term SOFR + 1.70%), 5.45%, 12/15/44	465	465,289
CENT, Series 2025-CITY, Class A, 4.92%, 07/10/40 (b)(c)	335	339,074
CHI Commercial Mortgage Trust, Series 2025-110W, Class A, 5.10%, 12/13/40 (b)(c)	935	936,512
CIP Commercial Mortgage Trust, Series 2025-SBAY, Class A, (1-mo. Term SOFR + 1.40%), 5.15%, 10/15/37 (b)(c)	283	283,263
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82%, 10/12/40 (b)(c)	340	350,388
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust, Series 2024-WCL1, Class A, (1-mo. Term SOFR + 1.84%), 5.59%, 06/15/41 (b)(c)	$410	$ 410,507
CRB Commercial Mortgage Trust, Series 2025-CRE1, Class A, 3.85%, 09/15/58 (b)(c)	1,996	1,992,025
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class XA, 0.51%, 11/15/51 (c)	1,879	21,713
CSRO Trust, Series 2023, Class A, 7.12%, 07/10/40 (b)	177	183,744
CSTL Commercial Mortgage Trust (b)(c)
Series 2024-GATE, Class A, 4.76%, 11/10/41	425	427,704
Series 2025-GATE2, Class A, 4.56%, 11/10/42	290	289,083
DBC Mortgage Trust, Series 2025-DBC, Class A, (1-mo. Term SOFR + 1.35%), 5.10%, 11/15/42 (b)(c)	565	565,436
DC Trust, Series 2025-LXP, Class A, (1-mo. Term SOFR + 1.59%), 5.33%, 08/15/37 (b)(c)	73	73,113
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.15%, 08/10/42 (b)(c)	215	219,309
Extended Stay America Trust, Series 2025-ESH, Class A, (1-mo. Term SOFR + 1.30%), 5.05%, 10/15/42 (b)(c)	190	190,297
GS Mortgage Securities Corp. Trust, Series 2023-FUN, Class A, (1-mo. Term SOFR + 2.09%), 5.84%, 03/15/28 (b)(c)	280	281,039
GSAT Trust, Series 2025-BMF, Class A, (1-mo. Term SOFR + 1.50%), 5.25%, 07/15/40 (b)(c)	645	645,806
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.47%, 01/13/40 (b)(c)	460	476,923
ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class A, 5.29%, 07/13/42 (b)(c)	553	563,671
INT Commercial Mortgage Trust, Series 2025-PLAZA, Class A, 4.88%, 11/05/37 (b)(c)	100	100,285
INV Mortgage Trust, Series 2025-STAY, Class A, (1-mo. Term SOFR + 1.35%), 5.10%, 03/15/42 (b)(c)	510	510,637
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BHR5, Class A, (1-mo. Term SOFR + 1.69%), 5.44%, 03/15/40 (b)(c)	90	90,146
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-mo. Term SOFR + 1.54%), 5.29%, 12/15/39 (b)(c)	155	155,297
LQR Trust, Series 2025-CALI, Class A, (1-mo. Term SOFR + 1.60%), 5.33%, 01/15/43 (c)	669	668,998
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A, 4.75%, 10/15/42 (b)(c)	220	220,834
MIRA Trust, Series 2023, Class A, 6.75%, 06/10/38 (b)	569	590,945
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1-mo. Term SOFR + 1.40%), 5.16%, 03/15/39 (b)(c)	235	234,854
NCMF Trust, Series 2025-MFS, Class A, 4.88%, 06/10/33 (b)(c)	493	494,775
NJ WBRK, Series 2025-WBRK, Class A, 5.87%, 03/05/35 (b)(c)	320	332,348
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, (1-mo. Term SOFR + 1.39%), 5.14%, 10/15/40 (b)(c)	580	580,544
NYC Commercial Mortgage Trust (b)(c)
Series 2025-28L, Class A, 4.67%, 11/05/38	156	156,330
Series 2025-3BP, Class A, (1-mo. Term SOFR + 1.21%), 4.96%, 02/15/42	510	505,866
NYCT Trust, Series 2025-77C, Class A, 4.79%, 01/10/38 (b)(c)	1,455	1,461,142
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.34%, 08/10/42 (b)(c)	89	91,167
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
PRM Trust, Series 2025-PRM6, Class A, 4.48%, 07/05/33 (b)(c)	$394	$ 393,548
SDAL Trust, Series 2025-DAL, Class A, (1-mo. Term SOFR + 2.44%), 6.19%, 04/15/42 (b)(c)	476	478,957
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-mo. Term SOFR + 1.39%), 5.14%, 05/15/39 (b)(c)	111	110,862
SHRN Trust, Series 2025-MF18, Class A, (1-mo. Term SOFR + 1.20%), 4.95%, 10/15/40 (b)(c)	500	500,309
UNIV Trust, Series 2025-APTS, Class A, (1-mo. Term SOFR + 1.65%), 5.40%, 11/15/42 (b)(c)	380	380,469
Wells Fargo Commercial Mortgage Trust (c)
Series 2018-AUS, Class A, 4.06%, 08/17/36 (b)	583	573,877
Series 2018-C44, Class XA, 0.71%, 05/15/51	4,387	58,480
WHARF Commercial Mortgage Trust, Series 2025-DC, Class A, 5.35%, 07/15/40 (b)(c)	231	237,373
		27,632,890
Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	101	22,260
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 01/25/37 (a)	16,165	2
		22,262
Principal Only Collateralized Mortgage Obligations (d) — 0.0%
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 2.58%, 02/25/36	75	53,637
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9, Class CP, 5.00%, 11/25/35	43	25,080
		78,717
Total Non-Agency Mortgage-Backed Securities — 8.0% (Cost: $29,803,955)		29,904,508
U.S. Government Sponsored Agency Securities
Agency Obligations — 3.6%
Federal Farm Credit Banks Funding Corp.
2.75%, 02/22/30	400	385,550
1.84%, 01/25/36	500	387,281
Federal Home Loan Banks, 1.61%, 01/27/33	300	252,758
Ginnie Mae Mortgage-Backed Securities
5.50%, 07/20/55	722	736,889
6.00%, 07/20/55	472	490,543
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30 (e)	13,000	11,005,054
		13,258,075
Collateralized Mortgage Obligations — 45.2%
Fannie Mae REMICS
Series 2004-31, Class ZG, 7.50%, 05/25/34	1,211	1,309,644
Series 2005-73, Class DS, (30-day Avg SOFR + 17.25%), 7.18%, 08/25/35 (c)	17	17,620
Series 2010-134, Class DB, 4.50%, 12/25/40	4,340	4,357,324
Series 2010-136, Class CY, 4.00%, 12/25/40	2,175	2,143,557
Series 2010-47, Class JB, 5.00%, 05/25/30	871	884,149
Series 2011-117, Class CP, 4.00%, 11/25/41	14,350	13,944,023
Series 2011-8, Class ZA, 4.00%, 02/25/41	2,868	2,802,291
Series 2011-99, Class CB, 4.50%, 10/25/41	21,321	21,497,013
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639	1,525,910
Series 2017-90, Class WB, 3.00%, 11/25/47	433	351,504
Series 2018-32, Class PS, (30-day Avg SOFR + 7.10%), 2.58%, 05/25/48 (c)	3,359	2,880,635

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae REMICS (continued)
Series 2018-50, Class EB, 4.00%, 07/25/48	$1,848	$ 1,816,904
Series 2020-57, Class LI, 2.00%, 08/25/50	5,500	4,160,768
Series 2020-79, Class JA, 1.50%, 11/25/50	167	154,623
Series 2022-25, Class KL, 4.00%, 05/25/52	1,000	925,535
Series 2022-31, Class BZ, 4.00%, 10/25/51	762	659,517
Series 2024-48, Class FC, (30-day Avg SOFR + 1.10%), 4.97%, 07/25/54 (c)	576	577,668
Series 2024-83, Class FA, (30-day Avg SOFR + 1.15%), 5.02%, 10/25/54 (c)	715	716,769
Series 2025-2, Class FG, (30-day Avg SOFR + 1.45%), 5.32%, 02/25/55 (c)	193	194,589
Series 2025-35, Class FJ, (30-day Avg SOFR + 1.60%), 5.47%, 05/25/55 (c)	266	269,062
Series 2025-74, Class AT, 5.00%, 09/25/55	11,158	11,168,026
Series 5444, Class FC, (30-day Avg SOFR + 1.12%), 4.99%, 08/25/54 (c)	1,852	1,857,420
Series 5471, Class FM, (30-day Avg SOFR + 1.40%), 5.27%, 11/25/54 (c)	782	788,117
Series 5499, Class FW, (30-day Avg SOFR + 1.40%), 5.27%, 02/25/55 (c)	5,707	5,751,020
Freddie Mac REMICS
Series 2218, Class Z, 8.50%, 03/15/30	82	87,318
Series 2731, Class ZA, 4.50%, 01/15/34	913	918,066
Series 2927, Class BZ, 5.50%, 02/15/35	714	736,266
Series 3745, Class ZA, 4.00%, 10/15/40	1,264	1,228,585
Series 3762, Class LN, 4.00%, 11/15/40	1,972	1,899,605
Series 3780, Class ZA, 4.00%, 12/15/40	2,828	2,720,866
Series 3856, Class PB, 5.00%, 05/15/41	4,958	5,116,696
Series 3963, Class JB, 4.50%, 11/15/41	380	383,317
Series 4016, Class BX, 4.00%, 09/15/41	12,773	12,584,923
Series 4269, Class PM, 4.00%, 08/15/41	8,884	8,489,239
Series 4299, Class JY, 4.00%, 01/15/44	1,000	956,433
Series 4398, Class ZX, 4.00%, 09/15/54	390	360,855
Series 4615, Class LB, 4.50%, 09/15/41	6,014	5,987,176
Series 4748, Class BM, 3.50%, 11/15/47	3,351	2,940,985
Series 4774, Class L, 4.50%, 03/15/48	4,173	4,149,212
Series 4830, Class AV, 4.00%, 10/15/33	1,069	1,035,471
Series 4921, Class NL, 3.00%, 10/25/49	504	337,317
Series 5230, Class DL, 3.50%, 09/25/44	400	347,758
Series 5249, Class LB, 4.00%, 08/25/52	6,295	6,038,964
Series 5468, Class FM, (30-day Avg SOFR + 1.20%), 5.07%, 11/25/54 (c)	639	641,800
Series 5468, Class MF, (30-day Avg SOFR + 1.30%), 5.17%, 11/25/54 (c)	495	497,831
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57	363	356,906
Series 2019-1, Class MA, 3.50%, 07/25/58	692	677,200
Series 2019-2, Class MA, 3.50%, 08/26/58	283	276,169
Freddie Mac Structured Pass-Through Certificates, Series T-11, Class A9, 0.13%, 01/25/28 (c)	10	9,846
Ginnie Mae
Series 2011-88, Class PY, 4.00%, 06/20/41	6,019	5,927,366
Series 2012-16, Class HJ, 4.00%, 09/20/40	4,061	3,988,866
Series 2015-96, Class ZM, 4.00%, 07/20/45	9,515	9,079,782
Series 2018-91, Class ZL, 4.00%, 07/20/48	6,912	6,080,089
Series 2022-63, Class ZM, 3.50%, 10/20/50	4,734	3,896,914
		168,505,509
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (c) — 0.3%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K094, Class X1, 0.87%, 06/25/29	$1,366	$ 36,531
Series K104, Class X1, 1.11%, 01/25/30	1,297	48,386
Series K105, Class X1, 1.51%, 01/25/30	1,779	92,242
Series K107, Class X1, 1.58%, 01/25/30	1,197	65,621
Series K109, Class X1, 1.57%, 04/25/30	917	50,607
Series K110, Class X1, 1.64%, 04/25/30	366	21,056
Series K113, Class X1, 1.37%, 06/25/30	1,567	78,681
Series K115, Class X1, 1.31%, 06/25/30	1,918	94,794
Series K120, Class X1, 1.03%, 10/25/30	3,807	150,558
Series K122, Class X1, 0.87%, 11/25/30	1,636	57,268
Ginnie Mae
Series 2013-63, Class IO, 0.70%, 09/16/51	2,225	50,784
Series 2014-169, Class IO, 0.59%, 10/16/56	11,403	245,738
		992,266
Interest Only Collateralized Mortgage Obligations — 11.8%
Fannie Mae REMIC Trust, Series 1999-W4, Class IO, 6.50%, 12/25/28	11	357
Fannie Mae REMICS
Series 2006-36, Class PS, (30-day Avg SOFR + 6.49%), 2.61%, 05/25/36 (c)	1,536	159,982
Series 2011-134, Class ST, (30-day Avg SOFR + 5.89%), 2.01%, 12/25/41 (c)	9,242	970,655
Series 2012-47, Class NI, 4.50%, 04/25/42	128	16,566
Series 2013-10, Class PI, 3.00%, 02/25/43	2,960	353,459
Series 2013-45, Class EI, 4.00%, 04/25/43	1,109	89,338
Series 2015-66, Class AS, (30-day Avg SOFR + 6.14%), 2.26%, 09/25/45 (c)	6,060	371,047
Series 2020-12, Class JI, 4.50%, 03/25/50	5,696	1,351,452
Series 2021-13, Class AI, 4.00%, 01/25/49	16,351	2,948,043
Series 2021-23, Class CI, 3.50%, 07/25/46	14,482	2,589,153
Series 2021-26, Class AI, 3.50%, 05/25/50	21,240	3,910,579
Series 2021-67, Class IG, 3.00%, 10/25/51	5,531	901,278
Series 5119, Class IC, 4.00%, 06/25/51	16,093	3,272,326
Freddie Mac REMICS
Series 3923, Class SD, (30-day Avg SOFR + 5.89%), 1.90%, 09/15/41 (c)	11,901	1,189,837
Series 3954, Class SL, (30-day Avg SOFR + 5.89%), 1.90%, 11/15/41 (c)	6,698	637,602
Series 4026, Class IO, 4.50%, 04/15/32	319	18,578
Series 4706, Class IG, 4.00%, 07/15/47	10,396	1,994,571
Series 5013, Class JI, 4.00%, 09/25/50	15,172	3,133,292
Series 5083, Class IN, 4.50%, 07/25/32	6,943	490,189
Series 5116B, Class CI, 3.00%, 06/25/51	15,464	2,062,115
Series 5138, Class IP, 3.00%, 04/25/51	14,724	2,505,797
Series 5236, Class JI, 4.00%, 02/25/52	25,289	2,864,218
Ginnie Mae
Series 2009-116, Class KS, (1-mo. Term SOFR + 6.36%), 2.62%, 12/16/39 (c)	353	35,550
Series 2011-52, Class MJ, (1-mo. Term SOFR + 6.54%), 2.80%, 04/20/41 (c)	1,569	123,772
Series 2012-97, Class JS, (1-mo. Term SOFR + 6.14%), 2.40%, 08/16/42 (c)	1,685	58,395
Series 2020-146, Class IO, 3.50%, 10/20/50	4,958	941,175
Series 2020-151, Class MI, 2.50%, 10/20/50	24,844	3,573,888
Series 2021-193, Class IA, 3.00%, 11/20/51	12,238	2,032,949
Series 2021-87, Class NI, 3.00%, 05/20/51	6,636	1,116,747
Series 2022-10, Class IT, 3.50%, 01/20/52	10,515	1,594,752
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae (continued)
series 2022-60H, Class IH, 2.50%, 02/20/51	$19,216	$ 2,754,978
Vendee Mortgage Trust, Series 1999-2, Class 1IO, 0.00%, 05/15/29 (c)	2,626	3
		44,062,643
Mortgage-Backed Securities — 66.2%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/56 - 01/01/57 (f)	25,300	24,053,079
Freddie Mac Mortgage-Backed Securities
5.50%, 01/01/39	2,955	3,040,907
4.00%, 05/01/39	116	114,280
3.50%, 01/01/46	641	611,157
Ginnie Mae Mortgage-Backed Securities
8.00%, 01/15/27 - 06/15/27	1	703
5.00%, 11/15/35 - 10/20/39	746	770,606
6.50%, 12/20/54 - 11/20/55	4,840	5,056,997
6.00%, 04/20/55 - 12/20/55	10,855	11,196,198
7.00%, 06/20/55	606	630,324
5.50%, 10/20/55 - 12/20/55	965	980,357
Uniform Mortgage-Backed Securities
1.50%, 06/01/31	400	379,892
5.50%, 02/01/33 - 12/01/54 (f)	32,935	33,577,833
5.00%, 06/01/33 - 06/01/55 (g)	30,073	30,388,799
4.00%, 09/01/33 - 10/01/53	23,232	22,461,490
3.50%, 02/01/35 - 02/15/56 (f)(g)	52,330	48,359,419
6.00%, 02/01/36 - 01/01/55 (f)	23,907	24,693,607
6.50%, 10/01/38 - 10/01/53	1,445	1,518,940
4.50%, 04/01/39 - 07/01/52	8,999	8,918,910
2.50%, 01/20/41 (g)	180	170,248
3.00%, 03/01/43 - 01/14/56 (g)	33,964	30,089,633
		247,013,379
Principal Only Collateralized Mortgage Obligations (d) — 1.2%
Fannie Mae Interest Strip
Series 337, Class 1, 4.98%, 07/25/33	1,160	1,020,653
Series 397, Class 1, 4.68%, 09/25/39	1,626	1,293,528
Fannie Mae REMIC Trust, Series 1999-W4, Class PO, 7.00%, 02/25/29	5	4,780
Fannie Mae REMICS
Series 2002-13B, Class PR, 4.00%, 03/25/32	8	7,997
Series 2011-90, Class AO, 4.41%, 09/25/41	2,755	2,151,842
		4,478,800
Total U.S. Government Sponsored Agency Securities — 128.3% (Cost: $497,545,800)		478,310,672
U.S. Treasury Obligations
U.S. Treasury Bonds (f)
2.25%, 05/15/41	840	617,827
2.75%, 08/15/42 - 11/15/42	950	733,318
2.88%, 05/15/52	1,525	1,065,594
U.S. Treasury Notes
4.38%, 11/30/28	700	715,887
4.00%, 01/31/29 - 02/15/34	820	828,539
4.25%, 02/28/29 - 06/30/31	1,190	1,215,835
4.13%, 03/31/29	450	457,453
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
4.63%, 04/30/29 (f)	$2,700	$ 2,787,223
1.13%, 02/15/31	330	290,542
Total U.S. Treasury Obligations — 2.3% (Cost: $8,630,704)		8,712,218
Total Long-Term Investments — 138.6% (Cost: $536,018,939)		516,927,398
Short-Term Securities
Borrowed Bond Agreement — 0.2%
BNP Paribas SA, 3.89%, 01/02/26 (Purchased on 12/31/2025 to be repurchased at $713,044, Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $704,657, respectively)	713	712,968

Shares
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.65% (h)(i)	948,102	948,102

	Par (000)
U.S. Government Sponsored Agency Securities — 0.0%
Ginnie Mae Mortgage-Backed Securities, 8.00%, 05/15/26 - 12/15/26	$1	630
U.S. Treasury Obligations — 0.7%
U.S. Treasury Notes (f)
4.13%, 10/31/26	850	853,631
4.25%, 11/30/26 - 12/31/26	1,600	1,611,034
		2,464,665
Total Short-Term Securities — 1.1% (Cost: $4,108,405)		4,126,365
Total Investments Before Borrowed Bonds and TBA Sale Commitments — 139.7% (Cost: $540,127,344)		521,053,763
Borrowed Bonds
U.S. Governments Obligations — (0.2)%
U.S. Treasury Bonds, 2.75%, 11/15/42 (j)	(917)	(704,657)
Total Borrowed Bonds — (0.2)% (Proceeds: $(842,347))		(704,657)

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
TBA Sale Commitments (g)
Mortgage-Backed Securities — (5.0)%
Uniform Mortgage-Backed Securities
3.50%, 01/14/56	$(20,215)	$ (18,687,030)
4.50%, 01/15/55	(28)	(27,332)
Total TBA Sale Commitments — (5.0)% (Proceeds: $(18,535,516))		(18,714,362)
Total Investments, Net of Borrowed Bonds and TBA Sale Commitments — 134.5% (Cost: $520,749,481)		501,634,744
Liabilities in Excess of Other Assets — (34.5)%		(128,753,143)
Net Assets — 100.0%		$ 372,881,601

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Rates are discount rates or a range of discount rates as of period end.
(e)	Zero-coupon bond.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Represents or includes a TBA transaction.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 8,180,892	$ —	$ (7,232,790) (a)	$ —	$ —	$ 948,102	948,102	$ 300,918	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Deutsche Bank Securities, Inc.	3.97%	12/10/25	01/14/26	$ 14,148,232	$ 14,182,557	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.97	12/10/25	01/14/26	14,811,096	14,847,030	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	16,078,036	16,111,419	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	8,911,553	8,933,173	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	10,811,885	10,838,116	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	12,163,233	12,192,743	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	3.97	12/31/25	01/02/26	859,563	859,563	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas SA	3.97	12/31/25	01/02/26	1,459,063	1,459,063	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas SA	3.97	12/31/25	01/02/26	2,811,375	2,811,375	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas SA	3.97	12/31/25	01/02/26	625,800	625,800	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas SA	3.97	12/31/25	01/02/26	749,313	749,313	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas SA	3.97	12/31/25	01/02/26	1,082,750	1,082,750	U.S. Treasury Obligations	Up to 30 Days
				$ 84,511,899	$ 84,692,902
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Income Trust, Inc. (BKT)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	174	03/20/26	$ 19,564	$ (82,351)
5-Year U.S. Treasury Note	48	03/31/26	5,247	(75)
				(82,426)
Short Contracts
10-Year U.S. Ultra Long Treasury Note	116	03/20/26	13,342	18,837
U.S. Long Bond	98	03/20/26	11,328	81,497
2-Year U.S. Treasury Note	44	03/31/26	9,187	(7,546)
				92,788
				$ 10,362
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 100,334	$ —	$ 100,334
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 89,972	$ —	$ 89,972

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 279,358	$ —	$ 279,358
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (193,330)	$ —	$ (193,330)
Swaps	—	—	—	—	21	—	21
	$ —	$ —	$ —	$ —	$ (193,309)	$ —	$ (193,309)
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ 29,869,680
Average notional value of contracts — short	37,587,365
Interest rate swaps:
Average notional value — pays fixed rate	102,461
Average notional value — receives fixed rate	102,461
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ —	$ —	$ —
Non-Agency Mortgage-Backed Securities	—	29,904,506	2	29,904,508
U.S. Government Sponsored Agency Securities	—	478,310,672	—	478,310,672
U.S. Treasury Obligations	—	8,712,218	—	8,712,218
Short-Term Securities
Borrowed Bond Agreement	—	712,968	—	712,968
Money Market Funds	948,102	—	—	948,102
U.S. Government Sponsored Agency Securities	—	630	—	630
U.S. Treasury Obligations	—	2,464,665	—	2,464,665
Liabilities
Investments
Borrowed Bonds	—	(704,657)	—	(704,657)
TBA Sale Commitments	—	(18,714,362)	—	(18,714,362)
	$ 948,102	$ 500,686,640	$ 2	$ 501,634,744
Derivative Financial Instruments (a)
Assets
Interest Rate Contracts	$ 100,334	$ —	$ —	$ 100,334
Liabilities
Interest Rate Contracts	(89,972)	—	—	(89,972)
	$ 10,362	$ —	$ —	$ 10,362

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes.
As of period end, reverse repurchase agreements of $84,692,902 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AIMCO CLO Ltd., Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 6.29%, 04/16/37 (a)(b)	USD	500	$ 502,409
Anchorage Capital CLO Ltd., Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 7.66%, 04/28/37 (a)(b)		1,000	1,002,390
Apidos CLO XVIII-R (a)(b)
Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.19%, 01/22/38		2,255	2,262,385
Series 2018-18A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 5.56%, 01/22/38		1,353	1,358,180
Argent Securities Trust, Series 2006-W5, Class A1, (1-mo. Term SOFR + 0.41%), 4.15%, 06/25/36 (a)		3,509	2,347,972
Bain Capital Credit CLO Ltd., Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 7.23%, 07/24/34 (a)(b)		250	244,751
Ballyrock CLO Ltd., Series 2024-28A, Class A2, (3-mo. CME Term SOFR + 1.70%), 5.58%, 01/20/38 (a)(b)		750	752,823
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 6.50%, 04/15/37 (a)(b)		800	804,241
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 4.90%, 04/20/32 (a)(b)		1,491	1,491,049
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.60%, 10/15/37 (a)(b)		500	501,573
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.68%, 04/20/35 (a)(b)		450	450,984
CIFC Funding Ltd. (a)(b)
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 6.32%, 04/21/37		550	552,888
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.20%, 01/18/38		1,804	1,809,611
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.58%, 01/18/38		2,255	2,264,453
Series 2019-1A, Class D1R2, (3-mo. CME Term SOFR + 3.05%), 6.93%, 10/20/37		500	498,525
Series 2022-7A, Class ER, (3-mo. CME Term SOFR + 5.35%), 9.21%, 01/22/38		500	500,468
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36		288	165,028
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74 (b)		272	274,436
Creeksource Dunes Creek CLO Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.31%, 01/15/38 (a)(b)		500	501,885
CWABS Asset-Backed Certificates Trust, Series 2006- 26, Class 1A, (1-mo. Term SOFR + 0.39%), 4.13%, 06/25/37 (a)		403	377,153
Dryden CLO Ltd., Series 2018-64A, Class D, (3-mo. CME Term SOFR + 2.91%), 6.80%, 04/18/31 (a)(b)		250	250,179
GoldenTree Loan Management U.S. CLO Ltd., Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 4.96%, 10/20/34 (a)(b)		280	279,841
GoodLeap Home Improvement Solutions Trust, Series 2025-1A, Class B, 6.27%, 02/20/49 (b)		248	251,861
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class C, 5.55%, 10/27/59 (b)		97	97,640
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, 09/20/65 (b)		271	273,627
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 5.85%, 04/15/37 (a)(b)	USD	875	$ 877,492
Mariner Finance Issuance Trust, Series 2024-AA, Class E, 9.02%, 09/22/36 (b)		497	513,326
Nelnet Student Loan Trust, Series 2025-BA, Class D, 6.04%, 05/17/55 (b)		801	799,579
OCP CLO Ltd. (a)(b)
Series 2019-16A, Class DR, (3-mo. CME Term SOFR + 3.41%), 7.34%, 04/10/33		250	250,001
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.20%, 01/21/38		1,000	1,003,790
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.22%, 07/15/34 (a)(b)		250	246,448
Octagon Investment Partners XVII Ltd., Series 2013- 1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.52%, 01/25/31 (a)(b)		177	176,857
OZLM XXI Ltd., Series 2017-21A, Class D, (3-mo. CME Term SOFR + 5.80%), 9.69%, 01/20/31 (a)(b)		250	230,387
Palmer Square CLO Ltd., Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.55%, 01/15/38 (a)(b)		1,520	1,524,723
Regatta 30 Funding Ltd., Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.51%, 01/25/38 (a)(b)		1,600	1,605,010
Regatta XVIII Funding Ltd., Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.45%, 04/15/38 (a)(b)		300	300,778
Regatta XXIV Funding Ltd., Series 2021-5A, Class D1R, (3-mo. CME Term SOFR + 2.80%), 6.68%, 01/20/38 (a)(b)		250	250,607
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33 (b)(c)		980	957,950
Rockford Tower CLO Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.30%, 01/15/38 (a)(b)(d)		2,977	2,987,951
RR Ltd., Series 2022-24A, Class A1A2, (3-mo. CME Term SOFR + 1.31%), 5.21%, 01/15/37 (a)(b)		250	250,940
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35 (b)		159	162,551
Sterling COOFS Trust (b)(c)
Series 2004-1, Class A, 2.36%, 04/15/29		607	—
Series 2004-2, Class Note, 2.08%, 03/30/30		357	—
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54 (b)		292	296,064
Symphony CLO Ltd., Series 2023-40A, Class AR, (3- mo. CME Term SOFR + 1.31%), 5.22%, 01/05/38 (a)(b)		500	501,859
Trimaran CAVU Ltd. (a)(b)
Series 2021-1A, Class D1R, (3-mo. CME Term SOFR + 3.40%), 7.26%, 07/23/37		250	250,514
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 7.37%, 10/25/34		500	500,589
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32 (e)	GBP	19	26,594
Upgrade Master Pass-Thru Trust, Series 2025-ST4, Class A, 5.50%, 08/16/32 (b)	USD	234	235,476
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47 (b)		408	411,138
Voya CLO Ltd., Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 5.79%, 10/17/32 (a)(b)		500	500,246

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Whitebox CLO II Ltd., Series 2020-2A, Class D1R2, (3-mo. CME Term SOFR + 2.90%), 6.77%, 10/24/37 (a)(b)	USD	500	$ 498,806
Whitebox CLO III Ltd., Series 2021-3A, Class DR, (3- mo. CME Term SOFR + 2.85%), 6.75%, 10/15/35 (a)(b)		250	251,243
Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.30%, 06/25/55 (b)		870	833,561
Total Asset-Backed Securities — 6.7% (Cost: $36,481,614)			36,260,832

	Shares
Common Stocks
Capital Markets — 0.0%
Wom New Holdco (c)(f)	549	12,627
Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $22,469) (c)(f)(g)	1,788	200,256
Financial Services — 0.0%
Aimbridge Acquisition Co., Inc. (c)(f)	2,750	184,897
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc. (f)	464	387
Hotels, Restaurants & Leisure — 0.0%
Fortrex Equity (c)(f)	3,500	94,500
Household Products — 0.0%
Berkline Benchcraft Equity LLC (c)(f)	3,155	—
Industrial Conglomerates (f) — 0.0%
Ameriforge Group, Inc. (c)	801	—
SVP Singer	4,245	16,449
		16,449
IT Services — 0.1%
Travelport LLC (c)(f)	90	264,481
Real Estate Management & Development — 0.0%
ADLER Group SA (c)(f)	33,168	—
Trading Companies & Distributors — 0.0%
TMK Hawk Midco Corp. (c)(f)	10,062	70,436
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC (b)(c)(f)	9,432	53,668
Wireless Telecommunication Services — 0.1%
Altice France Lux 3 (f)	15,143	266,692
Total Common Stocks — 0.2% (Cost: $1,661,416)		1,164,393

		Par (000)
Corporate Bonds
Advertising Agencies — 1.0%
Clear Channel Outdoor Holdings, Inc. (b)(d)
7.75%, 04/15/28	USD	470	470,347
7.50%, 06/01/29		797	791,382
7.88%, 04/01/30		636	669,831
Security		Par (000)	Value
Advertising Agencies (continued)
Clear Channel Outdoor Holdings, Inc. (b)(d) (continued)
7.13%, 02/15/31	USD	826	$ 864,941
7.50%, 03/15/33		1,013	1,070,023
CMG Media Corp., 8.88%, 06/18/29 (b)		230	197,584
Lamar Media Corp.
4.00%, 02/15/30		40	38,639
5.38%, 11/01/33 (b)		209	207,630
Neptune Bidco U.S., Inc., 9.29%, 04/15/29 (b)(d)		414	414,707
Omnicom Group, Inc., 5.40%, 10/01/48 (b)(d)		200	185,187
Outfront Media Capital LLC/Outfront Media Capital Corp. (b)
5.00%, 08/15/27		88	88,127
4.25%, 01/15/29 (d)		222	216,203
4.63%, 03/15/30 (d)		107	104,448
7.38%, 02/15/31 (d)		254	268,849
Stagwell Global LLC, 5.63%, 08/15/29 (b)(d)		101	98,490
			5,686,388
Aerospace & Defense — 2.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/29 (b)		303	313,557
ATI, Inc.
5.88%, 12/01/27 (d)		127	127,149
4.88%, 10/01/29		101	100,834
7.25%, 08/15/30 (d)		535	565,215
5.13%, 10/01/31 (d)		215	215,144
Bombardier, Inc. (b)
6.00%, 02/15/28 (d)		542	543,619
8.75%, 11/15/30 (d)		251	271,182
7.25%, 07/01/31		34	36,232
7.00%, 06/01/32 (d)		254	268,387
6.75%, 06/15/33		337	356,204
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32 (b)(d)		952	961,625
Goat Holdco LLC, 6.75%, 02/01/32 (b)		295	302,984
Northrop Grumman Corp., 3.85%, 04/15/45 (d)		600	479,774
TransDigm, Inc. (b)
6.75%, 08/15/28 (d)		1,152	1,172,294
6.38%, 03/01/29 (d)		1,477	1,523,184
6.63%, 03/01/32 (d)		1,386	1,442,021
6.00%, 01/15/33 (d)		944	966,156
6.38%, 05/31/33 (d)		1,321	1,355,514
6.25%, 01/31/34		192	199,235
6.75%, 01/31/34 (d)		1,355	1,411,482
			12,611,792
Air Freight & Logistics (b) — 0.1%
Rand Parent LLC, 8.50%, 02/15/30		234	243,793
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		114	120,646
			364,439
Automobile Components — 0.9%
American Axle & Manufacturing, Inc. (b)
6.38%, 10/15/32		151	153,787
7.75%, 10/15/33		158	160,935
Aptiv Swiss Holdings Ltd., 4.40%, 10/01/46 (d)		240	194,574
Clarios Global LP/Clarios U.S. Finance Co. (b)
6.75%, 05/15/28 (d)		839	860,290
6.75%, 02/15/30		359	374,728
4.75%, 06/15/31	EUR	295	351,620
6.75%, 09/15/32 (d)	USD	684	709,303
Dana, Inc.
4.25%, 09/01/30		87	84,237
4.50%, 02/15/32		134	128,628
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobile Components (continued)
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32 (b)(d)	USD	112	$ 119,041
Goodyear Tire & Rubber Co.
6.63%, 07/15/30		119	121,860
5.25%, 04/30/31		13	12,481
5.63%, 04/30/33		109	103,245
IHO Verwaltungs GmbH, (7.00% Cash or 7.75% PIK), 7.00%, 11/15/31 (e)(h)	EUR	100	126,878
Mahle GmbH, 6.50%, 05/02/31 (e)		100	122,197
Qnity Electronics, Inc. (b)
5.75%, 08/15/32	USD	277	283,218
6.25%, 08/15/33		214	221,822
Schaeffler AG (e)
4.25%, 04/01/28	EUR	100	119,966
4.75%, 08/14/29		100	121,400
Tenneco, Inc., 8.00%, 11/17/28 (b)(d)	USD	453	454,449
ZF Europe Finance BV, 7.00%, 06/12/30 (e)	EUR	100	123,806
			4,948,465
Automobiles — 1.3%
Allison Transmission, Inc., 5.88%, 12/01/33 (b)	USD	158	160,301
Asbury Automotive Group, Inc., 4.50%, 03/01/28		146	145,581
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29 (e)	GBP	100	122,702
Carvana Co. (b)(d)(h)
(11.00% Cash or 13.00% PIK), 9.00%, 06/01/30	USD	693	725,983
(9.00% PIK), 9.00%, 06/01/31		1,557	1,757,635
Cougar JV Subsidiary LLC, 8.00%, 05/15/32 (b)		200	213,814
General Motors Financial Co., Inc., 6.00%, 01/09/28 (d)		1,000	1,033,221
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, 08/15/29 (b)		200	209,439
LCM Investments Holdings II LLC (b)(d)
4.88%, 05/01/29		183	180,294
8.25%, 08/01/31		266	281,346
Lithia Motors, Inc., 5.50%, 10/01/30 (b)		174	174,691
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30 (b)(d)		446	446,062
Nissan Motor Co. Ltd.
5.25%, 07/17/29 (e)	EUR	100	120,658
7.75%, 07/17/32 (b)	USD	204	216,691
6.38%, 07/17/33 (b)	EUR	145	174,762
8.13%, 07/17/35 (b)(d)	USD	607	645,012
RCI Banque SA, (5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37 (a)(e)	EUR	100	119,769
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31 (b)	USD	232	228,070
			6,956,031
Banks — 0.1%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36 (a)(e)	EUR	100	120,567
Banco Espirito Santo SA (f)(i)
4.75%, 01/15/22 (a)		100	25,855
4.00%, 01/21/22		100	25,855
Intesa Sanpaolo SpA, 5.71%, 01/15/26 (b)(d)	USD	200	200,096
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35 (a)(e)	EUR	100	125,561
Walker & Dunlop, Inc., 6.63%, 04/01/33 (b)	USD	143	146,707
			644,641
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46 (d)		741	685,343
Security		Par (000)	Value
Biotechnology (b) — 0.1%
Genmab AS
6.25%, 12/15/32	USD	200	$ 204,969
7.25%, 12/15/33		435	456,929
			661,898
Building Materials — 1.4%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33 (b)		222	233,911
Builders FirstSource, Inc. (b)
6.38%, 03/01/34		146	150,954
6.75%, 05/15/35		172	179,828
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30 (e)	EUR	100	122,445
6.63%, 12/15/30 (b)(d)	USD	1,778	1,851,808
6.75%, 07/15/31 (b)		212	223,450
Jeld-Wen, Inc. (b)
4.88%, 12/15/27		257	224,313
7.00%, 09/01/32 (d)		193	132,606
New Enterprise Stone & Lime Co., Inc. (b)
5.25%, 07/15/28		81	80,932
9.75%, 07/15/28		300	302,250
Quikrete Holdings, Inc. (b)
6.38%, 03/01/32 (d)		1,202	1,251,138
6.75%, 03/01/33		318	332,085
Smyrna Ready Mix Concrete LLC (b)
6.00%, 11/01/28		56	56,259
8.88%, 11/15/31 (d)		38	40,646
Standard Building Solutions, Inc. (b)
6.50%, 08/15/32 (d)		494	508,586
6.25%, 08/01/33 (d)		625	638,461
5.88%, 03/15/34		279	279,816
Standard Industries, Inc. (b)
4.75%, 01/15/28		2	1,995
4.38%, 07/15/30 (d)		519	500,682
3.38%, 01/15/31 (d)		353	323,410
Wilsonart LLC, 11.00%, 08/15/32 (b)		305	272,542
			7,708,117
Building Products (b)(d) — 0.5%
QXO Building Products, Inc., 6.75%, 04/30/32		893	932,666
White Cap Supply Holdings LLC, 7.38%, 11/15/30		1,526	1,578,530
			2,511,196
Capital Markets — 0.7%
Apollo Debt Solutions BDC
5.88%, 08/30/30 (d)		163	164,867
6.70%, 07/29/31		70	73,863
6.55%, 03/15/32		45	46,433
ARES Strategic Income Fund (b)(d)
5.80%, 09/09/30		220	222,130
5.15%, 01/15/31		175	171,732
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		70	69,730
Blue Owl Capital Corp., 6.20%, 07/15/30 (d)		223	225,801
Blue Owl Capital Corp. II, 8.45%, 11/15/26 (d)		84	86,372
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (b)		220	204,321
Focus Financial Partners LLC, 6.75%, 09/15/31 (b)(d)		259	266,283
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27 (d)		611	602,602
9.75%, 01/15/29		170	169,480
4.38%, 02/01/29 (d)		124	106,986
10.00%, 11/15/29 (b)		193	192,864

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Jane Street Group/JSG Finance, Inc. (b)
6.13%, 11/01/32	USD	78	$ 79,370
6.75%, 05/01/33		339	353,847
Osaic Holdings, Inc. (b)
6.75%, 08/01/32		127	132,667
8.00%, 08/01/33		212	220,415
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32 (b)(h)(j)		179	163,840
			3,553,603
Chemicals — 1.9%
Advancion Sciences, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26 (b)(h)		331	288,409
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (b)(d)		273	287,910
Axalta Coating Systems LLC, 3.38%, 02/15/29 (b)(d)		297	285,496
Celanese U.S. Holdings LLC
7.00%, 02/15/31		26	26,620
6.75%, 04/15/33 (d)		181	180,050
7.38%, 02/15/34		213	216,402
Chemours Co.
5.38%, 05/15/27		282	282,685
5.75%, 11/15/28 (b)(d)		670	651,582
8.00%, 01/15/33 (b)		150	145,217
Element Solutions, Inc., 3.88%, 09/01/28 (b)(d)		1,262	1,233,539
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27 (e)	EUR	100	117,518
Herens Holdco SARL, 4.75%, 05/15/28 (b)(d)	USD	212	184,075
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28 (b)		6	6,008
Ingevity Corp., 3.88%, 11/01/28 (b)		84	81,792
Inversion Escrow Issuer LLC, 6.75%, 08/01/32 (b)(d)		590	587,720
Itelyum Regeneration SpA, 5.75%, 04/15/30 (e)	EUR	100	117,136
Kronos International, Inc., 9.50%, 03/15/29 (e)		100	109,098
Mativ Holdings, Inc., 8.00%, 10/01/29 (b)	USD	153	154,534
Methanex U.S. Operations, Inc., 6.25%, 03/15/32 (b)		147	151,362
Minerals Technologies, Inc., 5.00%, 07/01/28 (b)		169	167,310
Olympus Water U.S. Holding Corp. (b)(d)
7.25%, 06/15/31		596	609,713
7.25%, 02/15/33		1,331	1,337,577
Perimeter Holdings LLC, 01/15/34 (b)(k)		527	523,537
SK Invictus Intermediate II SARL, 5.00%, 10/30/29 (b)		362	358,451
Solstice Advanced Materials, Inc., 5.63%, 09/30/33 (b)(d)		413	416,632
WR Grace Holdings LLC (b)(d)
4.88%, 06/15/27		119	118,633
5.63%, 08/15/29		1,191	1,133,696
7.38%, 03/01/31		235	240,648
6.63%, 08/15/32		487	493,219
			10,506,569
Commercial Services & Supplies — 3.8%
ADT Security Corp. (b)
4.88%, 07/15/32		107	103,638
5.88%, 10/15/33 (d)		453	458,614
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30 (b)(d)		476	496,806
Allied Universal Holdco LLC, 7.88%, 02/15/31 (b)(d)		2,340	2,466,076
Allied Universal Holdco LLC/Allied Universal Finance Corp. (b)(d)
6.00%, 06/01/29		1,156	1,144,038
6.88%, 06/15/30		895	931,853
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28 (b)(d)		1,543	1,519,981
Security		Par (000)	Value
Commercial Services & Supplies (continued)
BCP V Modular Services Finance II PLC, 6.50%, 07/10/31 (e)	EUR	100	$ 109,569
Belron U.K. Finance PLC, 5.75%, 10/15/29 (b)(d)	USD	796	812,867
Boels Topholding BV, 5.75%, 05/15/30 (e)	EUR	100	121,515
Brink ’ s Co. (b)
6.50%, 06/15/29	USD	157	162,557
6.75%, 06/15/32		68	70,858
Deluxe Corp., 8.13%, 09/15/29 (b)		132	139,059
FTAI Aviation Investors LLC (b)(d)
5.50%, 05/01/28		740	740,647
7.88%, 12/01/30		671	713,544
7.00%, 05/01/31		838	882,488
7.00%, 06/15/32		427	448,885
5.88%, 04/15/33		367	372,939
Garda World Security Corp. (b)
7.75%, 02/15/28 (d)		532	544,022
6.00%, 06/01/29		65	63,745
8.25%, 08/01/32 (d)		599	608,778
8.38%, 11/15/32 (d)		1,057	1,076,674
Herc Holdings, Inc. (b)
6.63%, 06/15/29 (d)		36	37,372
7.00%, 06/15/30		388	408,342
5.75%, 03/15/31		147	149,182
7.25%, 06/15/33		197	208,896
6.00%, 03/15/34		152	154,026
Hertz Corp., 12.63%, 07/15/29 (b)		152	153,317
ION Platform Finance SARL (e)
7.88%, 05/01/29	EUR	100	119,274
6.50%, 09/30/30		100	113,724
Loxam SAS, 6.38%, 05/31/29 (e)		90	109,439
RR Donnelley & Sons Co., 9.50%, 08/01/29 (b)(d)	USD	595	613,147
Sabre Financial Borrower LLC, 11.13%, 06/15/29 (b)		471	477,282
Service Corp. International (d)
5.13%, 06/01/29		238	239,571
3.38%, 08/15/30		273	255,282
4.00%, 05/15/31		370	353,649
5.75%, 10/15/32		556	565,863
Shift4 Payments, Inc., Series DEC, 5.50%, 05/15/33 (e)	EUR	100	120,350
Sotheby ’ s, 7.38%, 10/15/27 (b)(d)	USD	691	686,956
Sotheby ’ s/Bidfair Holdings, Inc., 5.88%, 06/01/29 (b)(d)		453	421,468
United Rentals North America, Inc., 5.38%, 11/15/33 (b)(d)		538	537,619
Veritiv Operating Co., 10.50%, 11/30/30 (b)		172	184,937
Wand NewCo 3, Inc., 7.63%, 01/30/32 (b)(d)		618	654,045
			20,552,894
Communications Equipment (b)(d) — 0.2%
CommScope LLC, 4.75%, 09/01/29		780	778,900
Viavi Solutions, Inc., 3.75%, 10/01/29		116	111,027
			889,927
Construction & Engineering — 0.5%
AECOM, 6.00%, 08/01/33 (b)(d)		605	620,040
Arcosa, Inc. (b)
4.38%, 04/15/29 (d)		232	228,050
6.88%, 08/15/32		31	32,678
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b)(d)		1,494	1,465,080
Dycom Industries, Inc., 4.50%, 04/15/29 (b)		119	117,548
Heathrow Finance PLC, 4.13%, 09/01/29 (e)(l)	GBP	100	126,550
Weekley Homes LLC / Weekley Finance Corp., 6.75%, 01/15/34 (b)	USD	167	169,093
			2,759,039
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Discretionary — 0.5%
APi Group DE, Inc. (b)
4.13%, 07/15/29	USD	132	$ 128,339
4.75%, 10/15/29		100	97,975
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.55%, 05/01/30 (a)(e)	EUR	100	118,564
Clarivate Science Holdings Corp. (b)(d)
3.88%, 07/01/28	USD	730	708,687
4.88%, 07/01/29		883	834,886
Raven Acquisition Holdings LLC, 6.88%, 11/15/31 (b)(d)		303	312,193
Williams Scotsman, Inc. (b)
6.63%, 06/15/29		32	33,052
6.63%, 04/15/30		213	220,154
7.38%, 10/01/31 (d)		378	394,894
			2,848,744
Consumer Finance — 1.6%
Block, Inc.
2.75%, 06/01/26 (d)		406	403,576
5.63%, 08/15/30 (b)		341	347,930
6.50%, 05/15/32 (d)		1,219	1,267,589
6.00%, 08/15/33 (b)(d)		450	461,974
Boost Newco Borrower LLC, 7.50%, 01/15/31 (b)(d)		800	850,280
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35 (a)(b)		41	42,387
Capital One Financial Corp., (1-day SOFR + 2.60%), 5.82%, 02/01/34 (a)(d)		440	460,517
ION Platform Finance U.S., Inc., 7.88%, 09/30/32 (b)(d)		1,130	1,072,209
Navient Corp.
9.38%, 07/25/30		8	8,891
7.88%, 06/15/32		133	139,143
OneMain Finance Corp.
6.63%, 05/15/29		119	123,254
5.38%, 11/15/29 (d)		189	189,128
7.88%, 03/15/30 (d)		370	391,205
6.13%, 05/15/30		327	333,405
4.00%, 09/15/30		179	167,788
7.50%, 05/15/31		82	86,276
7.13%, 11/15/31		111	115,866
6.75%, 03/15/32 (d)		330	338,882
7.13%, 09/15/32		197	204,667
6.50%, 03/15/33 (d)		429	432,711
Shift4 Payments, Inc. (b)
6.75%, 08/15/32 (d)		823	849,741
5.50%, 05/15/33	EUR	270	324,944
WEX, Inc., 6.50%, 03/15/33 (b)	USD	339	347,021
Worldline SA/France, 0.00%, 07/30/26 (e)(j)(m)	EUR	2	2,747
			8,962,131
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos, Inc. (b)
5.50%, 03/31/31	USD	163	164,719
6.25%, 03/15/33 (d)		139	142,889
5.75%, 03/31/34		282	283,141
B&M European Value Retail SA, 6.50%, 11/27/31 (e)	GBP	100	132,654
Bellis Acquisition Co. PLC, 8.13%, 05/14/30 (e)		100	125,370
Boots Group Finco LP (b)
5.38%, 08/31/32	EUR	360	437,174
7.38%, 08/31/32	GBP	160	223,042
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29 (b)	USD	163	171,101
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.64%, 07/01/29 (a)(e)	EUR	100	118,876
Security		Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Market Bidco Finco PLC, 6.75%, 01/31/31 (e)	EUR	100	$ 116,238
Performance Food Group, Inc. (b)(d)
4.25%, 08/01/29	USD	171	167,184
6.13%, 09/15/32		277	285,561
U.S. Foods, Inc., 7.25%, 01/15/32 (b)(d)		184	193,407
United Natural Foods, Inc., 6.75%, 10/15/28 (b)		253	253,238
			2,814,594
Containers & Packaging — 2.2%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27 (b)(h)		— (n)	—
Ardagh Group SA
9.50%, 12/01/30 (b)		547	592,812
(4.50% Cash + 7.50% PIK), 12.00%, 12/01/30 (e)(h)	EUR	200	215,485
(5.50% Cash + 6.50% PIK), 12.00%, 12/01/30 (b)(d)(h)	USD	802	732,828
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.25%, 01/30/31 (b)		315	322,174
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (b)
3.25%, 09/01/28		200	192,297
4.00%, 09/01/29 (d)		1,600	1,506,217
Ball Corp.
4.25%, 07/01/32	EUR	145	174,385
5.50%, 09/15/33 (d)	USD	150	152,909
Clydesdale Acquisition Holdings, Inc. (b)(d)
6.63%, 04/15/29		380	386,631
6.88%, 01/15/30		427	437,675
6.75%, 04/15/32		785	807,195
Crown Americas LLC, 5.88%, 06/01/33 (b)(d)		545	557,425
Fedrigoni SpA, 6.13%, 06/15/31 (e)	EUR	100	114,528
Graham Packaging Co., Inc., 7.13%, 08/15/28 (b)	USD	60	60,051
LABL, Inc. (b)
5.88%, 11/01/28		233	146,006
9.50%, 11/01/28		551	347,665
8.63%, 10/01/31		327	173,917
Magnera Corp., 7.25%, 11/15/31 (b)		142	139,396
Mauser Packaging Solutions Holding Co. (b)
7.88%, 04/15/30 (d)		3,672	3,643,029
9.25%, 04/15/30		249	239,040
OI European Group BV
6.25%, 05/15/28 (b)	EUR	115	139,036
5.25%, 06/01/29 (e)		100	121,242
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27 (b)	USD	39	39,138
Sealed Air Corp. (b)
4.00%, 12/01/27		72	71,627
5.00%, 04/15/29		59	59,388
Silgan Holdings, Inc., 4.25%, 02/15/31 (b)	EUR	305	363,273
Trivium Packaging Finance BV
6.63%, 07/15/30 (e)		100	123,747
6.63%, 07/15/30 (b)		100	123,747
12.25%, 01/15/31 (b)	USD	200	217,007
			12,199,870
Distributors (b) — 0.1%
Gates Corp., 6.88%, 07/01/29		196	203,542
Resideo Funding, Inc.
4.00%, 09/01/29		59	56,864
6.50%, 07/15/32 (d)		230	235,413
			495,819

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs — 0.4%
Digital Realty Trust LP, 1.88%, 11/15/29 (b)(j)	USD	85	$ 86,190
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32 (b)		179	170,885
Iron Mountain, Inc.
5.25%, 07/15/30 (b)		23	22,722
5.63%, 07/15/32 (b)		19	18,701
6.25%, 01/15/33 (b)(d)		78	78,653
4.75%, 01/15/34 (b)	EUR	500	571,396
4.75%, 01/15/34 (e)		100	114,279
Millrose Properties, Inc. (b)
6.38%, 08/01/30 (d)	USD	493	504,450
6.25%, 09/15/32		277	279,488
SBA Communications Corp., 3.13%, 02/01/29 (d)		586	560,536
			2,407,300
Diversified Telecommunication Services — 4.1%
AT&T, Inc., 4.30%, 02/15/30 (d)		1,350	1,351,705
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29 (b)(d)		420	445,510
EchoStar Corp. (d)
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30 (h)		1,903	1,949,191
10.75%, 11/30/29		1,328	1,468,242
eircom Finance DAC, 5.00%, 04/30/31 (e)	EUR	100	119,520
Eutelsat SA, 1.50%, 10/13/28 (e)		100	112,347
Fibercop SpA
4.75%, 06/30/30 (e)		100	119,416
5.13%, 06/30/32 (e)		100	119,440
6.00%, 09/30/34 (b)(d)	USD	242	229,257
7.20%, 07/18/36 (b)(d)		200	199,050
Frontier Communications Holdings LLC
5.88%, 10/15/27 (b)(d)		314	315,014
5.00%, 05/01/28 (b)(d)		753	754,295
6.75%, 05/01/29 (b)		111	111,841
5.88%, 11/01/29		180	181,729
6.00%, 01/15/30 (b)		244	248,138
8.75%, 05/15/30 (b)(d)		1,312	1,370,070
8.63%, 03/15/31 (b)(d)		371	390,360
Iliad Holding SAS
7.00%, 10/15/28 (b)(d)		343	347,265
5.38%, 04/15/30 (e)	EUR	100	121,320
8.50%, 04/15/31 (b)(d)	USD	479	515,523
7.00%, 04/15/32 (b)(d)		211	217,468
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (e)	EUR	100	118,948
Level 3 Financing, Inc. (b)
3.63%, 01/15/29	USD	61	56,298
4.88%, 06/15/29 (d)		964	937,976
6.88%, 06/30/33 (d)		1,917	1,961,397
7.00%, 03/31/34 (d)		1,853	1,909,650
Lorca Telecom Bondco SA, 5.75%, 04/30/29 (e)	EUR	100	122,107
Lumen Technologies, Inc. (b)
4.13%, 04/15/29	USD	200	198,164
4.13%, 04/15/30		200	198,771
10.00%, 10/15/32		221	222,550
Sable International Finance Ltd., 7.13%, 10/15/32 (b)(d)		493	499,779
SoftBank Group Corp., 3.88%, 07/06/32 (e)	EUR	200	219,741
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	381	422,040
Verizon Communications, Inc., 3.70%, 03/22/61 (d)		1,000	674,775
Windstream Services LLC, 7.50%, 10/15/33 (b)		351	359,813
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31 (b)(d)	USD	1,010	$ 1,060,267
Zayo Group Holdings, Inc. (b)(h)
(5.75% Cash and 0.50% PIK), 9.25%, 03/09/30 (d)		2,356	2,238,268
(7.13% Cash and 1.88% PIK), 13.75%, 09/09/30		250	229,468
			22,116,713
Electric Utilities — 0.8%
Alpha Generation LLC, 6.75%, 10/15/32 (b)(d)		299	309,522
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32 (b)		225	225,371
ContourGlobal Power Holdings SA, 6.75%, 02/28/30 (b)		400	412,444
Enel Finance International NV, 3.63%, 05/25/27 (b)(d)		900	894,221
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		145	143,533
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28 (b)		84	82,848
Public Power Corp. SA, 4.63%, 10/31/31 (e)	EUR	100	120,275
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33 (e)	USD	127	131,405
Texas Competitive Electric Holdings Co. LLC, 1.00%, 11/10/21 (c)(f)(i)		780	—
Vistra Operations Co. LLC (b)(d)
7.75%, 10/15/31		172	182,178
6.88%, 04/15/32		396	417,154
XPLR Infrastructure Operating Partners LP (b)(d)
8.38%, 01/15/31		547	574,148
7.75%, 04/15/34		576	585,384
			4,078,483
Electronic Equipment, Instruments & Components (b) — 0.3%
Coherent Corp., 5.00%, 12/15/29 (d)		300	298,985
Sensata Technologies BV, 4.00%, 04/15/29		168	163,916
Sensata Technologies, Inc.
4.38%, 02/15/30 (d)		387	377,983
3.75%, 02/15/31		54	50,678
6.63%, 07/15/32 (d)		227	237,685
WESCO Distribution, Inc.
6.63%, 03/15/32		149	155,580
6.38%, 03/15/33		93	97,100
Zebra Technologies Corp., 6.50%, 06/01/32		117	120,946
			1,502,873
Energy Equipment & Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp. (b)(d)
6.25%, 04/01/28		291	292,670
6.63%, 09/01/32		501	516,709
Enerflex, Inc., 6.88%, 01/15/31 (b)		96	98,154
Kodiak Gas Services LLC (b)
7.25%, 02/15/29 (d)		566	588,839
6.50%, 10/01/33		318	324,746
6.75%, 10/01/35 (d)		240	246,770
Oceaneering International, Inc., 6.00%, 02/01/28		71	71,797
OEG Finance PLC, 7.25%, 09/27/29 (e)	EUR	100	122,845
Star Holding LLC, 8.75%, 08/01/31 (b)(d)	USD	256	246,492
Tidewater, Inc., 9.13%, 07/15/30 (b)		206	221,026
USA Compression Partners LP/USA Compression Finance Corp. (b)(d)
7.13%, 03/15/29		291	301,217
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Energy Equipment & Services (continued)
USA Compression Partners LP/USA Compression Finance Corp. (b)(d) (continued)
6.25%, 10/01/33	USD	557	$ 563,679
Weatherford International Ltd., 6.75%, 10/15/33 (b)(d)		556	569,406
			4,164,350
Entertainment (b) — 0.1%
Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 5.75%, 01/15/33		227	225,373
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30 (d)		190	168,865
			394,238
Environmental, Maintenance & Security Service — 0.8%
Biffa Group Holdings Ltd., 5.25%, 06/15/31 (e)	EUR	100	117,180
GFL Environmental, Inc. (b)
4.00%, 08/01/28 (d)	USD	121	119,354
4.75%, 06/15/29		237	236,518
4.38%, 08/15/29 (d)		405	398,248
6.75%, 01/15/31 (d)		254	266,490
Luna 15 SARL (h)
(10.50% PIK), 10.50%, 07/01/32 (b)	EUR	200	244,401
(10.50% PIK), 10.50%, 07/01/32 (e)		100	122,200
Madison IAQ LLC (b)
4.13%, 06/30/28	USD	240	235,825
5.88%, 06/30/29 (d)		554	550,634
Paprec Holding SA, 4.13%, 07/15/30 (e)	EUR	100	118,080
Republic Services, Inc., 3.38%, 11/15/27 (d)	USD	750	744,219
Reworld Holding Corp., 4.88%, 12/01/29 (b)		142	136,488
Waste Pro USA, Inc., 7.00%, 02/01/33 (b)(d)		941	968,586
Wrangler Holdco Corp., 6.63%, 04/01/32 (b)		20	20,965
			4,279,188
Financial Services — 3.5%
Ally Financial, Inc., Series B, (5-year CMT + 3.87%), 4.70% (a)(d)(o)		2,000	1,979,674
Azorra Finance Ltd. (b)
7.75%, 04/15/30		174	183,787
7.25%, 01/15/31		114	119,453
CrossCountry Intermediate HoldCo LLC (b)
6.50%, 10/01/30		228	232,559
6.75%, 12/01/32		118	119,915
Deutsche Bank AG, (1-day SOFR + 3.18%), 6.72%, 01/18/29 (a)(d)		1,100	1,151,633
Freedom Mortgage Holdings LLC (b)
9.25%, 02/01/29		186	195,086
6.88%, 05/01/31		124	124,074
9.13%, 05/15/31		293	314,699
8.38%, 04/01/32		195	205,270
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28 (e)	EUR	27	30,382
GGAM Finance Ltd. (b)
8.00%, 06/15/28	USD	150	158,845
6.88%, 04/15/29		205	212,623
5.88%, 03/15/30		117	118,609
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27 (b)		359	370,822
Intrum Investments And Financing AB, 8.00%, 09/11/27 (e)(f)(i)	EUR	100	119,061
JPMorgan Chase & Co., (1-day SOFR + 1.13%), 5.00%, 07/22/30 (a)(d)	USD	2,600	2,669,255
Midcap Financial Issuer Trust (b)
6.50%, 05/01/28		200	199,650
5.63%, 01/15/30		400	374,664
Security		Par (000)	Value
Financial Services (continued)
Morgan Stanley, (1-day SOFR + 1.26%), 5.66%, 04/18/30 (a)(d)	USD	2,600	$ 2,708,747
OneMain Finance Corp., 6.75%, 09/15/33		411	416,190
PennyMac Financial Services, Inc. (b)
7.88%, 12/15/29 (d)		258	274,524
7.13%, 11/15/30 (d)		148	155,582
6.88%, 05/15/32		277	289,990
6.75%, 02/15/34		163	168,497
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30 (b)(d)		487	518,808
PRA Group Europe Holding II SARL, 6.25%, 09/30/32 (e)	EUR	100	114,582
Rocket Cos., Inc. (b)(d)
6.50%, 08/01/29	USD	409	421,838
6.13%, 08/01/30		1,117	1,154,620
7.13%, 02/01/32		655	689,059
6.38%, 08/01/33		906	944,613
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)
2.88%, 10/15/26 (d)		471	464,130
3.88%, 03/01/31		49	46,530
4.00%, 10/15/33		28	26,015
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31 (h)	EUR	100	21,082
UBS AG, 5.00%, 07/09/27 (d)	USD	1,200	1,223,479
UWM Holdings LLC (b)
6.63%, 02/01/30 (d)		256	259,220
6.25%, 03/15/31		268	267,573
			19,045,140
Food Products — 1.1%
Aramark Services, Inc., 5.00%, 02/01/28 (b)		194	193,971
B&G Foods, Inc., 8.00%, 09/15/28 (b)		89	87,564
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29 (b)(d)(h)		1,428	1,523,833
Chobani LLC/Chobani Finance Corp., Inc. (b)(d)
4.63%, 11/15/28		457	457,084
7.63%, 07/01/29		1,323	1,380,050
Darling Global Finance BV
4.50%, 07/15/32 (b)	EUR	180	214,301
4.50%, 07/15/32 (e)		100	119,056
Darling Ingredients, Inc., 6.00%, 06/15/30 (b)(d)	USD	249	253,066
Fiesta Purchaser, Inc. (b)
7.88%, 03/01/31		19	19,815
9.63%, 09/15/32		91	95,370
Irca SpA, (3-mo. EURIBOR + 3.75%), 5.85%, 12/15/29 (a)(e)	EUR	100	119,422
Lamb Weston Holdings, Inc. (b)(d)
4.88%, 05/15/28	USD	257	256,345
4.13%, 01/31/30		312	301,803
4.38%, 01/31/32		200	190,535
Post Holdings, Inc. (b)
4.63%, 04/15/30 (d)		118	114,904
4.50%, 09/15/31		32	30,338
6.25%, 02/15/32		102	104,802
6.38%, 03/01/33		71	71,710
6.25%, 10/15/34		107	107,594
6.50%, 03/15/36		363	363,491
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29 (b)		129	124,284
			6,129,338

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ground Transportation — 0.4%
Genesee & Wyoming, Inc., 6.25%, 04/15/32 (b)	USD	290	$ 299,064
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34 (b)(d)		1,144	1,183,664
Union Pacific Corp., 3.20%, 05/20/41 (d)		600	470,321
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32 (b)		216	226,218
			2,179,267
Health Care Equipment & Supplies (b) — 0.4%
Avantor Funding, Inc.
4.63%, 07/15/28 (d)		417	414,734
3.88%, 11/01/29		209	199,858
Bausch & Lomb Corp., 8.38%, 10/01/28 (d)		1,333	1,391,319
Hologic, Inc., 3.25%, 02/15/29		14	13,798
Insulet Corp., 6.50%, 04/01/33		192	200,138
Neogen Food Safety Corp., 8.63%, 07/20/30		184	196,238
			2,416,085
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33 (b)(d)		123	124,230
AHP Health Partners, Inc., 5.75%, 07/15/29 (b)(d)		345	341,988
Charles River Laboratories International, Inc., 4.00%, 03/15/31 (b)		42	39,795
CHS/Community Health Systems, Inc. (b)(d)
6.00%, 01/15/29		458	457,870
5.25%, 05/15/30		828	777,652
4.75%, 02/15/31		540	481,078
10.88%, 01/15/32		358	390,736
9.75%, 01/15/34		923	969,453
Concentra Health Services, Inc., 6.88%, 07/15/32 (b)		340	355,573
DaVita, Inc. (b)
6.88%, 09/01/32		93	96,810
6.75%, 07/15/33		57	59,103
Elevance Health, Inc., 3.65%, 12/01/27 (d)		1,000	995,218
Ephios Subco 3 SARL, 7.88%, 01/31/31 (e)	EUR	100	125,230
Fortrea Holdings, Inc., 7.50%, 07/01/30 (b)	USD	76	77,680
HAH Group Holding Co. LLC, 9.75%, 10/01/31 (b)		154	144,814
HCA, Inc., 5.50%, 06/15/47 (d)		650	614,255
HealthEquity, Inc., 4.50%, 10/01/29 (b)(d)		615	604,173
IQVIA, Inc., 6.25%, 06/01/32 (b)(d)		556	580,974
LifePoint Health, Inc. (b)
9.88%, 08/15/30 (d)		129	138,893
11.00%, 10/15/30 (d)		582	638,241
8.38%, 02/15/32		228	247,486
10.00%, 06/01/32 (d)		282	299,508
Medline Borrower LP (b)(d)
3.88%, 04/01/29		435	424,694
5.25%, 10/01/29		1,280	1,286,920
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29 (b)(d)		637	658,506
Molina Healthcare, Inc. (b)
6.50%, 02/15/31		324	332,758
6.25%, 01/15/33		58	59,129
Prime Healthcare Services, Inc., 9.38%, 09/01/29 (b)		118	123,900
Sotera Health Holdings LLC, 7.38%, 06/01/31 (b)		196	205,569
Star Parent, Inc., 9.00%, 10/01/30 (b)(d)		858	915,665
Surgery Center Holdings, Inc., 7.25%, 04/15/32 (b)(d)		878	888,069
Tenet Healthcare Corp. (d)
6.13%, 06/15/30		250	255,823
6.75%, 05/15/31		451	469,270
Security		Par (000)	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (d) (continued)
6.00%, 11/15/33 (b)	USD	450	$ 463,317
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29 (b)(d)		284	286,106
			14,930,486
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc., 4.00%, 02/01/50 (d)		450	335,633
Diversified Healthcare Trust, 7.25%, 10/15/30 (b)		133	135,991
Healthpeak OP LLC, 2.88%, 01/15/31 (d)		1,000	926,470
MPT Operating Partnership LP/MPT Finance Corp.
7.00%, 02/15/32 (b)	EUR	260	317,512
7.00%, 02/15/32 (e)		100	122,120
8.50%, 02/15/32 (b)(d)	USD	819	874,638
Ventas Realty LP, 4.13%, 01/15/26 (d)		650	649,928
			3,362,292
Hotel & Resort REITs — 0.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30 (b)		224	229,912
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29 (b)		123	125,896
RHP Hotel Properties LP/RHP Finance Corp. (b)
4.50%, 02/15/29 (d)		302	298,992
6.50%, 04/01/32 (d)		342	354,683
6.50%, 06/15/33		272	282,754
Service Properties Trust
0.00%, 09/30/27 (b)(m)		261	235,854
8.63%, 11/15/31 (b)(d)		1,418	1,489,419
8.88%, 06/15/32 (d)		496	489,281
XHR LP, 6.63%, 05/15/30 (b)		121	124,882
			3,631,673
Hotels, Restaurants & Leisure — 3.4%
Acushnet Co., 5.63%, 12/01/33 (b)		105	106,180
Boyne USA, Inc., 4.75%, 05/15/29 (b)		166	163,730
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc. (b)
3.88%, 01/15/28		108	106,461
4.38%, 01/15/28 (d)		134	133,155
5.63%, 09/15/29		129	131,346
4.00%, 10/15/30 (d)		351	334,294
Caesars Entertainment, Inc. (b)(d)
7.00%, 02/15/30		1,335	1,382,602
6.50%, 02/15/32		579	593,142
Carnival Corp. (b)
5.88%, 06/15/31		227	234,469
5.75%, 08/01/32 (d)		180	184,731
6.13%, 02/15/33 (d)		649	670,151
Carnival PLC, 4.13%, 07/15/31 (b)	EUR	395	470,006
Churchill Downs, Inc. (b)
4.75%, 01/15/28	USD	137	136,491
5.75%, 04/01/30 (d)		699	705,808
6.75%, 05/01/31		392	406,475
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (b)(d)
4.63%, 01/15/29		436	423,458
6.75%, 01/15/30		136	129,305
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29 (b)		408	412,141
Hilton Domestic Operating Co., Inc. (b)
6.13%, 04/01/32		226	234,025
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc. (b) (continued)
5.88%, 03/15/33 (d)	USD	152	$ 156,375
5.75%, 09/15/33		49	50,147
5.50%, 03/31/34		242	243,662
Light & Wonder International, Inc. (b)
7.25%, 11/15/29		51	52,380
7.50%, 09/01/31 (d)		87	90,770
6.25%, 10/01/33		242	245,000
Lindblad Expeditions LLC, 7.00%, 09/15/30 (b)		321	334,861
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (b)(d)		267	191,645
Melco Resorts Finance Ltd., 7.63%, 04/17/32 (b)(d)		461	484,050
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31 (b)		400	356,310
MGM China Holdings Ltd., 5.88%, 05/15/26 (e)		250	250,620
MGM Resorts International, 6.13%, 09/15/29 (d)		260	267,194
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29 (b)		72	70,822
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30 (b)		250	260,600
NCL Corp. Ltd. (b)(d)
5.88%, 01/15/31		56	55,788
6.75%, 02/01/32		92	94,201
6.25%, 09/15/33		762	761,679
Pinewood Finco PLC, 6.00%, 03/27/30 (e)	GBP	100	135,554
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (b)
5.63%, 09/01/29	USD	116	87,870
5.88%, 09/01/31		166	109,975
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33 (b)		166	169,709
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/30 (b)		140	142,902
Sabre GLBL, Inc., 10.75%, 11/15/29 (b)(d)		129	109,692
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30 (b)		232	221,560
Station Casinos LLC (b)
4.63%, 12/01/31		172	163,066
6.63%, 03/15/32		99	101,343
TUI AG, 5.88%, 03/15/29 (e)	EUR	100	121,576
Vail Resorts, Inc. (b)
5.63%, 07/15/30	USD	189	192,073
6.50%, 05/15/32 (d)		329	341,419
Viking Cruises Ltd. (b)
7.00%, 02/15/29		51	51,296
9.13%, 07/15/31 (d)		549	587,891
5.88%, 10/15/33 (d)		536	544,288
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (b)		162	162,257
Voyager Parent LLC, 9.25%, 07/01/32 (b)		304	322,581
Warnermedia Holdings, Inc., 5.05%, 03/15/42 (d)		1,712	1,204,820
Wynn Macau Ltd. (b)(d)
5.63%, 08/26/28		1,000	998,020
5.13%, 12/15/29		410	406,302
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)
5.13%, 10/01/29 (d)		513	516,039
7.13%, 02/15/31 (d)		463	501,007
6.25%, 03/15/33		190	194,270
			18,309,584
Household Durables — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co. (b)
4.63%, 08/01/29		100	95,339
4.63%, 04/01/30		145	138,473
Security		Par (000)	Value
Household Durables (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co. (b) (continued)
6.88%, 08/01/33	USD	138	$ 138,110
Beazer Homes USA, Inc., 5.88%, 10/15/27		54	54,128
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (b)
5.00%, 06/15/29		208	201,202
4.88%, 02/15/30 (d)		286	266,396
Century Communities, Inc., 6.63%, 09/15/33 (b)(d)		173	174,937
Dream Finders Homes, Inc., 8.25%, 08/15/28 (b)		115	118,354
Empire Communities Corp., 9.75%, 05/01/29 (b)		51	52,605
K Hovnanian Enterprises, Inc. (b)
8.00%, 04/01/31		296	302,088
8.38%, 10/01/33		323	328,262
LGI Homes, Inc. (b)
8.75%, 12/15/28		89	92,833
7.00%, 11/15/32		161	153,895
Mattamy Group Corp., 6.00%, 12/15/33 (b)		68	67,396
Meritage Homes Corp., 1.75%, 05/15/28 (j)		390	383,563
New Home Co., Inc. (b)
9.25%, 10/01/29		224	233,781
8.50%, 11/01/30		57	58,702
Newell Brands, Inc., 8.50%, 06/01/28 (b)		172	180,351
Somnigroup International, Inc. (b)
4.00%, 04/15/29		204	198,754
3.88%, 10/15/31		48	44,865
STL Holding Co. LLC, 8.75%, 02/15/29 (b)		120	126,044
SWF Holdings I Corp., 6.50%, 10/06/29 (b)		210	85,936
Taylor Morrison Communities, Inc., 5.75%, 11/15/32 (b)		103	105,976
			3,601,990
Household Products — 0.0%
Berkline Benchcraft LLC, (4.50% PIK), 4.50%, 05/03/12 (a)(c)(f)(h)(i)		200	—
Independent Power and Renewable Electricity Producers (b) — 1.1%
Calpine Corp.
4.50%, 02/15/28		7	7,005
5.13%, 03/15/28 (d)		865	865,970
4.63%, 02/01/29 (d)		106	105,603
5.00%, 02/01/31		67	68,045
Clearway Energy Operating LLC (d)
4.75%, 03/15/28		279	278,392
3.75%, 01/15/32		155	140,884
Lightning Power LLC, 7.25%, 08/15/32		92	97,828
NRG Energy, Inc.
5.75%, 07/15/29		209	207,977
6.00%, 02/01/33 (d)		808	823,997
5.75%, 01/15/34 (d)		604	610,143
6.25%, 11/01/34 (d)		268	275,240
6.00%, 01/15/36 (d)		1,609	1,630,308
Vistra Corp., (5-year CMT + 6.93%), 8.00% (a)(o)		181	185,551
XPLR Infrastructure LP, 2.50%, 06/15/26 (j)		632	620,182
			5,917,125
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33 (b)		125	128,748
Avient Corp., 6.25%, 11/01/31 (b)		158	162,402
Axon Enterprise, Inc., 6.25%, 03/15/33 (b)		105	109,234
Enpro, Inc., 6.13%, 06/01/33 (b)		161	166,135
Maxam Prill SARL, 6.00%, 07/15/30 (e)	EUR	100	120,068
			686,587

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance — 4.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer (b)(d)
4.25%, 10/15/27	USD	627	$ 623,015
6.75%, 10/15/27		195	196,145
6.75%, 04/15/28		282	287,125
5.88%, 11/01/29		799	798,297
7.00%, 01/15/31		866	898,454
7.38%, 10/01/32		816	846,085
AmWINS Group, Inc., 6.38%, 02/15/29 (b)		138	141,921
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33 (b)		337	340,942
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29 (b)		263	265,626
Ardonagh Finco Ltd.
6.88%, 02/15/31 (e)	EUR	330	399,711
7.75%, 02/15/31 (b)(d)	USD	1,395	1,462,455
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (b)(d)		1,487	1,545,447
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%, 12/31/32 (b)		763	791,697
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (b)(d)
7.25%, 02/15/31		1,600	1,647,686
8.13%, 02/15/32		748	772,184
HUB International Ltd. (b)(d)
7.25%, 06/15/30		2,764	2,901,993
7.38%, 01/31/32		4,345	4,560,312
Jones Deslauriers Insurance Management, Inc. (b)
8.50%, 03/15/30 (d)		747	782,937
6.88%, 10/01/33		351	338,923
Panther Escrow Issuer LLC, 7.13%, 06/01/31 (b)(d)		2,505	2,595,801
Ryan Specialty LLC (b)
4.38%, 02/01/30		125	122,680
5.88%, 08/01/32		232	237,050
Unipol Assicurazioni SpA, 4.90%, 05/23/34 (e)	EUR	100	123,136
USI, Inc., 7.50%, 01/15/32 (b)(d)	USD	536	561,770
			23,241,392
Interactive Media & Services — 1.8%
Beignet Investor LLC, 6.58%, 05/30/49 (b)(d)		7,177	7,582,593
iliad SA (e)
5.63%, 02/15/30	EUR	100	126,275
4.25%, 01/09/32		100	118,548
ION Platform Finance U.S., Inc. (b)
4.63%, 05/01/28	USD	200	185,044
5.00%, 05/01/28 (d)		403	374,087
8.75%, 05/01/29		217	219,845
9.50%, 05/30/29		200	202,540
9.00%, 08/01/29		200	196,908
Snap, Inc. (b)
6.88%, 03/01/33 (d)		456	472,528
6.88%, 03/15/34		235	241,961
			9,720,329
Internet Software & Services (b) — 0.4%
Cablevision Lightpath LLC
3.88%, 09/15/27		200	195,201
5.63%, 09/15/28 (d)		400	390,940
Getty Images, Inc.
11.25%, 02/21/30		230	215,665
10.50%, 11/15/30		118	118,975
Match Group Holdings II LLC
4.63%, 06/01/28		157	155,596
Security		Par (000)	Value
Internet Software & Services (continued)
Match Group Holdings II LLC (continued)
4.13%, 08/01/30	USD	198	$ 187,409
3.63%, 10/01/31 (d)		200	183,518
6.13%, 09/15/33		260	263,114
Rakuten Group, Inc.
11.25%, 02/15/27		214	228,809
9.75%, 04/15/29 (d)		361	403,764
			2,342,991
IT Services — 0.6%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30 (e)	EUR	100	118,495
Amentum Holdings, Inc., 7.25%, 08/01/32 (b)(d)	USD	87	91,705
Atos SE (e)(l)
5.41%, 12/18/26	EUR	28	32,450
9.73%, 12/18/26		39	52,218
CACI International, Inc., 6.38%, 06/15/33 (b)	USD	296	306,265
Fair Isaac Corp. (b)
4.00%, 06/15/28		354	349,133
6.00%, 05/15/33 (d)		1,113	1,143,215
Fortress Intermediate 3, Inc., 7.50%, 06/01/31 (b)(d)		453	472,678
Insight Enterprises, Inc., 6.63%, 05/15/32 (b)		148	152,143
McAfee Corp., 7.38%, 02/15/30 (b)(d)		305	265,984
Science Applications International Corp. (b)
4.88%, 04/01/28 (d)		113	112,700
5.88%, 11/01/33		235	238,229
			3,335,215
Leisure Products — 0.0%
Deuce Finco PLC, 7.00%, 11/20/31 (e)	GBP	100	136,138
Machinery — 1.0%
ATS Corp., 4.13%, 12/15/28 (b)	USD	108	105,347
Chart Industries, Inc. (b)
7.50%, 01/01/30 (d)		436	454,419
9.50%, 01/01/31		79	83,853
Esab Corp., 6.25%, 04/15/29 (b)		266	273,506
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29 (b)(d)		145	126,150
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29 (b)(d)		741	777,109
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 5.78%, 04/15/29 (a)(e)	EUR	100	118,872
King US Bidco, Inc., (3-mo. EURIBOR + 3.25%), 5.31%, 12/01/32 (a)(e)		100	118,629
Manitowoc Co., Inc., 9.25%, 10/01/31 (b)	USD	137	147,152
Terex Corp. (b)
5.00%, 05/15/29		65	64,779
6.25%, 10/15/32 (d)		172	176,463
TK Elevator Midco GmbH, 4.38%, 07/15/27 (e)	EUR	311	366,771
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27 (b)(d)	USD	1,729	1,729,406
Vertiv Group Corp., 4.13%, 11/15/28 (b)(d)		730	721,028
			5,263,484
Media — 4.1%
APLD ComputeCo LLC, 9.25%, 12/15/30 (b)		205	201,085
Cable One, Inc. (j)
0.00%, 03/15/26 (m)		88	86,680
1.13%, 03/15/28 (d)		777	632,323
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29 (b)		57	56,357
6.38%, 09/01/29 (b)(d)		1,282	1,299,622
4.75%, 03/01/30 (b)(d)		179	170,954
4.25%, 02/01/31 (b)(d)		920	845,342
4.75%, 02/01/32 (b)(d)		479	437,778
4.50%, 05/01/32 (d)		455	408,379
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued)
4.50%, 06/01/33 (b)(d)	USD	486	$ 425,424
4.25%, 01/15/34 (b)(d)		996	846,873
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, 05/01/47 (d)		425	350,091
Cinemark USA, Inc., 7.00%, 08/01/32 (b)		75	77,828
Cipher Compute LLC, 7.13%, 11/15/30 (b)(d)		678	690,531
CSC Holdings LLC (b)
5.50%, 04/15/27		600	514,451
5.38%, 02/01/28		600	435,315
11.25%, 05/15/28		600	477,399
11.75%, 01/31/29 (d)		400	297,179
Directv Financing LLC, 8.88%, 02/01/30 (b)(d)		484	489,708
Directv Financing LLC/Directv Financing Co-Obligor, Inc. (b)(d)
5.88%, 08/15/27		366	368,148
10.00%, 02/15/31		1,089	1,113,014
DISH DBS Corp. (b)
5.25%, 12/01/26		1,212	1,175,334
5.75%, 12/01/28		934	916,957
DISH Network Corp., 11.75%, 11/15/27 (b)		1,301	1,354,055
Flash Compute LLC, 7.25%, 12/31/30 (b)		563	557,799
Gray Media, Inc. (b)(d)
10.50%, 07/15/29		226	243,027
9.63%, 07/15/32		572	593,604
7.25%, 08/15/33		545	556,897
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (b)		560	391,412
Live Nation Entertainment, Inc., 4.75%, 10/15/27 (b)(d)		157	157,320
Midcontinent Communications, 8.00%, 08/15/32 (b)		160	163,780
Neptune Bidco U.S., Inc., 10.38%, 05/15/31 (b)		222	227,626
Odeon Finco PLC, 12.75%, 11/01/27 (b)		200	206,213
Sinclair Television Group, Inc., 8.13%, 02/15/33 (b)(d)		655	684,102
Sirius XM Radio LLC (b)
3.13%, 09/01/26		397	393,510
5.00%, 08/01/27 (d)		477	478,162
4.00%, 07/15/28		97	94,824
Sunrise FinCo I BV
4.88%, 07/15/31 (b)(d)		249	237,173
4.63%, 05/15/32 (e)	EUR	100	118,699
Univision Communications, Inc. (b)
8.00%, 08/15/28 (d)	USD	592	613,120
8.50%, 07/31/31 (d)		347	362,486
9.38%, 08/01/32		370	397,681
Versant Media Group, Inc., 7.25%, 01/30/31 (b)		196	202,211
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (b)(d)		554	543,538
VZ Secured Financing BV, 5.25%, 01/15/33 (e)	EUR	100	115,217
WULF Compute LLC, 7.75%, 10/15/30 (b)(d)	USD	850	875,711
Ziggo Bond Co. BV, 5.13%, 02/28/30 (b)		225	200,871
Ziggo BV, 4.88%, 01/15/30 (b)		200	189,046
			22,274,856
Metals & Mining — 2.1%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30 (b)(d)		240	245,417
Arsenal AIC Parent LLC (b)
8.00%, 10/01/30		186	197,376
11.50%, 10/01/31 (d)		939	1,033,419
Security		Par (000)	Value
Metals & Mining (continued)
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (b)(d)	USD	806	$ 811,847
Carpenter Technology Corp., 5.63%, 03/01/34 (b)		279	283,387
Cleveland-Cliffs, Inc., 6.88%, 11/01/29 (b)(d)		437	452,606
Commercial Metals Co. (b)
5.75%, 11/15/33		321	328,233
6.00%, 12/15/35		331	339,326
Constellium SE (b)(d)
5.63%, 06/15/28		500	499,928
3.75%, 04/15/29		735	709,722
6.38%, 08/15/32		317	327,151
ERO Copper Corp., 6.50%, 02/15/30 (b)		70	70,219
First Quantum Minerals Ltd. (b)
8.00%, 03/01/33		200	213,106
7.25%, 02/15/34		200	210,190
Freeport Indonesia PT, 4.76%, 04/14/27 (e)		200	200,500
Glencore Funding LLC, 6.14%, 04/01/55 (b)(d)		500	515,971
Kaiser Aluminum Corp. (b)(d)
4.50%, 06/01/31		770	743,915
5.88%, 03/01/34		418	419,311
New Gold, Inc., 6.88%, 04/01/32 (b)		305	323,679
Novelis Corp. (b)(d)
4.75%, 01/30/30		630	607,736
6.88%, 01/30/30		348	361,346
3.88%, 08/15/31		860	783,858
6.38%, 08/15/33		678	687,337
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (e)	EUR	200	229,544
Samarco Mineracao SA (h)
(9.00% Cash or 9.00% PIK), 9.50%, 06/30/31 (e)	USD	28	28,395
(9.00% PIK), 9.50%, 06/30/31 (b)		6	5,683
Stillwater Mining Co., 4.50%, 11/16/29 (b)		200	188,500
Vallourec SACA, 7.50%, 04/15/32 (b)(d)		517	548,942
Vedanta Resources Finance II PLC, 10.88%, 09/17/29 (b)		200	210,812
Volcan Cia Minera SAA, 8.50%, 10/28/32 (b)		22	22,575
			11,600,031
Mortgage Real Estate Investment Trusts (REITs) (b) — 0.2%
Arbor Realty SR, Inc.
8.50%, 12/15/28		82	81,672
7.88%, 07/15/30		144	137,590
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		284	281,073
Starwood Property Trust, Inc.
7.25%, 04/01/29		171	180,594
6.00%, 04/15/30		90	92,376
6.50%, 07/01/30		87	90,750
6.50%, 10/15/30		238	248,137
			1,112,192
Multi-Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30 (b)		123	131,031
Oil, Gas & Consumable Fuels — 6.5%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29 (b)		393	411,737
Antero Midstream Partners LP/Antero Midstream Finance Corp. (b)
5.38%, 06/15/29		206	206,005
6.63%, 02/01/32		230	238,069
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (b)
9.00%, 11/01/27		165	209,754

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (b) (continued)
5.88%, 06/30/29	USD	35	$ 35,092
6.63%, 07/15/33 (d)		170	175,957
Blue Racer Midstream LLC/Blue Racer Finance Corp. (b)
7.00%, 07/15/29		224	233,613
7.25%, 07/15/32		180	191,029
Buckeye Partners LP
6.88%, 07/01/29 (b)		20	20,804
6.75%, 02/01/30 (b)		87	91,328
5.85%, 11/15/43		145	135,978
5.60%, 10/15/44		86	77,946
Caturus Energy LLC, 8.50%, 02/15/30 (b)(d)		623	648,820
Chord Energy Corp., 6.75%, 03/15/33 (b)		110	113,753
CITGO Petroleum Corp., 8.38%, 01/15/29 (b)		778	808,983
Civitas Resources, Inc. (b)(d)
8.38%, 07/01/28		232	239,051
8.75%, 07/01/31		179	185,695
CNX Midstream Partners LP, 4.75%, 04/15/30 (b)		96	93,067
CNX Resources Corp., 7.25%, 03/01/32 (b)		114	119,005
Comstock Resources, Inc. (b)
6.75%, 03/01/29 (d)		362	362,804
6.75%, 03/01/29		137	136,725
5.88%, 01/15/30 (d)		443	430,886
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (b)		1,617	1,599,728
Crescent Energy Finance LLC (b)
7.63%, 04/01/32 (d)		273	264,680
7.38%, 01/15/33 (d)		206	195,484
8.38%, 01/15/34		165	163,901
DBR Land Holdings LLC, 6.25%, 12/01/30 (b)		173	176,958
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33 (b)		291	296,951
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (b)		125	132,418
Ecopetrol SA, 8.88%, 01/13/33		61	64,904
EG Global Finance PLC, 12.00%, 11/30/28 (b)(d)		298	323,891
Enbridge, Inc., Series 2020-A, (5-year CMT + 5.31%), 5.75%, 07/15/80 (a)(d)		2,000	2,019,002
Energy Transfer LP (d)
3.90%, 07/15/26		235	234,797
(5-year CMT + 4.02%), 8.00%, 05/15/54 (a)		469	500,636
Series H, (5-year CMT + 5.69%), 6.50% (a)(o)		4,409	4,428,417
EQT Corp., 4.50%, 01/15/29		20	20,047
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		182	182,749
8.00%, 05/15/33		9	9,343
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33 (b)		125	127,280
Gulfport Energy Operating Corp., 6.75%, 09/01/29 (b)		189	195,177
Harvest Midstream I LP, 7.50%, 05/15/32 (b)(d)		112	116,747
Hess Corp., 4.30%, 04/01/27		50	50,212
Hess Midstream Operations LP (b)
6.50%, 06/01/29		222	229,259
4.25%, 02/15/30		112	109,546
Hilcorp Energy I LP/Hilcorp Finance Co. (b)
6.25%, 11/01/28		145	145,823
5.75%, 02/01/29		155	153,353
6.00%, 04/15/30		21	20,406
6.25%, 04/15/32		16	15,062
8.38%, 11/01/33 (d)		301	307,338
6.88%, 05/15/34		211	197,709
7.25%, 02/15/35		83	78,881
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Howard Midstream Energy Partners LLC (b)(d)
7.38%, 07/15/32	USD	111	$ 117,124
6.63%, 01/15/34		305	313,337
Impulsora Pipeline LLC, 6.05%, 01/01/43 (c)		1,240	1,093,493
ITT Holdings LLC, 6.50%, 08/01/29 (b)(d)		502	481,745
Kinetik Holdings LP (b)
6.63%, 12/15/28		58	59,721
5.88%, 06/15/30		53	53,475
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32 (b)		148	152,110
Matador Resources Co. (b)(d)
6.88%, 04/15/28		276	282,041
6.50%, 04/15/32		303	307,292
MPLX LP, 4.25%, 12/01/27 (d)		185	185,489
Murphy Oil Corp., 5.88%, 12/01/42		29	24,933
Nabors Industries, Inc., 7.63%, 11/15/32 (b)		127	124,825
NGL Energy Operating LLC/NGL Energy Finance Corp. (b)(d)
8.13%, 02/15/29		233	241,846
8.38%, 02/15/32		687	711,433
Noble Finance II LLC, 8.00%, 04/15/30 (b)(d)		48	49,868
Northern Oil & Gas, Inc., 7.88%, 10/15/33 (b)		358	348,568
Northriver Midstream Finance LP, 6.75%, 07/15/32 (b)		172	175,277
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (b)		160	154,086
Permian Resources Operating LLC (b)
8.00%, 04/15/27		272	275,552
5.88%, 07/01/29 (d)		411	413,409
7.00%, 01/15/32 (d)		221	230,356
6.25%, 02/01/33		184	188,741
Petrobras Global Finance BV, 6.75%, 01/27/41		52	52,509
Petroleos Mexicanos
8.75%, 06/02/29		130	139,141
5.95%, 01/28/31		158	152,928
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36 (b)		50	52,993
Prairie Acquiror LP, 9.00%, 08/01/29 (b)		192	199,569
Raizen Fuels Finance SA, 6.45%, 03/05/34 (b)		200	164,750
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (b)		51	50,889
Sunoco LP (b)
5.63%, 03/15/31		124	124,909
6.63%, 08/15/32		201	206,591
6.25%, 07/01/33		208	213,058
5.88%, 03/15/34		125	124,989
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
5.50%, 01/15/28		148	148,080
7.38%, 02/15/29 (d)		501	517,815
6.00%, 09/01/31		100	99,532
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29 (b)(d)		347	343,610
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (d)		280	279,767
TransMontaigne Partners LLC, 8.50%, 06/15/30 (b)		56	56,537
Transocean International Ltd. (b)
8.25%, 05/15/29 (d)		111	111,872
8.75%, 02/15/30 (d)		37	38,400
8.50%, 05/15/31 (d)		248	245,650
7.88%, 10/15/32		183	191,125
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (b)		59	60,353
Valaris Ltd., 8.38%, 04/30/30 (b)(d)		237	246,590
Venture Global LNG, Inc. (b)
9.50%, 02/01/29 (d)		1,496	1,550,570
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Venture Global LNG, Inc. (b) (continued)
7.00%, 01/15/30	USD	32	$ 30,798
8.38%, 06/01/31 (d)		1,039	1,033,209
9.88%, 02/01/32 (d)		1,251	1,292,374
Venture Global Plaquemines LNG LLC (b)
6.13%, 12/15/30 (d)		693	705,713
7.50%, 05/01/33 (d)		290	313,345
6.50%, 01/15/34 (d)		864	884,943
7.75%, 05/01/35		318	348,195
6.75%, 01/15/36 (d)		927	949,517
Vista Energy Argentina SAU, 8.50%, 06/10/33 (b)		8	8,180
Vital Energy, Inc.
7.75%, 07/31/29 (b)		115	114,782
9.75%, 10/15/30 (d)		138	144,821
7.88%, 04/15/32 (b)(d)		305	300,512
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (b)		324	327,053
			35,337,190
Passenger Airlines (b) — 0.2%
American Airlines, Inc., 8.50%, 05/15/29 (d)		306	320,043
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29		48	48,371
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31		323	325,410
OneSky Flight LLC, 8.88%, 12/15/29		250	267,534
			961,358
Personal Care Products — 0.1%
Opal Bidco SAS
5.50%, 03/31/32 (e)	EUR	100	121,232
6.50%, 03/31/32 (b)	USD	317	324,677
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		95	92,536
			538,445
Pharmaceuticals — 1.7%
1261229 B.C. Ltd., 10.00%, 04/15/32 (b)		4,154	4,320,230
AbbVie, Inc., 4.25%, 11/14/28 (d)		1,000	1,011,081
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32 (b)		175	184,854
Bausch Health Cos., Inc. (b)
4.88%, 06/01/28		140	125,300
11.00%, 09/30/28		641	663,973
CVS Health Corp., 3.75%, 04/01/30 (d)		1,000	976,457
Dolcetto Holdco SpA, 5.63%, 07/14/32 (e)	EUR	100	119,281
Grifols SA (e)
2.25%, 11/15/27		163	190,623
7.13%, 05/01/30		100	123,296
Gruenenthal GmbH, 4.63%, 11/15/31 (e)		100	118,752
Nidda Healthcare Holding GmbH (e)
7.00%, 02/21/30		100	121,990
(3-mo. EURIBOR + 3.25%), 5.28%, 10/15/32 (a)		100	118,581
Option Care Health, Inc., 4.38%, 10/31/29 (b)(d)	USD	245	239,373
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28 (b)(d)		400	389,774
Rossini SARL, (3-mo. EURIBOR + 3.88%), 5.89%, 12/31/29 (a)(e)	EUR	42	50,742
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (d)	USD	302	298,036
			9,052,343
Real Estate Management & Development — 0.3%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28 (h)	EUR	56	72,307
Security		Par (000)	Value
Real Estate Management & Development (continued)
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30 (e)	EUR	100	$ 119,547
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30 (b)	USD	39	38,746
Series AI, 7.00%, 04/15/30 (d)		271	270,032
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30 (b)		133	144,341
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31 (b)		181	193,325
Fantasia Holdings Group Co. Ltd. (e)(f)(i)
11.75%, 04/17/22		400	4,000
11.88%, 06/01/23		200	2,000
9.25%, 07/28/23		200	2,000
9.88%, 10/19/23		200	2,000
Five Point Operating Co. LP, 8.00%, 10/01/30 (b)		84	87,762
Howard Hughes Corp. (b)
4.13%, 02/01/29		149	144,793
4.38%, 02/01/31		54	51,413
New Immo Holding SA, 3.25%, 07/23/27 (e)	EUR	100	117,260
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30 (e)	USD	200	199,951
Vivion Investments SARL (e)
5.63%, 06/08/30	EUR	100	113,186
(6.50% Cash and 1.75% PIK), 8.25%, 08/31/28 (h)		14	16,428
			1,579,091
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27 (b)(d)	USD	327	323,178
Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology, Inc., 5.88%, 10/01/33 (b)		76	77,568
Broadcom, Inc. (d)
4.11%, 09/15/28		1,594	1,598,380
3.50%, 02/15/41		700	569,440
Kioxia Holdings Corp., 6.63%, 07/24/33		272	282,846
ON Semiconductor Corp., 0.50%, 03/01/29 (j)		258	244,068
QUALCOMM, Inc., 4.30%, 05/20/47 (d)		600	503,775
			3,276,077
Software — 3.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (b)(d)		3,066	3,056,773
Camelot Finance SA, 4.50%, 11/01/26 (b)(d)		79	78,462
Capstone Borrower, Inc., 8.00%, 06/15/30 (b)(d)		686	706,562
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29 (b)(d)		220	191,207
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29 (b)(d)		296	250,952
Cloud Software Group, Inc. (b)(d)
6.50%, 03/31/29		1,673	1,694,896
9.00%, 09/30/29		3,024	3,149,527
8.25%, 06/30/32		674	704,357
CoreLogic, Inc., 4.50%, 05/01/28 (b)(d)		1,313	1,286,300
CoreWeave, Inc., 9.25%, 06/01/30 (b)(d)		339	315,193
Elastic NV, 4.13%, 07/15/29 (b)		226	218,874
Electronic Arts, Inc., 2.95%, 02/15/51 (d)		156	143,896
Ellucian Holdings, Inc., 6.50%, 12/01/29 (b)(d)		367	374,212
IPD 3 BV, Series NOV, 5.50%, 06/15/31 (e)	EUR	100	118,257
Oracle Corp. (d)
3.60%, 04/01/50	USD	785	488,985
6.13%, 08/03/65		500	442,796
Sabre GLBL, Inc., 10.75%, 03/15/30 (b)(d)		354	291,105
SS&C Technologies, Inc., 6.50%, 06/01/32 (b)(d)		363	377,670

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Twilio, Inc.
3.63%, 03/15/29	USD	112	$ 108,189
3.88%, 03/15/31		251	239,887
UKG, Inc., 6.88%, 02/01/31 (b)(d)		1,759	1,806,868
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (b)		388	366,155
			16,411,123
Specialty Retail — 0.2%
Advance Auto Parts, Inc., 7.00%, 08/01/30 (b)		168	168,890
Afflelou SAS, 6.00%, 07/25/29 (e)	EUR	100	122,255
Duomo Bidco SpA, (3-mo. EURIBOR + 3.25%), 5.31%, 01/15/32 (a)(e)		100	118,420
Ferrellgas LP / Ferrellgas Finance Corp., 9.25%, 01/15/31 (b)	USD	170	175,089
Staples, Inc., 10.75%, 09/01/29 (b)		185	183,923
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (b)		91	87,363
			855,940
Technology Hardware, Storage & Peripherals (b) — 0.2%
Seagate Data Storage Technology Pte Ltd.
8.25%, 12/15/29		449	476,136
8.50%, 07/15/31 (d)		557	592,181
Seagate Data Storage Technology Pte. Ltd., 5.88%, 07/15/30		151	155,661
			1,223,978
Textiles, Apparel & Luxury Goods — 0.3%
Beach Acquisition Bidco LLC (b)
5.25%, 07/15/32	EUR	435	520,441
(10.00% Cash or 10.75% PIK), 10.00%, 07/15/33 (d)(h)	USD	759	837,771
Crocs, Inc., 4.25%, 03/15/29 (b)		25	24,194
Levi Strauss & Co. (b)
4.00%, 08/15/30	EUR	120	143,214
3.50%, 03/01/31	USD	16	14,899
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.78%, 07/01/29 (a)(e)	EUR	100	118,481
			1,659,000
Tobacco — 0.1%
BAT Capital Corp., 7.08%, 08/02/43 (d)	USD	500	561,609
Transportation Infrastructure — 0.1%
Edge Finco PLC, 8.13%, 08/15/31 (e)	GBP	100	143,221
Incora Top Holdco LLC, 6.00%, 01/31/33 (c)	USD	198	45,099
Mobico Group PLC, 3.63%, 11/20/28 (e)	GBP	100	121,487
Ocado Group PLC, 11.00%, 06/15/30 (e)		100	135,959
			445,766
Utilities — 0.3%
TransAlta Corp., 5.88%, 02/01/34	USD	209	210,444
VoltaGrid LLC, 7.38%, 11/01/30 (b)(d)		1,351	1,338,498
			1,548,942
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32 (d)		900	900,489
Wireless Telecommunication Services — 1.0%
Altice France SA
6.88%, 10/15/30 (b)		357	346,660
6.50%, 10/15/31 (b)		246	233,136
6.50%, 04/15/32 (b)		1,122	1,075,456
5.63%, 07/15/32 (e)	EUR	11	12,300
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Altice France SA (continued)
6.88%, 07/15/32 (b)	USD	335	$ 321,264
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32 (b)(d)		945	981,033
Level 3 Financing, Inc., 8.50%, 01/15/36 (b)		1,328	1,359,849
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23 (b)(f)(h)(i)		236	59,120
Telecom Argentina SA, 9.25%, 05/28/33 (b)		5	4,910
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29 (e)	GBP	100	127,589
4.25%, 01/31/31 (b)(d)	USD	600	547,206
4.75%, 07/15/31 (b)		200	184,643
6.75%, 01/15/33 (b)		254	251,723
WOM Mobile SA, (12.50% PIK), 11.00%, 04/01/31 (b)(h)		12	12,149
Zegona Finance PLC, 6.75%, 07/15/29 (e)	EUR	90	111,147
			5,628,185
Total Corporate Bonds — 71.2% (Cost: $380,038,350)			386,974,585
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31 (c)(h)	USD	27	—
IT Services — 0.2%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31		1,018	1,012,795
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29		91	90,610
			1,103,405
Software — 0.1%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		595	575,294
Total Fixed Rate Loan Interests — 0.3% (Cost: $1,729,093)			1,678,699
Floating Rate Loan Interests (a)
Advertising Agencies — 0.2%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.83%, 08/23/28		347	347,597
Outfront Media Capital LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 09/24/32		401	402,003
Planet U.S. Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.82%, 02/07/31		236	236,784
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 8.93%, 02/15/29		148	137,338
			1,123,722
Aerospace & Defense — 1.8%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 10/31/30		656	658,758
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR + 4.18%), 8.37%, 08/03/29		648	650,003
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 10/31/31		1,282	1,286,334
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc. (continued)
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 10/31/31	USD	488	$ 489,504
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 01/27/32		250	250,837
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.43%, 02/26/32		3	3,180
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.38%, 02/26/32		351	352,090
Propulsion BC Finco SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 12/01/32		370	371,573
TransDigm, Inc.
2023 Term Loan J, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 02/28/31		2,696	2,705,279
2024 Term Loan L, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 01/19/32		486	487,652
2025 Term Loan K, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 03/22/30		843	845,135
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 08/19/32		1,679	1,685,441
			9,785,786
Air Freight & Logistics — 0.2%
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 03/18/30		758	759,183
Stonepeak Nile Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.16%, 04/09/32		285	284,846
			1,044,029
Automobile Components — 0.9%
Allison Transmission, Inc., 2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 11/05/32		507	509,114
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 05/06/30		2,061	2,061,211
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 01/28/32		873	876,086
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.84%, 01/30/32		49	48,863
RealTruck Group, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.86%), 7.58%, 01/31/28		106	81,392
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 8.83%, 01/31/28		312	240,432
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 8.99%, 11/17/28		829	813,755
			4,630,853
Beverages — 0.5%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.17%, 01/24/29		1,003	995,268
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.02%, 01/24/29		448	294,422
Security		Par (000)	Value
Beverages (continued)
Naked Juice LLC (continued)
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 9.77%, 01/24/30	USD	329	$ 83,706
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 03/31/28		500	501,212
Sazerac Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 07/09/32		600	599,081
			2,473,689
Biotechnology — 0.3%
Parexel International Corporation, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 12/12/31		1,710	1,714,958
Building Materials — 0.1%
CP Iris HoldCo I, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 10/27/32		738	732,393
Building Products — 2.2%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 09/08/32		2,030	2,032,724
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.97%, 07/08/30		566	545,787
EMRLD Borrower LP
2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.12%, 08/04/31		913	912,159
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.07%, 05/31/30		1,475	1,478,207
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 06/17/31		256	252,001
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.72%, 03/08/29		193	170,536
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 03/19/29		694	695,980
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 02/10/32		378	379,224
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 04/14/31		785	787,065
QXO Building Products, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 04/30/32		245	245,385
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 09/22/28		213	213,769
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 10/19/29		2,144	2,152,308
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 08/05/31		1,673	1,618,622
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 5.83%, 10/04/28		389	391,245
			11,875,012
Capital Markets — 2.1%
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 07/30/31		212	212,775

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Allspring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.69%, 11/01/30	USD	319	$ 320,889
Aretec Group, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 08/09/30		330	331,347
Ascensus Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 11/24/32		715	713,749
Chicago U.S. Midco III LP, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 11/01/32 (c)		921	921,875
Citadel Securities LP, 2024 First Lien Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/31/31		882	886,491
CPI Holdco B LLC, 2025 Add-on Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/19/31		1,857	1,855,991
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 04/07/28		757	760,357
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 09/15/31		1,242	1,243,602
Gryphon Acquire NewCo LLC, Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.85%, 09/13/32		414	416,633
GTCR Everest Borrower LLC, Add on Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 09/05/31		258	258,563
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.17%, 01/31/30		178	178,255
Hudson River Trading LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.49%, 03/18/30		429	430,492
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.82%, 12/15/31		1,895	1,879,637
Osaic Holdings, Inc., 2025 Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.60%, 07/30/32		1,112	1,115,959
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.22%, 10/16/31 (c)		81	81,302
			11,607,917
Chemicals — 2.5%
Advancion Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 7.82%, 11/24/27		325	296,042
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 12/20/29		624	625,052
Chemours Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.22%, 10/15/32		1,277	1,259,538
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.75%, 11/01/30		929	931,411
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.61%, 10/04/29		254	243,219
Security		Par (000)	Value
Chemicals (continued)
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.84%, 06/12/31	USD	832	$ 347,976
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 12/18/30		809	812,882
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 03/29/32		304	300,969
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.86%), 5.58%, 02/15/30		311	311,327
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 02/18/30		292	235,480
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.97%, 10/07/31		296	195,944
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 7.70%, 07/03/28		689	601,824
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 11/26/31 (c)		425	426,239
Nouryon Finance BV, 2024 USD Term Loan B1, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.04%, 04/03/28		719	718,069
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 06/20/31		1,395	1,381,720
2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 11/03/32		836	830,257
Oxea Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.29%, 04/08/31		845	622,579
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.87%, 10/09/31		276	275,953
Qnity Electronics, Inc., Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.80%, 11/01/32		1,357	1,362,089
Solstice Advanced Materials, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.59%, 10/29/32		467	469,045
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.86%, 08/02/30		1,114	1,103,797
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.69%, 08/19/32		439	438,487
			13,789,899
Commercial Services & Supplies — 4.0%
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.87%, 05/21/31		1,004	1,008,643
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 08/12/32		1,507	1,508,280
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 08/20/32		2,707	2,719,098
Anticimex International AB, 2025 USD Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 2.90%), 7.31%, 11/17/31		260	261,166
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Aramark Services, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 06/22/30	USD	1,026	$ 1,028,035
Belron Finance LLC, 2025 Repriced Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.12%, 10/16/31		1,906	1,915,554
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 08/23/32		702	705,391
CHG Healthcare Services, Inc., 2025 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.71%, 09/29/28		450	452,109
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 10/01/31		1,784	1,790,061
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.84%, 08/01/29		817	820,436
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 1.50% and 3.75% PIK), 9.09%, 07/31/30 (h)		336	320,830
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 02/01/29		1,057	1,059,838
Grant Thornton Advisors LLC, 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 06/02/31		536	536,602
Herc Holdings, Inc., Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.52%, 06/02/32		156	156,552
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.61%), 7.33%, 06/30/28		597	500,074
2021 Term Loan C, (1-mo. CME Term SOFR at 0.00% Floor + 3.61%), 7.33%, 06/30/28		118	98,685
ION Platform Finance U.S., Inc., USD Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 10/07/32		1,848	1,729,857
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.86%, 08/11/28		109	89,794
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.72%, 05/04/28		1,726	1,731,402
Packers Holdings LLC, 2025 Takeback Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.32%, 03/10/31		81	78,181
PG Investment Co. 59 SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 03/26/31		377	377,554
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.13%, 10/13/30		396	396,768
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.58%, 03/07/32		1,476	1,471,786
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.04%, 12/17/28 (f)(i)	USD	453	$ 54,384
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 01/30/31		1,052	1,052,151
			21,863,231
Communications Equipment — 0.2%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 10/24/30		821	822,307
Orbcomm, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.20%, 09/01/28		305	289,233
Radiate Holdco LLC
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.72%, 06/26/29		19	19,113
2025 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.72%, 06/26/29		38	38,227
			1,168,880
Construction & Engineering — 1.1%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 09/23/31		1,725	1,732,829
Blackfin Pipeline LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 09/29/32		254	254,211
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.35%, 08/01/30		1,356	1,232,826
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.56%, 07/01/31		739	741,817
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.22%, 07/01/31		708	711,434
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 11/03/31		162	163,375
Legence Holdings LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 5.97%, 12/16/31		384	386,058
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 01/25/31		1,017	1,020,781
			6,243,331
Consumer Discretionary — 0.6%
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 01/03/29		1,476	1,480,791
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 01/31/31		443	436,249
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.68%), 7.35%, 07/06/29		334	336,253
Fleet U.S. Bidco, Inc., 2024 1st Lien Term Loan B, (6- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.54%, 02/21/31 (c)		352	353,408
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 12/31/32		336	336,779

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Discretionary (continued)
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 11/19/31	USD	298	$ 298,453
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.10%), 7.82%, 11/02/27		183	179,269
			3,421,202
Consumer Finance — 1.2%
Boost Newco Borrower LLC, 2025 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 01/31/31		2,182	2,183,413
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 04/01/32		786	786,003
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 04/28/28		1,243	1,243,436
Shift4 Payments LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 06/30/32		318	319,860
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 06/24/31		1,009	1,011,054
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 06/24/31		534	533,259
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 03/31/28		168	168,638
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 03/05/32		308	307,420
			6,553,083
Consumer Staples Distribution & Retail — 0.4%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.21%, 08/30/32		659	662,018
Pye-Barker Fire & Safety LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 12/16/32		611	614,301
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 10/03/31		643	647,927
			1,924,246
Containers & Packaging — 1.3%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.57%, 09/07/27		983	985,611
Charter Next Generation, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.50%, 11/29/30		1,866	1,868,587
Clydesdale Acquisition Holdings, Inc.
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 04/01/32		928	926,495
Term Loan B, (1-mo. CME Term SOFR + 3.18%), 6.89%, 04/13/29		105	105,018
LABL, Inc., 2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 8.94%, 10/30/28		926	583,320
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 04/15/30		550	537,972
Security		Par (000)	Value
Containers & Packaging (continued)
Potters Industries LLC, 2025 Repriced Term Loan B, (1-mo. CEM Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/09/32 (c)	USD	478	$ 479,793
Pregis TopCo LLC, 2025 Refinancing Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 02/01/29		422	425,718
Proampac PG Borrower LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 7.89%, 09/15/28		102	101,539
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.22%, 09/15/32		279	279,934
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 09/15/28		516	495,069
			6,789,056
Distributors — 1.1%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 01/31/31		841	843,997
Core & Main LP
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 07/27/28		1,511	1,513,983
2024 Term Loan E, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 02/09/31		373	373,379
Dealer Tire Financial LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 07/02/31		686	685,211
Fluid-Flow Products, Inc., 2025 Term Loan B, 03/31/28 (p)		246	246,339
Gates Corp.
2022 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 11/16/29		174	174,747
2024 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 06/04/31		1,276	1,278,202
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 7.83%, 10/28/27		254	220,528
Resideo Funding, Inc., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 08/13/32		561	560,297
			5,896,683
Diversified REITs — 0.0%
Iron Mountain, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 01/31/31		254	254,033
Diversified Telecommunication Services — 0.7%
Altice Financing SA, USD 2017 1st Lien Term Loan, (Prime + 1.75%), 8.50%, 01/31/26 (c)		508	501,915
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.18%, 04/16/29		534	530,869
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.18%, 04/15/30		713	707,902
2024 Term Loan A, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.72%, 06/01/28		45	44,663
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 3.00% and 0.50% PIK), 7.33%, 03/11/30 (h)		2,162	2,045,933
			3,831,282
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities — 0.3%
Constellation Renewables LLC, 2020 Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 2.00%), 5.82%, 12/15/27	USD	533	$ 534,717
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.35%, 12/15/31		335	335,805
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 12/20/30		885	888,918
			1,759,440
Electronic Equipment, Instruments & Components — 0.4%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 06/20/31 (c)		227	227,683
Coherent Corp., 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 07/02/29		455	454,913
Lsf12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.37%, 12/02/31		379	380,907
Pinnacle Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.49%, 10/01/32		480	482,004
Project Aurora U.S. Finco, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.60%, 09/30/32		133	133,499
Sanmina Corp., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.92%, 10/27/32 (c)		531	531,664
			2,210,670
Energy Equipment & Services — 0.1%
Deep Blue Operating I LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.59%, 10/01/32		164	164,376
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 09/22/32		148	148,740
			313,116
Entertainment — 0.7%
Bally ’ s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.37%, 10/02/28		258	254,505
Delta 2 Lux SARL, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 09/30/31		1,345	1,348,440
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.53%, 03/04/32		1,062	1,061,471
GVC Holdings Gibraltar Ltd., 2025 Term Loan B5 (2032), (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 07/31/32		188	185,907
Live Nation Entertainment, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 10/21/32		899	899,000
			3,749,323
Environmental, Maintenance & Security Service — 1.3%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.25%), 6.92%, 10/24/30		447	447,279
Clean Harbors, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.50%), 5.22%, 10/08/32		391	394,257
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 10/21/28		1,500	1,506,744
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.27%, 03/03/32		1,302	1,305,643
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
JFL-Tiger Acquisition Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.48%, 10/17/30	USD	345	$ 345,721
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.70%, 06/21/28		1,784	1,792,079
Reworld Holding Corp.
2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 01/15/31		210	210,000
2025 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 01/15/31		80	79,886
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 01/15/31		492	491,607
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 11/30/28		378	377,931
			6,951,147
Financial Services — 0.3%
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.39%, 02/27/32		1,113	1,044,495
Orion U.S. Finco, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.43%, 10/08/32		521	523,115
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 11/05/28		207	207,748
			1,775,358
Food Products — 1.1%
Aramark Services, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 04/06/28		383	383,474
Chobani LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 10/28/32		2,427	2,436,708
Froneri U.S., Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.45%, 09/30/31		1,757	1,754,996
2025 USD Term Loan B6, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.12%, 09/30/32		516	515,804
H-Food Holdings LLC, 2025 Exit Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.34%, 03/29/30		70	70,351
Savor Acquisition, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.83%, 02/19/32		34	34,028
UTZ Quality Foods LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/29/32		535	536,491
Wellness Pet LLC
2025 First Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.95%), 7.62%, 12/31/29		107	64,960
2025 Second Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 7.68%, 12/31/29		60	6,588
			5,803,400
Ground Transportation — 0.4%
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 04/10/31		2,377	2,376,808
Health Care Equipment & Supplies — 0.4%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 09/29/28		449	449,650

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Bausch & Lomb Corp. (continued)
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.97%, 01/15/31	USD	1,051	$ 1,060,289
QuidelOrtho Corp., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 08/20/32		540	539,160
			2,049,099
Health Care Providers & Services — 1.3%
AHP Health Partners, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.97%, 09/20/32		99	99,423
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 07/26/31		343	345,037
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.22%, 11/01/28		989	993,787
EyeCare Partners LLC, 2024 Third Out Term Loan C, 0.00%, 11/30/28 (f)(i)		16	2,719
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 07/03/28		252	253,560
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.65%, 05/19/31		596	597,482
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.44%, 11/01/28		386	81,386
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 10.94%, 11/01/29		247	50,141
Medline Borrower LP
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 10/23/30		1,151	1,155,171
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 10/23/28		785	787,238
Sotera Health Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.34%, 05/30/31		1,119	1,121,207
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 09/27/30		462	461,853
Surgery Center Holdings, Inc., 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 12/19/30		855	858,244
Team Health Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.34%, 06/30/28		249	249,372
			7,056,620
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 05/20/30		245	244,836
Hotels, Restaurants & Leisure — 4.1%
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.61% and 6.00% PIK), 11.35%, 03/11/30 (h)		109	108,212
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.35%, 03/11/30		117	117,137
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 05/31/30 (c)	USD	654	$ 656,469
Burger King (Restaurant Brands International Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 09/20/30		1,109	1,108,892
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 5.97%, 02/06/31		1,893	1,869,015
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 5.97%, 02/06/30		482	475,866
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 03/24/32		1,873	1,880,904
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.97%, 01/27/29		2,618	2,616,395
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 11/30/30		1,689	1,686,019
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 06/04/32		532	531,926
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 09/22/32		1,294	1,300,554
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.44%, 11/01/29		461	451,505
Herschend Entertainment Co. LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 05/27/32		486	488,595
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 11/08/30		1,350	1,357,979
IRB Holding Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.22%, 12/16/30		945	947,188
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.99%, 04/14/29		654	655,591
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 11/12/29		1,085	960,645
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.92%, 08/01/30		254	234,025
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.22%, 05/03/29		533	536,071
Sabre GLBL, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 9.82%, 11/15/29		297	261,588
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 9.82%, 11/15/29 (c)		158	140,833
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.72%, 12/04/31		237	235,208
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 05/01/31		211	207,772
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 03/14/31	USD	1,388	$ 1,391,924
TRQ Sales LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.90%, 12/30/32 (c)		416	410,280
Voyager Parent LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 07/01/32		637	637,071
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.22%, 08/03/28		424	423,887
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 05/24/30		676	677,594
			22,369,145
Household Durables — 0.7%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.86%, 07/31/28		1,240	1,239,366
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 01/20/32		1,150	1,154,578
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR at 0.00% Floor + 2.25%), 5.91%, 10/24/31		284	285,012
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 4.61%), 8.33%, 12/19/29		129	127,248
Weber-Stephen Products LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.74%, 10/01/32		845	845,422
			3,651,626
Household Products — 0.1%
Lavender U.S. HoldCo 1, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.93%, 12/30/32		471	474,335
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 03/04/32		201	202,081
			676,416
Independent Power and Renewable Electricity Producers — 0.8%
Calpine Construction Finance Co. LP, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 07/31/30		1,202	1,202,505
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 01/31/31		411	410,310
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.59%, 04/16/31		1,849	1,853,480
Talen Energy Supply LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/25/32		605	604,625
			4,070,920
Industrial Conglomerates — 0.1%
CoorsTek, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.86%, 10/28/32		286	287,968
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3- mo. CME Term SOFR + 7.50%), 11.43%, 12/31/29		59	47,795
			335,763
Security		Par (000)	Value
Insurance — 4.5%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 09/19/31	USD	3,454	$ 3,452,767
AmWINS Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 5.97%, 01/30/32		1,776	1,780,500
Amynta Agency Borrower, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 12/29/31		1,192	1,193,714
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.92%, 02/15/31		1,242	1,238,015
Asurion LLC
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR at 0.00% Floor + 5.36%), 9.08%, 01/31/28		364	362,238
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 5.36%), 9.08%, 01/20/29		538	527,240
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.07%, 08/19/28		776	776,668
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.97%, 09/19/30		249	248,375
2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.97%, 09/19/30		1,414	1,412,938
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.25%, 05/26/31		510	508,303
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.12%, 06/20/30		2,147	2,156,792
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 02/15/31		1,115	1,117,257
Jones DesLauriers Insurance Management Inc., 2025 Repriced Term Loan B, 12/10/32 (p)		614	614,391
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.59%, 03/15/30		578	578,235
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.72%, 07/02/31		251	251,348
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 09/15/31		1,201	1,201,459
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 07/31/31		2,069	2,075,204
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 05/06/31		1,956	1,956,458
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 05/06/32		227	229,299
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 09/29/30		1,021	1,022,382
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 11/21/29		1,501	1,503,655
			24,207,238

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interactive Media & Services — 0.1%
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.97%, 05/03/28	USD	355	$ 329,075
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.97%, 12/31/31		320	273,064
			602,139
Internet Software & Services — 1.4%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.34%, 08/15/29		637	513,760
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.09%, 11/08/32		682	682,033
Gen Digital, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 09/12/29		1,742	1,743,695
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 04/16/32		272	271,771
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 05/30/31		537	538,214
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 11/09/29		651	651,983
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 08/31/28		1,877	1,885,341
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.47%, 03/15/30		1,080	1,068,563
			7,355,360
IT Services — 2.2%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 09/29/31		699	699,700
Avalara, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 03/26/32		536	537,629
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 06/17/30		622	619,761
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.77%, 12/09/31		716	714,908
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.84%, 03/01/31 (c)		1,315	1,310,446
Finastra USA, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 09/15/32		2,131	2,083,052
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.78%, 06/27/31		309	308,599
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.72%, 03/01/29		933	857,636
Peraton Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.85%), 7.69%, 02/01/28		960	887,432
Ping Identity Corporation, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.62%, 11/15/32		296	296,370
Security		Par (000)	Value
IT Services (continued)
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 7.85%, 06/02/28	USD	944	$ 909,248
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 06/28/30 (c)		530	528,963
X Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 10.45%, 10/26/29		2,007	1,970,107
			11,723,851
Leisure Products — 0.2%
Bombardier Recreational Products, Inc., 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 01/22/31		303	304,089
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.26%), 6.93%, 07/22/30		697	695,091
			999,180
Machinery — 2.0%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.42%, 06/23/30		541	542,955
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.48%, 03/15/30		239	239,361
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 05/14/28 (c)		119	119,249
Generac Power Systems, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.62%, 07/03/31		153	153,445
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.86%, 12/21/29		105	106,583
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.53%, 02/15/29		2,138	2,152,262
Indicor LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 11/22/29		413	414,867
INNIO Group Holding GmbH, 2025 Term Loan B2, (3- mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.13%, 11/02/28		439	440,098
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 09/26/31		285	286,380
SPX Flow, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 04/05/29		1,494	1,497,131
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.95%, 04/30/30		1,834	1,844,727
Vertiv Group Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.61%, 08/12/32		2,035	2,043,628
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.87%, 01/27/31		1,237	1,238,295
			11,078,981
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media — 2.2%
Altice France SA, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.86%, 05/31/31	USD	897	$ 895,289
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.99%, 12/07/30		633	631,951
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.24%, 12/15/31		482	482,336
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.34%, 12/02/31		520	512,404
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27		1,789	1,560,279
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.10%, 08/02/27		53	53,340
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 08/30/30		376	374,600
Gray Media, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.12%, 06/04/29		4	3,497
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.47%, 06/30/28		356	356,079
NEP Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.22%, 10/17/31		760	693,736
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.23% and 1.50% PIK), 10.33%, 09/25/29 (h)		2,067	1,577,360
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.93%, 04/04/29		392	384,366
Sunrise Financing Partnership, Term Loan AAA1, (3- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.43%, 02/16/32		249	249,757
Telenet Financing USD LLC, 2020 USD Term Loan AR, (1-mo. CME Term SOFR at 0.00% Floor + 2.11%), 5.86%, 04/30/28		180	179,865
UFC Holdings LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.87%, 11/21/31		1,929	1,937,222
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.11%, 01/31/29		607	607,759
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.57%, 01/24/31		1,622	1,625,263
			12,125,103
Metals & Mining — 0.7%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 05/13/29		51	51,395
BradyPlus Holdings LLC, 2025 Term Loan B, (3-mo. CEM Term SOFR at 0.00% Floor + 3.50%), 7.17%, 12/11/30		1,236	1,221,576
Covia Holdings LLC, 2025 Repriced Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.71%, 02/26/32		712	705,437
Security		Par (000)	Value
Metals & Mining (continued)
Element Solutions, Inc., 2025 Add-on Term Loan B, 12/18/30 (p)	USD	243	$ 244,113
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/11/32		1,367	1,371,224
			3,593,745
Oil, Gas & Consumable Fuels — 1.0%
Buckeye Partners LP, 2025 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 11/22/32		237	238,021
Colossus Acquireco LLC, Term Loan B, (3-mo. SOFR at 0.00% Floor + 1.75%), 5.41%, 07/30/32		1,076	1,074,435
EG America LLC, 2025 USD Repriced Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.32%, 02/07/28		181	181,247
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.12%, 12/21/28		1,128	1,131,189
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.94%, 10/04/30		130	130,516
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.74%, 02/11/30		440	439,955
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 04/01/32		306	307,955
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.59%, 04/07/32		173	174,391
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 10/05/28		1,442	1,447,513
Stakeholder Midstream LLC, Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 01/02/31		352	353,220
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 06/16/32		140	140,414
			5,618,856
Passenger Airlines — 0.8%
AAdvantage Loyalty IP Ltd.
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.13%, 04/20/28		486	486,540
2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.13%, 05/28/32		361	362,767
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 03/21/31		823	826,768
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.69%, 01/29/27		414	413,635
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.26%, 06/04/29		337	337,332
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.00%, 02/15/28		650	651,487

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Passenger Airlines (continued)
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.44%, 08/27/29	USD	595	$ 568,336
United Airlines, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 02/22/31		703	705,208
			4,352,073
Personal Care Products — 0.0%
ACP Tara Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 12/15/32 (c)		140	140,700
Pharmaceuticals — 1.0%
Amneal Pharmaceuticals LLC, 2025 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.22%, 08/01/32		1,172	1,180,853
Elanco Animal Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.62%, 10/31/32		310	310,457
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.47%, 04/23/31		283	280,909
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 7.77%, 10/01/27		324	317,650
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.97%, 05/05/28		1,082	1,082,022
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 09/22/32		873	877,451
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.97%, 05/19/31		198	189,945
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 04/20/29		329	330,091
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 07/03/28		63	63,175
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 08/01/31		600	585,443
			5,217,996
Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 01/31/30		254	255,557
Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 07/06/29		235	236,693
MKS, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.72%, 08/17/29		1,188	1,191,879
			1,428,572
Software — 7.4%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/24/31		1,995	2,005,959
Security		Par (000)	Value
Software (continued)
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 02/15/29	USD	1,430	$ 1,431,146
BCPE Pequod Buyer, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 11/25/31		832	833,512
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.82%, 07/30/31		1,836	1,829,397
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.72%, 01/23/32		1,487	1,490,465
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 07/06/29		1,563	1,316,894
Clearwater Analytics LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.21%, 04/21/32		516	514,743
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/21/31		1,476	1,476,914
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/13/32		2,530	2,531,361
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 7.57%, 10/08/28		263	250,413
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.33%, 06/02/28		1,051	1,050,324
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.62%, 05/01/31		1,633	1,566,846
Darktrace PLC, 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.19%, 10/09/31		214	214,351
Dayforce, Inc., 2025 Term Loan, 08/20/32 (p)		1,610	1,604,252
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 06/26/31 (c)		339	332,207
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 10/08/29		1,737	1,746,082
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.47%, 11/22/32		284	285,863
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.22%, 05/30/31		1,694	1,698,245
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 01/30/32		2,493	2,485,625
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 03/20/32		1,888	1,888,090
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.97%, 06/17/31		1,169	1,172,137
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 8.97%, 06/17/32		191	188,899
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.09%, 07/01/31		286	283,940
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 12/17/27		162	155,282
PointClickCare Technologies, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/03/31		519	519,258
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.61%, 07/16/31	USD	1,198	$ 1,200,666
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.26%), 6.93%, 04/24/28		922	920,989
Sabre GLBL, Inc. (c)
2025 11th Amendment Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.35%), 10.07%, 07/30/29		114	101,328
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.35%), 10.07%, 07/30/29		53	47,366
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 05/09/31		2,086	2,045,429
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.34%, 02/10/31		2,125	2,126,029
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.09%, 04/12/31		1,530	1,533,595
Waystar Technologies, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 10/22/29 (c)		353	355,177
X.AI LLC, Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 7.25%), 10.85%, 06/28/30		1,204	1,186,208
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 11/26/31		1,182	1,171,717
Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 09/28/29		637	629,863
			40,190,572
Specialty Retail — 0.2%
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.31%, 04/23/31		511	510,801
Peer USA LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 09/29/32		193	193,160
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.07%, 10/20/28		140	138,861
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.33%, 10/20/28		305	300,375
Serta Simmons Bedding LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 11.29%, 06/29/28		192	180,318
			1,323,515
Technology Hardware, Storage & Peripherals — 0.2%
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.37%, 05/25/29		1,866	944,410
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.37%, 05/25/29		262	132,802
			1,077,212
Security		Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.2%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 12/21/28	USD	703	$ 703,097
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 02/13/32		352	351,939
Beach Acquisition Bidco LLC, USD Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 09/12/32		179	180,232
			1,235,268
Trading Companies & Distributors — 0.1%
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 2.00% and 3.25% PIK), 8.97%, 07/02/29 (h)		788	321,075
Transportation Infrastructure — 0.1%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.07%, 12/15/26		612	606,172
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 11.89%, 08/20/29		254	96,399
			702,571
Wireless Telecommunication Services — 0.5%
Digicel International Finance Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.02%, 08/06/32		356	354,729
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 03/29/32		1,890	1,894,253
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 10/06/32 (c)		709	710,773
			2,959,755
Total Floating Rate Loan Interests — 58.6% (Cost: $321,468,104)			318,626,291
Foreign Agency Obligations
Argentina — 0.0%
Argentine Republic Government International Bonds, 1.75%, 07/09/27 (l)		27	23,174
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35 (b)		9	9,487
Bulgaria — 0.0%
Bulgaria Government International Bonds, Series 13Y, 5.00%, 03/05/37 (e)		24	23,832
Chile — 0.0%
Chile Government International Bonds, 4.34%, 03/07/42 (d)		200	178,600
Colombia — 0.1%
Colombia Government International Bonds, 8.00%, 04/20/33 (d)		200	215,000

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Dominican Republic — 0.1%
Dominican Republic International Bonds (b)
4.50%, 01/30/30 (d)	USD	200	$ 195,619
7.05%, 02/03/31		150	161,091
			356,710
Ecuador — 0.0%
Ecuador Government International Bonds, 6.90%, 07/31/30 (b)(l)		23	22,297
Egypt — 0.0%
Egypt Government International Bonds, 7.50%, 02/16/61 (b)(d)		200	174,360
Guatemala — 0.1%
Guatemala Government Bonds, 7.05%, 10/04/32 (b)(d)		200	219,300
Ivory Coast — 0.0%
Ivory Coast Government International Bonds, 5.88%, 10/17/31 (e)	EUR	100	118,401
Mexico — 0.0%
Mexico Government International Bonds, 5.38%, 03/22/33 (d)	USD	200	198,146
Morocco — 0.0%
Morocco Government International Bonds, 2.38%, 12/15/27 (b)(d)		200	192,000
Panama — 0.1%
Panama Government International Bonds, 7.50%, 03/01/31 (d)		200	221,700
Romania — 0.1%
Romanian Government International Bonds
5.25%, 11/25/27 (b)		62	62,988
2.12%, 07/16/31 (e)	EUR	156	160,817
6.25%, 09/10/34 (b)		33	40,745
6.75%, 07/11/39 (b)		13	15,893
6.50%, 10/07/45 (b)		16	18,679
			299,122
South Africa — 0.0%
Republic of South Africa Government International Bonds, Series 30Y, 5.00%, 10/12/46 (d)	USD	230	180,207
Total Foreign Agency Obligations — 0.5% (Cost: $2,363,650)			2,432,336

	Shares
Investment Companies
Equity Funds — 1.3%
Hearthside Equity	4,335	65,385
Invesco Senior Loan ETF	335,000	7,035,000
		7,100,385
Total Investment Companies — 1.3% (Cost: $7,086,839)		7,100,385

Security		Par (000)	Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.1%
Alternative Loan Trust
Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	922	$ 481,354
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,731	639,929
Series 2007-19, Class 1A1, 6.00%, 08/25/37		528	238,900
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35		65	64,977
Series 2006-17, Class A2, 6.00%, 12/25/36		611	266,077
Series 2007-HY5, Class 3A1, 4.85%, 09/25/37 (a)		137	127,610
COLT Mortgage Loan Trust (b)
Series 2024-7, Class A1, 5.54%, 12/26/69		1,244	1,253,743
Series 2024-INV4, Class A1, 5.61%, 05/25/69		1,080	1,089,802
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, 06/25/66 (a)(b)		163	138,832
GCAT Trust (a)(b)
Series 2022-NQM3, Class A1, 4.35%, 04/25/67 (d)		1,200	1,196,102
Series 2024-INV4, Class A2, 5.50%, 12/25/54		802	806,653
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.68%, 10/25/35 (a)		290	142,417
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69 (b)		483	487,114
JP Morgan Mortgage Trust, Series 2022-DSC1, Class A1, 4.75%, 01/25/63 (a)(b)		292	288,100
OBX Trust (b)
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		624	626,665
Series 2024-NQM17, Class A1, 5.61%, 11/25/64 (a)		946	954,252
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54 (a)(b)		741	745,949
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57 (b)		465	462,606
Verus Securitization Trust, Series 2022-3, Class A1, 4.13%, 02/25/67 (b)(d)		1,095	1,054,629
			11,065,711
Commercial Mortgage-Backed Securities (b) — 2.4%
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1-mo. Term SOFR + 2.69%), 6.44%, 11/15/41 (a)		630	632,341
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1-mo. Term SOFR + 1.85%), 5.60%, 08/15/42 (a)		381	382,432
BLP Commercial Mortgage Trust, Series 2024-INDS, Class D, (1-mo. Term SOFR + 2.59%), 6.34%, 03/15/41 (a)		343	342,662
BPR Commercial Mortgage Trust, Series 2024-PARK, Class D, 7.00%, 11/05/39 (a)		200	208,064
BX Commercial Mortgage Trust
Series 2021-CIP, Class A, (1-mo. Term SOFR + 1.04%), 4.79%, 12/15/38 (a)		880	879,770
Series 2021-XL2, Class A, (1-mo. Term SOFR + 0.80%), 4.55%, 10/15/38 (a)		120	120,252
Series 2024-MF, Class C, (1-mo. Term SOFR + 1.94%), 5.69%, 02/15/39		451	452,139
Series 2024-XL4, Class C, (1-mo. Term SOFR + 2.19%), 5.94%, 02/15/39 (a)		93	93,033
BX Trust (a)
Series 2022 VAMF, Class A, (1-mo. Term SOFR + 0.85%), 4.60%, 01/15/39		1,200	1,199,271
Series 2024-BIO, Class C, (1-mo. Term SOFR + 2.64%), 6.39%, 02/15/41		240	237,603
Series 2024-CNYN, Class C, (1-mo. Term SOFR + 1.94%), 5.69%, 04/15/41		577	578,396
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust (a) (continued)
Series 2024-PAT, Class B, (1-mo. Term SOFR + 3.04%), 6.79%, 03/15/41	USD	170	$ 170,690
Century Plaza Towers, Series 2019-CPT, Class C, 3.00%, 11/13/39 (a)		250	225,854
CONE Trust, Series 2024-DFW1, Class D, (1-mo. Term SOFR + 3.04%), 6.79%, 08/15/41 (a)		660	659,531
DBC Mortgage Trust, Series 2025-DBC, Class C, (1- mo. Term SOFR + 2.05%), 5.80%, 11/15/42 (a)		1,240	1,239,998
DC Trust (a)
Series 2024-HLTN, Class C, 7.04%, 04/13/40		220	220,460
Series 2025-LXP, Class B, (1-mo. Term SOFR + 1.84%), 5.58%, 08/15/37		274	274,510
Series 2025-LXP, Class C, (1-mo. Term SOFR + 2.24%), 5.98%, 08/15/37		293	293,636
GS Mortgage Securities Corp. Trust (a)
Series 2025-800D, Class A, (1-mo. Term SOFR + 2.65%), 6.38%, 11/25/41		195	195,261
Series 2025-800D, Class B, (1-mo. Term SOFR + 3.45%), 7.18%, 11/25/41		900	899,899
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1-mo. Term SOFR + 2.39%), 6.14%, 06/15/39 (a)		800	801,979
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39		790	800,853
MIC Trust, Series 2023-MIC, Class B, 9.53%, 12/05/38 (a)		234	254,298
SELF Commercial Mortgage Trust, Series 2024-STRG, Class D, (1-mo. Term SOFR + 2.94%), 6.69%, 11/15/34 (a)		270	270,674
VEGAS, Series 2024-GCS, Class D, 6.22%, 07/10/36 (a)		650	643,340
VRTX Trust, Series 2025-HQ, Class B, 5.49%, 08/05/42 (a)		895	904,564
Wells Fargo Commercial Mortgage Trust, Series 2024- BPRC, Class D, 7.08%, 07/15/43		250	251,969
			13,233,479
Total Non-Agency Mortgage-Backed Securities — 4.5% (Cost: $25,182,220)			24,299,190

		Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust (c)(q)	USD	918	—
Industrial Conglomerates — 0.0%
Millennium Corp. (c)(q)		861	—
Total Other Interests — 0.0% (Cost: $ — )			—

Security		Par (000)	Value
Preferred Securities
Capital Trusts — 6.3%
Banks — 3.5%
Bank of America Corp., 6.63% (d)(o)	USD	4,260	$ 4,438,711
Barclays PLC (a)(d)(o)
4.38%		2,455	2,375,086
8.00%		2,200	2,347,336
9.63%		805	911,901
ING Groep NV, 3.88% (a)(d)(o)		1,750	1,699,119
JPMorgan Chase & Co. (a)(d)
Series II, 6.41% (o)		4,000	4,009,940
Series U, 5.07%, 01/15/87		325	301,945
Krung Thai Bank PCL, 4.40% (a)(e)(o)		202	201,192
Lloyds Banking Group PLC, 6.75% (a)(d)(o)		450	453,745
NatWest Group PLC, 8.13% (a)(d)(o)		735	826,979
Nordea Bank Abp, 3.75% (a)(b)(d)(o)		560	530,949
PNC Financial Services Group, Inc., Series W, 6.25% (a)(d)(o)		619	639,047
			18,735,950
Capital Markets — 0.0%
State Street Corp., 4.98%, 06/01/77 (a)(d)		194	173,332
Electric Utilities (a)(d) — 1.1%
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79		3,750	3,786,604
PG&E Corp., 7.38%, 03/15/55		2,078	2,164,218
			5,950,822
Financial Services (a)(b)(d)(o) — 1.0%
UBS Group AG
Series NC10, 9.25%		4,400	5,160,131
Series NC5, 9.25%		200	219,450
			5,379,581
Health Care Equipment & Supplies (a)(d) — 0.6%
CVS Health Corp.
6.75%, 12/10/54		635	663,175
7.00%, 03/10/55		2,605	2,732,770
			3,395,945
Independent Power and Renewable Electricity Producers (a)(b)(o) — 0.1%
NRG Energy, Inc., 10.25% (d)		475	518,624
Vistra Corp., 7.00%		209	212,650
			731,274
Utilities — 0.0%
Electricite de France SA, 3.00% (a)(e)(o)	EUR	200	231,827
			34,598,731

	Shares
Preferred Stocks — 0.3% (f)
Capital Markets — 0.3%
Morgan Stanley, Series F, 6.88% (o)	55,000	1,381,050
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	107	18,661

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (c) — 0.0%
Veritas Newco
Series G	2,283	$ 53,651
Series G-1	1,576	36,248
		89,899
		1,489,610
Total Preferred Securities — 6.6% (Cost: $35,049,284)		36,088,341

		Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities (d) — 2.7%
Freddie Mac Mortgage-Backed Securities, 4.00%, 05/01/39	USD	730	718,667
Uniform Mortgage-Backed Securities
3.50%, 09/01/42 - 10/01/42		7,801	7,468,296
4.50%, 06/01/44		1,428	1,431,938
5.00%, 11/01/44 - 01/15/55 (r)		4,881	4,932,459
			14,551,360
Total U.S. Government Sponsored Agency Securities — 2.7% (Cost: $14,149,207)			14,551,360

	Shares
Warrants
Financial Services — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00) (f)	1,315	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 152.6% (Cost: $825,209,777)		829,176,412
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.65% (s)(t)	4,079,242	4,079,242
Total Short-Term Securities — 0.8% (Cost: $4,079,242)		4,079,242
Total Investments — 153.4% (Cost: $829,289,019)		833,255,654
Liabilities in Excess of Other Assets — (53.4)%		(289,939,832)
Net Assets — 100.0%		$ 543,315,822

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $200,256, representing less than 0.05% of its net assets as of period end, and an original cost of $22,469.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Convertible security.
(k)	When-issued security.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)	Zero-coupon bond.
(n)	Rounds to less than 1,000.
(o)	Perpetual security with no stated maturity date.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)	Represents or includes a TBA transaction.
(s)	Affiliate of the Fund.
(t)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 346,004	$ 3,733,238 (a)	$ —	$ —	$ —	$ 4,079,242	4,079,242	$ 142,406	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
TD Securities (USA) LLC	3.93% (b)	06/11/24	Open	$ 297,660	$ 321,798	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.84 (b)	12/06/24	Open	162,975	171,141	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.75 (b)	12/09/24	Open	662,500	694,783	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.77 (b)	12/09/24	Open	178,500	187,237	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.77 (b)	12/09/24	Open	342,656	359,428	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.84 (b)	12/09/24	Open	322,000	338,004	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.84 (b)	12/17/24	Open	243,815	255,671	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.86 (b)	12/17/24	Open	623,290	653,730	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.74 (b)	04/03/25	Open	892,500	922,027	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	05/06/25	Open	394,313	406,052	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	3.70 (b)	05/19/25	Open	223,215	229,263	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	3.80 (b)	05/19/25	Open	354,469	364,297	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	3.80 (b)	05/19/25	Open	198,300	203,798	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	3.80	05/19/25	Open	333,856	343,113	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	3.80 (b)	06/05/25	Open	103,598	106,248	Corporate Bonds	Open/Demand
HSBC Bank PLC	3.90 (b)	06/16/25	Open	756,551	775,271	Corporate Bonds	Open/Demand
HSBC Bank PLC	3.90 (b)	06/16/25	Open	784,350	803,295	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	07/14/25	Open	841,253	858,864	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	07/18/25	Open	690,046	704,138	Corporate Bonds	Open/Demand
BNP Paribas SA	3.60 (b)	07/21/25	Open	936,424	954,444	Corporate Bonds	Open/Demand
BNP Paribas SA	3.65 (b)	07/21/25	Open	247,180	251,895	Corporate Bonds	Open/Demand
BNP Paribas SA	3.70 (b)	07/21/25	Open	462,590	471,521	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	07/21/25	Open	154,000	157,001	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	07/21/25	Open	1,045,791	1,066,173	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	07/21/25	Open	115,094	117,337	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	07/21/25	Open	224,910	229,293	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	07/21/25	Open	461,093	470,079	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	07/21/25	Open	100,595	102,555	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	07/21/25	Open	746,000	760,539	Corporate Bonds	Open/Demand
BNP Paribas SA	3.75 (b)	07/21/25	Open	3,760,000	3,832,811	Capital Trusts	Open/Demand
BNP Paribas SA	3.75 (b)	07/21/25	Open	1,297,688	1,323,037	Corporate Bonds	Open/Demand
BNP Paribas SA	3.75 (b)	07/21/25	Open	789,313	804,732	Corporate Bonds	Open/Demand
BNP Paribas SA	3.75 (b)	07/21/25	Open	437,250	445,792	Corporate Bonds	Open/Demand
BNP Paribas SA	3.78 (b)	07/21/25	Open	474,375	483,707	Capital Trusts	Open/Demand
BNP Paribas SA	3.79 (b)	07/21/25	Open	167,200	170,497	Corporate Bonds	Open/Demand
BNP Paribas SA	3.81 (b)	07/21/25	Open	509,269	519,357	Corporate Bonds	Open/Demand
BNP Paribas SA	3.82 (b)	07/21/25	Open	4,126,875	4,208,816	Capital Trusts	Open/Demand
BNP Paribas SA	3.85 (b)	07/21/25	Open	350,509	357,516	Corporate Bonds	Open/Demand
BNP Paribas SA	3.85 (b)	07/21/25	Open	634,433	646,979	Corporate Bonds	Open/Demand
BNP Paribas SA	3.85 (b)	07/21/25	Open	62,563	63,800	Corporate Bonds	Open/Demand

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas SA	3.88% (b)	07/21/25	Open	$ 625,975	$ 638,292	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	07/21/25	Open	618,445	630,895	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	07/21/25	Open	777,225	792,871	Corporate Bonds	Open/Demand
BNP Paribas SA	3.90 (b)	07/21/25	Open	593,667	605,672	Corporate Bonds	Open/Demand
BNP Paribas SA	3.90 (b)	07/21/25	Open	95,798	97,735	Corporate Bonds	Open/Demand
BNP Paribas SA	3.90 (b)	07/21/25	Open	173,250	176,754	Corporate Bonds	Open/Demand
BNP Paribas SA	3.90 (b)	07/21/25	Open	243,840	248,771	Corporate Bonds	Open/Demand
BNP Paribas SA	3.90 (b)	07/21/25	Open	209,050	213,277	Corporate Bonds	Open/Demand
BNP Paribas SA	4.12 (b)	07/21/25	Open	1,862,080	1,899,479	Capital Trusts	Open/Demand
BNP Paribas SA	4.15 (b)	07/21/25	Open	1,623,000	1,655,821	Capital Trusts	Open/Demand
BNP Paribas SA	4.15 (b)	07/21/25	Open	791,798	807,810	Capital Trusts	Open/Demand
BNP Paribas SA	4.15	07/21/25	Open	184,092	187,815	Capital Trusts	Open/Demand
BNP Paribas SA	3.74 (b)	07/23/25	Open	447,943	456,561	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	07/23/25	Open	273,458	278,719	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	07/23/25	Open	748,573	763,381	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	07/23/25	Open	714,139	728,266	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	07/25/25	Open	221,921	226,136	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.88 (b)	08/05/25	Open	332,995	339,056	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	08/05/25	Open	160,862	163,803	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	08/05/25	Open	400,000	407,314	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	08/05/25	Open	263,145	267,957	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	08/05/25	Open	406,858	414,297	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	08/05/25	Open	87,290	88,886	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	08/05/25	Open	204,688	208,430	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	08/05/25	Open	761,880	775,811	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	08/05/25	Open	206,243	210,014	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	08/05/25	Open	401,528	408,869	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	3.60 (b)	08/07/25	Open	408,598	415,459	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	08/08/25	Open	808,498	822,901	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	08/08/25	Open	914,233	930,445	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	3.80 (b)	08/11/25	Open	329,175	334,807	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	08/11/25	Open	719,153	731,630	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	08/12/25	Open	582,902	592,941	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	08/12/25	Open	647,100	658,244	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	08/12/25	Open	725,440	737,934	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	08/13/25	Open	934,895	950,433	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	0.25 (b)	08/19/25	Open	138,465	138,837	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	08/22/25	Open	439,580	446,587	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	(0.75) (b)	08/26/25	Open	94,250	94,250	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	08/28/25	Open	1,258,456	1,278,110	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	08/28/25	Open	564,558	573,374	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	09/03/25	Open	875,000	887,311	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	09/03/25	Open	950,000	963,366	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	09/12/25	Open	580,469	588,161	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	09/12/25	Open	624,608	632,885	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	09/19/25	Open	506,850	513,074	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	09/22/25	Open	615,897	623,270	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	09/22/25	Open	485,450	491,262	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.25 (b)	09/23/25	Open	96,094	97,053	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	09/24/25	Open	603,250	610,292	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	09/24/25	Open	1,772,500	1,793,191	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	09/29/25	Open	1,125,373	1,137,828	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	09/30/25	Open	51,920	52,494	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	09/30/25	Open	327,990	331,580	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.90	10/01/25	Open	566	572	Corporate Bonds	Open/Demand
BNP Paribas SA	3.60 (b)	10/01/25	Open	33,975	34,324	Corporate Bonds	Open/Demand
BNP Paribas SA	3.64 (b)	10/01/25	Open	654,089	660,799	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/01/25	Open	398,688	403,052	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/03/25	Open	1,047,611	1,058,699	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.60 (b)	10/06/25	Open	1,173,619	1,184,868	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.65 (b)	10/06/25	Open	1,439,680	1,453,655	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.68 (b)	10/06/25	Open	376,084	379,762	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Nomura Securities International, Inc.	3.72% (b)	10/06/25	Open	$ 112,370	$ 113,480	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.72 (b)	10/06/25	Open	131,075	132,370	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.72 (b)	10/06/25	Open	358,531	362,073	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	10/06/25	Open	94,056	94,988	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	10/06/25	Open	312,885	315,983	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	10/06/25	Open	95,290	96,234	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	10/06/25	Open	258,445	261,004	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	10/06/25	Open	775,030	782,705	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	10/06/25	Open	131,771	133,076	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	10/06/25	Open	288,210	291,064	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	10/06/25	Open	390,816	394,686	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.75 (b)	10/06/25	Open	214,561	216,696	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.75 (b)	10/06/25	Open	163,272	164,896	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.87 (b)	10/06/25	Open	106,503	107,594	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/06/25	Open	307,110	310,279	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/06/25	Open	750,350	758,092	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/06/25	Open	376,675	380,562	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/06/25	Open	179,224	181,073	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/06/25	Open	3,545,000	3,581,578	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/06/25	Open	310,685	313,891	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/06/25	Open	218,829	221,086	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/06/25	Open	232,234	234,630	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/06/25	Open	326,988	330,361	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/06/25	Open	762,550	770,418	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/06/25	Open	37,159	37,543	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/06/25	Open	76,800	77,592	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/06/25	Open	510,351	515,617	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/06/25	Open	761,852	769,712	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/06/25	Open	1,440,200	1,455,060	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/06/25	Open	263,306	266,023	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/06/25	Open	1,266,509	1,279,577	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.72 (b)	10/07/25	Open	270,323	272,961	Corporate Bonds	Open/Demand
BNP Paribas SA	3.71 (b)	10/08/25	Open	193,973	195,838	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	10/08/25	Open	309,083	312,078	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	10/08/25	Open	818,370	826,575	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	10/08/25	Open	1,124,955	1,136,234	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	10/08/25	Open	516,385	521,562	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	10/08/25	Open	1,770,624	1,788,376	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	10/08/25	Open	446,781	451,261	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	10/08/25	Open	1,047,188	1,057,686	Corporate Bonds	Open/Demand
BNP Paribas SA	3.89 (b)	10/08/25	Open	209,444	211,549	Corporate Bonds	Open/Demand
BNP Paribas SA	3.90 (b)	10/08/25	Open	172,500	174,238	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	3.73 (b)	10/08/25	Open	1,287,200	1,299,644	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.80 (b)	10/08/25	Open	349,751	353,191	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.70 (b)	10/08/25	Open	252,200	254,620	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/08/25	Open	259,290	261,902	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/08/25	Open	530,980	536,329	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/08/25	Open	1,226,619	1,238,975	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/08/25	Open	320,288	323,514	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/08/25	Open	276,814	279,602	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	10/08/25	Open	321,598	324,837	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/08/25	Open	773,343	781,059	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/08/25	Open	1,369,918	1,383,587	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/08/25	Open	344,850	348,291	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/08/25	Open	853,905	862,425	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	10/09/25	Open	1,275,920	1,288,557	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.80 (b)	10/09/25	Open	245,079	247,460	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	10/09/25	Open	1,173,000	1,184,337	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	10/09/25	Open	178,756	180,482	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	10/09/25	Open	975,000	984,424	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	10/09/25	Open	453,750	458,136	Corporate Bonds	Open/Demand

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
TD Securities (USA) LLC	3.82% (b)	10/09/25	Open	$ 266,000	$ 268,575	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	10/09/25	Open	714,375	721,270	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	10/09/25	Open	175,061	176,783	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	143,260	144,686	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	256,648	259,202	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	1,127,913	1,139,121	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	422,725	426,932	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	398,700	402,668	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	441,225	445,616	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	532,475	537,774	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	313,171	316,288	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	389,216	393,089	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	1,092,960	1,103,836	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	211,990	214,100	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	195,381	197,326	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	320,569	323,760	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	660,880	667,457	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	129,806	131,100	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	236,160	238,513	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	178,943	180,711	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	672,016	678,704	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	489,782	494,663	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	154,114	155,626	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	4,220,081	4,233,099	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	317,831	320,994	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	54,186	54,725	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	350,026	353,509	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	552,947	558,457	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	109,656	110,747	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	224,536	226,774	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	333,554	336,873	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	577,019	582,761	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	269,118	271,796	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	475,324	479,988	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	259,335	261,916	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	642,206	648,588	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	145,225	146,672	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90	10/09/25	Open	1,459,575	1,474,100	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	382,623	386,435	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	349,363	352,840	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	173,075	174,797	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	878,489	887,170	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	829,347	837,600	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	959,500	969,048	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	1,329,660	1,342,892	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	214,515	216,650	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	107,809	108,883	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	706,879	713,913	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	261,765	264,334	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	291,259	294,161	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	619,944	626,114	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	204,438	206,472	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	1,713,548	1,730,600	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	203,835	205,863	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	171,350	173,055	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	361,430	365,027	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90	10/09/25	Open	146,610	148,069	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	893,909	902,805	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	642,105	648,450	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	2,442,375	2,466,680	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	183,792	185,621	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	479,460	484,231	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
TD Securities (USA) LLC	3.90% (b)	10/09/25	Open	$ 488,588	$ 493,450	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90	10/09/25	Open	207,373	209,430	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	470,535	475,224	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	259,875	262,425	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90	10/09/25	Open	265,050	267,691	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	303,413	306,411	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	359,825	363,411	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90	10/09/25	Open	252,787	255,306	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	123,113	124,338	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	552,825	558,334	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	129,231	130,517	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	906,889	915,914	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	228,993	231,271	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	297,123	300,079	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	552,325	557,821	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	1,561,455	1,576,994	Capital Trusts	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	247,650	250,114	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	504,738	509,760	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	554,641	560,161	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90	10/09/25	Open	697,810	704,754	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	537,795	543,147	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	555,770	561,301	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	261,515	264,117	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	10/09/25	Open	1,293,233	1,306,140	Corporate Bonds	Open/Demand
BNP Paribas SA	3.85 (b)	10/10/25	Open	413,110	417,122	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/14/25	Open	1,525,552	1,539,801	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/21/25	Open	528,033	532,371	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/22/25	Open	1,150,220	1,159,747	Corporate Bonds	Open/Demand
BNP Paribas SA	3.71 (b)	10/23/25	Open	164,471	165,765	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	10/24/25	Open	49,512	49,912	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/28/25	Open	88,425	89,100	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	3.80	10/29/25	Open	23,415	23,587	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/30/25	Open	419,063	422,127	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.25 (b)	10/31/25	Open	607,713	611,435	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/31/25	Open	377,775	380,519	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/31/25	Open	1,017,900	1,025,221	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/31/25	Open	714,350	719,488	Corporate Bonds	Open/Demand
BNP Paribas SA	4.15	11/03/25	Open	422,764	425,688	Capital Trusts	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	11/03/25	Open	657,803	662,352	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	11/04/25	Open	285,950	287,895	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	11/05/25	Open	504,781	508,124	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	11/05/25	Open	483,120	486,319	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.79 (b)	11/06/25	Open	164,063	165,112	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.79 (b)	11/06/25	Open	212,300	213,658	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	11/06/25	Open	1,518,248	1,528,127	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	11/06/25	Open	1,390,568	1,399,617	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	11/06/25	Open	547,375	550,937	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	11/07/25	Open	776,220	781,231	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	11/10/25	Open	991,213	997,211	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.67 (b)	11/13/25	Open	136,965	137,711	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	11/13/25	Open	790,500	795,023	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	11/13/25	Open	547,976	551,112	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	11/13/25	Open	424,284	426,712	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	11/14/25	Open	611,100	614,552	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	11/14/25	Open	434,768	437,206	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	11/19/25	Open	1,235,363	1,241,629	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	11/19/25	Open	473,235	475,635	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	11/19/25	Open	411,098	413,168	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.00 (b)	11/20/25	Open	222,269	223,132	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.80 (b)	11/21/25	Open	211,207	212,205	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.80 (b)	11/21/25	Open	189,546	190,441	Foreign Agency Obligations	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	11/21/25	Open	397,425	399,335	Corporate Bonds	Open/Demand

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
U.S. Bancorp Investments, Inc.	3.87% (b)	11/21/25	Open	$ 386,100	$ 387,956	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	11/21/25	Open	403,133	405,070	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.65 (b)	11/24/25	Open	250,860	251,920	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	11/24/25	Open	434,995	436,927	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	11/24/25	Open	160,674	161,387	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	11/26/25	Open	3,230,677	3,230,677	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.79 (b)	11/28/25	Open	82,425	82,425	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	11/28/25	Open	107,240	107,240	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.67 (b)	12/02/25	Open	125,715	126,139	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	12/03/25	Open	872,760	875,764	Corporate Bonds	Open/Demand
BNP Paribas SA	3.69 (b)	12/05/25	Open	634,403	636,347	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.57 (b)	12/08/25	Open	31,980	32,053	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.82	12/08/25	Open	52,304	52,432	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/08/25	Open	229,001	229,661	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/08/25	Open	793,904	796,192	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	12/08/25	Open	402,360	403,511	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	12/08/25	Open	383,333	384,429	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	12/08/25	Open	207,394	207,951	Corporate Bonds	Open/Demand
BNP Paribas SA	3.90 (b)	12/09/25	Open	407,813	408,941	Corporate Bonds	Open/Demand
BNP Paribas SA	3.90 (b)	12/09/25	Open	361,725	362,726	Corporate Bonds	Open/Demand
BNP Paribas SA	3.90 (b)	12/09/25	Open	435,256	436,460	Corporate Bonds	Open/Demand
BNP Paribas SA	3.90 (b)	12/09/25	Open	514,800	516,224	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/09/25	Open	385,083	386,148	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/09/25	Open	411,435	412,573	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90	12/09/25	Open	381,031	382,085	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/09/25	Open	357,852	358,842	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/09/25	Open	384,606	385,670	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/09/25	Open	495,743	497,115	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/09/25	Open	460,739	462,014	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	12/09/25	Open	430,920	432,104	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	695,347	697,034	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	5,237,048	5,249,754	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	2,414,626	2,420,484	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	1,933,454	1,938,145	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	1,380,586	1,383,935	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	419,554	420,572	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	3.80 (b)	12/10/25	Open	293,563	294,322	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.80 (b)	12/11/25	Open	313,500	314,276	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	12/11/25	Open	165,325	165,739	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/11/25	Open	504,631	505,911	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90	12/11/25	Open	68,529	68,703	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	3.55	12/12/25	01/30/26	478,906	479,898	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.60	12/12/25	01/30/26	1,552,500	1,555,760	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.60	12/12/25	01/30/26	177,353	177,725	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.65	12/12/25	01/30/26	252,534	253,071	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.75	12/12/25	01/30/26	279,824	280,436	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.75	12/12/25	01/30/26	341,590	342,337	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.75	12/12/25	01/30/26	182,455	182,854	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.75	12/12/25	01/30/26	180,381	180,776	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.75	12/12/25	01/30/26	554,400	555,613	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.75	12/12/25	01/30/26	1,118,448	1,120,894	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	1.85	12/12/25	03/04/26	443,754	444,233	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.20	12/12/25	03/04/26	79,180	79,328	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.40	12/12/25	03/04/26	855,440	857,137	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.40	12/12/25	03/04/26	77,391	77,545	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.45	12/12/25	03/04/26	98,905	99,104	Corporate Bonds	31 - 90 Days
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BofA Securities, Inc.	3.50%	12/12/25	03/04/26	$ 228,750	$ 229,217	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	69,709	69,855	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	509,595	510,665	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	250,800	251,327	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	108,768	108,996	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	116,438	116,682	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	233,594	234,084	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	213,495	213,943	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	398,750	399,587	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	187,500	187,894	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	12/12/25	03/04/26	460,688	461,668	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	12/12/25	03/04/26	316,399	317,072	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	12/12/25	03/04/26	533,176	534,312	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	12/12/25	03/04/26	82,305	82,480	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	12/12/25	03/04/26	145,750	146,060	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	12/12/25	03/04/26	70,361	70,511	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	12/12/25	03/04/26	526,456	527,577	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	12/12/25	03/04/26	424,118	425,021	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	655,314	656,728	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	180,550	180,940	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	586,845	588,112	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	357,723	358,495	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	168,923	169,287	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	1,684,855	1,688,491	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	452,904	453,881	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	133,300	133,588	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	203,726	204,166	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	12/12/25	03/04/26	179,393	179,785	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	12/12/25	03/04/26	1,006,250	1,008,451	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	12/12/25	03/04/26	319,725	320,424	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	12/12/25	03/04/26	88,840	89,034	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	12/12/25	03/04/26	355,039	355,815	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	12/12/25	03/04/26	389,880	390,733	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.80	12/12/25	03/04/26	1,062,534	1,064,889	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.80	12/12/25	03/04/26	601,250	602,583	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	12/12/25	03/04/26	547,943	549,173	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	12/12/25	03/04/26	415,755	416,689	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	12/12/25	03/04/26	222,938	223,438	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	12/12/25	03/04/26	37,860	37,945	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	12/12/25	03/04/26	298,191	298,861	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	12/12/25	03/04/26	186,470	186,889	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	12/12/25	03/04/26	133,166	133,465	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	12/12/25	03/04/26	335,160	335,913	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	12/12/25	03/04/26	1,171,489	1,174,120	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	12/12/25	03/04/26	380,816	381,672	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	12/12/25	03/04/26	263,956	264,548	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	12/12/25	03/04/26	494,863	495,974	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	12/12/25	03/04/26	636,864	638,294	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	12/12/25	03/04/26	1,940,715	1,945,074	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	12/12/25	03/04/26	546,620	547,848	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	12/12/25	03/04/26	468,683	469,735	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	12/12/25	03/04/26	2,245,750	2,250,794	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	12/12/25	03/04/26	206,256	206,719	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.87	12/12/25	03/04/26	302,470	303,153	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.87	12/12/25	03/04/26	302,820	303,504	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.87	12/12/25	03/04/26	452,344	453,365	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.89	12/12/25	03/04/26	349,129	349,921	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.89	12/12/25	03/04/26	309,306	310,008	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.89	12/12/25	03/04/26	334,661	335,421	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.89	12/12/25	03/04/26	965,055	967,245	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.89	12/12/25	03/04/26	775,097	776,856	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.89	12/12/25	03/04/26	54,256	54,380	Corporate Bonds	31 - 90 Days

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BofA Securities, Inc.	3.90%	12/12/25	03/04/26	$ 455,100	$ 456,135	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.90	12/12/25	03/04/26	352,908	353,710	Corporate Bonds	31 - 90 Days
Merrill Lynch International	3.75	12/12/25	03/04/26	698,447	699,975	Corporate Bonds	31 - 90 Days
BNP Paribas SA	3.85 (b)	12/12/25	Open	776,520	778,264	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	12/12/25	Open	187,931	188,340	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	12/12/25	Open	1,220,966	1,223,715	Corporate Bonds	Open/Demand
BofA Securities, Inc.	3.85	12/15/25	03/04/26	19,724	19,762	Corporate Bonds	31 - 90 Days
Nomura Securities International, Inc.	3.75 (b)	12/15/25	Open	328,843	329,391	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/17/25	Open	182,825	183,142	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.26	12/18/25	01/09/26	2,710,467	2,714,957	Asset-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.31	12/18/25	01/09/26	1,078,773	1,080,581	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.31	12/18/25	01/09/26	956,954	958,558	Non-Agency Mortgage-Backed Securities	Up to 30 Days
Barclays Bank PLC	3.75	12/18/25	01/16/26	830,250	831,547	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.75	12/18/25	01/16/26	447,000	447,698	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.80	12/18/25	01/16/26	479,522	480,282	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.80	12/18/25	01/16/26	2,864,063	2,868,597	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.85	12/18/25	01/16/26	2,338,312	2,342,063	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.90 (b)	12/18/25	01/16/26	4,202,240	4,209,069	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.90	12/18/25	01/16/26	392,067	392,704	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.90	12/18/25	01/16/26	2,357,525	2,361,356	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.90	12/18/25	01/16/26	1,870,200	1,873,239	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	1.50	12/18/25	01/16/26	148,590	148,683	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.70	12/18/25	01/16/26	112,753	112,926	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	3.74	12/18/25	01/16/26	1,390,359	1,392,526	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	12/18/25	01/16/26	220,213	220,556	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	12/18/25	01/16/26	874,088	875,450	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	12/18/25	01/16/26	7,176,958	7,188,176	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.80	12/18/25	01/16/26	341,719	342,260	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.80	12/18/25	01/16/26	245,168	245,556	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.80	12/18/25	01/16/26	301,818	302,295	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	12/18/25	01/16/26	92,825	92,976	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	12/18/25	01/16/26	1,189,703	1,191,636	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	12/18/25	01/16/26	188,082	188,388	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	3.90	12/18/25	01/16/26	1,096,185	1,097,967	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	12/18/25	01/16/26	466,817	467,576	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	12/18/25	01/16/26	1,212,007	1,213,976	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	12/18/25	01/16/26	544,959	545,845	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	12/18/25	01/16/26	418,100	418,779	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	3.90	12/18/25	01/16/26	565,360	566,279	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	12/18/25	01/16/26	396,375	397,019	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90 (b)	12/18/25	01/16/26	1,231,704	1,233,705	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	12/18/25	01/16/26	590,783	591,743	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	12/18/25	01/16/26	775,678	776,938	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	12/18/25	01/16/26	868,480	869,891	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	12/18/25	01/16/26	456,628	457,370	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.75	12/18/25	03/04/26	1,534,225	1,536,622	Corporate Bonds	31 - 90 Days
BNP Paribas SA	3.87 (b)	12/18/25	Open	842,733	844,092	Corporate Bonds	Open/Demand
BNP Paribas SA	3.90 (b)	12/18/25	Open	1,649,063	1,651,742	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.85 (b)	12/18/25	Open	210,855	211,193	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.95 (b)	12/18/25	Open	188,385	188,695	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.95	12/18/25	Open	238,481	238,873	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.95 (b)	12/18/25	Open	169,506	169,785	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.95 (b)	12/18/25	Open	172,683	172,967	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.95 (b)	12/18/25	Open	182,499	182,799	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.95	12/18/25	Open	136,743	136,968	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/18/25	Open	1,447,380	1,449,732	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.95 (b)	12/18/25	Open	195,594	195,916	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	12/18/25	Open	2,590,250	2,594,362	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	12/18/25	Open	628,063	629,060	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	12/18/25	Open	288,844	289,302	Capital Trusts	Open/Demand
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
U.S. Bancorp Investments, Inc.	3.81% (b)	12/18/25	Open	$ 2,603,250	$ 2,607,383	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	12/18/25	Open	226,775	227,135	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	12/18/25	Open	326,250	326,768	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	12/18/25	Open	496,830	497,619	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87	12/18/25	Open	68,850	68,968	Corporate Bonds	Open/Demand
BNP Paribas SA	3.60 (b)	12/19/25	Open	227,695	228,014	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	0.00 (b)	12/19/25	Open	105,668	105,668	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/19/25	Open	37,573	37,629	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.70	12/23/25	01/16/26	651,665	652,335	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	12/23/25	01/16/26	540,700	541,262	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	12/23/25	01/16/26	155,928	156,090	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.74	12/23/25	01/16/26	431,875	432,324	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	12/23/25	01/16/26	477,750	478,246	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.90	12/23/25	01/16/26	628,910	629,591	Capital Trusts	Up to 30 Days
RBC Capital Markets, LLC	3.79 (b)	12/23/25	Open	160,351	160,520	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	3.75	12/31/25	01/30/26	1,034,344	1,034,344	Corporate Bonds	Up to 30 Days
TD Securities (USA) LLC	3.90 (b)	12/31/25	Open	74,393	74,393	Corporate Bonds	Open/Demand
				$ 288,161,504	$ 290,500,724

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	70	03/20/26	$ 8,051	$ (10,406)
2-Year U.S. Treasury Note	641	03/31/26	133,834	86,539
5-Year U.S. Treasury Note	820	03/31/26	89,630	(54,251)
				21,882
Short Contracts
10-Year U.S. Treasury Note	267	03/20/26	30,021	119,494
10-Year U.S. Ultra Long Treasury Note	39	03/20/26	4,486	5,724
U.S. Long Bond	101	03/20/26	11,675	79,909
Ultra U.S. Treasury Bond	19	03/20/26	2,242	25,341
				230,468
				$ 252,350
Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	15,846	USD	18,554	Canadian Imperial Bank of Commerce	01/16/26	$ 78
EUR	42,657	USD	49,514	Wells Fargo Bank N.A.	01/16/26	643
USD	14,101,906	EUR	11,936,000	BNP Paribas SA	03/18/26	27,421
USD	764,987	EUR	646,560	JPMorgan Chase Bank N.A.	03/18/26	2,587
USD	114,729	EUR	97,000	Morgan Stanley & Co. International PLC	03/18/26	350
USD	341,196	EUR	289,000	Societe Generale	03/18/26	418
USD	198,237	GBP	146,808	Standard Chartered Bank	03/18/26	383
						31,880
USD	48,242	EUR	41,279	Wells Fargo Bank N.A.	01/16/26	(294)
USD	122,955	EUR	105,200	Wells Fargo Bank N.A.	01/16/26	(741)

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	238,474	EUR	204,054	Wells Fargo Bank N.A.	01/16/26	$ (1,455)
USD	1,375,928	GBP	1,028,000	HSBC Bank PLC	03/18/26	(9,511)
						(12,001)
						$ 19,879
Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.45.V1	5.00%	Quarterly	12/20/30	USD	5,875	$ (457,176)	$ (430,122)	$ (27,054)
CDX.NA.IG.45.V1	1.00	Quarterly	12/20/30	USD	14,100	(323,932)	(308,837)	(15,095)
						$ (781,108)	$ (738,959)	$ (42,149)
OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	30	$ 2,139	$ 2,228	$ (89)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	NR	EUR	7	430	(581)	1,011
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	NR	EUR	4	258	(327)	585
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	NR	EUR	12	727	(919)	1,646
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	NR	EUR	4	211	(273)	484
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	NR	EUR	8	442	(613)	1,055
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	NR	EUR	5	320	(428)	748
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B-	EUR	33	5,171	4,228	943
Zegona Finance PLC	5.00	Quarterly	Deutsche Bank AG	06/20/30	BB	EUR	7	1,353	885	468
Faurecia SE	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	BB-	EUR	20	2,733	1,931	802
								$ 13,784	$ 6,131	$ 7,653

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 3.87%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	1,000	$ 38,425	$ (10,976)	$ 49,401
1-day SOFR, 3.87%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	2,000	4,178	(19,542)	23,720
1-day SOFR, 3.87%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	06/20/26	USD	8,000	114,132	(86,490)	200,622
									$ 156,735	$ (117,008)	$ 273,743
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps (a)	$ —	$ (738,959)	$ —	$ (42,149)
OTC Swaps	9,272	(120,149)	281,485	(89)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 317,007	$ —	$ 317,007
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	31,880	—	—	31,880
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	17,014	—	—	273,743	—	290,757
	$ —	$ 17,014	$ —	$ 31,880	$ 590,750	$ —	$ 639,644
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 64,657	$ —	$ 64,657
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	12,001	—	—	12,001
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps (a)	—	42,149	—	—	—	—	42,149
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	3,230	—	—	117,008	—	120,238
	$ —	$ 45,379	$ —	$ 12,001	$ 181,665	$ —	$ 239,045

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 390,921	$ —	$ 390,921
Forward foreign currency exchange contracts	—	—	—	(961,785)	—	—	(961,785)
Swaps	—	(259,249)	—	—	200,668	—	(58,581)
	$ —	$ (259,249)	$ —	$ (961,785)	$ 591,589	$ —	$ (629,445)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (241,354)	$ —	$ (241,354)
Forward foreign currency exchange contracts	—	—	—	(156,292)	—	—	(156,292)
Swaps	—	190,535	—	—	(124,372)	—	66,163
	$ —	$ 190,535	$ —	$ (156,292)	$ (365,726)	$ —	$ (331,483)

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ 181,792,444
Average notional value of contracts — short	49,640,461
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	14,123,972
Average amounts sold — in USD	65,911
Credit default swaps:
Average notional value — buy protection	22,775,000
Average notional value — sell protection	180,042
Total return swaps:
Average notional value	11,137,500
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 90,766	$ 155,257
Forward foreign currency exchange contracts	31,880	12,001
Swaps — centrally cleared	1,291	—
Swaps — OTC (a)	290,757	120,238
Total derivative assets and liabilities in the Statements of Assets and Liabilities	414,694	287,496
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(92,057)	(155,257)
Total derivative assets and liabilities subject to an MNA	$ 322,637	$ 132,239

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)(d)
Bank of America N.A.	$ 1,011	$ (581)	$ —	$ —	$ 430
Barclays Bank PLC	2,231	(1,246)	—	—	985
BNP Paribas SA	32,592	—	—	—	32,592
Canadian Imperial Bank of Commerce	78	—	—	—	78
Citibank N.A.	484	(273)	—	—	211
Deutsche Bank AG	1,353	—	—	—	1,353
JPMorgan Chase Bank N.A.	6,375	(613)	—	—	5,762
Morgan Stanley & Co. International PLC	277,069	(117,525)	—	—	159,544
Societe Generale	418	—	—	—	418
Standard Chartered Bank	383	—	—	—	383
Wells Fargo Bank N.A.	643	(643)	—	—	—
	$ 322,637	$ (120,881)	$ —	$ —	$ 201,756

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)(e)
Bank of America N.A.	$ 581	$ (581)	$ —	$ —	$ —
Barclays Bank PLC	1,246	(1,246)	—	—	—
Citibank N.A.	273	(273)	—	—	—
HSBC Bank PLC	9,511	—	—	—	9,511
JPMorgan Chase Bank N.A.	613	(613)	—	—	—
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)(e)
Morgan Stanley & Co. International PLC	$ 117,525	$ (117,525)	$ —	$ —	$ —
Wells Fargo Bank N.A.	2,490	(643)	—	—	1,847
	$ 132,239	$ (120,881)	$ —	$ —	$ 11,358

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 35,302,882	$ 957,950	$ 36,260,832
Common Stocks	—	283,528	880,865	1,164,393
Corporate Bonds	—	385,835,993	1,138,592	386,974,585
Fixed Rate Loan Interests	—	1,678,699	—	1,678,699
Floating Rate Loan Interests	—	310,248,621	8,377,670	318,626,291
Foreign Agency Obligations	—	2,432,336	—	2,432,336
Investment Companies
Equity Funds	7,035,000	65,385	—	7,100,385
Non-Agency Mortgage-Backed Securities	—	24,299,190	—	24,299,190
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	34,598,731	—	34,598,731
Preferred Stocks
Capital Markets	1,381,050	—	—	1,381,050
Ground Transportation	—	18,661	—	18,661
IT Services	—	—	89,899	89,899
U.S. Government Sponsored Agency Securities	—	14,551,360	—	14,551,360
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	4,079,242	—	—	4,079,242
Unfunded Floating Rate Loan Interests (a)	—	5,482	171	5,653
Liabilities
Unfunded Floating Rate Loan Interests (a)	—	(2,848)	—	(2,848)
	$ 12,495,292	$ 809,318,020	$ 11,445,147	$ 833,258,459
Derivative Financial Instruments (b)
Assets
Credit Contracts	$ —	$ 7,742	$ —	$ 7,742
Foreign Currency Exchange Contracts	—	31,880	—	31,880
Interest Rate Contracts	317,007	273,743	—	590,750
Liabilities
Credit Contracts	—	(42,238)	—	(42,238)

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$ —	$ (12,001)	$ —	$ (12,001)
Interest Rate Contracts	(64,657)	—	—	(64,657)
	$ 252,350	$ 259,126	$ —	$ 511,476

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes.
As of period end, reverse repurchase agreements of $290,500,724 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks
Assets
Opening balance, as of December 31, 2024	$ 917,574	$ 605,755	$ 1,235,747	$ 1,606,112	$ 13,579,446	$ — (a)	$ 77,041
Transfers into Level 3 (b)	—	—	—	12,727	635,435	—	—
Transfers out of Level 3 (c)	—	—	—	—	(6,126,331)	—	—
Other (d)	—	—	—	(1,023,000)	1,023,000	—	—
Accrued discounts/premiums	(11,750)	—	5,591	884	26,361	—	—
Net realized gain (loss)	—	127,110	(35)	3,478	(90,132)	—	(120)
Net change in unrealized appreciation (depreciation) (e)(f)	52,126	(541,402)	12,559	(12,426)	(61,443)	—	12,978
Purchases	—	1,240,592	96,199	7,855	7,770,212	—	—
Sales	—	(551,190)	(211,469)	(595,630)	(8,378,878)	—	—
Closing balance, as of December 31, 2025	$ 957,950	$ 880,865	$ 1,138,592	$ —	$ 8,377,670	$ — (a)	$ 89,899
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 (f)	$ 52,126	$ (541,402)	$ (3,344)	$ (17,528)	$ 34,232	$ —	$ 12,978

	Unfunded Floating Rate Loan Interests	Total
Assets
Opening balance, as of December 31, 2024	$ —	$ 18,021,675
Transfers into Level 3 (b)	—	648,162
Transfers out of Level 3 (c)	—	(6,126,331)
Other (d)	—	—
Accrued discounts/premiums	—	21,086
Net realized gain (loss)	—	40,301
Net change in unrealized appreciation (depreciation) (e)(f)	171	(537,437)
Purchases	—	9,114,858
Sales	—	(9,737,167)
Closing balance, as of December 31, 2025	$ 171	$ 11,445,147
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 (f)	$ 171	$ (462,767)

(a)	Rounds to less than $1.
(b)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2025, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Certain Level 3 investments were re-classified between Fixed Rate Loan Interests and Floating Rate Loan Interests.
(e)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(f)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Limited Duration Income Trust (BLW)

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AGL Core CLO Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.34%, 07/20/37 (a)(b)	USD	1,626	$ 1,630,972
AIMCO CLO Ltd., Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 6.29%, 04/16/37 (a)(b)		500	502,409
Anchorage Capital CLO Ltd. (a)(b)
Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 5.42%, 04/28/37		919	922,375
Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 7.66%, 04/28/37		250	250,597
Apidos CLO XVIII-R (a)(b)
Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.19%, 01/22/38		1,450	1,454,749
Series 2018-18A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 5.56%, 01/22/38		870	873,331
Argent Securities Trust, Series 2006-W5, Class A1, (1- mo. Term SOFR + 0.41%), 4.15%, 06/25/36 (a)		3,509	2,347,972
Atrium XV, Series 15A, Class D1R, (3-mo. CME Term SOFR + 3.30%), 7.19%, 07/16/37 (a)(b)		550	548,286
Ballyrock CLO Ltd. (a)(b)
Series 2024-28A, Class A2, (3-mo. CME Term SOFR + 1.70%), 5.58%, 01/20/38		250	250,941
Series 2025-30A, Class C1, (3-mo. CME Term SOFR + 2.85%), 6.84%, 10/25/38		1,000	1,001,413
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1-mo. Term SOFR + 0.39%), 4.13%, 11/25/36 (a)		495	488,405
BlueMountain CLO Ltd., Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 5.05%, 10/25/30 (a)(b)		343	343,370
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 5.15%, 10/20/30 (a)(b)		317	317,443
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 6.50%, 04/15/37 (a)(b)		1,000	1,005,301
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 4.95%, 07/18/34 (a)(b)		2,500	2,498,769
Carlyle Global Market Strategies CLO Ltd., Series 2015- 1A, Class AR3, (3-mo. CME Term SOFR + 1.24%), 5.13%, 07/20/31 (a)(b)		283	282,605
Carrington Mortgage Loan Trust (a)
Series 2006-FRE2, Class A2, (1-mo. Term SOFR + 0.23%), 3.97%, 10/25/36		2,419	1,886,327
Series 2006-FRE2, Class A5, (1-mo. Term SOFR + 0.19%), 3.93%, 03/25/35		4,983	3,883,415
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 4.90%, 04/20/32 (a)(b)		932	931,906
C-BASS Trust, Series 2006-CB7, Class A4, (1-mo. Term SOFR + 0.43%), 4.17%, 10/25/36 (a)		3,478	2,447,984
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.68%, 04/20/35 (a)(b)		400	400,875
CIFC Funding Ltd. (a)(b)
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 6.32%, 04/21/37		700	703,676
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.20%, 01/18/38		1,160	1,163,608
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.58%, 01/18/38		1,450	1,456,078
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd. (a)(b) (continued)
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 7.27%, 07/15/36	USD	500	$ 500,299
Series 2022-7A, Class ER, (3-mo. CME Term SOFR + 5.35%), 9.21%, 01/22/38		500	500,468
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36		288	165,028
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/50 (b)		363	362,312
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74 (b)		171	172,532
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-4A, Class B, 5.77%, 12/20/55 (b)		750	754,333
CWABS Asset-Backed Certificates Trust, Series 2006- 26, Class 1A, (1-mo. Term SOFR + 0.39%), 4.13%, 06/25/37 (a)		403	377,153
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1-mo. Term SOFR + 0.25%), 4.00%, 01/15/37 (a)		258	249,995
DB Master Finance LLC, Series 2025-1A, Class A2I, 4.89%, 08/20/55 (b)		509	510,042
Dryden Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.27%, 01/15/31 (a)(b)		48	48,079
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class BR, (3-mo. CME Term SOFR + 1.71%), 5.62%, 04/15/29 (a)(b)		965	965,009
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/19/39 (b)		3,800	3,769,217
Fremont Home Loan Trust (a)
Series 2006-A, Class 2A3, (1-mo. Term SOFR + 0.43%), 4.17%, 05/25/36		3,726	2,438,894
Series 2006-D, Class 2A3, (1-mo. Term SOFR + 0.41%), 4.15%, 11/25/36		5,738	1,997,969
GoldenTree Loan Management U.S. CLO Ltd., Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 4.96%, 10/20/34 (a)(b)		250	249,858
GoodLeap Home Improvement Solutions Trust (b)
Series 2025-1A, Class B, 6.27%, 02/20/49		183	185,708
Series 2025-3A, Class A, 5.00%, 10/20/49		133	133,692
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class C, 5.55%, 10/27/59 (b)		97	97,640
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1-mo. Term SOFR + 0.45%), 4.19%, 04/25/37 (a)		2,885	2,075,941
Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A3, (1-mo. Term SOFR + 0.43%), 4.17%, 08/25/36 (a)		4,627	1,829,431
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, 09/20/65 (b)		183	184,909
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.38%, 04/18/37 (a)(b)		1,450	1,454,446
Madison Park Funding XXX Ltd., Series 2018-30A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.64%, 07/16/37 (a)(b)		300	301,171
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 5.85%, 04/15/37 (a)(b)		875	877,492
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mariner Finance Issuance Trust, Series 2024-AA, Class E, 9.02%, 09/22/36 (b)	USD	470	$ 485,439
Mastr Asset Backed Securities Trust, Series 2006-HE2, Class A3, (1-mo. Term SOFR + 0.41%), 4.15%, 06/25/36 (a)		6,530	2,177,323
Navient Education Loan Trust, Series 2025-A, Class B, 5.32%, 07/15/55 (b)		667	673,789
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59 (b)		112	110,807
Nelnet Student Loan Trust, Series 2025-BA, Class D, 6.04%, 05/17/55 (b)		471	470,165
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.38%, 01/20/37 (a)(b)		250	250,410
OCP CLO Ltd. (a)(b)
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.21%, 11/26/37		590	592,257
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.20%, 01/21/38		1,000	1,003,790
Octagon 55 Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.23%, 03/20/38 (a)(b)		1,000	1,002,554
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.52%, 01/25/31 (a)(b)		177	176,857
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3-mo. CME Term SOFR + 3.01%), 6.87%, 01/22/30 (a)(b)		500	500,408
OZLM XXI Ltd., Series 2017-21A, Class D, (3-mo. CME Term SOFR + 5.80%), 9.69%, 01/20/31 (a)(b)		250	230,387
Palmer Square CLO Ltd., Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.55%, 01/15/38 (a)(b)		810	812,517
Park Blue CLO Ltd. (a)(b)
Series 2023-15A, Class AR, (3-mo. CME Term SOFR + 1.22%), 5.10%, 10/20/38		1,000	1,001,521
Series 2025-9A, Class C, (3-mo. CME Term SOFR + 2.00%), 6.08%, 10/20/38		500	502,339
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/06/55 (b)		228	227,914
Regatta 30 Funding Ltd., Series 2024-4A, Class B, (3- mo. CME Term SOFR + 1.65%), 5.51%, 01/25/38 (a)(b)		1,700	1,705,323
Regatta XVIII Funding Ltd., Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.45%, 04/15/38 (a)(b)		850	852,205
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33 (c)		1,110	1,085,025
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37		3,441	1,321,259
Republic Finance Issuance Trust, Series 2025-A, Class A, 4.59%, 11/20/34 (b)		1,015	1,018,272
Rockford Tower CLO Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.30%, 01/15/38 (a)(b)		1,914	1,921,299
RR Ltd., Series 2022-24A, Class A2R2, (3-mo. CME Term SOFR + 1.70%), 5.60%, 01/15/37 (a)(b)		1,000	1,001,014
Sagard-Halseypoint CLO Ltd., Series 2025-10A, Class A1, (3-mo. CME Term SOFR + 1.35%), 5.23%, 10/20/38 (a)(b)		1,000	1,002,984
Security		Par (000)	Value
Asset-Backed Securities (continued)
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35 (b)	USD	159	$ 162,551
SMB Private Education Loan Trust, Series 2021-A, Class B, 2.31%, 01/15/53 (b)		106	103,825
SoFi Personal Loan Trust
Series 2023-1A, Class A, 6.00%, 11/12/30 (b)		76	76,324
Series 2024-1, Class R1, 0.00%, 02/12/31		10	170,542
Series 2024-1A, Class A, 6.06%, 02/12/31 (b)		167	165,851
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54 (b)		292	296,064
Symphony CLO XV Ltd., Series 2014-15A, Class AR3, (3-mo. CME Term SOFR + 1.34%), 5.22%, 01/17/32 (a)(b)		165	165,120
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 5.10%, 07/15/30 (a)(b)		467	466,927
Trestles CLO Ltd., Series 2017-1A, Class D1RR, (3-mo. CME Term SOFR + 3.15%), 7.01%, 07/25/37 (a)(b)		250	249,494
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32 (d)	GBP	32	45,590
Upgrade Master Pass-Thru Trust (b)
Series 2025-ST4, Class A, 5.50%, 08/16/32	USD	168	168,674
Series 2025-ST7, Class A, 4.55%, 11/15/32		416	415,979
Series 2025-ST7, Class B, 4.98%, 11/15/32		185	185,247
Series 2025-ST8, Class D, 5.91%, 12/15/33		150	150,256
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47 (b)		279	280,799
Voya Ltd., Series 2012-4A, Class A1R3, (3-mo. CME Term SOFR + 1.26%), 5.17%, 10/15/30 (a)(b)		32	32,280
WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE3, Class 2A3, (1-mo. Term SOFR + 0.35%), 4.09%, 05/25/37 (a)(e)		4,891	4,408,906
Warwick Capital CLO Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.24%, 01/20/38 (a)(b)		250	250,848
Whetstone Park CLO Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 5.75%, 01/20/35 (a)(b)		275	275,706
Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.30%, 06/25/55 (b)		725	694,634
Total Asset-Backed Securities — 9.7% (Cost: $83,248,248)			76,685,900

	Shares
Common Stocks
Capital Markets — 0.0%
Wom New Holdco (c)	485	11,155
Health Care Providers & Services — 0.0%
Quorum Restructuring Equity (c)	3,969	1,985
Real Estate Management & Development — 0.0%
ADLER Group SA (c)(f)	33,367	—

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.0%
Altice France Lux 3	15,328	$ 267,314
Total Common Stocks — 0.0% (Cost: $299,130)		280,454

		Par (000)
Corporate Bonds
Advertising Agencies — 1.1%
Clear Channel Outdoor Holdings, Inc. (b)
7.75%, 04/15/28 (e)	USD	493	493,364
7.50%, 06/01/29 (e)		967	960,184
7.88%, 04/01/30 (e)		1,088	1,145,874
7.13%, 02/15/31		1,192	1,248,195
7.50%, 03/15/33 (e)		2,792	2,949,165
CMG Media Corp., 8.88%, 06/18/29 (b)		315	270,604
Lamar Media Corp.
4.00%, 02/15/30		53	51,196
5.38%, 11/01/33 (b)		317	314,923
Neptune Bidco U.S., Inc., 9.29%, 04/15/29 (b)		217	217,371
Outfront Media Capital LLC/Outfront Media Capital Corp. (b)
5.00%, 08/15/27		120	120,173
4.25%, 01/15/29		326	317,487
4.63%, 03/15/30 (e)		122	119,090
7.38%, 02/15/31		332	351,409
Stagwell Global LLC, 5.63%, 08/15/29 (b)		129	125,794
			8,684,829
Aerospace & Defense — 2.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29 (b)		442	457,399
ATI, Inc.
5.88%, 12/01/27		157	157,184
4.88%, 10/01/29		129	128,789
7.25%, 08/15/30		444	469,076
5.13%, 10/01/31		350	350,235
Bombardier, Inc. (b)
6.00%, 02/15/28		228	228,681
8.75%, 11/15/30		531	573,697
7.25%, 07/01/31		205	218,458
7.00%, 06/01/32		403	425,826
6.75%, 06/15/33		460	486,214
Czechoslovak Group A/S, 5.25%, 01/10/31 (d)	EUR	100	121,633
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32 (b)	USD	2,400	2,424,264
Goat Holdco LLC, 6.75%, 02/01/32 (b)		279	286,551
Lockheed Martin Corp., 5.70%, 11/15/54 (e)		451	455,000
Northrop Grumman Corp., 4.75%, 06/01/43 (e)		680	626,497
RTX Corp., 4.35%, 04/15/47 (e)		700	593,193
TransDigm, Inc. (b)
6.75%, 08/15/28		848	862,938
6.38%, 03/01/29		1,979	2,040,881
6.63%, 03/01/32		2,013	2,094,363
6.00%, 01/15/33		1,177	1,204,624
6.38%, 05/31/33		1,973	2,024,549
Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc. (b) (continued)
6.25%, 01/31/34	USD	263	$ 272,910
6.75%, 01/31/34 (e)		4,121	4,292,781
			20,795,743
Air Freight & Logistics (b) — 0.1%
Rand Parent LLC, 8.50%, 02/15/30		312	325,058
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		155	164,036
			489,094
Automobile Components — 1.0%
American Axle & Manufacturing, Inc. (b)
6.38%, 10/15/32		229	233,227
7.75%, 10/15/33		239	243,440
Aptiv Swiss Holdings Ltd., 5.40%, 03/15/49		280	257,611
Clarios Global LP/Clarios U.S. Finance Co. (b)
6.75%, 05/15/28		1,058	1,084,847
6.75%, 02/15/30		488	509,379
4.75%, 06/15/31	EUR	380	452,935
6.75%, 09/15/32	USD	2,305	2,390,268
Dana, Inc.
4.25%, 09/01/30		119	115,221
4.50%, 02/15/32		182	174,703
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32 (b)		151	160,493
Goodyear Tire & Rubber Co.
5.00%, 07/15/29		81	80,033
6.63%, 07/15/30		225	230,408
5.25%, 04/30/31		18	17,281
5.63%, 04/30/33		137	129,766
IHO Verwaltungs GmbH, (7.00% Cash or 7.75% PIK), 7.00%, 11/15/31 (d)(g)	EUR	100	126,878
Mahle GmbH, 6.50%, 05/02/31 (d)		100	122,197
Qnity Electronics, Inc. (b)
5.75%, 08/15/32	USD	378	386,485
6.25%, 08/15/33		294	304,746
Schaeffler AG (d)
4.25%, 04/01/28	EUR	100	119,966
4.75%, 08/14/29		100	121,400
Tenneco, Inc., 8.00%, 11/17/28 (b)	USD	527	528,686
ZF Europe Finance BV, 7.00%, 06/12/30 (d)	EUR	100	123,806
ZF Finance GmbH, 2.00%, 05/06/27 (d)		100	115,470
			8,029,246
Automobiles — 1.5%
Allison Transmission, Inc., 5.88%, 12/01/33 (b)	USD	254	257,699
Asbury Automotive Group, Inc.
4.50%, 03/01/28		22	21,937
5.00%, 02/15/32 (b)		40	38,872
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29 (d)	GBP	100	122,702
Carvana Co. (b)(g)
(11.00% Cash or 13.00% PIK), 9.00%, 06/01/30	USD	927	971,904
(9.00% PIK), 9.00%, 06/01/31		2,575	2,905,257
Cougar JV Subsidiary LLC, 8.00%, 05/15/32 (b)		264	282,235
Ford Motor Credit Co. LLC, 6.95%, 06/10/26 (e)		1,250	1,260,884
General Motors Co., 6.25%, 10/02/43 (e)		2,194	2,224,773
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, 08/15/29 (b)		200	209,439
Group 1 Automotive, Inc., 6.38%, 01/15/30 (b)		114	117,305
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobiles (continued)
LCM Investments Holdings II LLC (b)
4.88%, 05/01/29	USD	173	$ 170,442
8.25%, 08/01/31		235	248,558
Lithia Motors, Inc., 5.50%, 10/01/30 (b)		237	237,941
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30 (b)		677	677,095
Nissan Motor Co. Ltd.
5.25%, 07/17/29 (d)	EUR	100	120,658
7.75%, 07/17/32 (b)	USD	279	296,357
6.38%, 07/17/33 (b)	EUR	200	241,051
8.13%, 07/17/35 (b)	USD	1,269	1,348,468
RCI Banque SA (a)(d)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37	EUR	100	119,769
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		100	123,859
			11,997,205
Banks — 0.3%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36 (a)(d)		100	120,567
Al Rajhi Sukuk Ltd., (6 year USD CMT + 1.59%), 6.25% (a)(d)(h)	USD	400	404,984
Banco Mercantil del Norte SA, (5-year CMT + 4.07%), 8.38% (a)(b)(h)		200	209,400
Bangkok Bank PCL, 5.30%, 09/21/28 (b)		200	205,554
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, (5-year CMT + 3.38%), 7.63%, 02/11/35		200	209,850
Intesa Sanpaolo SpA, 5.71%, 01/15/26 (b)		200	200,097
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35 (a)(d)	EUR	100	125,561
Standard Chartered PLC, (5-year USD SOFR ICE Swap + 1.97%), 4.87%, 03/15/33 (a)(b)(e)	USD	500	502,405
Walker & Dunlop, Inc., 6.63%, 04/01/33 (b)		195	200,055
			2,178,473
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46 (e)		2,000	1,849,779
Biotechnology — 0.2%
Amgen, Inc., 4.95%, 10/01/41		250	236,231
Genmab AS (b)
6.25%, 12/15/32		290	297,205
7.25%, 12/15/33		711	746,843
Gilead Sciences, Inc., 4.15%, 03/01/47 (e)		700	581,346
			1,861,625
Building Materials — 1.4%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33 (b)		304	320,311
Builders FirstSource, Inc. (b)
6.38%, 03/01/34		77	79,613
6.75%, 05/15/35		234	244,650
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30 (d)	EUR	100	122,445
6.63%, 12/15/30 (b)(e)	USD	3,248	3,382,831
6.75%, 07/15/31 (b)		299	315,150
Jeld-Wen, Inc. (b)
4.88%, 12/15/27		331	288,901
7.00%, 09/01/32 (e)		246	169,022
New Enterprise Stone & Lime Co., Inc. (b)
5.25%, 07/15/28		103	102,914
9.75%, 07/15/28		208	209,560
Security		Par (000)	Value
Building Materials (continued)
Quikrete Holdings, Inc. (b)
6.38%, 03/01/32	USD	1,754	$ 1,825,703
6.75%, 03/01/33		596	622,397
Smyrna Ready Mix Concrete LLC (b)
6.00%, 11/01/28		42	42,194
8.88%, 11/15/31		33	35,298
Standard Building Solutions, Inc. (b)
6.50%, 08/15/32		776	798,912
6.25%, 08/01/33		1,302	1,330,041
5.88%, 03/15/34		458	459,339
Standard Industries, Inc. (b)
4.75%, 01/15/28		6	5,984
4.38%, 07/15/30		297	286,517
3.38%, 01/15/31		125	114,522
Wilsonart LLC, 11.00%, 08/15/32 (b)		475	424,452
			11,180,756
Building Products — 0.7%
Lowe ’ s Cos., Inc., 2.80%, 09/15/41 (e)		400	287,536
QXO Building Products, Inc., 6.75%, 04/30/32 (b)		1,855	1,937,397
White Cap Supply Holdings LLC, 7.38%, 11/15/30 (b)(e)		3,095	3,201,540
			5,426,473
Capital Markets — 0.8%
Apollo Debt Solutions BDC
5.88%, 08/30/30		220	222,520
6.70%, 07/29/31		110	116,071
6.55%, 03/15/32		60	61,911
ARES Strategic Income Fund (b)
5.80%, 09/09/30		300	302,905
5.15%, 01/15/31		239	234,536
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		95	94,633
Blue Owl Capital Corp., 6.20%, 07/15/30		348	352,372
Blue Owl Capital Corp. II, 8.45%, 11/15/26		112	115,162
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (b)		281	260,652
Focus Financial Partners LLC, 6.75%, 09/15/31 (b)		401	412,276
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		991	977,379
9.75%, 01/15/29		219	218,330
4.38%, 02/01/29 (e)		158	136,321
10.00%, 11/15/29 (b)		323	322,772
Jane Street Group/JSG Finance, Inc. (b)
6.13%, 11/01/32		105	106,844
6.75%, 05/01/33		503	525,029
MDGH GMTN RSC Ltd., 4.38%, 11/22/33 (b)		200	196,750
Osaic Holdings, Inc. (b)
6.75%, 08/01/32		174	181,764
8.00%, 08/01/33		547	568,714
Raymond James Financial, Inc., 4.95%, 07/15/46 (e)		400	365,755
SURA Asset Management SA, 6.35%, 05/13/32 (b)		200	213,266
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32 (b)(g)		158	144,769
			6,130,731
Chemicals — 2.4%
Advancion Sciences, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26 (b)(g)		424	369,699
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (b)		358	377,552
Celanese U.S. Holdings LLC
7.00%, 02/15/31		42	43,002
6.75%, 04/15/33 (e)		245	243,715

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Celanese U.S. Holdings LLC (continued)
7.38%, 02/15/34	USD	349	$ 354,574
Chemours Co.
5.38%, 05/15/27		435	436,056
5.75%, 11/15/28 (b)		1,392	1,353,734
8.00%, 01/15/33 (b)		416	402,735
Element Solutions, Inc., 3.88%, 09/01/28 (b)		2,068	2,021,362
EQUATE Petrochemical Co. KSC, 4.25%, 11/03/26 (d)		200	199,688
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27 (d)	EUR	100	117,518
HB Fuller Co., 4.25%, 10/15/28	USD	90	89,050
Herens Holdco SARL, 4.75%, 05/15/28 (b)		271	235,303
Inversion Escrow Issuer LLC, 6.75%, 08/01/32 (b)		1,315	1,309,920
Itelyum Regeneration SpA, 5.75%, 04/15/30 (d)	EUR	100	117,136
Kronos International, Inc., 9.50%, 03/15/29 (d)		100	109,098
Mativ Holdings, Inc., 8.00%, 10/01/29 (b)	USD	195	196,955
Methanex U.S. Operations, Inc., 6.25%, 03/15/32 (b)		209	215,201
Minerals Technologies, Inc., 5.00%, 07/01/28 (b)		218	215,820
OCP SA
5.13%, 06/23/51 (d)		200	164,954
7.50%, 05/02/54 (b)		200	220,996
Olympus Water U.S. Holding Corp. (b)
7.25%, 06/15/31		905	925,822
7.25%, 02/15/33		2,489	2,501,300
Perimeter Holdings LLC, 01/15/34 (b)(i)		865	859,316
Sasol Financing USA LLC, 6.50%, 09/27/28		200	196,300
Sherwin-Williams Co., 3.80%, 08/15/49		310	232,008
SK Invictus Intermediate II SARL, 5.00%, 10/30/29 (b)		586	580,255
Solstice Advanced Materials, Inc., 5.63%, 09/30/33 (b)		566	570,977
WR Grace Holdings LLC (b)
4.88%, 06/15/27		170	169,475
5.63%, 08/15/29 (e)		3,178	3,025,093
7.38%, 03/01/31		354	362,508
6.63%, 08/15/32		659	667,415
			18,884,537
Commercial Services & Supplies — 4.3%
ADT Security Corp. (b)
4.88%, 07/15/32		117	113,324
5.88%, 10/15/33		687	695,514
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30 (b)		1,553	1,620,883
Allied Universal Holdco LLC, 7.88%, 02/15/31 (b)(e)		4,395	4,631,797
Allied Universal Holdco LLC/Allied Universal Finance Corp. (b)
6.00%, 06/01/29 (e)		2,367	2,342,507
6.88%, 06/15/30		1,708	1,778,329
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (b)		2,247	2,213,018
4.88%, 06/01/28 (d)	GBP	100	131,231
BCP V Modular Services Finance II PLC, 6.50%, 07/10/31 (d)	EUR	100	109,569
Belron U.K. Finance PLC, 5.75%, 10/15/29 (b)	USD	799	815,931
Boels Topholding BV, 5.75%, 05/15/30 (d)	EUR	100	121,515
Brink ’ s Co. (b)
6.50%, 06/15/29	USD	208	215,362
6.75%, 06/15/32		313	326,157
Deluxe Corp., 8.13%, 09/15/29 (b)		170	179,091
FTAI Aviation Investors LLC (b)
5.50%, 05/01/28		652	652,571
7.88%, 12/01/30		937	996,410
Security		Par (000)	Value
Commercial Services & Supplies (continued)
FTAI Aviation Investors LLC (b) (continued)
7.00%, 05/01/31	USD	1,682	$ 1,771,294
7.00%, 06/15/32		1,041	1,094,354
5.88%, 04/15/33		582	591,418
Garda World Security Corp. (b)
7.75%, 02/15/28		474	484,711
6.00%, 06/01/29		86	84,340
8.25%, 08/01/32		1,076	1,093,565
8.38%, 11/15/32		2,185	2,225,669
Herc Holdings, Inc. (b)
6.63%, 06/15/29 (e)		170	176,477
7.00%, 06/15/30		529	556,735
5.75%, 03/15/31		242	245,592
7.25%, 06/15/33		522	553,521
6.00%, 03/15/34		250	253,332
Hertz Corp., 12.63%, 07/15/29 (b)		195	196,690
ION Platform Finance SARL (d)
7.88%, 05/01/29	EUR	100	119,274
6.50%, 09/30/30		100	113,724
Loxam SAS, 6.38%, 05/31/29 (d)		90	109,439
RR Donnelley & Sons Co., 9.50%, 08/01/29 (b)	USD	1,503	1,548,841
Sabre Financial Borrower LLC, 11.13%, 06/15/29 (b)		774	784,323
Service Corp. International
3.38%, 08/15/30		13	12,156
4.00%, 05/15/31		503	480,771
5.75%, 10/15/32		1,065	1,083,893
Shift4 Payments, Inc., Series DEC, 5.50%, 05/15/33 (d)	EUR	100	120,350
Sotheby ’ s, 7.38%, 10/15/27 (b)(e)	USD	1,016	1,010,054
Sotheby ’ s/Bidfair Holdings, Inc., 5.88%, 06/01/29 (b)		490	455,893
United Rentals North America, Inc., 5.38%, 11/15/33 (b)		881	880,376
Veritiv Operating Co., 10.50%, 11/30/30 (b)		221	237,622
Wand NewCo 3, Inc., 7.63%, 01/30/32 (b)		1,053	1,114,416
			34,342,039
Communications Equipment (b) — 0.1%
CommScope LLC, 4.75%, 09/01/29 (e)		1,114	1,112,429
Viavi Solutions, Inc., 3.75%, 10/01/29		67	64,128
			1,176,557
Construction & Engineering — 0.5%
AECOM, 6.00%, 08/01/33 (b)		954	977,717
Arcosa, Inc. (b)
4.38%, 04/15/29		477	468,879
6.88%, 08/15/32		40	42,165
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b)		1,501	1,471,944
Heathrow Finance PLC, 4.13%, 09/01/29 (d)(j)	GBP	100	126,550
IHS Holding Ltd., 6.25%, 11/29/28 (b)	USD	200	198,584
Weekley Homes LLC / Weekley Finance Corp., 6.75%, 01/15/34 (b)		274	277,433
			3,563,272
Consumer Discretionary — 0.6%
Amber Finco PLC, 6.63%, 07/15/29 (d)	EUR	100	123,408
APi Group DE, Inc. (b)
4.13%, 07/15/29	USD	168	163,340
4.75%, 10/15/29		128	125,408
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.55%, 05/01/30 (a)(d)	EUR	100	118,564
Clarivate Science Holdings Corp. (b)
3.88%, 07/01/28	USD	1,412	1,370,775
4.88%, 07/01/29 (e)		1,271	1,201,744
Raven Acquisition Holdings LLC, 6.88%, 11/15/31 (b)		436	449,229
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Discretionary (continued)
Williams Scotsman, Inc. (b)
6.63%, 06/15/29	USD	49	$ 50,611
6.63%, 04/15/30		693	716,277
7.38%, 10/01/31		301	314,452
			4,633,808
Consumer Finance — 1.8%
Block, Inc.
2.75%, 06/01/26		534	530,812
5.63%, 08/15/30 (b)		466	475,470
6.50%, 05/15/32 (e)		2,510	2,610,049
6.00%, 08/15/33 (b)		598	613,912
Boost Newco Borrower LLC, 7.50%, 01/15/31 (b)		1,606	1,706,937
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35 (a)(b)		55	56,861
ION Platform Finance U.S., Inc., 7.88%, 09/30/32 (b)		2,350	2,229,815
Navient Corp.
9.38%, 07/25/30		10	11,113
7.88%, 06/15/32		400	418,476
OneMain Finance Corp.
6.63%, 05/15/29		438	453,656
5.38%, 11/15/29		251	251,170
7.88%, 03/15/30		362	382,747
6.13%, 05/15/30		447	455,755
4.00%, 09/15/30		231	216,530
7.50%, 05/15/31		162	170,448
7.13%, 11/15/31		141	147,181
6.75%, 03/15/32 (e)		431	442,600
7.13%, 09/15/32		261	271,158
6.50%, 03/15/33		1,183	1,193,234
Shift4 Payments, Inc. (b)
6.75%, 08/15/32 (e)		1,020	1,053,142
5.50%, 05/15/33	EUR	365	439,277
WEX, Inc., 6.50%, 03/15/33 (b)	USD	518	530,257
			14,660,600
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos, Inc. (b)
5.50%, 03/31/31		254	256,678
6.25%, 03/15/33 (e)		258	265,219
5.75%, 03/31/34		440	441,780
B&M European Value Retail SA, 6.50%, 11/27/31 (d)	GBP	100	132,654
Bellis Acquisition Co. PLC, 8.00%, 07/01/31 (d)	EUR	104	118,444
Boots Group Finco LP (b)
5.38%, 08/31/32		495	601,114
7.38%, 08/31/32	GBP	215	299,713
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29 (b)	USD	214	224,636
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.64%, 07/01/29 (a)(d)	EUR	100	118,877
Market Bidco Finco PLC, 6.75%, 01/31/31 (d)		100	116,238
Performance Food Group, Inc. (b)
4.25%, 08/01/29	USD	383	374,452
6.13%, 09/15/32		428	441,229
U.S. Foods, Inc. (b)
4.75%, 02/15/29		191	189,927
7.25%, 01/15/32		346	363,689
United Natural Foods, Inc., 6.75%, 10/15/28 (b)		334	334,314
			4,278,964
Containers & Packaging — 2.3%
Ardagh Group SA
9.50%, 12/01/30 (b)		857	929,370
9.50%, 12/01/30		56	60,690
Security		Par (000)	Value
Containers & Packaging (continued)
Ardagh Group SA (continued)
(4.50% Cash + 7.50% PIK), 12.00%, 12/01/30 (d)(g)	EUR	343	$ 369,556
(5.50% Cash + 6.50% PIK), 12.00%, 12/01/30 (b)(g)	USD	1,324	1,209,805
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.25%, 01/30/31 (b)		515	526,729
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (b)
3.25%, 09/01/28		200	192,297
4.00%, 09/01/29 (e)		3,002	2,826,040
Ball Corp.
4.25%, 07/01/32	EUR	195	234,517
5.50%, 09/15/33 (e)	USD	268	273,197
Clydesdale Acquisition Holdings, Inc. (b)
6.63%, 04/15/29		558	567,737
6.88%, 01/15/30		627	642,675
6.75%, 04/15/32		1,584	1,628,787
Crown Americas LLC, 5.88%, 06/01/33 (b)		743	759,940
Fedrigoni SpA, 6.13%, 06/15/31 (d)	EUR	100	114,528
LABL, Inc. (b)
5.88%, 11/01/28	USD	91	57,024
9.50%, 11/01/28		632	398,774
8.63%, 10/01/31		310	164,876
LD Celulose International GmbH, 7.95%, 01/26/32 (b)		200	209,750
Magnera Corp., 7.25%, 11/15/31 (b)		183	179,644
Mauser Packaging Solutions Holding Co. (b)
7.88%, 04/15/30 (e)		4,853	4,814,711
9.25%, 04/15/30		328	314,880
OI European Group BV
6.25%, 05/15/28 (b)	EUR	150	181,351
5.25%, 06/01/29 (d)		100	121,242
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27 (b)	USD	51	51,181
Sealed Air Corp. (b)
4.00%, 12/01/27		98	97,492
5.00%, 04/15/29		77	77,506
6.50%, 07/15/32		48	49,794
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31 (b)		28	29,158
Silgan Holdings, Inc., 4.25%, 02/15/31 (b)	EUR	415	494,290
Trivium Packaging Finance BV
6.63%, 07/15/30 (b)		115	142,309
6.63%, 07/15/30 (d)		110	136,121
8.25%, 07/15/30 (b)	USD	180	192,957
12.25%, 01/15/31 (b)		200	217,007
			18,265,935
Distributors (b) — 0.1%
Gates Corp., 6.88%, 07/01/29		344	357,237
Resideo Funding, Inc.
4.00%, 09/01/29		77	74,212
6.50%, 07/15/32 (e)		495	506,649
			938,098
Diversified REITs — 0.7%
American Tower Corp., 2.30%, 09/15/31 (e)		1,000	888,201
Digital Realty Trust LP, 1.88%, 11/15/29 (b)		109	110,526
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32 (b)		266	253,941
Iron Mountain, Inc.
5.25%, 07/15/30 (b)		31	30,625
5.63%, 07/15/32 (b)		89	87,600
6.25%, 01/15/33 (b)		403	406,372
4.75%, 01/15/34 (b)	EUR	800	914,234

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
Iron Mountain, Inc. (continued)
4.75%, 01/15/34 (d)	EUR	104	$ 118,850
Millrose Properties, Inc. (b)
6.38%, 08/01/30	USD	742	759,232
6.25%, 09/15/32		1,041	1,050,352
SBA Communications Corp., 3.13%, 02/01/29 (e)		651	622,711
Trust 2401, 7.70%, 01/23/32 (b)		200	221,090
			5,463,734
Diversified Telecommunication Services — 4.3%
AT&T, Inc., 4.35%, 06/15/45 (e)		2,656	2,191,462
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29 (b)		400	424,296
Corning, Inc., 4.38%, 11/15/57 (e)		1,915	1,544,800
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30 (e)(g)		3,125	3,201,367
10.75%, 11/30/29		1,780	1,968,564
eircom Finance DAC, 5.00%, 04/30/31 (d)	EUR	100	119,520
Eutelsat SA, 1.50%, 10/13/28 (d)		100	112,347
Fibercop SpA
4.75%, 06/30/30 (d)		100	119,416
5.13%, 06/30/32 (d)		100	119,440
6.00%, 09/30/34 (b)	USD	897	849,768
7.20%, 07/18/36 (b)		358	356,299
Frontier Communications Holdings LLC
5.88%, 10/15/27 (b)		405	406,308
5.00%, 05/01/28 (b)		1,139	1,140,959
6.75%, 05/01/29 (b)		151	152,143
5.88%, 11/01/29		241	243,979
6.00%, 01/15/30 (b)		319	324,410
8.75%, 05/15/30 (b)		1,528	1,595,630
8.63%, 03/15/31 (b)		331	348,272
Iliad Holding SAS
5.38%, 04/15/30 (d)	EUR	100	121,320
8.50%, 04/15/31 (b)	USD	850	914,812
7.00%, 04/15/32 (b)		944	972,936
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (d)	EUR	117	139,169
Level 3 Financing, Inc. (b)
3.63%, 01/15/29	USD	83	76,601
4.88%, 06/15/29		1,473	1,432,979
6.88%, 06/30/33 (e)		2,838	2,904,234
7.00%, 03/31/34 (e)		4,102	4,227,406
Lorca Telecom Bondco SA, 5.75%, 04/30/29 (d)	EUR	100	122,107
Lumen Technologies, Inc. (b)
4.13%, 04/15/30	USD	259	256,764
10.00%, 10/15/32		283	284,052
Sable International Finance Ltd., 7.13%, 10/15/32 (b)		857	868,784
SoftBank Group Corp. (d)
5.25%, 10/10/29	EUR	100	119,305
3.88%, 07/06/32		100	109,871
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	520	576,013
Verizon Communications, Inc. (e)
4.50%, 08/10/33		500	492,078
3.00%, 11/20/60		1,250	728,385
Windstream Services LLC, 7.50%, 10/15/33 (b)		533	546,382
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31 (b)		2,202	2,311,593
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc. (b)(g)
(5.75% Cash and 0.50% PIK), 9.25%, 03/09/30 (e)	USD	1,610	$ 1,529,576
(7.13% Cash and 1.88% PIK), 13.75%, 09/09/30		337	309,444
			34,262,791
Electric Utilities — 1.6%
AES Andes SA, (5-year CMT + 3.84%), 8.15%, 06/10/55 (a)(b)		200	209,428
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (d)		208	194,475
Alpha Generation LLC, 6.75%, 10/15/32 (b)(e)		440	455,484
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32 (d)	EUR	100	120,049
6.38%, 02/15/32 (b)	USD	290	290,478
ContourGlobal Power Holdings SA, 6.75%, 02/28/30 (b)		600	618,666
Diamond II Ltd., 7.95%, 07/28/26 (b)		200	200,438
Duke Energy Corp., 4.80%, 12/15/45 (e)		1,500	1,329,909
FirstEnergy Corp., Series C, 3.40%, 03/01/50 (e)		3,410	2,351,951
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28 (b)		200	201,938
Minejesa Capital BV, 5.63%, 08/10/37 (b)		200	198,250
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		145	143,533
MVM Energetika Zrt, 7.50%, 06/09/28 (d)		200	211,094
Pacific Gas and Electric Co.
4.95%, 07/01/50		910	769,161
6.75%, 01/15/53		1,450	1,542,113
Public Power Corp. SA, 4.63%, 10/31/31 (d)	EUR	100	120,275
SCC Power PLC, (4.00% Cash and 4.00% PIK), 8.00%, 12/31/28 (b)(g)	USD	35	20,753
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33 (d)		128	131,405
Virginia Electric and Power Co., 6.35%, 11/30/37 (e)		750	823,431
Vistra Operations Co. LLC (b)
7.75%, 10/15/31		480	508,405
6.88%, 04/15/32		438	461,398
XPLR Infrastructure Operating Partners LP (b)
8.38%, 01/15/31 (e)		851	893,236
7.75%, 04/15/34		934	949,217
			12,745,087
Electronic Equipment, Instruments & Components (b) — 0.3%
Coherent Corp., 5.00%, 12/15/29 (e)		547	545,149
Sensata Technologies, Inc.
4.38%, 02/15/30		810	791,127
3.75%, 02/15/31		26	24,401
6.63%, 07/15/32		500	523,536
WESCO Distribution, Inc.
6.63%, 03/15/32		197	205,700
6.38%, 03/15/33		353	368,562
Zebra Technologies Corp., 6.50%, 06/01/32		184	190,205
			2,648,680
Energy Equipment & Services — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp. (b)
6.25%, 04/01/28		770	774,419
6.63%, 09/01/32		639	659,036
Enerflex, Inc., 6.88%, 01/15/31 (b)		158	161,546
Kodiak Gas Services LLC (b)
7.25%, 02/15/29 (e)		685	712,641
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Energy Equipment & Services (continued)
Kodiak Gas Services LLC (b) (continued)
6.50%, 10/01/33	USD	447	$ 456,482
6.75%, 10/01/35 (e)		873	897,627
Oceaneering International, Inc., 6.00%, 02/01/28		92	93,033
OEG Finance PLC, 7.25%, 09/27/29 (d)	EUR	100	122,845
Star Holding LLC, 8.75%, 08/01/31 (b)	USD	783	753,919
Tidewater, Inc., 9.13%, 07/15/30 (b)		280	300,423
USA Compression Partners LP/USA Compression Finance Corp. (b)
7.13%, 03/15/29		509	526,872
6.25%, 10/01/33 (e)		1,335	1,351,006
Weatherford International Ltd., 6.75%, 10/15/33 (b)		806	825,434
			7,635,283
Entertainment (b) — 0.1%
Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 5.75%, 01/15/33		372	369,335
Motion Bondco DAC, 6.63%, 11/15/27		204	198,080
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30		274	243,520
			810,935
Environmental, Maintenance & Security Service — 0.7%
Biffa Group Holdings Ltd. (d)
5.25%, 06/15/31	EUR	100	117,180
7.38%, 06/15/31	GBP	100	135,957
Clean Harbors, Inc., 6.38%, 02/01/31 (b)	USD	53	54,544
GFL Environmental, Inc. (b)
4.00%, 08/01/28		567	559,288
4.38%, 08/15/29		519	510,347
6.75%, 01/15/31		444	465,832
Luna 15 SARL (g)
(10.50% PIK), 10.50%, 07/01/32 (b)	EUR	145	177,190
(10.50% PIK), 10.50%, 07/01/32 (d)		100	122,200
Madison IAQ LLC (b)
4.13%, 06/30/28	USD	320	314,434
5.88%, 06/30/29		932	926,338
Paprec Holding SA, 4.13%, 07/15/30 (d)	EUR	100	118,080
Reworld Holding Corp., 4.88%, 12/01/29 (b)	USD	181	173,974
Waste Pro USA, Inc., 7.00%, 02/01/33 (b)		1,900	1,955,700
Wrangler Holdco Corp., 6.63%, 04/01/32 (b)		174	182,391
			5,813,455
Financial Services — 3.9%
Ally Financial, Inc., Series B, (5-year CMT + 3.87%), 4.70% (a)(h)		3,000	2,969,512
Azorra Finance Ltd. (b)
7.75%, 04/15/30		223	235,544
7.25%, 01/15/31		155	162,414
BNP Paribas SA, (5-year CMT + 4.90%), 7.75% (a)(b)(h)		3,000	3,168,537
CrossCountry Intermediate HoldCo LLC (b)
6.50%, 10/01/30		346	352,919
6.75%, 12/01/32		193	196,132
Deutsche Bank AG, (1-day SOFR + 3.18%), 6.72%, 01/18/29 (a)(e)		815	853,256
Freedom Mortgage Holdings LLC (b)
9.25%, 02/01/29		220	230,746
6.88%, 05/01/31		204	204,123
9.13%, 05/15/31		517	555,287
8.38%, 04/01/32		415	436,856
GGAM Finance Ltd. (b)
8.00%, 06/15/28		177	187,437
6.88%, 04/15/29		341	353,680
5.88%, 03/15/30		281	284,864
Security		Par (000)	Value
Financial Services (continued)
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27 (b)	USD	469	$ 484,444
Intrum Investments And Financing AB, 8.00%, 09/11/27 (d)(f)(k)	EUR	100	119,061
JPMorgan Chase & Co. (a)(e)
(1-day SOFR + 1.13%), 5.00%, 07/22/30	USD	3,000	3,079,909
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29		2,250	2,228,649
Midcap Financial Issuer Trust (b)
6.50%, 05/01/28		200	199,650
5.63%, 01/15/30		400	374,664
Morgan Stanley, (1-day SOFR + 1.26%), 5.66%, 04/18/30 (a)(e)		3,000	3,125,477
OneMain Finance Corp., 6.75%, 09/15/33		675	683,524
PennyMac Financial Services, Inc. (b)
7.88%, 12/15/29 (e)		266	283,037
7.13%, 11/15/30		319	335,342
6.88%, 05/15/32		376	393,632
6.75%, 02/15/34		831	859,027
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30 (b)		1,077	1,147,343
PRA Group Europe Holding II SARL, 6.25%, 09/30/32 (d)	EUR	100	114,582
Rocket Cos., Inc. (b)
6.50%, 08/01/29	USD	456	470,313
6.13%, 08/01/30		1,704	1,761,389
7.13%, 02/01/32 (e)		916	963,631
6.38%, 08/01/33		1,925	2,007,041
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)
2.88%, 10/15/26		333	328,143
3.88%, 03/01/31		74	70,270
4.00%, 10/15/33		35	32,518
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31 (g)	EUR	100	21,082
UBS AG, 5.00%, 07/09/27 (e)	USD	900	917,610
UWM Holdings LLC (b)
6.63%, 02/01/30		573	580,208
6.25%, 03/15/31		559	558,109
			31,329,962
Food Products — 1.1%
Aramark Services, Inc., 5.00%, 02/01/28 (b)		492	491,927
B&G Foods, Inc., 8.00%, 09/15/28 (b)		118	116,097
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29 (b)(g)		1,773	1,891,977
Chobani LLC/Chobani Finance Corp., Inc. (b)
4.63%, 11/15/28		1,198	1,198,220
7.63%, 07/01/29		1,528	1,593,890
Darling Global Finance BV
4.50%, 07/15/32 (b)	EUR	250	297,640
4.50%, 07/15/32 (d)		100	119,056
Darling Ingredients, Inc., 6.00%, 06/15/30 (b)(e)	USD	84	85,372
Fiesta Purchaser, Inc. (b)
7.88%, 03/01/31		25	26,073
9.63%, 09/15/32		117	122,618
Irca SpA, (3-mo. EURIBOR + 3.75%), 5.85%, 12/15/29 (a)(d)	EUR	100	119,422
Lamb Weston Holdings, Inc. (b)
4.13%, 01/31/30	USD	368	355,972
4.38%, 01/31/32 (e)		516	491,581
Post Holdings, Inc. (b)
4.63%, 04/15/30		397	386,584
4.50%, 09/15/31		42	39,818
6.25%, 02/15/32		130	133,572
6.38%, 03/01/33		317	320,170

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Post Holdings, Inc. (b) (continued)
6.25%, 10/15/34	USD	168	$ 168,932
6.50%, 03/15/36		592	592,800
Premier Foods Finance PLC, 3.50%, 10/15/26 (d)	GBP	100	133,240
			8,684,961
Ground Transportation — 0.3%
Genesee & Wyoming, Inc., 6.25%, 04/15/32 (b)	USD	568	585,752
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34 (b)(e)		1,525	1,578,219
Union Pacific Corp., 3.20%, 05/20/41		275	215,564
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32 (b)		291	304,766
			2,684,301
Health Care Equipment & Supplies (b) — 0.3%
Avantor Funding, Inc.
4.63%, 07/15/28 (e)		624	620,610
3.88%, 11/01/29		31	29,644
Bausch & Lomb Corp., 8.38%, 10/01/28		1,440	1,503,000
Hologic, Inc., 3.25%, 02/15/29		22	21,683
Insulet Corp., 6.50%, 04/01/33		187	194,926
Neogen Food Safety Corp., 8.63%, 07/20/30		233	248,497
			2,618,360
Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33 (b)(e)		168	169,681
AHP Health Partners, Inc., 5.75%, 07/15/29 (b)		1,233	1,222,237
Charles River Laboratories International, Inc., 4.00%, 03/15/31 (b)		55	52,112
CHS/Community Health Systems, Inc. (b)
6.00%, 01/15/29		610	609,826
5.25%, 05/15/30		2,571	2,414,664
4.75%, 02/15/31		775	690,436
10.88%, 01/15/32 (e)		482	526,074
9.75%, 01/15/34		1,258	1,321,313
Concentra Health Services, Inc., 6.88%, 07/15/32 (b)		522	545,910
DaVita, Inc. (b)
6.88%, 09/01/32		86	89,523
6.75%, 07/15/33		49	50,808
Ephios Subco 3 SARL, 7.88%, 01/31/31 (d)	EUR	100	125,230
Fortrea Holdings, Inc., 7.50%, 07/01/30 (b)	USD	98	100,166
HAH Group Holding Co. LLC, 9.75%, 10/01/31 (b)		200	188,071
HCA, Inc., 5.70%, 11/15/55 (e)		1,650	1,572,339
HealthEquity, Inc., 4.50%, 10/01/29 (b)		559	549,159
IQVIA, Inc., 6.25%, 06/01/32 (b)		1,220	1,274,800
LifePoint Health, Inc. (b)
9.88%, 08/15/30		193	207,802
11.00%, 10/15/30 (e)		867	950,783
8.38%, 02/15/32		452	490,630
10.00%, 06/01/32		961	1,020,663
Medline Borrower LP (b)
3.88%, 04/01/29		888	866,962
5.25%, 10/01/29 (e)		2,001	2,011,817
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29 (b)		557	575,805
Molina Healthcare, Inc. (b)
6.50%, 02/15/31		598	614,164
6.25%, 01/15/33		198	201,854
Northwell Healthcare, Inc., 4.26%, 11/01/47 (e)		686	563,262
Prime Healthcare Services, Inc., 9.38%, 09/01/29 (b)		152	159,600
Sotera Health Holdings LLC, 7.38%, 06/01/31 (b)		259	271,645
Star Parent, Inc., 9.00%, 10/01/30 (b)(e)		1,614	1,722,474
Surgery Center Holdings, Inc., 7.25%, 04/15/32 (b)(e)		2,249	2,274,792
Tenet Healthcare Corp.
6.75%, 05/15/31		1,097	1,141,438
Security		Par (000)	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
6.00%, 11/15/33 (b)	USD	726	$ 747,485
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29 (b)		403	405,988
UnitedHealth Group, Inc., 3.95%, 10/15/42 (e)		750	620,884
			26,350,397
Health Care REITs — 0.3%
Diversified Healthcare Trust, 7.25%, 10/15/30 (b)		182	186,093
MPT Operating Partnership LP/MPT Finance Corp.
7.00%, 02/15/32 (b)	EUR	355	433,527
7.00%, 02/15/32 (d)		100	122,120
8.50%, 02/15/32 (b)	USD	1,527	1,630,734
			2,372,474
Hotel & Resort REITs — 0.8%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30 (b)		295	302,785
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29 (b)		158	161,720
RHP Hotel Properties LP/RHP Finance Corp. (b)
4.50%, 02/15/29		142	140,586
6.50%, 04/01/32		1,028	1,066,124
6.50%, 06/15/33		523	543,678
Service Properties Trust
0.00%, 09/30/27 (b)(l)		1,115	1,007,577
8.63%, 11/15/31 (b)(e)		2,330	2,447,353
8.88%, 06/15/32		604	595,817
XHR LP, 6.63%, 05/15/30 (b)		156	161,005
			6,426,645
Hotels, Restaurants & Leisure — 3.9%
Acushnet Co., 5.63%, 12/01/33 (b)		172	173,933
Boyne USA, Inc., 4.75%, 05/15/29 (b)		397	391,571
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc. (b)
3.88%, 01/15/28		69	68,017
4.38%, 01/15/28		58	57,634
4.00%, 10/15/30		771	734,304
Caesars Entertainment, Inc. (b)
7.00%, 02/15/30 (e)		1,631	1,689,156
6.50%, 02/15/32		1,237	1,267,213
Carnival Corp. (b)
5.88%, 06/15/31		366	378,043
5.75%, 08/01/32		706	724,554
6.13%, 02/15/33		1,133	1,169,924
Carnival PLC, 4.13%, 07/15/31 (b)	EUR	535	636,591
Churchill Downs, Inc. (b)
4.75%, 01/15/28	USD	374	372,610
5.75%, 04/01/30		1,073	1,083,450
6.75%, 05/01/31		508	526,759
Essendi SA, 5.50%, 11/15/31 (d)	EUR	100	120,479
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (b)
4.63%, 01/15/29	USD	412	400,148
6.75%, 01/15/30		172	163,533
Fortune Star BVI Ltd., 5.88%, 11/20/30 (d)	EUR	125	144,880
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29 (b)	USD	1,081	1,091,972
Hilton Domestic Operating Co., Inc. (b)
6.13%, 04/01/32		195	201,924
5.88%, 03/15/33		571	587,437
5.75%, 09/15/33		185	189,332
5.50%, 03/31/34		397	399,726
Light & Wonder International, Inc. (b)
7.25%, 11/15/29		213	218,765
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Light & Wonder International, Inc. (b) (continued)
7.50%, 09/01/31 (e)	USD	110	$ 114,766
6.25%, 10/01/33		449	454,567
Lindblad Expeditions LLC, 7.00%, 09/15/30 (b)		439	457,956
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (b)		352	252,656
Melco Resorts Finance Ltd. (b)
5.75%, 07/21/28		200	199,766
5.38%, 12/04/29		1,000	988,140
7.63%, 04/17/32		544	571,200
6.50%, 09/24/33		200	200,260
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31 (b)		600	534,466
MGM China Holdings Ltd.
5.88%, 05/15/26 (d)		250	250,620
7.13%, 06/26/31 (b)		200	211,500
MGM Resorts International, 6.13%, 09/15/29		428	439,843
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30 (b)		342	356,501
NCL Corp. Ltd. (b)
5.88%, 01/15/31		137	136,482
6.75%, 02/01/32		131	134,134
6.25%, 09/15/33 (e)		1,635	1,634,311
Pinewood Finco PLC, 6.00%, 03/27/30 (d)	GBP	100	135,554
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (b)
5.63%, 09/01/29	USD	148	112,110
5.88%, 09/01/31		214	141,775
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33 (b)		225	230,028
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/30 (b)		213	217,415
Sabre GLBL, Inc., 10.75%, 11/15/29 (b)(e)		160	136,052
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30 (b)		303	289,365
Station Casinos LLC (b)
4.63%, 12/01/31		354	335,612
6.63%, 03/15/32		173	177,094
TUI AG, 5.88%, 03/15/29 (d)	EUR	100	121,576
Vail Resorts, Inc. (b)
5.63%, 07/15/30	USD	278	282,520
6.50%, 05/15/32		479	497,081
Viking Cruises Ltd. (b)
7.00%, 02/15/29		66	66,382
9.13%, 07/15/31		708	758,155
5.88%, 10/15/33		815	827,602
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (b)		206	206,327
Voyager Parent LLC, 9.25%, 07/01/32 (b)		414	439,304
Warnermedia Holdings, Inc., 5.05%, 03/15/42 (e)		2,558	1,800,192
Wynn Macau Ltd.
5.63%, 08/26/28 (b)		1,163	1,160,697
5.63%, 08/26/28 (d)		200	199,604
5.13%, 12/15/29 (b)		610	604,498
6.75%, 02/15/34 (b)		200	202,812
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)
5.13%, 10/01/29		958	963,676
7.13%, 02/15/31 (e)		275	297,574
6.25%, 03/15/33		606	619,620
			30,551,748
Household Durables — 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co. (b)
4.63%, 04/01/30		185	176,673
Security		Par (000)	Value
Household Durables (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co. (b) (continued)
6.88%, 08/01/33	USD	188	$ 188,150
Beazer Homes USA, Inc., 5.88%, 10/15/27		74	74,176
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (b)
5.00%, 06/15/29		874	845,433
4.88%, 02/15/30		656	611,034
Century Communities, Inc., 6.63%, 09/15/33 (b)(e)		411	415,603
Dream Finders Homes, Inc., 8.25%, 08/15/28 (b)		151	155,404
Empire Communities Corp., 9.75%, 05/01/29 (b)		67	69,108
K Hovnanian Enterprises, Inc. (b)
8.00%, 04/01/31		801	817,474
8.38%, 10/01/33		716	727,663
LGI Homes, Inc. (b)
8.75%, 12/15/28		116	120,996
7.00%, 11/15/32		291	278,159
Mattamy Group Corp., 6.00%, 12/15/33 (b)		111	110,014
Meritage Homes Corp., 1.75%, 05/15/28 (e)		521	512,401
New Home Co., Inc. (b)
9.25%, 10/01/29		296	308,925
8.50%, 11/01/30		94	96,806
Newell Brands, Inc., 8.50%, 06/01/28 (b)		228	239,070
Scotts Miracle-Gro Co.
4.50%, 10/15/29		64	62,794
4.38%, 02/01/32		15	14,081
Somnigroup International, Inc., 3.88%, 10/15/31 (b)		66	61,690
STL Holding Co. LLC, 8.75%, 02/15/29 (b)		158	165,958
Taylor Morrison Communities, Inc., 5.75%, 11/15/32 (b)		166	170,796
			6,222,408
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30		159	152,390
Independent Power and Renewable Electricity Producers (b) — 0.9%
Calpine Corp.
4.50%, 02/15/28		10	10,007
5.13%, 03/15/28 (e)		567	567,636
5.00%, 02/01/31		88	89,373
Clearway Energy Operating LLC, 4.75%, 03/15/28		53	52,884
Lightning Power LLC, 7.25%, 08/15/32		126	133,982
NRG Energy, Inc.
5.75%, 07/15/29		260	258,727
6.00%, 02/01/33		1,038	1,058,551
5.75%, 01/15/34		916	925,316
6.25%, 11/01/34		847	869,882
6.00%, 01/15/36		2,795	2,832,015
Vistra Corp., (5-year CMT + 6.93%), 8.00% (a)(h)		240	246,034
			7,044,407
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33 (b)		169	174,068
Avient Corp., 6.25%, 11/01/31 (b)		227	233,324
Axon Enterprise, Inc., 6.25%, 03/15/33 (b)		142	147,726
Enpro, Inc., 6.13%, 06/01/33 (b)		219	225,985
Maxam Prill SARL, 6.00%, 07/15/30 (d)	EUR	100	120,068
			901,171
Insurance — 5.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer (b)
4.25%, 10/15/27	USD	2,111	2,097,582
6.75%, 10/15/27 (e)		141	141,828

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer (b) (continued)
5.88%, 11/01/29	USD	2,301	$ 2,298,976
7.00%, 01/15/31		1,268	1,315,519
7.38%, 10/01/32 (e)		1,758	1,822,816
AmWINS Group, Inc. (b)
6.38%, 02/15/29		182	187,171
4.88%, 06/30/29		147	144,566
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33 (b)		460	465,381
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29 (b)		339	342,385
Ardonagh Finco Ltd.
6.88%, 02/15/31 (d)	EUR	375	454,217
7.75%, 02/15/31 (b)	USD	2,814	2,950,070
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (b)		3,053	3,172,998
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%, 12/31/32 (b)(e)		1,255	1,302,202
Berkshire Hathaway Finance Corp., 5.75%, 01/15/40		250	271,216
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (b)
7.25%, 02/15/31		2,495	2,569,361
8.13%, 02/15/32 (e)		1,761	1,817,937
HUB International Ltd. (b)(e)
7.25%, 06/15/30		4,105	4,309,942
7.38%, 01/31/32		7,760	8,144,539
Jones Deslauriers Insurance Management, Inc. (b)
8.50%, 03/15/30		903	946,441
6.88%, 10/01/33		996	961,730
Panther Escrow Issuer LLC, 7.13%, 06/01/31 (b)(e)		4,270	4,424,779
Ryan Specialty LLC (b)
4.38%, 02/01/30		163	159,974
5.88%, 08/01/32		445	454,687
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47 (b)		700	574,520
Unipol Assicurazioni SpA, 4.90%, 05/23/34 (d)	EUR	100	123,135
USI, Inc., 7.50%, 01/15/32 (b)(e)	USD	894	936,983
			42,390,955
Interactive Media & Services — 2.2%
Alphabet, Inc., 5.35%, 11/15/45 (e)		1,570	1,560,083
Beignet Investor LLC, 6.58%, 05/30/49 (b)(e)		11,670	12,329,298
iliad SA, 4.25%, 01/09/32 (d)	EUR	100	118,548
ION Platform Finance U.S., Inc. (b)
4.63%, 05/01/28	USD	200	185,044
5.00%, 05/01/28		514	477,124
8.75%, 05/01/29		217	219,845
9.50%, 05/30/29		400	405,079
9.00%, 08/01/29		200	196,908
Prosus NV, 4.03%, 08/03/50 (d)		304	211,280
Snap, Inc. (b)
6.88%, 03/01/33 (e)		840	870,446
6.88%, 03/15/34		715	736,180
			17,309,835
Internet Software & Services — 0.7%
Amazon.com, Inc., 3.95%, 04/13/52 (e)		2,980	2,325,707
Cablevision Lightpath LLC (b)
3.88%, 09/15/27		418	407,971
5.63%, 09/15/28		401	391,917
Getty Images, Inc. (b)
11.25%, 02/21/30		243	227,855
Security		Par (000)	Value
Internet Software & Services (continued)
Getty Images, Inc. (b) (continued)
10.50%, 11/15/30	USD	185	$ 186,529
Match Group Holdings II LLC (b)
4.13%, 08/01/30		262	247,986
3.63%, 10/01/31		64	58,726
6.13%, 09/15/33		789	798,448
Rakuten Group, Inc. (b)
11.25%, 02/15/27		283	302,584
9.75%, 04/15/29		474	530,150
			5,477,873
IT Services — 0.7%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30 (d)	EUR	100	118,495
Amentum Holdings, Inc., 7.25%, 08/01/32 (b)(e)	USD	115	121,220
Atos SE (d)(j)
5.41%, 12/18/26	EUR	47	54,469
9.73%, 12/18/26		54	72,179
CACI International, Inc., 6.38%, 06/15/33 (b)	USD	464	480,091
Fair Isaac Corp. (b)
4.00%, 06/15/28		112	110,460
6.00%, 05/15/33		1,640	1,684,521
Fortress Intermediate 3, Inc., 7.50%, 06/01/31 (b)(e)		998	1,041,353
Insight Enterprises, Inc., 6.63%, 05/15/32 (b)		195	200,459
KBR, Inc., 4.75%, 09/30/28 (b)		204	199,920
McAfee Corp., 7.38%, 02/15/30 (b)		430	374,993
Science Applications International Corp. (b)
4.88%, 04/01/28		239	238,366
5.88%, 11/01/33		533	540,323
			5,236,849
Leisure Products — 0.0%
Deuce Finco PLC, 7.00%, 11/20/31 (d)	GBP	100	136,138
Machinery — 0.9%
Chart Industries, Inc. (b)
7.50%, 01/01/30	USD	587	611,798
9.50%, 01/01/31		102	108,266
Esab Corp., 6.25%, 04/15/29 (b)		138	141,894
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29 (b)(e)		170	147,900
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29 (b)(e)		1,602	1,680,065
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 5.78%, 04/15/29 (a)(d)	EUR	100	118,872
King US Bidco, Inc., (3-mo. EURIBOR + 3.25%), 5.31%, 12/01/32 (a)(d)		100	118,629
Manitowoc Co., Inc., 9.25%, 10/01/31 (b)	USD	175	187,967
Terex Corp. (b)
5.00%, 05/15/29		42	41,857
6.25%, 10/15/32 (e)		253	259,566
TK Elevator Midco GmbH, 4.38%, 07/15/27 (d)	EUR	372	438,710
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27 (b)	USD	2,566	2,566,603
Vertiv Group Corp., 4.13%, 11/15/28 (b)		687	678,557
			7,100,684
Media — 4.7%
Allwyn Entertainment Financing U.K. PLC, 4.13%, 02/15/31 (d)	EUR	100	115,757
APLD ComputeCo LLC, 9.25%, 12/15/30 (b)	USD	336	329,582
Cable One, Inc.
0.00%, 03/15/26 (l)		114	112,290
1.13%, 03/15/28		1,148	934,242
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29 (b)		76	75,143
6.38%, 09/01/29 (b)		1,243	1,260,086
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued)
4.75%, 03/01/30 (b)	USD	229	$ 218,706
4.25%, 02/01/31 (b)		1,418	1,302,929
4.75%, 02/01/32 (b)		829	757,658
4.50%, 05/01/32		803	720,722
4.50%, 06/01/33 (b)		874	765,063
4.25%, 01/15/34 (b)(e)		3,382	2,875,628
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, 05/01/47		3,000	2,471,234
Cinemark USA, Inc., 7.00%, 08/01/32 (b)		101	104,808
Cipher Compute LLC, 7.13%, 11/15/30 (b)(e)		1,096	1,116,257
CSC Holdings LLC (b)
5.50%, 04/15/27		606	519,596
5.38%, 02/01/28		800	580,421
11.25%, 05/15/28		1,317	1,047,891
11.75%, 01/31/29		883	656,023
Directv Financing LLC, 8.88%, 02/01/30 (b)(e)		841	850,919
Directv Financing LLC/Directv Financing Co-Obligor, Inc. (b)
5.88%, 08/15/27 (e)		648	651,804
10.00%, 02/15/31		616	629,584
DISH DBS Corp. (b)
5.25%, 12/01/26		1,555	1,507,957
5.75%, 12/01/28		1,201	1,179,085
DISH Network Corp., 11.75%, 11/15/27 (b)		2,070	2,154,415
Flash Compute LLC, 7.25%, 12/31/30 (b)		924	915,465
Gray Media, Inc. (b)
10.50%, 07/15/29 (e)		103	110,760
9.63%, 07/15/32		824	855,121
7.25%, 08/15/33		1,046	1,068,833
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (b)		580	405,391
Live Nation Entertainment, Inc., 4.75%, 10/15/27 (b)(e)		412	412,839
Midcontinent Communications, 8.00%, 08/15/32 (b)		781	799,451
Neptune Bidco U.S., Inc., 10.38%, 05/15/31 (b)		314	321,957
Odeon Finco PLC, 12.75%, 11/01/27 (b)		400	412,426
Sinclair Television Group, Inc., 8.13%, 02/15/33 (b)(e)		889	928,498
Sirius XM Radio LLC (b)
3.13%, 09/01/26		50	49,560
5.00%, 08/01/27		983	985,394
4.00%, 07/15/28		96	93,846
Sunrise FinCo I BV
4.88%, 07/15/31 (b)		794	756,285
4.63%, 05/15/32 (d)	EUR	100	118,699
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28 (b)	USD	400	397,460
Univision Communications, Inc. (b)
8.00%, 08/15/28		1,009	1,044,996
8.50%, 07/31/31		356	371,888
9.38%, 08/01/32		1,584	1,702,504
Versant Media Group, Inc., 7.25%, 01/30/31 (b)		306	315,697
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32 (d)	GBP	100	135,216
VZ Secured Financing BV, 5.25%, 01/15/33 (d)	EUR	100	115,217
WULF Compute LLC, 7.75%, 10/15/30 (b)(e)	USD	1,328	1,368,170
Ziggo Bond Co. BV, 5.13%, 02/28/30 (b)		295	263,364
Ziggo BV, 4.88%, 01/15/30 (b)		217	205,115
			37,091,952
Security		Par (000)	Value
Metals & Mining — 2.5%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30 (b)	USD	364	$ 372,216
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	191,912
Arsenal AIC Parent LLC (b)
8.00%, 10/01/30		312	331,082
11.50%, 10/01/31		1,160	1,276,642
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43		250	237,424
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (b)		1,014	1,021,356
Carpenter Technology Corp., 5.63%, 03/01/34 (b)		456	463,171
Cleveland-Cliffs, Inc., 6.88%, 11/01/29 (b)		563	583,106
Commercial Metals Co. (b)
5.75%, 11/15/33		526	537,852
6.00%, 12/15/35		542	555,635
Constellium SE (b)
5.63%, 06/15/28		250	249,964
3.75%, 04/15/29 (e)		1,492	1,440,687
6.38%, 08/15/32		422	435,513
CSN Resources SA, 4.63%, 06/10/31 (d)		200	153,160
ERO Copper Corp., 6.50%, 02/15/30 (b)		110	110,344
First Quantum Minerals Ltd. (b)
9.38%, 03/01/29		892	939,276
8.00%, 03/01/33		265	282,365
7.25%, 02/15/34		253	265,890
Freeport Indonesia PT, 4.76%, 04/14/27 (d)		200	200,500
Glencore Funding LLC, 6.14%, 04/01/55 (b)(e)		600	619,165
Kaiser Aluminum Corp. (b)
4.50%, 06/01/31		1,209	1,168,044
5.88%, 03/01/34		872	874,735
Navoi Mining & Metallurgical Combinat (b)
6.70%, 10/17/28		200	207,000
6.95%, 10/17/31		200	213,125
New Gold, Inc., 6.88%, 04/01/32 (b)		415	440,415
Nexa Resources SA, 6.75%, 04/09/34 (b)		200	213,250
Novelis Corp. (b)
4.75%, 01/30/30 (e)		618	596,160
6.88%, 01/30/30		605	628,202
3.88%, 08/15/31		1,169	1,065,500
6.38%, 08/15/33		1,681	1,704,149
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (d)	EUR	300	344,316
Rio Tinto Finance USA PLC, 4.13%, 08/21/42	USD	400	343,821
Samarco Mineracao SA (g)
(9.00% Cash or 9.00% PIK), 9.50%, 06/30/31 (d)		203	206,562
(9.00% PIK), 9.50%, 06/30/31 (b)		15	15,348
Stillwater Mining Co., 4.50%, 11/16/29 (b)		200	188,500
Vale Overseas Ltd., 6.40%, 06/28/54		73	74,497
Vallourec SACA, 7.50%, 04/15/32 (b)		555	589,289
Vedanta Resources Finance II PLC, 10.88%, 09/17/29 (b)		200	210,813
Volcan Cia Minera SAA, 8.50%, 10/28/32 (b)		169	173,416
			19,524,402
Mortgage Real Estate Investment Trusts (REITs) (b) — 0.2%
Arbor Realty SR, Inc.
8.50%, 12/15/28		135	134,460
7.88%, 07/15/30		197	188,231
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		388	384,001
Starwood Property Trust, Inc.
7.25%, 04/01/29		226	238,679
6.00%, 04/15/30		115	118,036

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc. (continued)
6.50%, 07/01/30	USD	292	$ 304,588
6.50%, 10/15/30		323	336,758
			1,704,753
Multi-Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30 (b)		169	180,034
Oil, Gas & Consumable Fuels — 7.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29 (b)		504	528,029
Antero Midstream Partners LP/Antero Midstream Finance Corp. (b)
5.38%, 06/15/29		263	263,007
6.63%, 02/01/32		383	396,437
Apache Corp., 5.25%, 02/01/42 (e)		800	696,688
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (b)
9.00%, 11/01/27		214	272,044
6.63%, 07/15/33 (e)		232	240,130
Blue Racer Midstream LLC/Blue Racer Finance Corp. (b)
7.00%, 07/15/29		296	308,702
7.25%, 07/15/32		238	252,583
Breakwater Energy Holdings SARL, 9.25%, 11/15/30 (b)		250	261,789
Buckeye Partners LP
6.88%, 07/01/29 (b)		27	28,086
6.75%, 02/01/30 (b)		118	123,871
5.85%, 11/15/43		182	170,675
5.60%, 10/15/44		117	106,043
Caturus Energy LLC, 8.50%, 02/15/30 (b)		1,225	1,275,769
CD&R Firefly Bidco PLC, 8.63%, 04/30/29 (d)	GBP	100	141,035
Chord Energy Corp., 6.75%, 03/15/33 (b)	USD	149	154,083
CITGO Petroleum Corp., 8.38%, 01/15/29 (b)		1,110	1,154,205
Civitas Resources, Inc. (b)
8.38%, 07/01/28		300	309,118
8.75%, 07/01/31		252	261,425
CNX Midstream Partners LP, 4.75%, 04/15/30 (b)		124	120,211
CNX Resources Corp., 7.25%, 03/01/32 (b)		154	160,761
Comstock Resources, Inc. (b)
6.75%, 03/01/29 (e)		436	436,968
6.75%, 03/01/29		180	179,639
5.88%, 01/15/30		844	820,921
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (b)		1,938	1,917,299
Crescent Energy Finance LLC (b)
7.63%, 04/01/32 (e)		340	329,638
7.38%, 01/15/33		296	280,890
8.38%, 01/15/34		175	173,835
DBR Land Holdings LLC, 6.25%, 12/01/30 (b)		283	289,475
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33 (b)		397	405,118
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (b)		166	175,851
Ecopetrol SA, 8.88%, 01/13/33		139	147,896
EG Global Finance PLC, 12.00%, 11/30/28 (b)		391	424,971
Empresa Nacional del Petroleo, 5.95%, 07/30/34 (b)		200	208,688
Enbridge, Inc. (a)(e)
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78		1,865	1,886,166
Series 2020-A, (5-year CMT + 5.31%), 5.75%, 07/15/80		3,000	3,028,503
Energean PLC, 5.63%, 05/12/31 (b)	EUR	100	117,519
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
6.13%, 12/15/45 (e)	USD	500	$ 490,808
5.30%, 04/15/47		350	310,581
(5-year CMT + 4.02%), 8.00%, 05/15/54 (a)		695	741,881
Series H, (5-year CMT + 5.69%), 6.50% (a)(e)(h)		4,521	4,540,910
EQT Corp., 4.50%, 01/15/29		32	32,075
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		227	227,934
8.00%, 05/15/33		16	16,610
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33 (b)		170	173,101
Gran Tierra Energy, Inc., 9.50%, 10/15/29 (b)		200	139,000
Greensaif Pipelines Bidco SARL, 5.85%, 02/23/36 (b)		200	208,786
Gulfport Energy Operating Corp., 6.75%, 09/01/29 (b)		242	249,909
Harvest Midstream I LP, 7.50%, 05/15/32 (b)(e)		147	153,230
Hess Corp., 4.30%, 04/01/27		750	753,173
Hess Midstream Operations LP (b)
6.50%, 06/01/29		365	376,935
4.25%, 02/15/30		151	147,691
Hilcorp Energy I LP/Hilcorp Finance Co. (b)
6.25%, 11/01/28		188	189,067
5.75%, 02/01/29		206	203,810
6.00%, 04/15/30		28	27,208
6.25%, 04/15/32		21	19,769
8.38%, 11/01/33		405	413,527
6.88%, 05/15/34		574	537,844
7.25%, 02/15/35		107	101,690
Howard Midstream Energy Partners LLC (b)
7.38%, 07/15/32		152	160,387
6.63%, 01/15/34 (e)		417	428,398
Impulsora Pipeline LLC, 6.05%, 01/01/43 (c)		1,406	1,239,292
ITT Holdings LLC, 6.50%, 08/01/29 (b)(e)		961	922,225
KazMunayGas National Co. JSC, 5.75%, 04/19/47 (d)		200	188,644
Kinetik Holdings LP, 6.63%, 12/15/28 (b)		76	78,255
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32 (b)		190	195,277
Matador Resources Co. (b)
6.88%, 04/15/28		332	339,266
6.50%, 04/15/32		399	404,652
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31 (d)		181	158,806
MPLX LP, 1.75%, 03/01/26		235	234,073
Murphy Oil Corp., 5.88%, 12/01/42		35	30,092
Nabors Industries, Inc., 7.63%, 11/15/32 (b)		204	200,507
NGL Energy Operating LLC/NGL Energy Finance Corp. (b)
8.13%, 02/15/29		759	787,815
8.38%, 02/15/32		827	856,412
Noble Finance II LLC, 8.00%, 04/15/30 (b)		119	123,631
Northern Oil & Gas, Inc., 7.88%, 10/15/33 (b)		528	514,090
Northriver Midstream Finance LP, 6.75%, 07/15/32 (b)		227	231,325
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (b)		198	190,682
Permian Resources Operating LLC (b)
8.00%, 04/15/27		230	233,004
5.88%, 07/01/29		528	531,095
7.00%, 01/15/32 (e)		288	300,193
6.25%, 02/01/33		731	749,835
Petrobras Global Finance BV, 6.75%, 01/27/41		148	149,449
Petroleos del Peru SA, 4.75%, 06/19/32 (b)		200	148,812
Petroleos Mexicanos
8.75%, 06/02/29		336	360,827
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (continued)
5.95%, 01/28/31	USD	256	$ 247,782
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36 (b)		155	164,277
Prairie Acquiror LP, 9.00%, 08/01/29 (b)		253	262,974
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30 (b)		200	194,976
Raizen Fuels Finance SA, 6.45%, 03/05/34 (b)		200	164,750
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (b)		66	65,856
Shell Finance U.S., Inc., 4.00%, 05/10/46 (e)		450	363,802
Sunoco LP (b)
5.63%, 03/15/31		169	170,238
6.63%, 08/15/32		253	260,038
6.25%, 07/01/33		346	354,414
5.88%, 03/15/34		171	170,985
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
5.50%, 01/15/28		178	178,096
7.38%, 02/15/29		973	1,005,657
6.00%, 09/01/31		128	127,401
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29 (b)		290	287,167
TransMontaigne Partners LLC, 8.50%, 06/15/30 (b)		76	76,729
Transocean International Ltd. (b)
8.25%, 05/15/29		156	157,225
8.75%, 02/15/30		150	156,736
8.50%, 05/15/31		311	308,054
7.88%, 10/15/32		273	285,121
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (b)		78	79,368
Trident Energy Finance PLC, 12.50%, 11/30/29 (d)		200	203,188
Valaris Ltd., 8.38%, 04/30/30 (b)		232	241,388
Venture Global LNG, Inc. (b)
9.50%, 02/01/29		2,186	2,265,739
7.00%, 01/15/30		47	45,234
8.38%, 06/01/31 (e)		2,345	2,331,929
9.88%, 02/01/32		1,399	1,445,268
Venture Global Plaquemines LNG LLC (b)
6.13%, 12/15/30		1,136	1,156,839
7.50%, 05/01/33		505	545,653
6.50%, 01/15/34		1,172	1,200,409
7.75%, 05/01/35		1,425	1,560,309
6.75%, 01/15/36		1,435	1,469,857
Vista Energy Argentina SAU, 8.50%, 06/10/33 (b)		77	78,733
Vital Energy, Inc.
7.75%, 07/31/29 (b)		140	139,735
9.75%, 10/15/30		148	155,315
7.88%, 04/15/32 (b)(e)		271	267,012
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (b)		398	401,750
			56,450,655
Passenger Airlines — 0.2%
ABRA Global Finance, (6.00% Cash + 8.00% PIK), 14.00%, 10/22/29 (b)(g)		167	166,848
American Airlines, Inc., 8.50%, 05/15/29 (b)		429	448,688
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29 (b)		67	68,229
Avianca Midco 2 PLC, 9.00%, 12/01/28		165	166,167
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31 (b)		460	463,432
OneSky Flight LLC, 8.88%, 12/15/29 (b)		318	340,303
			1,653,667
Security		Par (000)	Value
Personal Care Products — 0.1%
Opal Bidco SAS
5.50%, 03/31/32 (d)	EUR	100	$ 121,232
6.50%, 03/31/32 (b)	USD	431	441,438
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		232	225,983
			788,653
Pharmaceuticals — 1.8%
1261229 B.C. Ltd., 10.00%, 04/15/32 (b)		6,640	6,905,712
AbbVie, Inc., 5.35%, 03/15/44 (e)		1,500	1,482,331
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32 (b)		239	252,458
Bausch Health Cos., Inc. (b)
4.88%, 06/01/28		214	191,530
11.00%, 09/30/28		644	667,081
Becton Dickinson & Co., 4.69%, 12/15/44 (e)		600	531,525
CVS Health Corp., 6.00%, 06/01/44 (e)		1,110	1,115,455
Dolcetto Holdco SpA, 5.63%, 07/14/32 (d)	EUR	100	119,281
Grifols SA (d)
2.25%, 11/15/27		214	250,266
7.13%, 05/01/30		100	123,296
Gruenenthal GmbH, 4.63%, 11/15/31 (d)		100	118,752
Nidda Healthcare Holding GmbH (d)
7.00%, 02/21/30		100	121,990
(3-mo. EURIBOR + 3.25%), 5.28%, 10/15/32 (a)		100	118,581
Option Care Health, Inc., 4.38%, 10/31/29 (b)	USD	314	306,787
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28 (b)		600	584,661
Rossini SARL, (3-mo. EURIBOR + 3.88%), 5.89%, 12/31/29 (a)(d)	EUR	42	50,742
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	521	514,162
6.75%, 03/01/28		400	415,380
Viatris, Inc., 2.30%, 06/22/27		392	380,774
			14,250,764
Real Estate Management & Development — 0.4%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28 (g)	EUR	145	186,861
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30 (d)		100	119,547
Alpha Star Holding IX Ltd., 7.00%, 08/26/28 (d)	USD	200	204,414
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30 (b)		24	24,216
Series AI, 7.00%, 04/15/30		348	346,501
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30 (b)		535	580,621
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31 (b)		399	426,170
Fantasia Holdings Group Co. Ltd. (d)(f)(k)
11.75%, 04/17/22		430	4,300
12.25%, 10/18/22		200	2,000
11.88%, 06/01/23		200	2,000
9.25%, 07/28/23		400	4,000
Five Point Operating Co. LP, 8.00%, 10/01/30 (b)		345	360,449
New Immo Holding SA (d)
3.25%, 07/23/27	EUR	100	117,260
4.95%, 11/14/30		100	118,199
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30 (d)	USD	200	199,951
Vivion Investments SARL (d)
5.63%, 06/08/30	EUR	100	113,186

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development (continued)
Vivion Investments SARL (d) (continued)
(6.50% Cash and 1.75% PIK), 8.25%, 08/31/28 (g)	EUR	14	$ 16,428
(6.50% PIK), 6.50%, 02/28/29 (g)		100	117,180
			2,943,283
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27 (b)	USD	434	428,927
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc., 5.88%, 10/01/33 (b)		104	106,145
Broadcom, Inc. (e)
4.15%, 04/15/32 (b)		1,000	977,844
3.50%, 02/15/41		800	650,788
Kioxia Holdings Corp., 6.63%, 07/24/33		371	385,794
QUALCOMM, Inc. (e)
5.40%, 05/20/33		400	423,572
4.30%, 05/20/47		700	587,737
			3,131,880
Software — 3.5%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (b)(e)		5,989	5,970,976
Camelot Finance SA, 4.50%, 11/01/26 (b)		105	104,285
Capstone Borrower, Inc., 8.00%, 06/15/30 (b)		1,570	1,617,059
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29 (b)		238	206,851
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29 (b)		373	316,234
Cloud Software Group, Inc. (b)(e)
6.50%, 03/31/29		1,389	1,407,179
9.00%, 09/30/29		4,375	4,556,608
8.25%, 06/30/32		1,597	1,668,929
CoreLogic, Inc., 4.50%, 05/01/28 (b)		1,759	1,723,231
CoreWeave, Inc., 9.25%, 06/01/30 (b)(e)		476	442,572
Elastic NV, 4.13%, 07/15/29 (b)		413	399,977
Electronic Arts, Inc., 2.95%, 02/15/51 (e)		236	217,688
Ellucian Holdings, Inc., 6.50%, 12/01/29 (b)		1,361	1,387,745
IPD 3 BV, 5.50%, 06/15/31 (d)	EUR	100	118,867
Microsoft Corp., 2.92%, 03/17/52 (e)	USD	3,550	2,325,381
Oracle Corp.
3.95%, 03/25/51		250	164,490
6.13%, 08/03/65 (e)		600	531,356
Playtika Holding Corp., 4.25%, 03/15/29 (b)		67	60,083
Sabre GLBL, Inc., 10.75%, 03/15/30 (b)(e)		445	366,134
SS&C Technologies, Inc., 6.50%, 06/01/32 (b)		674	701,239
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 5.53%, 07/31/31 (a)(d)	EUR	100	118,325
Twilio, Inc.
3.63%, 03/15/29	USD	206	198,991
3.88%, 03/15/31		209	199,746
UKG, Inc., 6.88%, 02/01/31 (b)(e)		2,126	2,183,855
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (b)		955	901,232
			27,889,033
Specialty Retail — 0.2%
Advance Auto Parts, Inc., 7.00%, 08/01/30 (b)		229	230,213
Afflelou SAS, 6.00%, 07/25/29 (d)	EUR	100	122,255
Bubbles Bidco SpA, (3-mo. EURIBOR + 4.25%), 6.27%, 09/30/31 (a)(d)		100	118,512
Duomo Bidco SpA, (3-mo. EURIBOR + 3.25%), 5.31%, 01/15/32 (a)(d)		100	118,420
Security		Par (000)	Value
Specialty Retail (continued)
Ferrellgas LP / Ferrellgas Finance Corp., 9.25%, 01/15/31 (b)	USD	265	$ 272,933
Staples, Inc., 10.75%, 09/01/29 (b)		243	241,586
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (b)		117	112,323
			1,216,242
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc., 2.65%, 02/08/51 (e)		2,500	1,545,431
Seagate Data Storage Technology Pte Ltd. (b)
8.25%, 12/15/29		341	361,609
8.50%, 07/15/31		615	653,845
Seagate Data Storage Technology Pte. Ltd., 5.88%, 07/15/30 (b)		339	349,463
			2,910,348
Textiles, Apparel & Luxury Goods — 0.5%
Beach Acquisition Bidco LLC (b)
5.25%, 07/15/32	EUR	613	733,403
(10.00% Cash or 10.75% PIK), 10.00%, 07/15/33 (g)	USD	2,346	2,589,475
Levi Strauss & Co. (b)
4.00%, 08/15/30	EUR	165	196,919
3.50%, 03/01/31	USD	21	19,556
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.78%, 07/01/29 (a)(d)	EUR	100	118,480
			3,657,833
Tobacco (e) — 0.3%
Altria Group, Inc., 3.40%, 02/04/41	USD	750	579,929
BAT Capital Corp.
7.08%, 08/02/43		500	561,609
4.54%, 08/15/47		715	593,112
Philip Morris International, Inc., 3.88%, 08/21/42		900	741,702
			2,476,352
Transportation Infrastructure — 0.2%
Edge Finco PLC, 8.13%, 08/15/31 (d)	GBP	100	143,222
FedEx Corp. (e)
3.90%, 02/01/35	USD	500	460,223
4.40%, 01/15/47		500	387,235
Mobico Group PLC, 3.63%, 11/20/28 (d)	GBP	100	121,487
Ocado Group PLC, 11.00%, 06/15/30 (d)		100	135,959
			1,248,126
Utilities — 0.4%
AES Andes SA, 6.30%, 03/15/29 (b)	USD	200	206,336
TransAlta Corp., 5.88%, 02/01/34		343	345,370
VoltaGrid LLC, 7.38%, 11/01/30 (b)(e)		2,391	2,368,873
			2,920,579
Wireless Telecommunication Services — 1.5%
Altice France SA (b)
6.88%, 10/15/30		376	364,375
6.50%, 10/15/31		452	429,239
6.50%, 04/15/32		1,945	1,864,509
6.88%, 07/15/32		445	426,747
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32 (b)		1,659	1,722,258
Level 3 Financing, Inc., 8.50%, 01/15/36 (b)		2,182	2,234,330
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31 (b)		200	209,626
SoftBank Group Corp., 6.88%, 01/10/31 (d)		200	200,281
Telecom Argentina SA, 9.25%, 05/28/33 (b)		45	47,269
Turk Telekomunikasyon A/S, 6.95%, 10/07/32 (b)		200	204,062
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32 (b)		200	212,104
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Veon Midco BV, 3.38%, 11/25/27 (b)	USD	200	$ 189,062
Verizon Communications, Inc., 5.75%, 11/30/45 (e)		1,590	1,578,644
VF Ukraine PAT via VFU Funding PLC, 9.63%, 02/11/27 (d)		154	148,413
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29 (d)	GBP	200	255,179
4.25%, 01/31/31 (b)	USD	800	729,608
4.75%, 07/15/31 (b)		602	555,775
7.75%, 04/15/32 (b)		252	262,609
6.75%, 01/15/33 (b)		397	393,441
WOM Mobile SA, (12.50% PIK), 11.00%, 04/01/31 (b)(g)		11	10,735
Zegona Finance PLC, 6.75%, 07/15/29 (d)	EUR	90	111,147
			12,149,413
Total Corporate Bonds — 81.2% (Cost: $633,762,859)			644,356,183
Fixed Rate Loan Interests
IT Services — 0.3%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	USD	2,147	2,136,370
Software — 0.3%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		2,620	2,532,891
Total Fixed Rate Loan Interests — 0.6% (Cost: $4,766,759)			4,669,261
Floating Rate Loan Interests (a)
Advertising Agencies — 0.2%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.83%, 08/23/28		864	864,807
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.03%, 04/11/29		566	558,698
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 8.93%, 02/15/29		112	103,947
			1,527,452
Aerospace & Defense — 0.1%
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.43%, 02/26/32		15	15,479
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.38%, 02/26/32		393	394,358
Propulsion BC Finco SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 12/01/32		260	260,536
Signia Aerospace LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.57%, 12/11/31		191	191,249
			861,622
Security		Par (000)	Value
Automobile Components — 0.1%
Clarios Global LP, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 01/28/32	USD	471	$ 472,308
Tenneco, Inc.
2022 Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 4.85%), 8.74%, 11/17/28		39	38,380
2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 8.99%, 11/17/28		314	308,271
			818,959
Biotechnology — 0.0%
Parexel International Corporation, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 12/12/31		250	250,755
Building Products — 0.1%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 09/08/32		59	59,325
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.97%, 07/08/30		131	126,099
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 10/19/29		650	652,456
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 08/05/31		274	264,981
			1,102,861
Capital Markets — 0.1%
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 07/30/31		61	60,936
Gryphon Acquire NewCo LLC, Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.85%, 09/13/32		400	402,544
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.22%, 10/16/31 (c)		181	182,308
			645,788
Chemicals — 0.2%
Advancion Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 11.57%, 11/24/28		118	105,195
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.61%, 10/04/29		682	654,347
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 7.70%, 07/03/28		400	349,266
Olympus Water U.S. Holding Corp., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 11/03/32		352	349,582
Oxea Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.29%, 04/08/31		46	33,549
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.69%, 08/19/32		193	193,333
			1,685,272

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies — 0.3%
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 08/12/32	USD	201	$ 201,215
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 08/20/32		661	663,658
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.57%, 02/23/29		452	427,870
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 1.50% and 3.75% PIK), 9.09%, 07/31/30 (g)		170	162,875
ION Platform Finance U.S., Inc., USD Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 10/07/32		138	129,429
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.04%, 12/17/28 (f)(k)		138	16,508
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 01/30/31		377	377,671
			1,979,226
Communications Equipment — 0.0%
COMMSCOPE, 2024 Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 4.75%), 8.47%, 12/17/29		189	188,972
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.35%, 08/01/30		1,116	1,014,971
Consumer Discretionary — 0.1%
Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 01/31/31		367	367,231
Jupiter Buyer, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 11/01/31		91	92,181
			459,412
Consumer Staples Distribution & Retail — 0.2%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.21%, 08/30/32		1,094	1,099,011
Pye-Barker Fire & Safety LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 12/16/32		233	234,519
			1,333,530
Containers & Packaging — 0.1%
LABL, Inc., 2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 8.94%, 10/30/28		467	293,832
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 04/15/30		357	349,192
Potters Industries LLC, 2025 Repriced Term Loan B, (1-mo. CEM Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/09/32 (c)		140	140,525
			783,549
Security		Par (000)	Value
Diversified Telecommunication Services — 0.3%
Delta Topco, Inc., 2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.04%, 11/29/30	USD	78	$ 76,732
Frontier Communications Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.24%, 07/01/31		98	97,859
Lumen Technologies, Inc., 2024 Term Loan A, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.72%, 06/01/28		81	81,500
Windstream Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.85%), 8.57%, 10/01/31 (c)		330	330,528
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 3.00% and 0.50% PIK), 7.33%, 03/11/30 (g)		1,565	1,481,170
			2,067,789
Electronic Equipment, Instruments & Components — 0.1%
Lsf12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.37%, 12/02/31		399	401,418
Pinnacle Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.49%, 10/01/32		162	162,116
			563,534
Energy Equipment & Services — 0.0%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.22%, 07/31/31		102	100,255
Financial Services — 0.0%
Orion U.S. Finco, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.43%, 10/08/32		114	114,463
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 09/29/28		261	260,993
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.97%, 01/15/31		606	611,935
			872,928
Health Care Providers & Services — 0.2%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.65%, 05/19/31		439	440,429
2024 Incremental Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.33%, 05/19/31		200	200,661
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.60% and 4.00% PIK), 14.53%, 01/28/28 (g)		343	244,226
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 09/27/30		755	755,365
			1,640,681
Hotels, Restaurants & Leisure — 0.0%
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.44%, 11/01/29		172	168,223
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Sabre GLBL, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 9.82%, 11/15/29	USD	71	$ 62,804
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 9.82%, 11/15/29 (c)		35	30,837
			261,864
Household Durables — 0.0%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 01/20/32		114	114,534
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 4.61%), 8.33%, 12/19/29		52	51,160
			165,694
Insurance — 0.2%
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.92%, 02/15/31		292	291,276
Asurion LLC, 2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.97%, 09/19/30		285	284,573
Hyperion Insurance Group Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.49%, 04/18/30		42	41,864
Jones DesLauriers Insurance Management Inc., 2025 Repriced Term Loan B, 12/10/32 (m)		318	318,575
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.72%, 07/02/31		50	49,811
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 05/06/32		852	861,354
			1,847,453
Interactive Media & Services — 0.0%
MH Sub I LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.97%, 05/03/28		115	106,236
Internet Software & Services — 0.1%
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 08/31/28		72	72,121
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.47%, 03/15/30		464	459,420
			531,541
IT Services — 0.2%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 09/29/31		44	43,967
Finastra USA, Inc.
2025 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 7.00%), 10.72%, 09/15/33		219	214,254
2025 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 09/15/32		822	802,980
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.78%, 06/27/31		148	148,160
			1,209,361
Security		Par (000)	Value
Leisure Products — 0.0%
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.26%), 6.93%, 07/22/30	USD	291	$ 290,246
Machinery — 0.2%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, 06/23/30 (m)		49	49,138
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.86%, 12/21/29		123	124,959
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.53%, 02/15/29		1,048	1,054,307
			1,228,404
Media — 0.4%
Altice France SA, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.86%, 05/31/31		422	421,833
CMG Media Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 7.27%, 06/18/29		266	247,435
Coral-U.S. Co-Borrower LLC, 2025 Term Loan B7, (3- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.15%, 01/31/32		184	179,885
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27		533	464,549
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.34%, 02/17/31		1,144	1,140,919
Gray Media, Inc.
2021 Term Loan D, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 6.99%, 12/01/28		145	145,360
2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.12%, 06/04/29		1	1,241
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 06/25/31		16	15,825
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.23% and 1.50% PIK), 10.45%, 09/25/29 (g)		738	564,737
Versant Media Group, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.16%, 01/30/31		173	172,893
			3,354,677
Metals & Mining — 0.1%
BradyPlus Holdings LLC, 2025 Term Loan B, (3-mo. CEM Term SOFR at 0.00% Floor + 3.50%), 7.17%, 12/11/30		622	614,741
Oil, Gas & Consumable Fuels — 0.0%
Stakeholder Midstream LLC, Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 01/02/31		330	331,206
Personal Care Products — 0.0%
ACP Tara Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 12/15/32 (c)		132	132,660

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2025 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.22%, 08/01/32	USD	508	$ 511,536
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.47%, 04/23/31		239	236,791
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 7.77%, 10/01/27		1	1,608
			749,935
Software — 0.4%
Ascend Learning LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.72%, 12/11/28		47	46,879
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 02/15/29		928	928,959
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.82%, 07/30/31		740	737,395
Boxer Parent Company Inc., 2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.75%), 9.47%, 07/30/32		339	325,694
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 07/06/29		94	79,211
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.33%, 06/02/28		201	201,085
Darktrace PLC, 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.19%, 10/09/31		119	119,062
Ellucian Holdings, Inc., 2024 2nd Lien Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.47%, 11/22/32		230	231,509
RealPage, Inc., 2024 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 04/24/28		200	200,924
Sabre GLBL, Inc. (c)
2025 11th Amendment Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.35%), 10.07%, 07/30/29		25	22,187
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.35%), 10.07%, 07/30/29		13	11,372
			2,904,277
Technology Hardware, Storage & Peripherals — 0.0%
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.37%, 05/25/29		204	103,136
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.37%, 05/25/29		29	14,961
			118,097
Security		Par (000)	Value
Wireless Telecommunication Services — 0.3%
Digicel International Finance Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.02%, 08/06/32	USD	386	$ 384,622
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 03/29/32		1,480	1,483,330
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 10/06/32 (c)		319	319,798
			2,187,750
Total Floating Rate Loan Interests — 4.3% (Cost: $34,576,496)			34,046,161
Foreign Agency Obligations
Argentina — 0.0%
Argentine Republic Government International Bonds, 1.75%, 07/09/27 (j)		209	178,270
Bahrain — 0.0%
Bahrain Government International Bonds, 5.45%, 09/16/32 (d)		200	194,120
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35 (b)		314	330,975
Benin — 0.1%
Benin Government International Bonds, 7.96%, 02/13/38 (b)		400	415,624
Brazil — 0.0%
Brazilian Government International Bond, 6.63%, 03/15/35		306	315,486
Bulgaria — 0.0%
Bulgaria Government International Bonds, Series 13Y, 5.00%, 03/05/37 (d)		190	188,670
Cayman Islands — 0.0%
Kyrgyz Republic International Bonds, 7.75%, 06/03/30 (b)		200	205,750
Chile — 0.1%
Chile Government International Bonds
3.75%, 01/14/32	EUR	146	174,153
4.34%, 03/07/42 (e)	USD	200	178,600
			352,753
Colombia — 0.1%
Colombia Government International Bonds
8.00%, 04/20/33		200	215,000
8.00%, 11/14/35		200	213,050
7.75%, 11/07/36		200	208,450
6.50%, 11/26/38	EUR	137	155,770
			792,270
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Costa Rica — 0.0%
Costa Rica Government International Bonds, 7.30%, 11/13/54 (b)	USD	200	$ 224,100
Dominican Republic — 0.1%
Dominican Republic International Bonds (b)
4.50%, 01/30/30		360	352,114
7.05%, 02/03/31		300	322,182
6.95%, 03/15/37		150	161,325
			835,621
Ecuador — 0.0%
Ecuador Government International Bonds, 6.90%, 07/31/30 (b)(j)		182	179,789
Egypt — 0.1%
Egypt Government International Bond, 9.45%, 02/04/33 (b)		200	228,886
Egypt Government International Bonds
5.63%, 04/16/30 (d)	EUR	147	172,322
7.63%, 05/29/32 (d)	USD	200	212,452
8.50%, 01/31/47 (b)		200	196,025
7.50%, 02/16/61 (b)		200	174,360
			984,045
Gabon — 0.0%
Gabon Government International Bonds, Series 4Y, 9.50%, 02/18/29 (d)		200	173,126
Guatemala — 0.1%
Guatemala Government Bonds (b)
7.05%, 10/04/32		200	219,300
6.60%, 06/13/36		200	214,754
6.25%, 08/15/36		200	209,252
			643,306
Hungary — 0.1%
Hungary Government International Bonds (b)
5.25%, 06/16/29		200	203,775
5.50%, 03/26/36		200	199,836
6.75%, 09/23/55		200	208,358
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29 (d)	EUR	274	344,700
			956,669
Indonesia — 0.0%
Indonesia Government International Bonds, 3.88%, 01/15/33		138	163,527
Ivory Coast — 0.1%
Ivory Coast Government International Bond, 8.25%, 01/30/37 (b)	USD	200	217,218
Ivory Coast Government International Bonds
6.38%, 03/03/28 (d)		200	202,737
5.88%, 10/17/31 (d)	EUR	202	239,171
8.08%, 04/01/36 (b)	USD	200	216,012
			875,138
Jordan — 0.0%
Jordan Government International Bonds, 7.50%, 01/13/29 (b)		200	210,436
Kenya — 0.0%
Republic of Kenya Government International Bonds, 9.75%, 02/16/31 (b)		200	218,500
Latvia — 0.1%
Latvia Government International Bonds, 5.13%, 07/30/34 (b)		400	409,336
Security		Par (000)	Value
Mexico — 0.2%
Eagle Funding Luxco SARL, 5.50%, 08/17/30 (b)	USD	250	$ 254,250
Mexico Government International Bonds
5.38%, 03/22/33		200	198,146
5.63%, 09/22/35		324	320,031
6.63%, 01/29/38		200	208,900
5.13%, 03/19/38	EUR	123	143,872
			1,125,199
Montenegro — 0.0%
Montenegro Government International Bonds, 2.88%, 12/16/27 (d)		142	163,599
Morocco — 0.1%
Morocco Government International Bonds (b)
5.95%, 03/08/28	USD	200	205,937
4.75%, 04/02/35	EUR	290	347,498
			553,435
Nigeria — 0.1%
Nigeria Government International Bonds
10.38%, 12/09/34 (b)	USD	200	236,989
9.13%, 01/13/46 (b)		200	214,750
7.63%, 11/28/47 (d)		200	188,646
			640,385
Oman — 0.1%
Oman Government International Bonds, 6.75%, 01/17/48 (d)		309	340,768
Panama — 0.1%
Panama Government International Bonds
7.50%, 03/01/31		200	221,700
6.40%, 02/14/35		200	210,633
			432,333
Paraguay — 0.0%
Paraguay Government International Bonds, 2.74%, 01/29/33		200	178,800
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 5.50%, 05/06/30 (b)		200	205,500
Peru Government International Bonds
2.78%, 01/23/31		310	286,905
1.86%, 12/01/32 (e)		201	166,076
			658,481
Poland — 0.0%
Republic of Poland Government International Bonds
Series 10Y, 4.88%, 10/04/33 (e)		138	139,924
Series 30Y, 5.50%, 04/04/53		180	171,766
			311,690
Republic of North Macedonia — 0.0%
North Macedonia Government International Bonds, 6.96%, 03/13/27 (d)	EUR	134	163,185
Romania — 0.1%
Romanian Government International Bonds
2.12%, 07/16/31 (d)		366	377,300
6.25%, 09/10/34 (b)		297	366,706
6.75%, 07/11/39 (b)		71	86,801
6.50%, 10/07/45 (b)		185	215,977
			1,046,784
Saudi Arabia — 0.0%
Saudi Government International Bonds, 5.00%, 01/18/53 (b)	USD	238	212,157

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Serbia — 0.1%
Serbia International Bonds
6.50%, 09/26/33 (d)	USD	200	$ 214,500
6.00%, 06/12/34 (b)		200	206,500
			421,000
South Africa — 0.1%
Republic of South Africa Government International Bonds
7.10%, 11/19/36 (b)		200	214,588
7.95%, 11/19/54 (b)		200	215,000
Series 30Y, 5.00%, 10/12/46		200	156,702
Series 30Y, 5.75%, 09/30/49		200	168,750
			755,040
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bonds, 6.40%, 06/26/34 (b)		400	402,800
Turkey — 0.1%
Turkiye Government International Bonds, Series 7Y, 7.13%, 02/12/32		400	423,600
Ukraine — 0.0%
Ukraine Government International Bonds (d)(j)
4.50%, 02/01/29		55	41,368
3.00%, 02/01/30		6	3,591
3.00%, 02/01/34		15	7,357
4.50%, 02/01/34		34	20,623
3.00%, 02/01/35		13	7,181
3.00%, 02/01/36		13	7,164
			87,284
United Arab Emirates — 0.0%
Republic of Armenia International Bonds, 6.75%, 03/12/35 (b)		200	208,126
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60		260	242,742
Uzbekistan — 0.1%
Republic of Uzbekistan International Bonds (b)
5.38%, 05/29/27	EUR	100	120,074
7.85%, 10/12/28	USD	200	213,996
			334,070
Total Foreign Agency Obligations — 2.2% (Cost: $17,296,732)			17,548,989
Municipal Bonds
Arizona — 0.1%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29 (b)		700	734,318
California — 0.1%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.71%, 06/01/41		1,000	777,447
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		698	715,399
Massachusetts — 0.1%
Massachusetts Educational Financing Authority, Refunding RB, Series A, 6.35%, 07/01/49		680	703,351
New York — 0.1%
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		1,000	1,035,586
Security		Par (000)	Value
Texas — 0.1%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26 (b)	USD	850	$ 853,312
Total Municipal Bonds — 0.6% (Cost: $4,712,471)			4,819,413
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 12.6%
A&D Mortgage Trust, Series 2024-NQM5, Class A1, 5.70%, 11/25/69 (b)		1,280	1,288,727
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64 (b)		398	399,855
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57 (a)(b)		1	265
Alternative Loan Trust
Series 2005-9CB, Class 1A3, (1-mo. Term SOFR + 0.56%), 4.30%, 05/25/35 (a)		932	824,758
Series 2006-40T1, Class 2A5, (1-mo. Term SOFR + 0.51%), 4.25%, 12/25/36 (a)		2,260	451,637
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		1,304	519,471
Series 2006-J7, Class 2A1, (1-mo. SOFR US + 1.61%), 2.72%, 11/20/46 (a)		2,281	2,036,751
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,731	639,929
Series 2006-OA14, Class 3A1, (12-mo. MTA + 0.85%), 4.88%, 11/25/46 (a)		3,408	3,128,948
Series 2006-OA16, Class A2, (1-mo. Term SOFR + 0.49%), 4.23%, 10/25/46 (a)		2,268	2,149,341
Series 2006-OA18, Class A1, (1-mo. Term SOFR + 0.35%), 4.09%, 12/25/46 (a)		1,176	1,071,759
Series 2006-OA6, Class 1A1A, (1-mo. Term SOFR + 0.53%), 4.27%, 07/25/46 (a)		2,551	2,370,916
Series 2006-OA8, Class 1A1, (1-mo. Term SOFR + 0.49%), 4.23%, 07/25/46 (a)		926	851,641
Series 2007-12T1, Class A22, 5.75%, 06/25/37		3,202	1,345,377
Series 2007-12T1, Class A5, 6.00%, 06/25/37		1,554	679,395
Series 2007-19, Class 1A1, 6.00%, 08/25/37		528	238,900
Series 2007-22, Class 2A16, 6.50%, 09/25/37		6,830	2,374,751
Series 2007-23CB, Class A1, 6.00%, 09/25/37		3,773	1,707,510
Series 2007-4CB, Class 1A3, (1-mo. Term SOFR + 0.46%), 4.20%, 04/25/37 (a)		1,267	943,192
Series 2007-OA2, Class 1A1, (12-mo. MTA + 0.84%), 4.87%, 03/25/47 (a)		1,244	1,094,900
Angel Oak Mortgage Trust (b)
Series 2024-10, Class A1, 5.35%, 10/25/69		1,481	1,488,307
Series 2025-11, Class A1, 4.98%, 10/25/70 (a)		620	620,983
Series 2025-7, Class A1, 5.51%, 06/25/70		1,413	1,426,595
Bravo Residential Funding Trust (b)
Series 2021-NQM1, Class A1, 0.94%, 02/25/49 (a)		372	343,153
Series 2023-NQM3, Class A1, 4.85%, 09/25/62		307	306,287
Series 2023-NQM4, Class A1, 6.44%, 05/25/63		848	850,436
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49 (a)(b)		293	295,834
CHL Mortgage Pass-Through Trust
Series 2006-OA5, Class 3A1, (1-mo. Term SOFR + 0.51%), 4.25%, 04/25/46 (a)		3,115	2,866,316
Series 2007-J2, Class 2A1, (1-mo. Term SOFR + 0.76%), 4.50%, 07/25/37 (a)		2,594	638,486
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,433	467,372
CIM Trust (b)
Series 2023-I1, Class A1, 6.03%, 04/25/58		880	879,666
Series 2023-I2, Class A1, 6.64%, 12/25/67		824	827,530
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 4.58%, 11/25/36 (a)	USD	290	$ 278,819
COLT Mortgage Loan Trust (b)
Series 2023-2, Class A1, 6.60%, 07/25/68		743	746,802
Series 2024-6, Class A1, 5.39%, 11/25/69		1,041	1,046,387
Series 2024-7, Class A1, 5.54%, 12/26/69		1,244	1,253,743
Series 2024-INV4, Class A1, 5.61%, 05/25/69		1,080	1,089,802
Series 2025-6, Class A1, 5.53%, 08/25/70		1,709	1,724,960
CSMC (a)(b)
Series 2011-4R, Class 1A2, (1-mo. Term SOFR + 1.61%), 5.60%, 09/27/37		660	554,272
Series 2021-NQM2, Class M1, 2.28%, 02/25/66		1,500	1,160,994
CSMC Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67 (a)(b)		2,191	2,189,900
Deephaven Residential Mortgage Trust, Series 2025- INV1, Class M1, 5.73%, 11/25/60 (a)(b)		1,500	1,500,446
Ellington Financial Mortgage Trust (a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		500	498,926
Series 2021-2, Class A1, 0.93%, 06/25/66		158	134,749
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51 (a)(b)		1,848	1,547,794
GCAT Trust (a)(b)
Series 2022-NQM3, Class A1, 4.35%, 04/25/67		809	806,233
Series 2024-INV4, Class A2, 5.50%, 12/25/54		802	806,653
Series 2025-NQM6, Class A1, 4.94%, 10/25/70		453	453,046
GS Mortgage-Backed Securities Trust (b)
Series 2025-DSC2, Class M1, 5.79%, 01/25/66 (a)		1,500	1,502,351
Series 2025-NQM5, Class A1, 5.01%, 07/25/65		353	353,679
Series 2025-NQM5, Class M1, 5.75%, 07/25/65 (a)		1,500	1,498,673
Homes Trust (b)
Series 2024-NQM2, Class A1, 5.72%, 10/25/69		483	487,114
Series 2025-NQM3, Class A1, 5.63%, 02/25/70 (a)		1,172	1,183,324
Series 2025-NQM5, Class M1, 5.80%, 09/25/70 (a)		731	731,885
JP Morgan Mortgage Trust (a)(b)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63		400	394,657
Series 2023-DSC1, Class A1, 4.63%, 07/25/63		262	258,754
Series 2024-INV1, Class A3, 5.50%, 04/25/55		1,459	1,471,300
Series 2025-NQM4, Class A1, 4.95%, 03/25/66		2,349	2,350,844
Series 2025-VIS3, Class A1, 5.06%, 02/25/66		1,967	1,973,675
MFA Trust (b)
Series 2021-NQM1, Class M1, 2.31%, 04/25/65 (a)		2,000	1,726,319
Series 2023-NQM3, Class A1, 6.62%, 07/25/68		1,063	1,068,880
Mill City Mortgage Trust, Series 2023-NQM2, Class A1, 6.24%, 12/25/67 (b)		1,192	1,192,369
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 3.90%, 05/26/37 (b)		2,376	3,012,608
Morgan Stanley Residential Mortgage Loan Trust (a)(b)
Series 2024-NQM5, Class A1, 5.65%, 10/25/69		1,158	1,170,712
Series 2025-SPL1, Class A1, 4.25%, 02/25/65		3,927	3,843,641
New Residential Mortgage Loan Trust (a)(b)
Series 2025-NQM5, Class A1, 5.11%, 08/25/65		3,794	3,805,146
Series 2025-NQM5, Class M1, 6.09%, 08/25/65		1,500	1,508,226
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36 (a)		6,387	1,124,499
OBX Trust (b)
Series 2023-NQM1, Class A1, 6.12%, 11/25/62 (a)		320	319,228
Series 2023-NQM5, Class A1A, 6.57%, 06/25/63		894	898,992
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		858	861,662
Series 2024-NQM17, Class A1, 5.61%, 11/25/64 (a)		946	954,253
PMT Loan Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/59 (a)(b)		1,656	1,669,997
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
PRKCM Trust, Series 2023-AFC2, Class A1, 6.48%, 06/25/58 (b)	USD	767	$ 768,262
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/54 (a)(b)		1,275	1,287,684
Radian Mortgage Capital Trust, Series 2024-J2, Class A4, 5.50%, 03/25/55 (a)(b)		512	516,680
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, (1-mo. Term SOFR + 0.71%), 4.45%, 08/25/36 (a)		6,300	1,165,881
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54 (a)(b)		741	745,949
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62 (b)		544	543,804
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57 (b)		546	543,189
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65 (a)(b)		1,750	1,578,553
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65 (a)(b)		1,057	959,577
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75%, 06/25/57 (a)(b)		12	12,246
Verus Securitization Trust (b)
Series 2022-3, Class A1, 4.13%, 02/25/67		372	357,935
Series 2023-1, Class A1, 5.85%, 12/25/67		213	211,935
Series 2023-5, Class A1, 6.48%, 06/25/68		646	647,809
Series 2024-8, Class A1, 5.36%, 10/25/69 (a)		1,426	1,433,462
Series 2024-R1, Class A1, 5.22%, 09/25/69 (a)		1,442	1,443,302
Series 2025-11, Class M1, 5.66%, 11/25/70 (a)		900	897,601
Visio Trust, Series 2023-2, Class A1, 6.60%, 10/25/58 (b)		1,142	1,147,274
			100,546,445
Commercial Mortgage-Backed Securities — 3.7%
Bank, Series 2025-5YR17, Class B, 5.99%, 11/15/58 (a)		409	421,275
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1-mo. Term SOFR + 0.52%), 4.25%, 07/25/37 (a)(b)		894	837,159
BBCMS Mortgage Trust, Series 2025-C35, Class C, 6.11%, 07/15/58 (a)		643	650,080
BFLD Commercial Mortgage Trust (a)(b)
Series 2024-UNIV, Class D, (1-mo. Term SOFR + 2.69%), 6.44%, 11/15/41		630	632,341
Series 2025-5MW, Class D, 6.37%, 10/10/42		968	985,511
Series 2025-660F, Class D, (1-mo. Term SOFR + 2.75%), 6.50%, 11/15/42		416	418,079
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1-mo. Term SOFR + 1.85%), 5.60%, 08/15/42 (a)(b)		435	436,635
BLP Commercial Mortgage Trust, Series 2024-INDS, Class D, (1-mo. Term SOFR + 2.59%), 6.34%, 03/15/41 (a)(b)		343	342,662
BMO Mortgage Trust, Series 2025-C13, Class A5, 5.35%, 10/15/58		1,972	2,032,548
BPR Commercial Mortgage Trust (a)(b)
Series 2024-PARK, Class D, 7.00%, 11/05/39		200	208,064
Series 2025-STAR, Class B, 5.38%, 11/05/42		420	421,530
BRCK Trust (a)(b)
Series 2025-830B, Class E, 7.51%, 12/10/42		135	134,873
Series 2025-830B, Class F, 8.40%, 12/10/42		120	120,026
BSTN Commercial Mortgage Trust, Series 2025-HUB, Class A, 4.90%, 04/13/41 (a)(b)		265	266,048
BX Commercial Mortgage Trust (a)(b)
Series 2021-CIP, Class A, (1-mo. Term SOFR + 1.04%), 4.79%, 12/15/38		528	527,862

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust (a)(b) (continued)
Series 2022-LP2, Class A, (1-mo. Term SOFR + 1.01%), 4.76%, 02/15/39	USD	247	$ 246,567
Series 2024-MF, Class C, (1-mo. Term SOFR + 1.94%), 5.69%, 02/15/39		451	452,139
BX Trust (a)(b)
Series 2021-LBA, Class AJV, (1-mo. Term SOFR + 0.91%), 4.67%, 02/15/36		1,650	1,647,974
Series 2024-BIO, Class C, (1-mo. Term SOFR + 2.64%), 6.39%, 02/15/41		240	237,603
Series 2024-CNYN, Class C, (1-mo. Term SOFR + 1.94%), 5.69%, 04/15/41		577	578,396
Series 2024-PAT, Class B, (1-mo. Term SOFR + 3.04%), 6.79%, 03/15/41		170	170,690
Series 2025-OMG, Class A, (1-mo. Term SOFR + 1.35%), 5.10%, 10/15/42		418	418,261
Century Plaza Towers, Series 2019-CPT, Class C, 3.00%, 11/13/39 (a)(b)		250	225,854
CIP Commercial Mortgage Trust (a)(b)
Series 2025-SBAY, Class A, (1-mo. Term SOFR + 1.40%), 5.15%, 10/15/37		658	658,611
Series 2025-SBAY, Class E, (1-mo. Term SOFR + 3.75%), 7.50%, 10/15/37		375	375,580
CONE Trust, Series 2024-DFW1, Class D, (1-mo. Term SOFR + 3.04%), 6.79%, 08/15/41 (a)(b)		660	659,530
CSMC, Series 2021-BHAR, Class C, (1-mo. Term SOFR + 2.11%), 5.87%, 11/15/38 (a)(b)		270	266,955
DBC Mortgage Trust, Series 2025-DBC, Class C, (1-mo. Term SOFR + 2.05%), 5.80%, 11/15/42 (a)(b)		1,628	1,627,998
DC Trust (a)(b)
Series 2024-HLTN, Class C, 7.04%, 04/13/40		220	220,460
Series 2025-LXP, Class B, (1-mo. Term SOFR + 1.84%), 5.58%, 08/15/37		188	188,350
Series 2025-LXP, Class C, (1-mo. Term SOFR + 2.24%), 5.98%, 08/15/37		202	202,438
Extended Stay America Trust, Series 2025-ESH, Class B, (1-mo. Term SOFR + 1.60%), 5.35%, 10/15/42 (a)(b)		1,750	1,752,733
GS Mortgage Securities Corp. Trust (a)(b)
Series 2023-FUN, Class B, (1-mo. Term SOFR + 2.79%), 6.54%, 03/15/28		550	552,721
Series 2023-SHIP, Class E, 7.43%, 09/10/38		275	276,090
Series 2025-800D, Class A, (1-mo. Term SOFR + 2.65%), 6.38%, 11/25/41		120	120,160
Series 2025-800D, Class B, (1-mo. Term SOFR + 3.45%), 7.18%, 11/25/41		500	499,944
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class B, 2.85%, 09/06/38 (a)(b)		275	271,223
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1-mo. Term SOFR + 2.39%), 6.14%, 06/15/39 (a)(b)		800	801,979
LQR Trust, Series 2025-CALI, Class E, (1-mo. Term SOFR + 3.95%), 7.68%, 01/15/43 (a)		437	436,998
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39 (b)		790	800,853
MF1 Trust, Series 2021-W10, Class A, (1-mo. Term SOFR + 1.07%), 4.82%, 12/15/34 (a)(b)		520	519,705
MIC Trust, Series 2023-MIC, Class B, 9.53%, 12/05/38 (a)(b)		233	253,212
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1-mo. Term SOFR + 1.40%), 5.16%, 03/15/39 (a)(b)	USD	409	$ 408,745
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class B, (1-mo. Term SOFR + 1.64%), 5.39%, 10/15/40 (a)(b)		234	234,073
NYC Commercial Mortgage Trust, Series 2025-11X, Class A, (1-mo. Term SOFR + 1.74%), 5.49%, 10/15/40 (a)(b)		490	491,524
SELF Commercial Mortgage Trust, Series 2024-STRG, Class D, (1-mo. Term SOFR + 2.94%), 6.69%, 11/15/34 (a)(b)		270	270,674
VEGAS, Series 2024-GCS, Class D, 6.22%, 07/10/36 (a)(b)		650	643,340
VRTX Trust, Series 2025-HQ, Class B, 5.49%, 08/05/42 (a)(b)		620	626,625
VTR Commercial Mortgage Trust, Series 2025-STEM, Class D, 6.49%, 10/13/39 (a)(b)		381	382,686
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4, 3.64%, 12/15/59		1,600	1,586,528
Series 2024-BPRC, Class D, 7.08%, 07/15/43 (b)		250	251,969
Series 2025-C65, Class A5, 5.29%, 10/15/58		1,315	1,351,580
			29,145,461
Total Non-Agency Mortgage-Backed Securities — 16.3% (Cost: $144,832,603)			129,691,906
Preferred Securities
Capital Trusts — 6.5% (a)
Banks — 3.5%
Bank of America Corp., 6.63% (e)(h)		3,635	3,787,492
Bank of Montreal, 7.70%, 05/26/84 (e)		3,000	3,185,126
Barclays PLC (h)
4.38%		2,835	2,742,717
8.00%		200	213,394
9.63%		1,105	1,251,740
Citigroup, Inc., Series BB, 7.20% (h)		2,500	2,595,322
Credit Agricole SA, 6.70% (b)(h)		3,000	3,055,779
HSBC Holdings PLC (h)
4.70%		465	441,690
6.00% (e)		230	231,907
JPMorgan Chase & Co.
Series II, 6.41% (e)(h)		4,000	4,009,940
Series U, 5.07%, 01/15/87		358	332,603
Lloyds Banking Group PLC, 6.75% (h)		515	519,286
NatWest Group PLC, 8.13% (h)		595	669,459
Nordea Bank Abp, 3.75% (b)(h)		560	530,949
PNC Financial Services Group, Inc., Series W, 6.25% (e)(h)		4,156	4,290,596
			27,858,000
Building Materials — 0.0%
Cemex SAB de C.V., 7.20% (b)(h)		200	208,480
Capital Markets — 0.1%
State Street Corp., 4.98%, 06/01/77		624	557,520
Diversified Telecommunication Services (d) — 0.1%
British Telecommunications PLC, 8.38%, 12/20/83	GBP	100	144,699
Telefonica Europe BV, 6.14% (h)	EUR	100	125,398
			270,097
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities — 0.8%
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79 (e)	USD	4,500	$ 4,543,925
PG&E Corp., 7.38%, 03/15/55		1,424	1,483,083
			6,027,008
Financial Services (h) — 1.5%
Bank of New York Mellon Corp., Series I, 3.75% (e)		2,845	2,802,764
Goldman Sachs Group, Inc., Series W, 7.50%		2,500	2,661,723
UBS Group AG (b)
Series NC10, 9.25%		5,300	6,215,612
Series NC5, 9.25%		200	219,450
			11,899,549
Health Care Equipment & Supplies — 0.4%
CVS Health Corp.
6.75%, 12/10/54		635	663,175
7.00%, 03/10/55 (e)		2,605	2,732,770
			3,395,945
Independent Power and Renewable Electricity Producers (b)(h) — 0.1%
NRG Energy, Inc., 10.25%		625	682,400
Vistra Corp., 7.00%		267	271,663
			954,063
Real Estate Management & Development — 0.0%
Heimstaden Bostad AB, 2.63% (d)(h)	EUR	100	114,149
Utilities — 0.0%
Electricite de France SA, 3.00% (d)(h)		200	231,827
			51,516,638

	Shares
Preferred Stocks — 0.3%
Capital Markets — 0.3%
Morgan Stanley, Series F, 6.88% (h)	100,000	2,511,000
IT Services (c) — 0.0%
Veritas Newco
Series G	842	19,787
Series G-1	582	13,386
		33,173
		2,544,173
Total Preferred Securities — 6.8% (Cost: $52,824,698)		54,060,811

		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations (e) — 0.1%
Ginnie Mae Mortgage-Backed Securities
5.50%, 07/20/55	USD	260	265,247
6.00%, 07/20/55		170	176,574
			441,821
Collateralized Mortgage Obligations — 0.7%
Fannie Mae REMICS
Series 2025-2, Class FG, (30-day Avg SOFR + 1.45%), 5.32%, 02/25/55 (a)		140	141,441
Series 2025-35, Class FJ, (30-day Avg SOFR + 1.60%), 5.47%, 05/25/55 (a)		193	195,313
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae REMICS (continued)
Series 2025-74, Class AT, 5.00%, 09/25/55	USD	3,402	$ 3,405,202
Series 5209, Class EQ, 3.00%, 04/25/52		1,340	1,014,625
Series 5471, Class FM, (30-day Avg SOFR + 1.40%), 5.27%, 11/25/54 (a)		567	571,466
Ginnie Mae, Series 2017-136, Class GB, 3.00%, 03/20/47		434	417,546
			5,745,593
Interest Only Collateralized Mortgage Obligations — 0.5%
Fannie Mae REMICS, Series 5112, Class KI, 3.50%, 06/25/51		4,524	844,124
Ginnie Mae
Series 2019-151, Class IA, 3.50%, 12/20/49		8,567	1,593,704
Series 2020-151, Class MI, 2.50%, 10/20/50		5,693	818,976
Series 2021-175, Class IE, 4.00%, 09/20/47		4,122	856,910
			4,113,714
Mortgage-Backed Securities (e) — 17.3%
Freddie Mac Mortgage-Backed Securities
2.50%, 09/01/32		1,766	1,704,366
4.00%, 05/01/39		2,635	2,594,269
Ginnie Mae Mortgage-Backed Securities
6.00%, 11/20/55		538	552,560
6.50%, 11/20/55		182	190,371
Uniform Mortgage-Backed Securities
2.00%, 08/01/31 - 09/01/35		7,041	6,573,075
2.50%, 12/01/31		489	473,874
1.50%, 01/01/36 - 06/01/36		5,673	5,165,096
3.50%, 09/01/42 - 06/01/49		15,528	14,765,525
4.50%, 06/01/44 - 05/01/53		9,554	9,480,855
5.00%, 11/01/44 - 11/01/45		10,399	10,606,004
4.00%, 05/01/52		23,881	23,070,053
6.50%, 01/01/54		3,753	3,951,944
5.50%, 08/01/54 - 12/01/55 (n)		56,906	57,914,092
			137,042,084
Total U.S. Government Sponsored Agency Securities — 18.6% (Cost: $145,138,324)			147,343,212
Total Long-Term Investments — 140.3% (Cost: $1,121,458,320)			1,113,502,290

	Shares
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.65% (o)(p)	5,027,827	5,027,827
Total Short-Term Securities — 0.6% (Cost: $5,027,827)		5,027,827
Total Investments — 140.9% (Cost: $1,126,486,147)		1,118,530,117
Liabilities in Excess of Other Assets — (40.9)%		(324,707,627)
Net Assets — 100.0%		$ 793,822,490

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Non-income producing security.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Perpetual security with no stated maturity date.
(i)	When-issued security.
(j)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Zero-coupon bond.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Represents or includes a TBA transaction.
(o)	Affiliate of the Fund.
(p)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 5,197,114	$ —	$ (169,287) (a)	$ —	$ —	$ 5,027,827	5,027,827	$ 262,658	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Goldman Sachs & Co. LLC	3.60% (b)	08/07/25	Open	$ 242,688	$ 246,763	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	0.25 (b)	08/19/25	Open	187,425	187,929	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	(0.75) (b)	08/26/25	Open	110,500	110,500	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.74 (b)	09/18/25	Open	720,313	729,050	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.25 (b)	09/23/25	Open	131,250	132,560	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	09/24/25	Open	3,175,563	3,212,633	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	09/30/25	Open	3,319,463	3,355,800	Corporate Bonds	Open/Demand
BNP Paribas SA	3.64 (b)	10/01/25	Open	914,726	924,109	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/01/25	Open	3,254,063	3,289,290	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/01/25	Open	3,061,240	3,094,380	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/01/25	Open	2,756,250	2,786,089	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.57 (b)	10/06/25	Open	140,525	141,861	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.60 (b)	10/06/25	Open	168,596	170,212	Foreign Agency Obligations	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/07/25	Open	2,397,050	2,421,258	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/08/25	Open	277,500	280,206	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/08/25	Open	601,776	607,643	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/08/25	Open	361,463	364,987	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/08/25	Open	523,500	528,604	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/08/25	Open	577,500	583,131	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/08/25	Open	588,875	594,617	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/08/25	Open	357,000	360,481	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/08/25	Open	545,985	551,309	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	10/09/25	Open	611,150	617,057	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	10/09/25	Open	392,500	396,294	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.83 (b)	10/09/25	Open	499,509	504,342	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	10/09/25	Open	965,700	975,196	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/15/25	Open	2,624,480	2,648,442	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/15/25	Open	2,487,905	2,510,621	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
U.S. Bancorp Investments, Inc.	3.86% (b)	10/20/25	Open	$ 3,674,825	$ 3,706,152	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.79 (b)	10/21/25	Open	633,463	638,645	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.80 (b)	10/22/25	Open	400,575	403,845	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/22/25	Open	1,705,823	1,719,951	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.25 (b)	10/31/25	Open	737,338	741,854	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.80 (b)	10/31/25	Open	3,925,000	3,952,818	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	3.80 (b)	10/31/25	Open	3,630,456	3,656,187	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	3.80 (b)	10/31/25	Open	2,652,963	2,671,765	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/31/25	Open	3,725,000	3,750,516	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86	10/31/25	Open	485,181	488,505	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/31/25	Open	4,077,850	4,105,783	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	11/03/25	Open	6,696,550	6,742,421	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	11/04/25	Open	1,170,313	1,178,196	Corporate Bonds	Open/Demand
BNP Paribas SA	3.80 (b)	11/06/25	Open	2,090,125	2,103,528	Corporate Bonds	Open/Demand
BNP Paribas SA	3.80 (b)	11/06/25	Open	1,527,248	1,537,041	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.80 (b)	11/06/25	Open	2,219,763	2,233,997	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	11/06/25	Open	2,820,319	2,838,672	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	11/10/25	Open	2,984,284	3,002,342	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.74 (b)	11/12/25	Open	11,859,638	11,895,245	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	3.75 (b)	11/13/25	Open	2,070,975	2,082,480	Capital Trusts	Open/Demand
J.P. Morgan Securities LLC	3.75 (b)	11/13/25	Open	2,280,438	2,293,107	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	3.75 (b)	11/13/25	Open	2,279,700	2,292,365	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	3.75 (b)	11/13/25	Open	1,515,625	1,524,045	Corporate Bonds	Open/Demand
BNP Paribas SA	3.80 (b)	11/14/25	Open	843,158	847,805	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.83 (b)	11/14/25	Open	1,248,320	1,255,252	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.00 (b)	11/20/25	Open	197,491	198,258	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	1.75 (b)	11/21/25	Open	773,346	775,151	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	11/21/25	Open	900,025	904,330	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.65 (b)	11/24/25	Open	352,240	353,728	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	11/24/25	Open	755,849	759,206	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	11/24/25	Open	381,716	383,412	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	11/28/25	Open	140,753	140,753	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	12/03/25	Open	2,084,119	2,091,257	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	12/05/25	Open	1,555,079	1,560,050	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.57 (b)	12/08/25	Open	83,640	83,640	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.82 (b)	12/08/25	Open	137,606	137,606	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	12/08/25	Open	1,702,676	1,707,524	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	3.97	12/10/25	01/14/26	22,244,617	22,298,584	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	1,646,941	1,650,937	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	2,510,087	2,516,177	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	457,972	459,083	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	5,100,937	5,113,312	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	292,596	293,306	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	4,157,217	4,167,302	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	6,226,268	6,241,373	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	8,716,404	8,737,551	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	2,298,662	2,304,239	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	4,983,687	4,995,778	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	5,646,972	5,660,672	U.S. Government Sponsored Agency Securities	Up to 30 Days

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
HSBC Securities (USA), Inc.	3.97%	12/10/25	01/14/26	$ 1,257,610	$ 1,260,661	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	4,661,030	4,672,339	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	7,552,809	7,571,133	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	3,839,862	3,849,178	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	1,514,522	1,518,197	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	4,677,611	4,688,959	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	7,691,192	7,709,851	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	7,713,518	7,732,232	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	139,582	139,920	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	121,954	122,250	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	96,486	96,720	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	184,332	184,780	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	159,775	160,163	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.97	12/10/25	01/14/26	170,871	171,286	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	3.80 (b)	12/10/25	Open	401,363	402,401	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.80 (b)	12/11/25	Open	409,450	410,463	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	12/11/25	Open	225,620	226,185	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	3.55	12/12/25	01/30/26	632,923	634,233	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.60	12/12/25	01/30/26	231,120	231,605	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.65	12/12/25	01/30/26	184,063	184,454	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.70	12/12/25	01/30/26	604,200	605,504	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	2.75	12/12/25	03/04/26	1,412,340	1,414,606	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.20	12/12/25	03/04/26	90,280	90,449	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.40	12/12/25	03/04/26	788,326	789,890	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.40	12/12/25	03/04/26	899,578	901,362	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.40	12/12/25	03/04/26	1,220,260	1,222,680	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.45	12/12/25	03/04/26	949,580	951,491	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.45	12/12/25	03/04/26	229,520	229,982	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.50	12/12/25	03/04/26	417,088	417,939	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.55	12/12/25	03/04/26	3,169,380	3,175,943	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	868,769	870,593	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	693,081	694,537	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	220,115	220,577	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	136,213	136,499	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	398,750	399,587	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	755,650	757,237	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	208,035	208,472	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	201,885	202,309	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	1,294,606	1,297,325	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	343,750	344,472	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	682,031	683,464	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	242,440	242,949	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/12/25	03/04/26	88,138	88,323	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	12/12/25	03/04/26	714,534	716,055	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	12/12/25	03/04/26	2,254,250	2,259,050	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	12/12/25	03/04/26	1,082,312	1,084,616	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	12/12/25	03/04/26	451,913	452,875	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	12/12/25	03/04/26	93,006	93,204	Corporate Bonds	31 - 90 Days
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BofA Securities, Inc.	3.65%	12/12/25	03/04/26	$ 471,161	$ 472,164	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	12/12/25	03/04/26	422,624	423,524	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	12/12/25	03/04/26	311,905	312,569	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	12/12/25	03/04/26	430,920	431,838	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	12/12/25	03/04/26	104,873	105,096	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	765,833	767,485	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	804,739	806,476	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	469,965	470,979	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	1,204,600	1,207,200	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	1,108,800	1,111,193	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	388,575	389,414	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	2,136,408	2,141,019	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	502,434	503,518	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	65,835	65,977	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	196,075	196,498	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	865,863	867,731	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	707,940	709,468	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	1,179,360	1,181,905	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	2,970,000	2,976,410	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	12/12/25	03/04/26	253,725	254,273	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	12/12/25	03/04/26	1,423,125	1,426,238	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	12/12/25	03/04/26	1,293,750	1,296,580	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	12/12/25	03/04/26	782,183	783,894	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.77	12/12/25	03/04/26	3,041,250	3,047,938	Capital Trusts	31 - 90 Days
BofA Securities, Inc.	3.77	12/12/25	03/04/26	4,359,375	4,368,962	Capital Trusts	31 - 90 Days
BofA Securities, Inc.	3.85	12/12/25	03/04/26	394,369	395,254	Corporate Bonds	31 - 90 Days
Nomura Securities International, Inc.	3.70 (b)	12/12/25	Open	135,889	136,182	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	12/12/25	Open	2,160,866	2,165,732	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.75	12/15/25	Open	443,222	443,222	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.96	12/15/25	01/14/26	23,605,920	23,652,671	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Bank PLC	3.69	12/18/25	01/16/26	426,759	427,415	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.70	12/18/25	01/16/26	478,260	478,997	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	12/18/25	01/16/26	3,770,000	3,775,875	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.74	12/18/25	01/16/26	401,000	401,625	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	12/18/25	01/16/26	470,625	471,358	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	12/18/25	01/16/26	438,125	438,808	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	12/18/25	01/16/26	456,250	456,961	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	12/18/25	01/16/26	529,935	530,761	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.85	12/18/25	01/16/26	3,187,033	3,192,146	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	1.50	12/18/25	01/16/26	224,790	224,931	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.70	12/18/25	01/16/26	149,370	149,600	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	3.60	12/18/25	03/04/26	1,243,803	1,245,669	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/18/25	03/04/26	1,143,157	1,144,872	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	12/18/25	03/04/26	2,181,390	2,184,662	Corporate Bonds	31 - 90 Days
BNP Paribas SA	3.78 (b)	12/18/25	Open	1,464,375	1,466,681	Corporate Bonds	Open/Demand
BNP Paribas SA	3.79 (b)	12/18/25	Open	548,625	549,491	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	12/18/25	Open	716,625	717,751	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	12/18/25	Open	789,375	790,615	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	12/18/25	Open	563,500	564,385	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	12/18/25	Open	3,003,750	3,008,468	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	12/18/25	Open	596,250	597,187	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	12/18/25	Open	2,148,750	2,152,161	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	12/18/25	Open	891,990	893,406	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	12/18/25	Open	2,988,750	2,993,495	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	12/18/25	Open	2,017,043	2,020,287	Corporate Bonds	Open/Demand
BofA Securities, Inc.	3.60	12/19/25	03/04/26	83,173	83,289	Corporate Bonds	31 - 90 Days
Morgan Stanley & Co. LLC	0.00 (b)	12/19/25	Open	134,685	134,685	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.80 (b)	12/19/25	Open	1,189,113	1,190,870	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.65	12/23/25	01/16/26	131,691	131,825	Foreign Agency Obligations	Up to 30 Days
Barclays Bank PLC	3.70	12/23/25	01/16/26	1,758,880	1,760,688	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.70	12/23/25	01/16/26	214,422	214,642	Capital Trusts	Up to 30 Days

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Bank PLC	3.74%	12/23/25	01/16/26	$ 1,809,050	$ 1,810,929	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	12/23/25	01/16/26	1,054,500	1,055,596	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	12/23/25	01/16/26	556,635	557,213	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	12/23/25	01/16/26	2,025,200	2,027,304	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	12/23/25	01/16/26	657,000	657,683	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	12/23/25	01/16/26	823,750	824,606	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	12/23/25	01/16/26	928,750	929,715	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	12/23/25	01/16/26	531,563	532,115	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	12/31/25	01/16/26	1,502,550	1,502,550	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	12/31/25	01/16/26	1,489,538	1,489,538	Corporate Bonds	Up to 30 Days
HSBC Securities (USA), Inc.	3.77 (b)	12/31/25	Open	1,488,913	1,488,913	Corporate Bonds	Open/Demand
				$ 335,182,575	$ 336,421,288

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	1,127	03/31/26	$ 235,305	$ 164,179
5-Year U.S. Treasury Note	1,190	03/31/26	130,073	(78,722)
				85,457
Short Contracts
10-Year U.S. Treasury Note	832	03/20/26	93,548	307,918
10-Year U.S. Ultra Long Treasury Note	331	03/20/26	38,070	52,720
U.S. Long Bond	514	03/20/26	59,415	406,182
Ultra U.S. Treasury Bond	126	03/20/26	14,868	197,964
				964,784
				$ 1,050,241
Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	73,947	USD	86,584	Canadian Imperial Bank of Commerce	01/16/26	$ 364
EUR	145,472	USD	168,856	HSBC Bank PLC	01/16/26	2,192
USD	17,995,999	EUR	15,232,000	BNP Paribas SA	03/18/26	34,993
USD	593,722	EUR	503,000	Deutsche Bank AG	03/18/26	603
USD	929,423	EUR	785,540	JPMorgan Chase Bank N.A.	03/18/26	3,144
USD	120,443	EUR	102,000	Morgan Stanley & Co. International PLC	03/18/26	169
USD	318,082	GBP	235,561	Standard Chartered Bank	03/18/26	615
						42,080
USD	115,992	EUR	100,299	Barclays Bank PLC	01/16/26	(1,941)
USD	140,904	EUR	120,545	Barclays Bank PLC	01/16/26	(835)
USD	169,294	EUR	144,833	Barclays Bank PLC	01/16/26	(1,003)
USD	726,538	EUR	621,563	Barclays Bank PLC	01/16/26	(4,304)
USD	144,550	EUR	125,000	Deutsche Bank AG	01/16/26	(2,427)
USD	145,990	EUR	126,241	Natwest Markets PLC	01/16/26	(2,446)
USD	166,734	EUR	144,179	Natwest Markets PLC	01/16/26	(2,793)
USD	178,279	EUR	154,162	Natwest Markets PLC	01/16/26	(2,987)
USD	196,305	EUR	169,749	Natwest Markets PLC	01/16/26	(3,289)
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	356,280	EUR	308,084	Natwest Markets PLC	01/16/26	$ (5,969)
USD	447,379	EUR	386,860	Natwest Markets PLC	01/16/26	(7,495)
USD	116,874	EUR	100,000	State Street Bank and Trust Co.	01/16/26	(707)
USD	157,807	EUR	134,993	State Street Bank and Trust Co.	01/16/26	(920)
USD	165,250	EUR	141,400	State Street Bank and Trust Co.	01/16/26	(1,010)
USD	165,449	EUR	141,558	State Street Bank and Trust Co.	01/16/26	(996)
USD	169,473	EUR	145,011	State Street Bank and Trust Co.	01/16/26	(1,032)
USD	248,021	EUR	212,212	State Street Bank and Trust Co.	01/16/26	(1,500)
USD	2,189,556	GBP	1,636,000	Deutsche Bank AG	03/18/26	(15,287)
						(56,941)
						$ (14,861)
Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.45.V1	5.00%	Quarterly	12/20/30	USD	6,675	$ (519,430)	$ (488,692)	$ (30,738)
CDX.NA.IG.45.V1	1.00	Quarterly	12/20/30	USD	14,075	(323,357)	(308,289)	(15,068)
						$ (842,787)	$ (796,981)	$ (45,806)
OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7	3.00%	Monthly	Deutsche Bank AG	01/17/47	USD	10,030	$ 1,530,755	$ 608,573	$ 922,182
OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (a)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	38	$ 2,673	$ 2,779	$ (106)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	NR	EUR	9	538	(725)	1,263
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	NR	EUR	5	323	(408)	731
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	NR	EUR	15	909	(1,147)	2,056
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	NR	EUR	4	263	(341)	604
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	NR	EUR	9	552	(765)	1,317
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	NR	EUR	7	400	(534)	934
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B-	EUR	45	7,052	5,766	1,286
Zegona Finance PLC	5.00	Quarterly	BNP Paribas SA	06/20/30	BB	EUR	10	1,916	1,591	325
Zegona Finance PLC	5.00	Quarterly	Deutsche Bank AG	06/20/30	BB	EUR	10	1,932	1,263	669
Faurecia SE	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	BB-	EUR	42	5,740	4,055	1,685
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	4,012	(612,302)	(170,434)	(441,868)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	2,006	(306,151)	(85,119)	(221,032)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	4,012	(612,302)	(84,226)	(528,076)
								$ (1,508,457)	$ (328,245)	$ (1,180,212)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps (a)	$ —	$ (796,981)	$ —	$ (45,806)
OTC Swaps	624,027	(343,699)	933,052	(1,191,082)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 1,128,963	$ —	$ 1,128,963
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	42,080	—	—	42,080
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	1,557,079	—	—	—	—	1,557,079
	$ —	$ 1,557,079	$ —	$ 42,080	$ 1,128,963	$ —	$ 2,728,122
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 78,722	$ —	$ 78,722
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	56,941	—	—	56,941
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps (a)	—	45,806	—	—	—	—	45,806
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	1,534,781	—	—	—	—	1,534,781
	$ —	$ 1,580,587	$ —	$ 56,941	$ 78,722	$ —	$ 1,716,250

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (2,433,088)	$ —	$ (2,433,088)
Forward foreign currency exchange contracts	—	—	—	(1,277,973)	—	—	(1,277,973)
Swaps	—	(330,518)	—	—	—	—	(330,518)
	$ —	$ (330,518)	$ —	$ (1,277,973)	$ (2,433,088)	$ —	$ (4,041,579)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (2,191,715)	$ —	$ (2,191,715)
Forward foreign currency exchange contracts	—	—	—	(261,129)	—	—	(261,129)
Swaps	—	260,927	—	—	—	—	260,927
	$ —	$ 260,927	$ —	$ (261,129)	$ (2,191,715)	$ —	$ (2,191,917)
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ 473,375,663
Average notional value of contracts — short	234,562,272
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	19,543,398
Average amounts sold — in USD	130,215
Credit default swaps:
Average notional value — buy protection	35,193,944
Average notional value — sell protection	10,666,170
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 715,660	$ 61,782
Forward foreign currency exchange contracts	42,080	56,941
Swaps — centrally cleared	1,633	—
Swaps — OTC (a)	1,557,079	1,534,781
Total derivative assets and liabilities in the Statement of Assets and Liabilities	2,316,452	1,653,504
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(717,293)	(61,782)
Total derivative assets and liabilities subject to an MNA	$ 1,599,159	$ 1,591,722

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)(d)
Bank of America N.A.	$ 1,263	$ (725)	$ —	$ —	$ 538
Barclays Bank PLC	2,787	(2,787)	—	—	—
BNP Paribas SA	43,961	—	—	—	43,961
Canadian Imperial Bank of Commerce	364	—	—	—	364
Citibank N.A.	604	(341)	—	—	263
Deutsche Bank AG	1,533,290	(17,714)	—	(1,270,000)	245,576
HSBC Bank PLC	2,192	—	—	—	2,192
JPMorgan Chase Bank N.A.	10,201	(765)	—	—	9,436
Morgan Stanley & Co. International PLC	3,882	(640)	—	—	3,242
Standard Chartered Bank	615	—	—	—	615
	$ 1,599,159	$ (22,972)	$ —	$ (1,270,000)	$ 306,187

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)(e)
Bank of America N.A.	$ 725	$ (725)	$ —	$ —	$ —
Barclays Bank PLC	1,540,393	(2,787)	—	(1,490,000)	47,606
Citibank N.A.	341	(341)	—	—	—
Deutsche Bank AG	17,714	(17,714)	—	—	—
JPMorgan Chase Bank N.A.	765	(765)	—	—	—
Morgan Stanley & Co. International PLC	640	(640)	—	—	—

2025
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)(e)
Natwest Markets PLC	$ 24,979	$ —	$ —	$ —	$ 24,979
State Street Bank and Trust Co.	6,165	—	—	—	6,165
	$ 1,591,722	$ (22,972)	$ —	$ (1,490,000)	$ 78,750

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 75,600,875	$ 1,085,025	$ 76,685,900
Common Stocks	—	267,314	13,140	280,454
Corporate Bonds	—	643,116,891	1,239,292	644,356,183
Fixed Rate Loan Interests	—	4,669,261	—	4,669,261
Floating Rate Loan Interests	—	32,875,946	1,170,215	34,046,161
Foreign Agency Obligations	—	17,548,989	—	17,548,989
Municipal Bonds	—	4,819,413	—	4,819,413
Non-Agency Mortgage-Backed Securities	—	129,691,906	—	129,691,906
Preferred Securities
Capital Trusts	—	51,516,638	—	51,516,638
Preferred Stocks	2,511,000	—	33,173	2,544,173
U.S. Government Sponsored Agency Securities	—	147,343,212	—	147,343,212
Short-Term Securities
Money Market Funds	5,027,827	—	—	5,027,827
Unfunded Floating Rate Loan Interests (a)	—	3,944	—	3,944
Liabilities
Unfunded Floating Rate Loan Interests (a)	—	(738)	—	(738)
	$ 7,538,827	$ 1,107,453,651	$ 3,540,845	$ 1,118,533,323
Derivative Financial Instruments (b)
Assets
Credit Contracts	$ —	$ 933,052	$ —	$ 933,052
Foreign Currency Exchange Contracts	—	42,080	—	42,080
Interest Rate Contracts	1,128,963	—	—	1,128,963
Liabilities
Credit Contracts	—	(1,236,888)	—	(1,236,888)
Foreign Currency Exchange Contracts	—	(56,941)	—	(56,941)
Interest Rate Contracts	(78,722)	—	—	(78,722)
	$ 1,050,241	$ (318,697)	$ —	$ 731,544

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes.
As of period end, reverse repurchase agreements of $336,421,288 are categorized as Level 2 within the fair value hierarchy.
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2025
BlackRock Multi-Sector Income Trust (BIT)

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2024	$ 1,482,655	$ —	$ 1,229,479	3,767,963	$ 1,456,688	$ 28,400	$ 7,965,185
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3 (a)	—	—	—	(2,339,000)	(120,968)	—	(2,459,968)
Accrued discounts/premiums	—	—	—	1,547	4,080	—	5,627
Net realized gain (loss)	(23,315)	—	—	11,843	(29,769)	—	(41,241)
Net change in unrealized appreciation (depreciation) (b)(c)	207,385	(925)	59,780	11,283	(17,871)	4,773	264,425
Purchases	—	14,065	—	154,374	977,860	—	1,146,299
Sales	(581,700)	—	(49,967)	(1,608,010)	(1,099,805)	—	(3,339,482)
Closing balance, as of December 31, 2025	$ 1,085,025	$ 13,140	$ 1,239,292	—	$ 1,170,215	$ 33,173	$ 3,540,845
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 (c)	$ 45,732	$ (925)	$ 59,779	(2,055)	$ 2,039	$ 4,773	$ 109,343

(a)
As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2025, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.

2025
BlackRock Annual Report to Shareholders

Statements of Assets and Liabilities
December 31, 2025

	DSU	FRA	BKT	BLW
ASSETS
Investments, at value — unaffiliated (a)	$ 739,215,344	$ 555,045,185	$ 520,105,661	$ 829,176,412
Investments, at value — affiliated (b)	11,984,602	214,350	948,102	4,079,242
Cash	2,181,284	138,526	—	1,836,682
Cash pledged:
Collateral — reverse repurchase agreements	—	—	—	190,000
Futures contracts	190,000	96,000	1,038,000	1,619,470
Centrally cleared swaps	38,000	—	—	471,000
Foreign currency, at value (c)	104,828	46,062	—	573,367
Receivables:
Investments sold	1,445,924	1,034,502	—	2,987,474
Reverse repurchase agreements	—	—	—	311,979
TBA sale commitments	—	—	18,588,473	—
Capital shares sold	52,717	—	—	—
Dividends — unaffiliated	—	—	—	24,158
Dividends — affiliated	288	1,203	5,358	3,797
Interest — unaffiliated	6,411,619	3,479,990	2,779,981	9,689,371
Variation margin on futures contracts	12,531	6,344	46,281	90,766
Variation margin on centrally cleared swaps	—	—	—	1,291
Swap premiums paid	—	—	—	9,272
Unrealized appreciation on:
Forward foreign currency exchange contracts	3,742	—	—	31,880
OTC swaps	495,820	—	—	281,485
Unfunded floating rate loan interests	15,843	7,582	—	5,653
Deferred offering costs	116,738	214,807	256,755	136,382
Prepaid expenses	123	92	59	5,654
Total assets	762,269,403	560,284,643	543,768,670	851,525,335
LIABILITIES
Bank overdraft	—	—	95,453	—
Cash received as collateral for reverse repurchase agreements	—	—	—	294,183
Borrowed bonds, at value (d)	—	—	704,657	—
TBA sale commitments, at value (e)	—	—	18,714,362	—
Reverse repurchase agreements, at value	—	—	84,692,902	290,500,724
Payables:
Investments purchased	16,954,921	13,427,365	65,533,290	14,211,078
Reverse repurchase agreements	—	—	—	1,684,103
Accounting services fees	35,180	31,211	21,824	40,818
Administration fees	—	—	47,705	—
Bank borrowings	113,000,000	117,000,000	—	—
Custodian fees	12,640	9,059	8,136	21,823
Income dividend distributions	—	150,872	97,321	196,378
Interest expense and fees	504,292	518,603	1,402	—
Investment advisory fees	342,234	349,680	206,613	390,409
Offering costs	—	89,046	—	57,380
Directors ’ and Officer ’ s fees	299,278	227	152,863	387,676
Other accrued expenses	1,183	1,094	—	2,347
Principal payups	—	—	355,761	24,381
Professional fees	97,685	97,980	44,159	91,491
Reorganization costs	—	—	162,135	—
Transfer agent fees	25,907	18,622	7,555	16,378
Variation margin on futures contracts	—	—	40,931	155,257
Variation margin on centrally cleared swaps	170	—	—	—
Swap premiums received	191,101	—	—	120,149
Financial Statements

Statements of Assets and Liabilities
 (continued)
December 31, 2025
	DSU	FRA	BKT	BLW
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ 12,001
OTC swaps	—	—	—	89
Unfunded floating rate loan interests	4,025	2,726	—	2,848
Total liabilities	131,468,616	131,696,485	170,887,069	308,209,513
Commitments and contingent liabilities
NET ASSETS	$ 630,800,787	$ 428,588,158	$ 372,881,601	$ 543,315,822
NET ASSETS CONSIST OF
Paid-in capital (f)(g)(h)	$ 778,275,339	$ 507,365,893	$ 551,794,856	$ 643,707,980
Accumulated loss	(147,474,552)	(78,777,735)	(178,913,255)	(100,392,158)
NET ASSETS	$ 630,800,787	$ 428,588,158	$ 372,881,601	$ 543,315,822
Net asset value	$ 10.14	$ 12.10	$ 11.51	$ 13.90
(a) Investments, at cost — unaffiliated	$752,116,533	$562,553,395	$539,179,242	$825,209,777
(b) Investments, at cost — affiliated	$11,908,838	$204,381	$948,102	$4,079,242
(c) Foreign currency, at cost	$104,211	$41,049	$—	$588,829
(d) Proceeds received from borrowed bonds	$—	$—	$842,347	$—
(e) Proceeds from TBA sale commitments	$—	$—	$18,535,516	$—
(f) Shares outstanding	62,239,558	35,434,758	32,388,952	39,084,400
(g) Shares authorized	400 million	200 million	200 million	Unlimited
(h) Par value	$0.10	$0.10	$0.010	$0.001
See notes to financial statements.

2025
BlackRock Annual Report to Shareholders

Statements of Assets and Liabilities
 (continued)
December 31, 2025

BIT
ASSETS
Investments, at value — unaffiliated (a)	$ 1,113,502,290
Investments, at value — affiliated (b)	5,027,827
Cash	251,667
Cash pledged:
Collateral — reverse repurchase agreements	11,000
Collateral — OTC derivatives	1,490,000
Futures contracts	3,850,400
Centrally cleared swaps	514,000
Foreign currency, at value (c)	474,582
Receivables:
Investments sold	783,928
Dividends — unaffiliated	43,915
Dividends — affiliated	3,862
Interest — unaffiliated	14,497,268
Variation margin on futures contracts	715,660
Variation margin on centrally cleared swaps	1,633
Swap premiums paid	624,027
Unrealized appreciation on:
Forward foreign currency exchange contracts	42,080
OTC swaps	933,052
Unfunded floating rate loan interests	3,944
Deferred offering costs	159,492
Prepaid expenses	3,448
Total assets	1,142,934,075
LIABILITIES
Cash received:
Collateral — reverse repurchase agreements	381,000
Collateral — OTC derivatives	1,270,000
Reverse repurchase agreements, at value	336,421,288
Payables:
Investments purchased	7,833,804
Accounting services fees	42,275
Custodian fees	19,624
Income dividend distributions	225,321
Investment advisory fees	762,843
Directors ’ and Officer ’ s fees	161,611
Principal payups	182,187
Professional fees	138,069
Transfer agent fees	19,321
Variation margin on futures contracts	61,782
Swap premiums received	343,699
Financial Statements

Statements of Assets and Liabilities
 (continued)
December 31, 2025
BIT
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ 56,941
OTC swaps	1,191,082
Unfunded floating rate loan interests	738
Total liabilities	349,111,585
Commitments and contingent liabilities
NET ASSETS	$ 793,822,490
NET ASSETS CONSIST OF
Paid-in capital (d)(e)(f)	$ 845,510,979
Accumulated loss	(51,688,489)
NET ASSETS	$ 793,822,490
Net asset value	$ 13.91
(a) Investments, at cost — unaffiliated	$1,121,458,320
(b) Investments, at cost — affiliated	$5,027,827
(c) Foreign currency, at cost	$488,940
(d) Shares outstanding	57,062,709
(e) Shares authorized	Unlimited
(f) Par value	$0.001
See notes to financial statements.

2025
BlackRock Annual Report to Shareholders

Statements of Operations
Year Ended December 31, 2025

	DSU	FRA	BKT	BLW
INVESTMENT INCOME
Dividends — unaffiliated	$ 2,088,682	$ 1,103,446	$ —	$ 238,792
Dividends — affiliated	503,049	211,624	300,918	142,406
Interest — unaffiliated	49,014,008	41,599,238	11,910,396	59,133,336
Payment-in-kind interest — unaffiliated	472,178	563,543	—	737,677
Other income — unaffiliated	247,326	227,695	—	153,783
Total investment income	52,325,243	43,705,546	12,211,314	60,405,994
EXPENSES
Investment advisory	3,807,973	4,277,701	1,928,333	4,699,071
Professional	158,541	105,673	81,376	134,221
Accounting services	104,690	93,567	62,729	124,885
Transfer agent	93,364	61,723	72,724	70,098
Directors and Officer	69,029	27,837	34,658	75,604
Custodian	39,765	25,523	23,962	61,199
Registration	18,459	12,596	17,406	13,073
Printing and postage	7,136	3,613	3,628	28,242
Administration	—	—	445,000	—
Offering	—	—	—	101,509
Reorganization	—	—	11,025	—
Miscellaneous	28,891	14,978	33,105	14,553
Total expenses excluding interest expense	4,327,848	4,623,211	2,713,946	5,322,455
Interest expense and fees — unaffiliated	5,621,380	6,866,662	3,147,506	14,432,244
Total expenses	9,949,228	11,489,873	5,861,452	19,754,699
Less fees waived and/or reimbursed by the Manager	(32,667)	(26,874)	(5,967)	(2,603)
Total expenses after fees waived and/or reimbursed	9,916,561	11,462,999	5,855,485	19,752,096
Net investment income	42,408,682	32,242,547	6,355,829	40,653,898
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,912,187)	(7,529,963)	(2,606,161)	(2,482,180)
Investments — affiliated	—	283,783	—	—
Forward foreign currency exchange contracts	(2,803)	(100)	—	(961,785)
Foreign currency transactions	859	112	—	(25,789)
Futures contracts	29,366	28,546	279,358	390,921
Swaps	536,566	—	—	(58,581)
	(6,348,199)	(7,217,622)	(2,326,803)	(3,137,414)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	3,011,396	(459,403)	20,985,088	9,682,938
Investments — affiliated	75,764	(178,747)	—	—
Borrowed bonds	—	—	(19,344)	—
Forward foreign currency exchange contracts	(74,723)	(45)	—	(156,292)
Foreign currency translations	5,339	5,486	—	14,250
Futures contracts	51,479	13,528	(193,330)	(241,354)
Swaps	(434,930)	—	21	66,163
Unfunded floating rate loan interests	10,634	3,436	—	1,844
	2,644,959	(615,745)	20,772,435	9,367,549
Net realized and unrealized gain (loss)	(3,703,240)	(7,833,367)	18,445,632	6,230,135
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 38,705,442	$ 24,409,180	$ 24,801,461	$ 46,884,033
See notes to financial statements.
Financial Statements

Statements of Operations
 (continued)
Year Ended December 31, 2025

BIT
INVESTMENT INCOME
Dividends — unaffiliated	$ 85,130
Dividends — affiliated	262,658
Interest — unaffiliated	63,832,905
Payment-in-kind interest — unaffiliated	637,209
Other income — unaffiliated	23,976
Total investment income	64,841,878
EXPENSES
Investment advisory	7,701,635
Professional	162,148
Accounting services	128,803
Offering	91,233
Transfer agent	77,265
Custodian	57,210
Directors and Officer	56,385
Registration	19,184
Printing and postage	6,406
Miscellaneous	24,443
Total expenses excluding interest expense	8,324,712
Interest expense — unaffiliated	13,157,622
Total expenses	21,482,334
Less fees waived and/or reimbursed by the Manager	(4,824)
Total expenses after fees waived and/or reimbursed	21,477,510
Net investment income	43,364,368
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,981,776
Forward foreign currency exchange contracts	(1,277,973)
Foreign currency transactions	2,763
Futures contracts	(2,433,088)
Swaps	(330,518)
(2,057,040)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	16,098,700
Forward foreign currency exchange contracts	(261,129)
Foreign currency translations	14,341
Futures contracts	(2,191,715)
Swaps	260,927
Unfunded floating rate loan interests	6,237
13,927,361
Net realized and unrealized gain	11,870,321
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 55,234,689
See notes to financial statements.

2025
BlackRock Annual Report to Shareholders

Statements of Changes in Net Assets

	DSU		FRA
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 42,408,682	$ 45,000,878	$ 32,242,547	$ 40,768,686
Net realized loss	(6,348,199)	(17,286,156)	(7,217,622)	(8,976,621)
Net change in unrealized appreciation (depreciation)	2,644,959	16,313,448	(615,745)	7,419,531
Net increase in net assets resulting from operations	38,705,442	44,028,170	24,409,180	39,211,596
DISTRIBUTIONS TO SHAREHOLDERS (a)
From net investment income	(42,394,719)	(45,765,458)	(32,180,588)	(41,212,822)
Return of capital	(25,068,150)	(11,106,848)	(20,388,439)	(11,167,422)
Decrease in net assets resulting from distributions to shareholders	(67,462,869)	(56,872,306)	(52,569,027)	(52,380,244)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	106,993,712	54,828,279	—	—
Reinvestment of distributions	1,902,719	1,279,363	1,628,631	952,515
Net increase in net assets derived from capital share transactions	108,896,431	56,107,642	1,628,631	952,515
NET ASSETS
Total increase (decrease) in net assets	80,139,004	43,263,506	(26,531,216)	(12,216,133)
Beginning of year	550,661,783	507,398,277	455,119,374	467,335,507
End of year	$ 630,800,787	$ 550,661,783	$ 428,588,158	$ 455,119,374

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets
 (continued)

	BKT		BLW
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 6,355,829	$ 7,733,744	$ 40,653,898	$ 41,088,469
Net realized loss	(2,326,803)	(7,543,058)	(3,137,414)	(10,713,392)
Net change in unrealized appreciation (depreciation)	20,772,435	2,662,162	9,367,549	14,642,372
Net increase in net assets resulting from operations	24,801,461	2,852,848	46,884,033	45,017,449
DISTRIBUTIONS TO SHAREHOLDERS (a)
From net investment income	(10,481,755)	(8,633,488)	(40,835,982)	(42,306,248)
Return of capital	(15,867,369)	(13,918,550)	(11,285,802)	(5,391,911)
Decrease in net assets resulting from distributions to shareholders	(26,349,124)	(22,552,038)	(52,121,784)	(47,698,159)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	—	—	32,187,100	11,717,264
Net proceeds from the issuance of shares due to reorganization	35,673,791	—	—	—
Proceeds from rights offering (Note 11)	87,126,281	—	—	—
Reinvestment of distributions	—	—	2,075,736	1,484,160
Redemption of shares due to reorganization	(341)	—	—	—
Net increase in net assets derived from capital share transactions	122,799,731	—	34,262,836	13,201,424
NET ASSETS
Total increase (decrease) in net assets	121,252,068	(19,699,190)	29,025,085	10,520,714
Beginning of year	251,629,533	271,328,723	514,290,737	503,770,023
End of year	$ 372,881,601	$ 251,629,533	$ 543,315,822	$ 514,290,737

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025
BlackRock Annual Report to Shareholders

Statements of Changes in Net Assets
 (continued)

	BIT
	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 43,364,368	$ 38,170,016
Net realized loss	(2,057,040)	(6,077,096)
Net change in unrealized appreciation (depreciation)	13,927,361	15,098,365
Net increase in net assets resulting from operations	55,234,689	47,191,285
DISTRIBUTIONS TO SHAREHOLDERS (a)
From net investment income	(42,280,987)	(37,506,470)
Return of capital	(25,400,669)	(19,796,668)
Decrease in net assets resulting from distributions to shareholders	(67,681,656)	(57,303,138)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	41,322,413	27,045,369
Proceeds from rights offering (Note 11)	185,596,458	—
Reinvestment of distributions	1,494,688	2,749,014
Net increase in net assets derived from capital share transactions	228,413,559	29,794,383
NET ASSETS
Total increase in net assets	215,966,592	19,682,530
Beginning of year	577,855,898	558,173,368
End of year	$ 793,822,490	$ 577,855,898

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Financial Statements

Statements of Cash Flows
Year Ended December 31, 2025

	DSU	FRA	BKT	BLW
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$ 38,705,442	$ 24,409,180	$ 24,801,461	$ 46,884,033
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	272,047,779	254,460,046	884,178,168	446,754,064
Purchases of long-term investments	(364,899,951)	(208,466,850)	(979,817,792)	(416,776,166)
Net proceeds from sales (purchases) of short-term securities	(1,326,484)	(99,951)	7,232,790	(3,798,847)
Amortization of premium and accretion of discount on investments and other fees	(1,332,511)	(952,058)	10,370,565	(2,392,661)
Paid-in-kind income	(472,178)	(563,543)	—	(737,677)
Net realized loss on investments	7,088,011	7,282,982	2,606,264	2,491,363
Net unrealized (appreciation) depreciation on investments, swaps, borrowed bonds, foreign currency translations, unfunded floating rate loan interests and forwards	(2,574,531)	629,273	(20,965,744)	(9,410,732)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(288)	968	6,638	(3,064)
Interest — unaffiliated	(650,350)	897,856	(162,563)	493,076
Variation margin on futures contracts	(12,531)	(6,344)	23,953	20,725
Variation margin on centrally cleared swaps	—	—	—	(1,291)
Swap premiums paid	2,045	—	—	(2,237)
Prepaid expenses	4,302	3,734	2,207	(1,304)
Deferred offering costs.	55,267	(214,807)	(109,320)	(38,838)
Increase (Decrease) in Liabilities
Cash received
Collateral — reverse repurchase agreements	—	—	(30,000)	294,183
Collateral — OTC derivatives	(410,000)	—	—	—
Collateral — TBA commitments	—	—	(10,000)	—
Payables
Accounting services fees	(5,598)	(8,260)	(7,239)	(6,730)
Administration fees	—	—	15,326	—
Custodian fees	(4,879)	(2,704)	(11,474)	(6,474)
Interest expense and fees	(37,494)	(184,206)	(11,475)	844,735
Investment advisory fees	39,222	(28,223)	54,311	(9,180)
Directors ’ and Officer ’ s fees	1,067	(220)	2,880	21,957
Other accrued expenses	(7,796)	(9,029)	(18,214)	(1,103)
Printing and postage fees	—	—	8,938	—
Professional fees	(2,889)	(8,954)	(10,195)	(16,114)
Proxy fees	—	—	(7,475)	—
Reorganization costs	—	—	(149,448)	—
Transfer agent fees	10,610	7,300	(6,199)	3,038
Variation margin on futures contracts	—	—	(16,909)	124,564
Variation margin on centrally cleared swaps	132	—	—	(12,978)
Swap premiums received	(105,162)	—	—	(28,993)
Net cash provided by (used for) operating activities	(53,888,765)	77,146,190	(72,030,546)	64,687,349
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(65,560,150)	(50,789,524)	(26,397,417)	(49,849,670)
Payments for offering costs	—	89,046	—	57,380
Payments for bank borrowings	(181,000,000)	(154,000,000)	—	—
Proceeds from bank borrowings	192,000,000	128,000,000	—	—
Increase (decrease) in bank overdraft	—	(214,336)	44,908	—
Proceeds from issuance of capital shares	107,739,732	—	—	32,187,100
Proceeds from rights offering	—	—	87,126,281	—
Net borrowing of reverse repurchase agreements	—	—	7,910,281	(47,199,004)
Net cash provided by (used for) for financing activities	53,179,582	(76,914,814)	68,684,053	(64,804,194)
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	2,498	5,486	—	4,893

2025
BlackRock Annual Report to Shareholders

Statements of Cash Flows
 (continued)
Year Ended December 31, 2025
	DSU	FRA	BKT	BLW
CASH AND FOREIGN CURRENCY
Net increase (decrease) in restricted and unrestricted cash and foreign currency	$ (706,685)	$ 236,862	$ (3,346,493)	$ (111,952)
Restricted and unrestricted cash and foreign currency at beginning of year	3,220,797	43,726	4,384,493	4,802,471
Restricted and unrestricted cash and foreign currency at end of year	$ 2,514,112	$ 280,588	$ 1,038,000	$ 4,690,519
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the year for interest expense	$ 5,658,874	$ 7,050,868	$ 3,158,981	$ 13,587,509
NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$ 1,902,719	$ 1,628,631	$ —	$ 2,075,736
Fair value of investments acquired through reorganization	—	—	33,806,434	—
Net proceeds from the issuance of common shares due to reorganization	—	—	35,673,791	—
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF YEAR TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$ 2,181,284	$ 138,526	$ —	$ 1,836,682
Cash pledged
Collateral — reverse repurchase agreements	—	—	—	190,000
Futures contracts	190,000	96,000	1,038,000	1,619,470
Centrally cleared swaps	38,000	—	—	471,000
Foreign currency at value	104,828	46,062	—	573,367
	$ 2,514,112	$ 280,588	$ 1,038,000	$ 4,690,519
See notes to financial statements.
Financial Statements

Statements of Cash Flows
 (continued)
Year Ended December 31, 2025

BIT
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$ 55,234,689
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	466,361,875
Purchases of long-term investments	(649,748,849)
Net purchases of short-term securities	(45,329)
Amortization of premium and accretion of discount on investments and other fees	(5,074,123)
Paid-in-kind income	(637,209)
Net realized gain on investments	(1,969,815)
Net unrealized (appreciation) depreciation on investments, swaps, foreign currency translations, unfunded floating rate loan interests and forwards	(15,896,696)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	593
Dividends — unaffiliated	9
Interest — unaffiliated	(2,668,317)
Variation margin on futures contracts	(273,815)
Variation margin on centrally cleared swaps	(1,633)
Swap premiums paid	97,208
Prepaid expenses	1,442
Deferred offering costs.	(54,986)
Increase (Decrease) in Liabilities
Cash received
Collateral — reverse repurchase agreements	350,000
Collateral — OTC derivatives	(810,000)
Payables
Accounting services fees	(8,619)
Custodian fees	(9,025)
Interest expense	(373,037)
Investment advisory fees	128,753
Directors ’ and Officer ’ s fees	5,968
Other accrued expenses	(10,665)
Professional fees	(11,613)
Transfer agent fees	1,518
Variation margin on futures contracts	32,336
Variation margin on centrally cleared swaps	(16,055)
Swap premiums received	(60,057)
Net cash used for operating activities	(155,455,452)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(65,961,647)
Proceeds from issuance of capital shares	41,322,413
Proceeds from rights offering	185,596,458
Net borrowing of reverse repurchase agreements	(10,695,611)
Net cash provided by financing activities	150,261,613
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	4,351
CASH AND FOREIGN CURRENCY
Net decrease in restricted and unrestricted cash and foreign currency	(5,189,488)
Restricted and unrestricted cash and foreign currency at beginning of year	11,781,137
Restricted and unrestricted cash and foreign currency at end of year	$ 6,591,649
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the year for interest expense	$ 13,530,659
NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$ 1,494,688

2025
BlackRock Annual Report to Shareholders

Statements of Cash Flows
 (continued)
Year Ended December 31, 2025
BIT
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF YEAR TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$ 251,667
Cash pledged
Collateral — reverse repurchase agreements	11,000
Collateral — OTC derivatives	1,490,000
Futures contracts	3,850,400
Centrally cleared swaps	514,000
Foreign currency at value	474,582
$ 6,591,649
See notes to financial statements.
Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

DSU
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$ 10.63	$ 10.89	$ 10.44	$ 11.56	$ 11.55
Net investment income (a)	0.74	0.94	0.99	0.72	0.61
Net realized and unrealized gain (loss)	(0.05)	(0.02)	0.51	(1.14)	0.13
Net increase (decrease) from investment operations	0.69	0.92	1.50	(0.42)	0.74
Distributions (b)
From net investment income	(0.74)	(0.95)	(0.99)	(0.68)	(0.62)
Return of capital	(0.44)	(0.23)	(0.06)	(0.02)	(0.11)
Total distributions	(1.18)	(1.18)	(1.05)	(0.70)	(0.73)
Net asset value, end of year	$ 10.14	$ 10.63	$ 10.89	$ 10.44	$ 11.56
Market price, end of year	$ 10.18	$ 10.76	$ 10.79	$ 9.20	$ 11.70
Total Return (c)
Based on net asset value	6.93%	8.93%	15.74%	(2.97)%	6.67%
Based on market price	6.06%	11.28%	30.14%	(15.51)%	19.33%
Ratios to Average Net Assets (d)
Total expenses	1.69%	2.32%	2.47%	1.90%	1.34%
Total expenses after fees waived and/or reimbursed	1.69%	2.31%	2.47%	1.90%	1.34%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.73%	0.79%	0.79%	0.84%	0.92%
Net investment income	7.22%	8.72%	9.25%	6.65%	5.21%
Supplemental Data
Net assets, end of year (000)	$ 630,801	$ 550,662	$ 507,398	$ 486,565	$ 538,681
Borrowings outstanding, end of year (000)	$ 113,000	$ 102,000	$ 149,000	$ 164,000	$ 248,000
Asset coverage, end of year per $1,000 of bank borrowings (e)	$ 6,582	$ 6,399	$ 4,405	$ 3,967	$ 3,172
Portfolio turnover rate	38%	43%	30%	18%	47%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Calculated by subtracting the Fund
’
s total liabilities (not including bank borrowings) from the Fund
’
s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

See notes to financial statements.

2025
BlackRock Annual Report to Shareholders

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

FRA
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$ 12.89	$ 13.26	$ 12.81	$ 13.85	$ 13.81
Net investment income (a)	0.91	1.16	1.24	0.84	0.67
Net realized and unrealized gain (loss)	(0.21)	(0.04)	0.53	(1.11)	0.17
Net increase (decrease) from investment operations	0.70	1.12	1.77	(0.27)	0.84
Distributions (b)
From net investment income	(0.91)	(1.17)	(1.25)	(0.77)	(0.67)
Return of capital	(0.58)	(0.32)	(0.07)	—	(0.13)
Total distributions	(1.49)	(1.49)	(1.32)	(0.77)	(0.80)
Net asset value, end of year	$ 12.10	$ 12.89	$ 13.26	$ 12.81	$ 13.85
Market price, end of year	$ 11.78	$ 13.75	$ 12.66	$ 11.26	$ 13.43
Total Return (c)
Based on net asset value	5.76%	8.88%	15.35%	(1.34)%	6.48%
Based on market price	(3.48)%	21.65%	25.29%	(10.57)%	17.74%
Ratios to Average Net Assets (d)
Total expenses	2.61%	2.95%	2.88%	2.17%	1.55%
Total expenses after fees waived and/or reimbursed	2.61%	2.95%	2.87%	2.17%	1.54%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	1.04%	1.07%	1.04%	1.15%	1.14%
Net investment income	7.33%	8.84%	9.45%	6.36%	4.76%
Supplemental Data
Net assets, end of year (000)	$ 428,588	$ 455,119	$ 467,336	$ 451,188	$ 487,833
Borrowings outstanding, end of year (000)	$ 117,000	$ 143,000	$ 144,000	$ 147,000	$ 223,000
Asset coverage, end of year per $1,000 of bank borrowings (e)	$ 4,663	$ 4,183	$ 4,245	$ 4,069	$ 3,188
Portfolio turnover rate	36%	36%	25%	14%	49%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Calculated by subtracting the Fund
’
s total liabilities (not including bank borrowings) from the Fund
’
s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BKT
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22 (a)	Year Ended 12/31/21 (a)

Net asset value, beginning of year	$ 11.81	$ 12.73	$ 13.10	$ 16.94	$ 18.54
Net investment income (b)	0.25	0.36	0.32	0.43	0.70
Net realized and unrealized gain (loss)	0.70	(0.22)	0.37	(3.24)	(1.06)
Net increase (decrease) from investment operations	0.95	0.14	0.69	(2.81)	(0.36)
Distributions (c)
From net investment income	(0.43)	(0.41)	(0.39)	(0.49)	(0.89)
Return of capital	(0.63)	(0.65)	(0.67)	(0.54)	(0.35)
Total distributions	(1.06)	(1.06)	(1.06)	(1.03)	(1.24)
Dilutive effect of rights offer (Note 11)	(0.19)	—	—	—	—
Net asset value, end of year	$ 11.51	$ 11.81	$ 12.73	$ 13.10	$ 16.94
Market price, end of year	$ 11.04	$ 11.52	$ 12.18	$ 12.34	$ 16.95
Total Return (d)
Based on net asset value	6.78%	1.32%	6.03%	(16.67)%	(2.01)%
Based on market price	5.01%	3.29%	7.69%	(21.50)%	(0.23)%
Ratios to Average Net Assets (e)
Total expenses	1.97%	2.75%	3.23%	1.65%	0.94%
Total expenses after fees waived and/or reimbursed	1.97%	2.75%	3.23%	1.64%	0.94%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.91%	0.93%	0.92%	0.95%	0.90%
Net investment income	2.14%	2.96%	2.50%	2.94%	3.91%
Supplemental Data
Net assets, end of year (000)	$ 372,882	$ 251,630	$ 271,329	$ 279,035	$ 360,752
Borrowings outstanding, end of year (000)	$ 84,693	$ 76,794	$ 111,020	$ 115,764	$ 115,184
Portfolio turnover rate (f)	223%	269%	221%	237%	248%

(a)
Per share operating performance amounts have been adjusted to reflect a 1-for-3 reverse stock split prior to the open of trading on the NYSE on October 18, 2022 for common stockholders of record as of the close of business on October 17, 2022.

(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	112%	133%	106%	122%	119%
See notes to financial statements.

2025
BlackRock Annual Report to Shareholders

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BLW
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$ 14.04	$ 14.11	$ 13.51	$ 16.44	$ 16.93
Net investment income (a)	1.06	1.14	1.11	0.97	1.00
Net realized and unrealized gain (loss)	0.16	0.12	0.70	(2.82)	(0.31)
Net increase (decrease) from investment operations	1.22	1.26	1.81	(1.85)	0.69
Distributions (b)
From net investment income	(1.07)	(1.18)	(1.07)	(0.92)	(1.02)
Return of capital	(0.29)	(0.15)	(0.14)	(0.16)	(0.16)
Total distributions	(1.36)	(1.33)	(1.21)	(1.08)	(1.18)
Net asset value, end of year	$ 13.90	$ 14.04	$ 14.11	$ 13.51	$ 16.44
Market price, end of year	$ 13.74	$ 14.13	$ 13.98	$ 13.07	$ 16.85
Total Return (c)
Based on net asset value	9.11%	9.34%	14.41%	(10.96)%	4.18% (d)
Based on market price	7.17%	11.06%	17.17%	(15.96)%	13.55%
Ratios to Average Net Assets (e)
Total expenses	3.70% (f)	4.47%	3.64%	2.04%	1.18%
Total expenses after fees waived and/or reimbursed	3.70% (f)	4.47%	3.64%	2.04%	1.18%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees and/or offering costs	0.98%	1.01%	0.94%	0.96%	0.92%
Net investment income	7.62%	8.13%	8.10%	6.70%	5.90%
Supplemental Data
Net assets, end of year (000)	$ 543,316	$ 514,291	$ 503,770	$ 482,587	$ 587,146
Borrowings outstanding, end of year (000)	$ 290,501	$ 337,676	$ 276,235	$ 275,639	$ 312,356
Portfolio turnover rate (g)	48%	95%	106%	77%	66%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Includes payment from an affiliate, which had no impact on the Fund ’ s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes non-recurring expenses of offering costs. Without these costs total expenses and total expenses after fees waived and/or reimbursed would have been 3.68% and 3.68%, respectively.
(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	44%	75%	70%	58%	52%
See notes to financial statements.
Financial Highlights

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BIT
	Year Ended 12/31/25	Year Ended 12/31/24	Period from 11/01/23 to 12/31/23	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$ 14.50	$ 14.76	$ 13.78	$ 14.66	$ 17.98	$ 17.66
Net investment income (a)	0.93	0.99	0.16	0.91	1.03	1.13
Net realized and unrealized gain (loss)	0.13	0.23	1.07	(0.31)	(2.87)	0.67
Net increase (decrease) from investment operations	1.06	1.22	1.23	0.60	(1.84)	1.80
Distributions (b)
From net investment income	(0.93)	(0.97)	(0.17)	(0.89)	(1.07)	(1.11)
Return of capital	(0.55)	(0.51)	(0.08)	(0.59)	(0.41)	(0.37)
Total distributions	(1.48)	(1.48)	(0.25)	(1.48)	(1.48)	(1.48)
Dilutive effect of rights offer (Note 11)	(0.17)	—	—	—	—	—
Net asset value, end of period	$ 13.91	$ 14.50	$ 14.76	$ 13.78	$ 14.66	$ 17.98
Market price, end of period	$ 13.06	$ 14.60	$ 15.00	$ 14.09	$ 14.43	$ 18.90
Total Return (c)
Based on net asset value	6.68%	8.66%	8.95% (d)	4.08%	(10.47)% (e)	10.55%
Based on market price	(0.53)%	7.66%	8.29% (d)	8.12%	(16.16)%	31.13%
Ratios to Average Net Assets (f)
Total expenses	3.26% (g)	4.29%	4.29% (h)(i)	3.92%	1.99%	1.70%
Total expenses after fees waived and/or reimbursed	3.26% (g)	4.28%	4.29% (h)(i)	3.92%	1.99%	1.70%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees and/or offering costs	1.25%	1.33%	1.34% (h)(i)	1.32%	1.34%	1.42%
Net investment income	6.58%	6.77%	6.64% (i)	6.26%	6.39%	6.14%
Supplemental Data
Net assets, end of period (000)	$ 793,822	$ 577,856	$ 558,173	$ 520,821	$ 552,552	$ 676,391
Borrowings outstanding, end of period (000)	$ 336,421	$ 347,481	$ 284,576	$ 285,633	$ 288,231	$ 386,820
Portfolio turnover rate (j)	48%	134%	28%	151%	112%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund ’ s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.25% and 3.25%, respectively.
(h)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses, total expenses after fees waived and/or reimbursed, total expenses after fees waived and/or reimbursed and excluding interest expense would have been 4.35%, 4.35% and 1.40%, respectively.

(i)	Annualized.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25	Year Ended 12/31/24	Period from 11/01/23 to 12/31/23	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Portfolio turnover rate (excluding MDRs)	43%	99%	17%	91%	77%	58%
See notes to financial statements.

2025
BlackRock Annual Report to Shareholders

Notes to Financial Statements

1.
ORGANIZATION
The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually as a “Fund”:

Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Debt Strategies Fund, Inc.	DSU	Maryland	Diversified
BlackRock Floating Rate Income Strategies Fund, Inc.	FRA	Maryland	Diversified
BlackRock Income Trust, Inc.	BKT	Maryland	Diversified
BlackRock Limited Duration Income Trust	BLW	Delaware	Diversified
BlackRock Multi-Sector Income Trust	BIT	Delaware	Diversified
The Boards of Directors and Boards of Trustees of the Funds are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Reorganization:
The Board of BKT (the “Acquiring Fund”) and the Board and shareholders of BlackRock Enhanced Government Fund, Inc. (“EGF”) (the “Target Fund”)
approved the reorganization of the Target Fund into the Acquiring Fund. As a result, the Acquiring Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued Common Shares of the Acquiring Fund.
Each Common Shareholder of the Target Fund received Common Shares of the Acquiring Fund in an amount equal to the aggregate NAV of such Common Shareholder’s
Target Fund Common Shares, as determined at the close of business on March 21, 2025, less the costs of the Target Fund’s reorganization. Cash was distributed for any fractional shares.
The reorganization was accomplished by a tax-free exchange of Common Shares of the Acquiring Fund in the following amounts and at the following conversion ratios:

Target Fund	Target Fund ’ s Share Class	Shares Prior to Reorganization	Conversion Ratio	BKT ’ s Share Class	Shares of BKT
EGF	Common	3,551,598	0.84020511	Common	2,984,042 (a)

(a)	Net of fractional shares redeemed.
The Target Fund’s net assets and composition of net assets on March 21, 2025, the valuation date of the reorganization, were as follows:

Net assets	$35,673,791
Paid-in-capital	65,879,865
Accumulated loss	(30,206,074)
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets of the Acquiring Fund before the reorganization were $254,726,957. The aggregate net assets of the Acquiring Fund immediately after the reorganization amounted to $290,400,748. The Target Fund’s fair value and cost of financial instruments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
EGF	$ 33,806,434	$ 34,864,291
The purpose of these transactions was to combine two funds managed by the Manager with substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. Each reorganization was a tax-free event and was effective on March 24, 2025.
Assuming the reorganization had been completed on January 1, 2025, the beginning of the fiscal reporting period of the Acquiring Fund, the pro forma results of operations for the period ended December 31, 2025, were as follows:
• Net investment income: $6,419,192
• Net realized and change in unrealized gain/loss on investments: $19,246,882
• Net increase in net assets resulting from operations: $25,666,074
Notes to Financial Statements

Notes to Financial Statements
 (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statements of Operations since March 24, 2025.
Reorganization costs incurred by BKT in connection with the reorganization were expensed by BKT.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment

Transactions and Income Recognition:

For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.

Realized gains and losses on investment transactions are determined using the specific identification method.

Dividend income and capital gain distributions, if any, are
recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.

Dividends from foreign securities where the ex-dividend
dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency

Translation:
Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.

Each

Fund reports realized currency gains (losses) on foreign
currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash:
The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization:
If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:

Distributions from net investment income are declared and paid monthly.

Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.

The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan:

Under the Deferred Compensation Plan (the “Plan”) approved by each Fund
’
s Board, the directors who are not “interested persons” of the
Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors.
This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock
Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors
’
and Officer
’
s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications:
In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund
’
s
maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:

Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

2025
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

Segment Reporting:
The Chief Financial Officer acts as the Funds
’
Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each

Fund. The CODM has concluded that each

Fund operates as a single operating segment since each

Fund has a single investment strategy as
disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each

Fund
’
s
financial statements.
Recent Accounting Standard:
The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds
’
adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund
’
s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment

Valuation Policies:

Each

Fund
’
s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund
is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each

Fund’s Manager as the valuation
designee for each

Fund. Each

Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies:
The following methods and inputs are used to establish the fair value of each Fund
’
s assets and liabilities:
•
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued
Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from
Notes to Financial Statements

Notes to Financial Statements
 (continued)

the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy:
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.

The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities:
Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

2025
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations:
Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances.
Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities:
Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities:
Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds:

Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities:
Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks:
Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants:
Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests:
Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully
Notes to Financial Statements

Notes to Financial Statements
 (continued)

funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
DSU	Chicago U.S. Midco III LP	$ 256,791	$ 256,791	$ 257,112	$ 321
	Citrin Cooperman Advisors LLC	532,010	526,690	539,990	13,300
	CP Iris HoldCo I, Inc.	171,908	171,908	170,546	(1,362)
	GrafTech Global Enterprises, Inc.	14,490	14,490	14,701	211
	Kaman Corp.	51,503	51,439	51,676	237
	Pinnacle Buyer LLC	167,889	167,889	168,414	525
	Pye-Barker Fire & Safety, LLC	165,100	165,100	166,063	963
	Radiate Holdco, LLC	63,579	63,579	63,102	(477)
	Raven Acquisition Holdings LLC	36,543	36,360	36,646	286
	Springs Windows Fashions LLC	204,176	204,176	201,990	(2,186)
					$ 11,818
FRA	Chicago U.S. Midco III LP	$ 217,630	$ 217,630	$ 217,902	272
	Citrin Cooperman Advisors LLC	438,518	434,133	439,615	5,482
	CP Iris HoldCo I, Inc.	141,153	141,153	140,035	(1,118)
	Kaman Corp.	50,003	49,940	50,171	231
	Pinnacle Buyer LLC	148,627	148,627	149,092	465
	Pye-Barker Fire & Safety, LLC	143,910	143,910	144,749	839
	Radiate Holdco, LLC	61,926	61,926	61,461	(465)
	Raven Acquisition Holdings LLC	37,531	37,343	37,636	293
	Springs Windows Fashions LLC	106,703	106,703	105,560	(1,143)
					$ 4,856
BLW	Chicago U.S. Midco III LP	$ 136,741	$ 136,741	$ 136,912	171
	Citrin Cooperman Advisors LLC	278,248	275,465	278,943	3,478
	CP Iris HoldCo I, Inc.	91,141	91,141	90,419	(722)
	GrafTech Global Enterprises, Inc.	60,029	60,029	60,904	875
	Kaman Corp.	30,002	29,964	30,103	139
	Pinnacle Buyer LLC	92,404	92,404	92,693	289
	Pye-Barker Fire & Safety, LLC	91,260	91,260	91,792	532
	Radiate Holdco, LLC	38,516	38,516	38,227	(289)
	Raven Acquisition Holdings LLC	21,728	21,620	21,789	169
	Springs Windows Fashions LLC	171,501	171,501	169,664	(1,837)
					$ 2,805
BIT	Air Comm Corp. LLC	$ 9,276	$ 9,253	$ 9,299	46

2025
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BIT (continued)	GrafTech Global Enterprises, Inc.	$ 70,379	$ 70,379	$ 71,405	$ 1,026
	Jupiter Buyer, Inc.	10,617	10,564	10,717	153
	Kaman Corp.	33,667	33,636	33,780	144
	Pinnacle Buyer LLC	31,079	31,079	31,176	97
	Pye-Barker Fire & Safety, LLC	34,840	34,840	35,043	203
	Springs Windows Fashions LLC	68,952	68,952	68,214	(738)
	Titan Acquisition Ltd.	178,000	178,000	180,275	2,275
					$ 3,206
Forward Commitments, When-Issued and Delayed Delivery Securities:
The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date.
Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds
’
maximum amount of loss is the unrealized appreciation of
unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the

Funds to make future cash payments. An unfunded
commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of
Operations.
TBA Commitments:
TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master
Securities Forward Transaction Agreements (each, an “MSFTA”).

An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions:

The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions.
Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Borrowed Bond Agreements:
Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time.
Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements:
Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes.
During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Notes to Financial Statements

Notes to Financial Statements
 (continued)

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value.  Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended December 31, 2025, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Funds were as follows:

Fund Name	Average Amount Outstanding	Weighted Average Interest Rate
BKT	$ 74,198,964	4.21%
BLW	320,358,211	4.50
BIT	303,687,648	4.33
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction.
Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
As of period end, the following table is a summary of BKT’s open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

BKT
Counterparty	Borrowed Bonds Agreements (a)	Reverse Repurchase Agreements	Borrowed Bonds at Value including Accrued Interest (b)	Net Amount before Collateral	Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest (c)	Cash Collateral Pledged	Net Collateral (Received)/ Pledged (c)	Net Exposure Due (to)/ from Counterparty (d)
BNP Paribas SA	$ 712,968	$ (7,587,864)	$ (706,059)	$ (7,580,955)	$ —	$ —	$ 7,587,864	$ —	$ 7,587,864	$ 6,909
Deutsche Bank Securities, Inc.	—	(29,029,587)	—	(29,029,587)	—	—	29,029,587	—	29,029,587	—
HSBC Securities (USA), Inc.	—	(48,075,451)	—	(48,075,451)	—	—	48,075,451	—	48,075,451	—
	$ 712,968	$ (84,692,902)	$ (706,059)	$ (84,685,993)	$ —	$ —	$ 84,692,902	$ —	$ 84,692,902	$ 6,909

(a)	Included in Investments at value-unaffiliated in the Statements of Assets and Liabilities.
(b)	Includes accrued interest on borrowed bonds in the amount of $1,402 which is included in interest expense payable in the Statements of Assets and Liabilities.
(c)
Net collateral, including accrued interest, if any, with a value of $87,632,652 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged, if any, to the individual counterparty is not shown for financial reporting purposes.

(d)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.
As of period end, the following table is a summary of BLW
’
s and BIT’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Fund Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest (a)	Cash Collateral Pledged/Received (a)	Net Amount
BLW
Barclays Bank PLC	$ (19,618,430)	$ 19,618,430	$ —	$ —
Barclays Capital, Inc.	(20,939,088)	20,939,088	—	—
BNP Paribas SA	(45,698,493)	45,698,493	—	—
BofA Securities, Inc.	(36,421,029)	36,421,029	—	—
Citigroup Global Markets, Inc.	(1,299,644)	1,299,644	—	—
Credit Agricole Corporate and Investment Bank	(3,013,185)	3,013,185	—	—
Goldman Sachs & Co. LLC	(2,020,572)	2,020,572	—	—
HSBC Bank PLC	(1,578,566)	1,578,566	—	—
HSBC Securities (USA), Inc.	(14,492,972)	14,492,972	—	—
J.P. Morgan Securities LLC	(6,163,708)	6,163,708	—	—

2025
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

Fund Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest (a)	Cash Collateral Pledged/Received (a)	Net Amount
Merrill Lynch International	$ (699,975)	$ 699,975	$ —	$ —
Morgan Stanley & Co. LLC	(1,522,295)	1,522,295	—	—
Nomura Securities International, Inc.	(26,089,095)	26,089,095	—	—
RBC Capital Markets, LLC	(3,958,646)	3,958,646	—	—
TD Securities (USA) LLC	(65,029,181)	65,029,181	—	—
U.S. Bancorp Investments, Inc.	(41,955,845)	41,955,845	—	—
	$ (290,500,724)	$ 290,500,724	$ —	$ —

(a)
Collateral, if any, with a value of $328,208,079 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Fund Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest (a)	Cash Collateral Pledged/Received (a)	Net Amount
BIT
Barclays Bank PLC	$ (21,405,312)	$ 21,405,312	$ —	$ —
Barclays Capital, Inc.	(15,261,864)	15,261,864	—	—
BNP Paribas SA	(7,428,655)	7,428,655	—	—
BofA Securities, Inc.	(51,318,581)	51,318,581	—	—
Citigroup Global Markets, Inc.	(775,151)	775,151	—	—
Deutsche Bank Securities, Inc.	(22,298,584)	22,298,584	—	—
Goldman Sachs & Co. LLC	(246,763)	246,763	—	—
HSBC Securities (USA), Inc.	(116,708,367)	116,708,367	—	—
J.P. Morgan Securities LLC	(9,847,793)	9,847,793	—	—
Morgan Stanley & Co. LLC	(4,093,511)	4,093,511	—	—
Nomura Securities International, Inc.	(1,112,723)	1,112,723	—	—
RBC Capital Markets, LLC	(638,645)	638,645	—	—
TD Securities (USA) LLC	(10,277,130)	10,277,130	—	—
U.S. Bancorp Investments, Inc.	(75,008,209)	75,008,209	—	—
	$ (336,421,288)	$ 336,421,288	$ —	$ —

(a)
Net collateral, including accrued interest, if any, with a value of $367,547,432 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged, if any, to the individual counterparty is not shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Short Sale Transactions:
In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statements of
Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts:
Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in
Notes to Financial Statements

Notes to Financial Statements
 (continued)

an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts
: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s)

reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
The Funds
’

risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.
Swaps:
Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements

of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the
Funds
’

basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the
Funds
’
counterparty on the swap. Each

Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each

Fund is required to
deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities.
Pursuant to the contract, each

Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds

may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will
either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

2025
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

•
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements:
In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a

Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a

Fund may, under certain circumstances, offset with the
counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements:
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty
is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A

Fund

generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each

Fund

bears the risk of loss
from counterparty non-performance. Likewise, to the extent the

Funds

have

delivered collateral to a counterparty and stand

ready to perform under the terms of
their

agreement with such counterparty, each

Fund

bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do

not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory:
Each Fund entered into an Investment Advisory Agreement with the  Manager, the Funds
’
investment adviser and an indirect, majority-owned
subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund
’
s
portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, DSU and FRA

pay the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage:

	DSU	FRA
Investment advisory fees	0.55%	0.75%
For purposes of calculating these fees, “net assets” mean the total assets of each Fund minus the sum of its accrued liabilities.
For such services, BKT pays the Manager a monthly fee at an annual rate equal to 0.65% of the average weekly value of the Fund’s net assets. For purposes of calculating this fee, “net assets” means the total assets of the Fund minus the sum of its accrued liabilities (including the aggregate indebtedness constituting financial leverage).
For such services, BLW pays the Manager a monthly fee at an annual rate equal to 0.55% of the average weekly value of the Fund’s managed assets, including the proceeds of any debt securities or outstanding borrowings used for leverage.
For such services, BIT pays the Manager a monthly fee at an annual rate equal to 0.80% of the average daily value of the Fund’s managed assets, including the proceeds of any debt securities or outstanding borrowings used for leverage.
For purposes of calculating these fee, “managed assets” are determined as total assets of the Fund (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. With respect to BLW and BIT, the Manager also entered into a separate sub-advisory agreement with BlackRock (Singapore) Limited (“BSL”), an affiliate of the Manager. The Manager pays
Notes to Financial Statements

Notes to Financial Statements
 (continued)

BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Distribution Fees:

DSU, FRA, BLW and BIT have each entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of DSU, FRA, BLW and BIT common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”).
Pursuant to the Distribution Agreement, BRIL will receive commissions with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of DSU
’
s, FRA
’
s, BLW
’
s and BIT
’
s common shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL. The commissions retained by BRIL during the period ended December 31, 2025, amounted to $216,278, $0, $65,063 and $83,525 for each of DSU, FRA, BLW and BIT respectively.
Administration:

BKT has an Administration Agreement with the Manager. The administration fee paid monthly to the Manager is computed at an annual rate of 0.15% of the
Fund’s average weekly net assets. For BKT, the Manager may reduce or discontinue this arrangement at any time without notice.
Expense

Waivers and Reimbursements:

With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent

Directors, or by a vote of a majority of the outstanding voting securities of a

Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2025,
the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
DSU	$ 2,045
FRA	357
BKT	5,967
BLW	2,603
BIT	4,824
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each

Fund
’
s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Funds
’
Independent Directors. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
DSU	$ 30,622
FRA	26,517
Directors and Officers:

Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds
’
Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
7.

PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:

	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
DSU	$ —	$ —	$ 365,704,790	$ 267,725,403
FRA	—	—	208,454,625	247,052,914
BKT	974,196,819	900,495,250	25,449,114	2,271,391
BLW	87,239,426	122,667,483	327,542,346	322,372,796
BIT	171,643,943	123,469,547	473,942,652	334,542,018
For the year

ended December 31, 2025, purchases and sales related to mortgage dollar rolls were as follows:

Fund Name	Purchases	Sales
BKT	$ 451,730,112	$ 451,780,788
BLW	33,958,149	33,980,052
BIT	46,035,305	46,064,965
8.
INCOME TAX INFORMATION
It is each

Fund
’
s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

2025
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

Each

Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each

Fund
’
s
U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each

Fund
’
s state and local tax returns may remain
open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds
’
financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds
’
NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses were reclassified to the following accounts:

Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
BKT	$ (11,025)	$ 11,025
BLW	(101,509)	101,509
BIT	(91,233)	91,233
The tax character of distributions paid was as follows:

Fund Name	Year Ended 12/31/25	Year Ended 12/31/24
DSU
Ordinary income	$ 42,394,719	$ 45,765,458
Return of capital	25,068,150	11,106,848
	$ 67,462,869	$ 56,872,306
FRA
Ordinary income	$ 32,180,588	$ 41,212,822
Return of capital	20,388,439	11,167,422
	$ 52,569,027	$ 52,380,244
BKT
Ordinary income	$ 10,481,755	$ 8,633,488
Return of capital	15,867,369	13,918,550
	$ 26,349,124	$ 22,552,038
BLW
Ordinary income	$ 40,835,982	$ 42,306,248
Return of capital	11,285,802	5,391,911
	$ 52,121,784	$ 47,698,159
BIT
Ordinary income	$ 42,280,987	$ 37,506,470
Return of capital	25,400,669	19,796,668
	$ 67,681,656	$ 57,303,138
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Qualified Late-Year Ordinary Losses (c)	Total
DSU	$ (134,079,377)	$ (13,395,175)	$ —	$ (147,474,552)
FRA	(71,140,524)	(7,637,211)	—	(78,777,735)
BKT	(159,427,374)	(19,485,881)	—	(178,913,255)
BLW	(102,012,402)	1,620,244	—	(100,392,158)
BIT	(61,478,214)	9,875,439	(85,714)	(51,688,489)

(a)	Subject to limitations, amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization methods for premiums on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the timing and recognition of partnership income, the accounting for swap agreements, the deferral of compensation to Trustees, the classification of investments and the Partnership Basis Adjustments - Passive Losses.

(c)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
Notes to Financial Statements

Notes to Financial Statements
 (continued)

As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
DSU	$ 764,226,050	$ 8,267,085	$ (21,266,006)	$ (12,998,921)
FRA	562,906,615	3,894,544	(11,536,767)	(7,642,223)
BKT	540,178,903	8,098,748	(27,265,045)	(19,166,297)
BLW	830,127,509	16,636,755	(13,540,860)	3,095,895
BIT	1,106,975,095	48,677,876	(37,400,494)	11,277,382
9.
BANK BORROWINGS
DSU and FRA

are party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to DSU and FRA. As of period end, DSU and FRA have not received any
notice to terminate. DSU and FRA

have granted a security interest in substantially all of their assets to SSB.
The SSB Agreement allows for the following maximum commitment amounts:

Fund Name	Commitment Amounts
DSU	$ 276,000,000
FRA	255,000,000
Advances will be made by SSB to DSU and FRA, at DSU’s and FRA’s option of (a) Daily Simple SOFR plus 0.80% or (b) One Month Term SOFR plus 0.80%. SOFR and One
Month Term SOFR are subject to a 0% floor.
In addition, DSU and FRA paid a commitment fee (based on the daily unused portion of the commitments).  Advances to DSU and FRA as of period end, if any, are shown in the Statements of Assets and Liabilities as bank borrowings. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.
DSU and FRA may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding borrowings is less than 300%.
For the year

ended December 31, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

Fund Name	Maximum Amount Borrowed	Average Amount Outstanding	Daily Weighted Average Interest Rate
DSU	$ 128,000,000	$ 105,000,000	5.10%
FRA	143,000,000	130,315,068	5.11
10.
PRINCIPAL RISKS
In the normal course of business, each

Fund

invests in securities or other instruments and may enter into certain transactions, and such activities subject each

Fund to various
risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Illiquidity Risk:
 Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk:

Each

Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each

Fund to reinvest in lower yielding securities. Each

Fund

may also be exposed to reinvestment risk, which is the risk
that income from each

Fund’s portfolio will decline if each

Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each

Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/
or interest or otherwise affect the value of such securities. Municipal

2025
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk:
The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A

Fund may invest in illiquid investments. An illiquid investment is any investment that a

Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A

Fund may  experience difficulty in selling illiquid
investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each

Fund’s NAV to experience significant
increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a

Fund may lose value, regardless of the
individual results of the securities and other instruments in which a

Fund invests. A

Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund
’
s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund
’
s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:

The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds
’
exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each

Fund’s portfolio are disclosed in its Schedule of Investments.
Certain

Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds
’
performance.
The

Funds invest a significant portion of their assets in securities of issuers located in the United States.

A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Notes to Financial Statements

Notes to Financial Statements
 (continued)

Certain

Funds

invest

a significant portion of  their

assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
11.

CAPITAL SHARE TRANSACTIONS
DSU is authorized to issue 400 million shares, all of which were initially classified as Common Shares.
FRA and BKT are authorized to issue 200 million shares, all of which
were initially classified as Common Shares.
 BLW and BIT are authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The par value for DSU’s, FRA’s, BKT
’
s, BLW’s and BIT
’
s  shares is $0.10, $0.10, $0.010, $0.001 and $0.001, respectively. The Board for DSU, FRA, BLW and BIT are each authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
Common Shares
As of the close of business on September 29, 2025, BKT issued transferrable rights to its Common Shareholders of record, entitling the holders of those rights to subscribe for shares of BKT’s common stock (the “Offer”). Shareholders received one right for each outstanding Common Share owned on the record date. The rights entitled their holders to purchase one new Common Share for every three rights held (1-for-3). The Offer expired on October 20, 2025. BKT received from the Offer gross proceeds of
$87,126,281 for the issuance of 8,097,238 Common Shares. The rights offering resulted in $(0.19) or (1.63)% NAV dilution since the Common Shares were issued below
BKT’s NAV. BKT received the entire proceeds from the shares issued under the Offer since the Manager agreed to pay for all expenses (including sales commissions) related to the Offer.
As of the close of business on  August 19, 2025, BIT issued transferrable rights to its Common Shareholders of record, entitling the holders of those rights to subscribe for shares of BIT’s common stock (the “Offer”). Shareholders received one right for each outstanding Common Share owned on the record date. The rights entitled their holders to purchase one new Common Share for every three rights held (1-for-3). The Offer expired on September 9, 2025. BIT received from the Offer gross proceeds of
$185,596,458 for the issuance of 14,265,677 Common Shares. The rights offering resulted in $(0.17) or (1.22)% NAV dilution since the Common Shares were issued below
BIT’s NAV. BIT received the entire proceeds from the shares issued under the Offer since the Manager agreed to pay for all expenses (including sales commissions) related to the Offer.
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Year Ended
Fund Name	12/31/25	12/31/24
DSU	184,457	119,031
FRA	130,112	72,449
BLW	148,923	105,180
BIT	103,861	187,269
For the year ended December 31, 2025, Common Shares of BKT issued and outstanding increased by 2,984,071 as a result of reorganization of EGF with and into BKT.
For the year ended December 31, 2025, Common Shares of BKT issued and outstanding decreased by 29 as a result of a redemption of fractional shares from the reorganization of EGF with and into BKT.
For the period ended December 31, 2024, shares issued and outstanding remained constant for BKT.
DSU, FRA, BKT, BLW and BIT have each filed a prospectus with the SEC allowing them to issue an additional 16,000,000, 18,000,000, 25,000,000, 12,000,000 and
13,000,000 Common Shares, respectively, through a Shelf Offering. Under the Shelf Offering each Fund subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above each Fund’s NAV per Common Share (calculated within 48 hours of pricing).
As of period end, 674,242, 18,000,000, 25,000,000, 8,880,956 and 8,315,104 Common Shares, respectively, remain available for issuance under the Shelf Offering. During the year ended December 31, 2025, DSU, FRA, BKT, BLW and BIT issued 10,245,828, 0, 0, 2,297,599 and 2,851,856 shares respectively under the Shelf Offering. See
Additional Information - Shelf Offering Program for additional information.
Initial costs incurred by each Fund in connection with their Shelf Offerings are recorded as “Deferred offering costs” in the Statements of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.
BKT adopted a discount management program (the “Program”) that was comprised of one measurement period beginning on July 9, 2025 and ending on September 30, 2025.
Under the Program, the Trust offered to repurchase a portion of its common shares via tender offer if the Trust’s common shares traded at an average daily discount to NAV of more than 7.50% during the measurement period. The discount trigger was not met and therefore no tender offer was conducted.
On November 14, 2025, the Board approved the renewal of the Program, which will consist of one measurement period beginning on July 9, 2026 and ending on
September 30, 2026. Under the renewed Program, the Trust intends to offer to repurchase a portion of its common shares via tender offer if the Trust’s common shares trade at an average daily discount to NAV of more than 7.50% during the 12-week measurement period. If the discount trigger is met and a tender offer is conducted, there is no guarantee that shareholders will be able to sell all of the shares that they desire to sell in such tender offer and there can be no assurance as to the effect that the Program will have on the market for a Trust’s shares or the discount at which a Trust’s shares may trade relative to its NAV.

2025
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds
’

financial statements was completed through the date the financial statements were issued and the following items were noted:
The Funds declared and paid or will pay distributions to Common Shareholders as follows:

Fund Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
DSU	01/02/26	01/20/26	01/30/26	$ 0.098730
	01/02/26	02/13/26	02/27/26	0.098730
	01/02/26	03/13/26	03/31/26	0.098730
FRA	01/02/26	01/20/26	01/30/26	0.123840
	01/02/26	02/13/26	02/27/26	0.123840
	01/02/26	03/13/26	03/31/26	0.123840
BKT	01/02/26	01/20/26	01/30/26	0.088200
	01/02/26	02/13/26	02/27/26	0.088200
	01/02/26	03/13/26	03/31/26	0.088200
BLW	01/02/26	01/20/26	01/30/26	0.113200
	01/02/26	02/13/26	02/27/26	0.113200
	01/02/26	03/13/26	03/31/26	0.113200
BIT	01/02/26	01/20/26	01/30/26	0.123700
	01/02/26	02/13/26	02/27/26	0.123700
	01/02/26	03/13/26	03/31/26	0.123700
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors/Trustees of BlackRock Debt Strategies Fund, Inc., BlackRock Floating Rate Income Strategies Fund, Inc., BlackRock Income
Trust, Inc., BlackRock Limited Duration Income Trust, and BlackRock Multi-Sector Income Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Debt Strategies Fund, Inc., BlackRock Floating Rate Income Strategies Fund, Inc.,
BlackRock Income Trust, Inc., BlackRock Limited Duration Income Trust, and BlackRock Multi-Sector Income Trust (the “Funds”), including the schedules of investments, as of December 31, 2025, the related statements of operations and cash flows for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, and the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Financial Highlights
BlackRock Debt Strategies Fund, Inc., BlackRock Floating Rate Income Strategies Fund, Inc., BlackRock Limited Duration Income Trust and BlackRock Income Trust, Inc.	For each of the five years in the period ended December 31, 2025.
BlackRock Multi-Sector Income Trust	For each of the two years in the period ended December 31, 2025, for the period from November 1, 2023 through December 31, 2023 and for each of the three years in the period ended October 31, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 24, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

2025
BlackRock Annual Report to Shareholders

Important Tax Information
(unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31,
2025:

Fund Name	Qualified Dividend Income
DSU	$ 258,245
BLW	2,420,056
BIT	3,184,913
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
December 31, 2025:

Fund Name	Federal Obligation Interest
DSU	$ 44,260
FRA	6,523
BKT	322,690
BLW	815,945
BIT	87,875
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2025 qualified for the dividends-received deduction for corporate shareholders:

Fund Name	Dividends-Received Deduction
DSU	0.46%
BLW	3.39
BIT	4.69
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2025:

Fund Name	Interest Dividends
DSU	$ 41,243,435
FRA	30,872,172
BKT	11,475,087
BLW	38,382,600
BIT	39,195,362
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2025:

Fund Name	Interest- Related Dividends
DSU	$ 33,885,332
FRA	24,966,570
BKT	10,481,755
BLW	30,877,146
BIT	32,457,335
Important Tax Information

Investment Objectives, Policies and Risks

Recent Changes
The following information is a summary of certain changes since
December 31, 2024
. This information may not reflect all of the changes that have occurred since you purchased the
relevant
Fund.
During each Fund’s most recent fiscal year, there were no material changes in the Fund’s investment objectives or policies that have not been approved by shareholders or in the principal risk factors associated with investment in the Fund.
Investment Objectives and Policies
BlackRock Debt Strategies Fund, Inc. (DSU)
The Fund’s primary investment objective is to seek to provide current income by investing primarily in a diversified portfolio of U.S. companies’ debt instruments, including
Corporate Loans (as defined below), which are rated in the lower rating categories of the established rating services (Baa or lower by Moody’s Investor’s Service (“Moody’s”)
or BBB or lower by S&P Global Ratings (“S&P”)) or unrated debt instruments which are in the judgment of BlackRock Advisors, LLC (the “Manager”) of equivalent quality. Such investments generally involve greater volatility of price and risks to principal and income than securities in the higher rating categories. As a secondary objective, the Fund will seek to provide capital appreciation.  The Fund’s investment objectives are fundamental policies and may not be changed without the approval of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”)).
Under normal market conditions, at least 80% of the Fund’s total assets will be invested in debt instruments. The Trust’s investments in derivatives will be counted toward the
Trust’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.  The Fund has no restrictions on portfolio maturity or duration of the debt securities in which it may invest.
The Fund’s investment policies permit investment in the following asset classes which are described in greater detail below: (i) senior and subordinated corporate loans, both secured and unsecured (“Corporate Loans”), issued either directly by the borrower or in the form of participation interests in Corporate Loans made by banks and other financial institutions; (ii) publicly offered and privately placed high-yield debt securities, senior and subordinated, both secured and unsecured; and (iii) convertible debt instruments and preferred stock, each of which may be converted into common stock or other securities of the same or a different issuer, and nonconvertible preferred stock.
The debt securities and Corporate Loans in which the Fund invests may pay interest at fixed rates or at rates that float at a margin above a generally recognized base lending rate such as the prime rate of a designated U.S. bank, or that adjust periodically at a margin above the CD rate or LIBOR.
In connection with its investments in corporate debt securities, or restructuring of investments owned by the Fund, the Fund may receive warrants or other non-income producing debt or equity securities. The Fund may retain such securities until the Manager determines it is appropriate in light of current market conditions to effect a disposition of such securities.
The Fund will not invest in Corporate Loans that would require the Fund to make any additional investments in connection with its obligation to make future advances to a borrower in connection with revolving credit facilities if such commitments would exceed 20% of the Fund’s total assets or would cause the Fund to fail to meet the diversification requirements described herein.
The Fund may invest in high-yield corporate debt securities, including Corporate Loans, which are rated in the lower rating categories of the established rating services (Baa or lower by Moody’s and BBB or lower by S&P Global Ratings), or in unrated securities considered by the Manager to be of comparable quality. Securities rated below Baa or lower by Moody’s or BBB or lower by S&P and unrated securities of comparable quality, are commonly known as “junk bonds.”  Securities which subsequently are downgraded may continue to be held by the Fund and will be sold only if, in the judgment of the Manager, it is advantageous to do so.
Up to 20% of the Fund’s total assets may be invested in Distressed Securities (defined below), which includes publicly offered or privately placed debt securities and Corporate
Loans which, at the time of investment, are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest or are rated in the lowest rating categories (Ca or lower by Moody’s and CC or lower by S&P) or which, if unrated, are in the judgment of the Manager of equivalent quality (“Distressed
Securities”).  Although the Fund will invest primarily in lower-rated securities, other than with respect to Distressed Securities (which are discussed below) it will not invest in securities in the lowest rating categories (Ca or below by Moody’s and CC or below by S&P) unless the Manager believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings.  Securities which subsequently are downgraded may continue to be held by the Fund and will be sold only if, in the judgment of the Manager, it is advantageous to do so.
Up to 20% of the Fund’s total assets may be invested in financial instruments of issuers domiciled outside the United States or that are denominated in various foreign currencies and multinational foreign currency units, provided that the foreign issuers of any non-U.S. dollar denominated instruments purchased by the Fund are domiciled in a country that is a member of the Organisation for Economic Co-operation and Development (OECD).
Up to 20% of the Fund’s total assets can be invested in convertible debt instruments and preferred stock, each of which may be converted into common stock or other securities of the same or a different issuer, and non-convertible preferred stock. The types of preferred securities in which the Fund may invest include trust preferred securities.
As a result of conversions of convertible securities or upon an exchange offer or bankruptcy plan of reorganization, a significant portion of the Fund’s total assets may be invested in common stock at certain points in time.
The Fund may engage in various portfolio strategies to seek to increase its return and to hedge its portfolio against movements in interest rates or foreign currencies through the use of interest rate or foreign currency swap transactions, the purchase of call and put options on securities, the sale of covered call and put options on its portfolio securities and transactions in financial futures and related options on such futures.  There can be no assurance that the Fund will employ these strategies or that, if employed, they will be effective.

2025
BlackRock Annual Report to Shareholders

Investment Objectives, Policies and Risks
(continued)

Investment Objectives and Policies
(continued)
The Fund may make short sales of securities, provided that the market value of all securities sold short does not exceed 10% of its total assets. The Fund may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to seek to enhance return. The Fund’s obligation to replace the borrowed security will be secured by collateral deposited with the broker dealer, usually cash, U.S. government securities or other liquid securities similar to those borrowed. The Fund also will be required to segregate similar collateral with its custodian or designate such collateral on its books and records  to the extent, if any, necessary so that the value of both collateral amounts in the aggregate is at all times equal to at least 100% of the current market value of the security sold short.  The Fund also may make short sales
“against the box.” Short sales “against the box” are not subject to the foregoing 10% limitation.
Subject to other investment restrictions applicable to the Fund, up to 10% of the Fund’s assets may be invested in debt instruments, including Corporate Loans, of investment companies (which may or may not be registered under the Investment Company Act) whose portfolio securities consist entirely of (i) corporate debt or equity securities acceptable to the Manager or (ii) money market instruments.
The Fund has no limitation on the amount of its investments that are not readily marketable or are subject to restrictions on resale.
Leverage:

The Fund currently utilizes leverage for investment purposes in the form of a bank credit facility.   The Fund generally will not utilize leverage if it anticipates that the
Fund’s leveraged capital structure would result in a lower return to common stockholders than that obtainable if the common stock were unleveraged for any significant amount of time.  At times, the Fund could utilize leverage through borrowings, including the issuance of short term debt securities, the issuance of shares of preferred stock or a combination thereof. The Fund also has the ability to utilize leverage through the issuance of shares of preferred stock. The Fund may also utilize leverage through the use of reverse repurchase agreements.
The Fund may enter into derivative securities transactions that have leverage embedded in them.
The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which may otherwise require untimely dispositions of Fund securities. The Fund at times may borrow from affiliates of the Manager, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.
There can be no assurance that the Fund will borrow in order to leverage its assets or, if it does, what percentage of the Fund’s assets such borrowings will represent.  The
Fund does not currently anticipate issuing any preferred stock.
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
The Fund’s investment objective is to provide stockholders with high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments (“floating rate debt securities”). The Fund’s investment objective is a fundamental policy and may not be changed without stockholder approval.
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its Managed Assets in floating rate debt securities, including floating or variable rate debt securities that pay interest at rates that adjust whenever a specified interest rate changes and/or which reset on predetermined dates (such as the last day of a month or calendar quarter). Floating rate debt securities may include, but are not limited to, any combination of the following securities: (i) senior secured floating rate loans or debt; (ii) second lien or other subordinated or unsecured floating rate loans or debt; (iii) participations or assignments in senior floating rate loans or second lien floating rate loans; and (iv) fixed-rate loans or debt with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating rate interest payments. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.  The 80% policy noted above is a non-fundamental policy of the
Trust and may not be changed without 60 days’ prior notice to shareholders. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes).
The Fund invests a substantial portion of its investments in floating rate debt securities consisting of secured or unsecured senior floating rate loans that are rated below investment grade at the time of investment or, if unrated, are considered by BlackRock Advisors, LLC (the “Manager”) or BlackRock International Limited (“BIL” and together with the Manager, the “Advisors”), the Fund’s sub-advisor, to be of comparable quality. Secured loans may be either wholly or partially secured at the time of investment. In addition to senior loans, floating rate debt securities may include, without limitation, instruments such as catastrophe and other event linked bonds, bank capital securities, corporate bonds, notes, money market instruments and certain types of mortgage related and other asset backed securities. Due to their floating or variable rate features, these instruments will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline. For the same reason, the market value of a floating rate debt security is generally expected to have less sensitivity to fluctuations in market interest rates than a fixed rate debt instrument, although the value of a floating rate debt security may nonetheless decline as interest rates rise and due to other factors, such as real or perceived changes in credit quality or financial condition of the issuer or borrower, volatility in the capital markets or other adverse market conditions.
The Fund may invest up to 20% of its total assets in securities other than floating rate debt securities, including, but not limited to, fixed rate debt securities such as convertible securities, bonds, notes, fixed rate loans and mortgage related and other asset backed securities issued on a public or private basis, collateralized debt obligations (which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities), preferred securities, commercial paper,
U.S. government securities, structured notes, credit linked notes, credit linked trust certificates and other hybrid instruments.
To a limited extent, incidental to and in connection with its investment activities or pursuant to a convertible feature in a security, the Fund may acquire warrants and other debt and equity securities. The Fund may also acquire other debt and equity securities of a borrower or issuer in connection with an amendment, waiver, conversion or exchange of a senior loan or other debt security or in connection with a bankruptcy or workout of the borrower or issuer.
Investment Objectives, Policies and Risks

Investment Objectives, Policies and Risks
(continued)

Investment Objectives and Policies
(continued)
The Fund may invest without limit, and generally intends to invest a substantial portion of its assets, in high yield securities, including senior loans and other floating or fixed rate debt securities, that are rated below investment grade by the established rating services (Ba or lower by Moody’s Investor’s Service (“Moody’s”) or BB or lower by S&P Global
Ratings (“S&P”)) or, if unrated, are considered by the Advisors to be of comparable quality. High yield bonds commonly are referred to as “junk” bonds. The high yield securities in which the Fund invests may include credit linked notes, structured notes, credit linked trust certificates or other instruments evidencing interests in special purpose vehicles or trusts that hold interests in high yield securities. Other than with respect to Distressed Securities (which are discussed below), the high yield securities in which the Fund may invest do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy. The Fund may also invest in investment grade securities, which are securities rated at least BBB– as determined by S&P, Baa3 as determined by Moody’s or, if unrated, determined to be of comparable quality by the
Advisors.
The Fund may not invest more than 10% of its total assets (at the time of investment) in securities that are rated Caa1 or lower (if rated by Moody’s) or CCC+ or lower (if rated by S&P) by each agency rating such security or, if unrated, are considered by the Advisors to be of comparable quality or are otherwise considered to be distressed securities
(“Distressed Securities”).
The Fund may invest without limitation in debt securities of issuers domiciled outside the United States. The Fund, however, will not invest more than 10% of its total assets in debt securities of issuers located in emerging market countries. Emerging market countries generally include every nation in the world (including countries that may be considered “frontier” markets) except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Fund will invest primarily in U.S. dollar denominated debt securities. The Fund will not invest more than 10% of its total assets in debt securities denominated in currencies other than the U.S. dollar or that do not provide for payment to the Fund in U.S. dollars, including obligations of non-U.S. governments and their respective subdivisions, agencies and government sponsored enterprises.
The Fund may invest in bonds of varying maturities issued by U.S. and non-U.S. corporations and other business or governmental entities. Bonds can be variable or fixed rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. The Fund may also invest in catastrophe or other “event linked” bonds. The Fund may invest in securities of any maturity.
The Fund may invest in preferred securities, including preferred securities that may be converted into common stock or other securities of the same or a different issuer. The types of preferred securities in which the Fund may invest include trust preferred securities.
The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred security or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula.
The Fund may invest without limit in illiquid securities, which are floating rate debt securities, senior loans, high yield securities and other securities that lack a secondary trading market or are otherwise considered illiquid.
Leverage:

The Fund currently utilizes leverage for investment purposes in the form of a bank credit facility. At times, the Fund could utilize leverage through borrowings, the issuance of short term debt securities, the issuance of shares of preferred stock or a combination thereof.  The Fund also has the ability to utilize leverage through the issuance of shares of preferred stock. The Fund may also leverage through the use of reverse repurchase agreements. There can be no assurance that the Fund will borrow in order to leverage its assets or, if it does, what percentage of the Fund’s assets such borrowings will represent. The Fund does not currently anticipate issuing any preferred stock.
The Fund may enter into derivative securities transactions that have leverage embedded in them.
BlackRock Income Trust, Inc. (BKT)
The Fund’s investment objective is to manage a portfolio of high-quality securities to achieve both preservation of capital and high monthly income.  The Fund will seek to distribute monthly income that is greater than that obtainable on an annualized basis by investment in United States government securities having the same maturity as the weighted average maturity of the Fund’s investments.  The Fund’s portfolio is expected to consist primarily of mortgage-backed securities and, to a lesser extent, asset-backed securities.
Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property.
There are three basic types of mortgage-backed securities: (i) those issued or guaranteed by the United States government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation
(“Freddie Mac”); (ii) those issued by private issuers that are collateralized by securities issued or guaranteed by the United States government or one of its agencies or instrumentalities; and (iii) those issued by private issuers and collateralized by securities without a government guarantee but usually with some form of private credit enhancement.
The Fund will invest at least 65% of its assets in mortgage-backed securities.  The balance of the Fund’s assets generally will be invested in asset-backed securities, which have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. The Fund may also invest in various derivative mortgage-backed and asset-backed securities, such as collateralized mortgage obligations and asset-backed security residual interests and stripped mortgage-backed securities. The Fund may invest directly in such securities or synthetically through the use of derivatives.   In addition, for hedging purposes, the
Fund may utilize a portion of its assets for certain options, futures, interest rate swaps and related transactions.  For purposes of enhancing liquidity and/or preserving capital, the Fund may invest without limit in securities issued by the United States government and its agencies and instrumentalities, or repurchase agreements collateralized by such securities, certificates of deposit, time deposits or bankers’ acceptances of similar quality.
At least 80% of the Fund’s assets will be invested in securities that are (i) issued or guaranteed by the United States government or one of its agencies or instrumentalities or
(ii) rated at the time of investment either AAA by S&P Global Ratings (“S&P”) or Aaa by Moody’s Investors Service (“Moody’s”).  Securities issued or guaranteed by the

2025
BlackRock Annual Report to Shareholders

Investment Objectives, Policies and Risks
(continued)

Investment Objectives and Policies
(continued)
United States government or its agencies or instrumentalities are generally considered to be of the same or higher quality than privately issued securities rated AAA or Aaa.
No more than 20% of the Fund’s assets will be invested in other securities, all of which will have been determined by BlackRock Advisors, LLC (the “Manager”) or BlackRock
International Limited (“BIL” and together with the Manager, the “Advisors”), the Fund’s sub-advisor, to be of comparable credit quality.
The yield characteristics of mortgage-backed and asset-backed securities differ from traditional debt securities.  Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time.  As a result, if the Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity.  Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.  The Fund may also invest in derivative securities such as stripped mortgage-backed securities or residual interests, which generally are more sensitive to changes in prepayment and interest rates.  The Advisors will seek to manage these risks (and potential benefits) by investing in a variety of such securities and through hedging techniques.
Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions.  Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates.  The same factors apply to prepayments on asset-backed securities but the predominant factor in a particular case may be different than in the case of mortgage-backed securities.  Accordingly, amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates than during a period of rising interest rates.
The Fund’s yield will also be affected by the interest rates on instruments in which the Fund is able to reinvest the proceeds of payments and prepayments.  Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.
Leverage:

The Fund may borrow from time to time, at the Advisors’ discretion, for purposes of investment leverage when yields on available investments exceed interest rates and other expenses of related borrowing, or when, in the Advisors’ opinion, unusual market conditions otherwise make it advantageous for the Fund to increase its investment capacity.
The Fund may enter into derivative securities transactions that have leverage embedded in them.
The Fund may also borrow for emergency purposes, for the payment of dividends or for the clearance of transactions.
The Fund may enter into reverse repurchase agreements.
BlackRock Limited Duration Income Trust (BLW)
The Fund’s investment objective is to provide current income and capital appreciation. The Fund pursues its objective by investing primarily in three distinct asset classes:
•
intermediate duration, investment grade corporate bonds, mortgage related securities and asset-backed securities and U.S. government and agency securities;
•
senior, secured floating rate loans made to corporate and other business entities; and
•
U.S. dollar-denominated securities of U.S. and non-U.S. issuers rated below investment grade and, to a limited extent, non-U.S. dollar denominated securities of
non-U.S. issuers rated below investment grade.
The Fund may invest directly in such securities or synthetically through the use of derivatives.
BlackRock Advisors, LLC (the “Manager”) and the Fund’s sub-advisers, BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL” and collectively with
BIL and the Manager, the “Advisors”), have broad discretion to allocate the Fund’s assets among these three principal asset classes.
The Fund’s investment objective may be changed by the Board of Trustees of the Fund without prior shareholder approval.
The Fund’s portfolio normally has an average portfolio duration of less than five years (including the effect of anticipated leverage), although it may be longer from time to time depending on market conditions. In comparison to maturity (which is the date on which the issuer of a debt instrument is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result in changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Specifically, duration measures the anticipated percentage change in net asset value that is expected for every percentage point change in interest rates. The two have an inverse relationship. Duration differs from maturity in that it takes into account a security’s yield, coupon payments and its principal payments in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.
The Fund is intended to have a relatively low level of interest rate risk compared to investment portfolios of similar credit quality but with longer durations. Certain of the Fund’s other strategies, however, may result in an above average amount of risk and volatility or loss of principal.
The Fund may invest in corporate bonds.
The Fund anticipates that, under normal market conditions, a significant portion of its Managed Assets will be invested in securities rated below investment grade, such as those rated (Ba or lower by Moody’s Investor’s Service (“Moody’s”) or BB or lower by S&P Global Ratings (“S&P”)) or securities comparably rated by other rating agencies or
Investment Objectives, Policies and Risks

Investment Objectives, Policies and Risks
(continued)

Investment Objectives and Policies
(continued)
in unrated securities determined by the Advisors to be of comparable quality. High yield securities commonly are referred to as “junk” bonds. The Fund may invest in individual securities of any credit quality.  “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes).
The Fund may also invest in investment grade securities, which are securities rated at least BBB– as determined by S&P, Baa3 as determined by Moody’s or, if unrated, determined to be of comparable quality by the Advisors. When the Advisors believe it to be in the best interests of the Fund’s shareholders, the Fund will reduce its investment in lower grade securities and, in certain market conditions, the Fund may invest none of its assets in lower grade securities.
The Fund may invest without limitation in U.S. dollar denominated securities of non-U.S. issuers and, to a limited extent, non-U.S. dollar-denominated securities of non-U.S.
issuers (“Non-U.S. Securities”), including up to 20% of its Managed Assets in issuers located in emerging market countries. The Fund can hold no more than 10% of its
Managed Assets in non-U.S. dollar-denominated Non-U.S. Securities.
Non-U.S. Securities may include debt securities issued by foreign governments and other sovereign entities and debt securities issued by foreign corporations or supranational entities and securities denominated in U.S. dollars or, to a limited extent (as described above), in foreign currencies or multinational currency units. The Fund may invest in
Brady Bonds and other sovereign debt of countries that have restructured their debt pursuant to the Brady Plan, which are viewed as speculative investments. The Fund may also purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.
The Fund may invest in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities including but not limited to: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, such as U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years), including the principal components or the interest components issued by the U.S. government under the separate trading of registered interest and principal securities program (i.e., “STRIPS”), all of which are backed by the full faith and credit of the United States; and
(2) obligations issued or guaranteed by U.S. government agencies or instrumentalities, including government guaranteed mortgage-related securities, some of which are backed by the full faith and credit of the U.S. Treasury, some of which are supported by the right of the issuer to borrow from the U.S. government and some of which are backed only by the credit of the issuer itself.
The Fund may invest in mortgage-related securities, which include collateralized mortgage obligations, stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits, real estate investment trusts (“REITs”), including debt and preferred stock issued by REITs, as well as other real estate-related securities. The mortgage-related securities in which the Fund may invest include those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest. The Fund may invest in residential and commercial mortgage-related securities issued by governmental entities and private issuers, including subordinated mortgage-related securities. The Fund will not invest more than 15% of its Managed Assets in commercial mortgage-related securities.
Asset-backed securities are a form of structured debt obligations. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities may include home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Fund may invest in these and other types of asset-backed securities that may be developed in the future.
In addition to senior, secured floating rate loans made to corporate and other business entities, the Fund may also purchase unsecured loans, other floating rate debt securities, and credit-linked notes.
A senior loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the
“Agent”) for a group of loan investors (“Loan Investors”). The Fund may purchase “Assignments” from the Agent or other Loan Investors. The Fund also may invest in
“Participations.” Participations by the Fund in a Loan Investor’s portion of a senior loan typically will result in the Fund having a contractual relationship only with such Loan
Investor, not with the borrower, whereas the Fund, as a purchaser of an Assignment, would typically succeed to all the rights and obligations under the loan agreement of the assigning Loan Investor and become a Loan Investor under the loan agreement with the same rights and obligations as the assigning Loan Investor. The Fund will only acquire
Participations if the Loan Investor selling the Participation, and any other persons interpositioned between the Fund and the Loan Investor, are believed by the Advisors to be creditworthy at the time they enter into such transactions.
The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a senior loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the Advisors, may enhance the value of a senior loan or would otherwise be consistent with the Fund’s investment policies.
The Fund may invest in collateralized bond obligations (“CBOs”), which are structured securities backed by a diversified pool of high yield, public or private fixed-income securities. Under normal market conditions, the Fund expects to invest in the lower tranches of CBOs.
The Fund may purchase and sell futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures and swap contracts (including, but not limited to, credit default swaps)
and may purchase and sell exchange-listed and over-the-counter put and call options on securities and swap contracts, financial indices and futures contracts and use other derivative instruments or management techniques. The Fund also may purchase derivative instruments that combine features of these instruments.

2025
BlackRock Annual Report to Shareholders

Investment Objectives, Policies and Risks
(continued)

Investment Objectives and Policies
(continued)
The Fund may invest up to 10% of its Managed Assets in securities of other open- or closed-end investment companies that invest primarily in bonds of the types in which the
Fund may invest directly. The Fund generally expects to invest in other investment companies either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of the offering of its common shares, or during periods when there is a shortage of attractive opportunities in the fixed-income market.
Leverage:

The Fund currently utilizes leverage for investment purposes in the form of reverse repurchase agreements.   The Fund may borrow from banks and other financial
institutions and may also borrow additional funds using such investment techniques as the Advisors may from time to time determine. Of these investment techniques, the
Fund expects primarily to use reverse repurchase agreements and dollar rolls.
The Fund also has the ability to utilize leverage through the issuance of preferred shares.  The Fund does not currently anticipate issuing any preferred shares.
The Fund generally will not utilize leverage if it anticipates that the Fund’s leveraged capital structure would result in a lower return to shareholders than that obtainable over time with an unleveraged capital structure. There can be no assurance that the Fund will borrow in order to leverage its assets or, if it does, what percentage of the Fund’s assets such borrowings will represent.
The Fund may enter into derivative securities transactions that have leverage embedded in them.
BlackRock Multi-Sector Income Trust (BIT)
The Fund’s primary investment objective is to seek high current income, with a secondary objective of capital appreciation. The Fund’s investment objectives may be changed by the Board of Trustees of the Fund (the “Board,” and each member, a “Trustee”) without prior shareholder approval.
In investing the Fund’s assets, BlackRock Advisors, LLC, the Fund’s investment adviser (the “Manager”), and BlackRock International Limited and BlackRock (Singapore)
Limited, the Fund’s sub-advisers (each, a “Sub-Advisor” and, collectively with the Manager, the “Managers”), expect to allocate capital across multiple sectors of the fixed-income securities market by evaluating portfolio risk in light of the available investment opportunities and prevailing risks in the fixed-income market, with the goal of delivering attractive risk-adjusted returns. In doing so, the Managers seek to find the appropriate balance between risk mitigation and opportunism. The Managers do not manage the
Fund to a benchmark, which provides flexibility to allocate and rotate the Fund’s assets across various sectors within the fixed-income universe. This strategy seeks to provide exposure to those segments of the fixed-income market that the Managers anticipate will provide value while attempting to minimize exposure to those segments that the
Managers anticipate will not provide value. If the Managers’ perception of the value of a segment of the fixed-income market or an individual security is incorrect, your investment in the Fund may lose value.
Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in loan and debt instruments and other investments with similar economic characteristics (collectively “fixed-income securities”). The Fund may invest directly in such securities or synthetically through the use of derivatives. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes).  Fixed-income securities in which the Fund may invest include:
•
mortgage related securities, including mortgage-backed securities (“MBS”), which are structured debt obligations collateralized by pools of commercial mortgages
(commercial mortgage-backed securities or “CMBS”) or residential mortgages (residential mortgage-backed securities or “RMBS”), including agency RMBS issued or guaranteed by U.S. federal agencies or government related guarantors and non-agency RMBS issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers; collateralized mortgage obligations (“CMOs”); Real Estate Mortgage Investment
Conduits (“REMICs”), including resecuritizations of REMICs; stripped mortgage-backed securities, including interest-only (“IO”) and principal-only (“PO”) classes;
delegated underwriting and servicing bonds; MBS credit default swaps and other mortgage related derivative instruments; inverse floating rate instruments which are derivative interests in MBS; repurchase agreements supported by MBS; and interests in real estate investment trusts (“REITs”) that invest the majority of their assets in real property mortgages or MBS, including debt and preferred stock issued by mortgage REITs;
•
asset-backed securities (“ABS”);
•
U.S. Government and agency securities;
•
loans and loan participations, including senior secured floating rate and fixed rate loans or debt (“Senior Loans”) and second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”);
•
bonds or other debt securities issued by U.S. or foreign (non-U.S.) corporations or other business entities, which may include fixed, variable and floating rate bonds, debentures, notes and other similar types of debt instrument (collectively referred to herein as “corporate bonds”), of any quality, rated or unrated, including those that are rated below investment grade quality;
•
collateralized loan obligations (“CLOs”);
•
preferred securities;
•
convertible securities, including synthetic convertible securities;
•
sovereign debt, including obligations of foreign governments or their sub-divisions, agencies and government sponsored enterprises and obligations of international agencies and supranational entities;
Investment Objectives, Policies and Risks

Investment Objectives, Policies and Risks
(continued)

Investment Objectives and Policies
(continued)
•
municipal securities, including taxable municipal securities such as Build America Bonds (“BABs”); and
•
structured instruments, including structured notes, hybrid or indexed securities, event-linked securities, credit-linked notes (“CLNs”), equity-linked notes and structured credit products.
The Fund may invest in fixed-income securities of any type, including those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in a specified reference interest rate or index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest. The Fund may hold securities of any duration or maturity and does not maintain set policies with respect to the average duration or maturity of the Fund’s portfolio. Additionally, as part of the Fund’s investments in loans, the Fund may make loans directly to borrowers either as a sole lender or by acting as a member of a syndicate of original lenders.
The Fund may invest in securities of any quality, rated or unrated, including those that are rated below investment grade quality (rated Ba/BB or below by Moody’s Investor’s
Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), or Fitch Ratings, Inc. (“Fitch”)) or securities that are unrated but judged to be of comparable quality by the Managers.
Such securities, sometimes referred to as “high yield” or “junk” bonds, are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve greater price volatility than securities in higher rating categories. Under normal market conditions, the Fund will not invest more than 20% of its Managed Assets in securities, other than mortgage related and other asset-backed securities, that are, at the time of investment, rated CCC+
or lower by S&P or Fitch or Caa1 or lower by Moody’s, or that are unrated but judged to be of comparable quality by the Managers. For purposes of applying the foregoing policy, in the case of securities with split ratings (i.e., a security receiving two different ratings from two different rating agencies), the Fund will apply the higher of the applicable ratings. The Fund may invest in mortgage related and other asset backed securities of any quality, rated or unrated, without limitation.
Under normal market conditions, the Fund will not invest more than 10% of its Managed Assets in CLOs.
Under normal market conditions, the Fund will invest at least 25% of its total assets in mortgage related securities. The Fund’s investment in mortgage related securities may consist entirely of privately issued securities, which are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. The Securities and Exchange Commission (the “SEC”) informed the Fund that it is the view of the SEC staff that privately issued MBS constitute an “industry” for purposes of a fund’s industry concentration policy. On July 8, 2013, the Fund obtained formal “no-action” relief from the staff of the SEC that the staff would not recommend any enforcement action in connection with the Fund’s policy to concentrate its investments in the group of industries constituting mortgage related securities (including privately issued MBS and agency MBS).
Under normal market conditions, the Fund may invest up to 20% of its Managed Assets in securities other than fixed-income securities, including common stocks, warrants, depositary receipts and other equity securities.
The Fund may invest without limitation in securities of U.S. issuers and non-U.S. issuers located in countries throughout the world, including in developed and emerging markets. Foreign securities in which the Fund may invest may be U.S. dollar-denominated or non-U.S. dollar-denominated. The Fund may invest in securities of issuers of any market capitalization size, including small- and mid-cap companies, and of issuers that operate in any sector or industry.
The Fund may also invest in securities of other open- or closed-end investment companies, including exchange-traded funds (“ETFs”), subject to applicable regulatory limits, that invest primarily in securities of the types in which the Fund may invest directly. The Fund treats its investments in open- or closed-end investment companies that invest substantially all of their assets in fixed-income securities as investments in fixed-income securities.
The Fund may make short sales of securities. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 25%
of the value of its Managed Assets or the Fund’s aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class.
During temporary defensive periods, and in order to keep the Fund’s cash fully invested, the Fund may invest up to 100% of its total assets in liquid, short-term investments, including high quality, short-term securities. The Fund may not achieve its investment objectives under these circumstances.
The Fund’s investment policies are non-fundamental policies and may be changed by the Board without prior shareholder approval. The Fund’s policy to invest at least 80%
of its Managed Assets in fixed-income securities may be changed by the Board; however, if this policy changes, the Fund will provide shareholders at least 60 days’ written notice before implementation of the change.
The percentage limitations applicable to the Fund’s portfolio apply only at the time of initial investment and the Fund will not be required to sell investments due to subsequent changes in the value of investments that it owns.
Leverage:

The Fund currently uses leverage to seek to achieve its investment objectives. The Fund currently leverages its assets through the use of reverse repurchase agreements and/or dollar rolls. The Fund currently does not intend to borrow money or issue debt securities or preferred shares. Although it has no present intention to do so, the Fund reserves the right to borrow money from banks or other financial institutions or issue debt securities or preferred shares in the future if it believes that market conditions would be conducive to the successful implementation of a leveraging strategy through borrowing money or issuing debt securities or preferred shares. The Fund is permitted to use leverage of up to 50% of its Managed Assets (100% of its net assets).
The Fund may enter into derivative securities transactions that have leverage embedded in them.
The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

2025
BlackRock Annual Report to Shareholders

Investment Objectives, Policies and Risks
(continued)

Investment Objectives and Policies
(continued)
Risk Factors
This section contains a discussion of the general risks of investing in each Fund. The net asset value and market price of, and dividends paid on, the common shares will fluctuate with and be affected by, among other things, the risks more fully described below. As with any fund, there can be no guarantee that a Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time. Each risk noted below is applicable to each Fund unless the specific Fund or Funds are noted
in a parenthetical. The order of the below risk factors does not indicate the significance of any particular risk.
Investment and Market Discount Risk:
An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Fund’s common shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. Common shares are designed for long-term investors and the Fund should not be treated as a trading vehicle. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Fund’s net asset value could decrease as a result of its investment activities. At any point in time an investment in the Fund’s common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund. During periods in which the Fund may use leverage, the Fund’s investment, market discount and certain other risks will be magnified.
Concentration Risk (BIT):
The Fund’s strategy of concentrating in mortgage related securities means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these securities may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these securities would have a larger impact on the Fund than on a mutual fund that does not concentrate in such securities. At times, the performance of these securities will lag the performance of other industries or the broader market as a whole.
Debt Securities Risk:
Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which are described in further detail below:
•
Credit Risk
 —
Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
•
Interest Rate Risk
 —
The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.)  The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
•
Extension Risk
 —
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
•
Prepayment Risk
 —
When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
U.S. Government Obligations Risk:
Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
U.S. Government Mortgage-Related Securities Risk (FRA, BKT and BLW):
There are a number of important differences among the agencies and instrumentalities of the
U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National
Mortgage Association (“GNMA” or “Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.
Investment Objectives, Policies and Risks

Investment Objectives, Policies and Risks
(continued)

Risk Factors
(continued)
Mortgage-related securities issued by Fannie Mae or Freddie Mac are solely the obligations of Fannie Mae or Freddie Mac, as the case may be, and are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.
Mortgage- and Asset-Backed Securities Risks (FRA, BKT, BLW and BIT):
Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
Senior Loans Risk (DSU, FRA, BLW and BIT):
There is less readily available, reliable information about most senior loans than is the case for many other types of securities.
An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans. Although senior loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized senior loans involve a greater risk of loss.
Second Lien Loans Risk (BIT):
Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.
CLO Risk (BIT and FRA):
In addition to the general risks associated with fixed-income securities discussed herein, CLOs carry additional risks, including: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CLO securities are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. The credit quality of CLOs depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The underlying assets (e.g., loans) of CLOs are subject to prepayments, which shorten the weighted average maturity and may lower the return of the securities issued by the CLOs. The value of CLO securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets. CLOs are typically privately offered and sold, and thus are not registered under the securities laws. Additionally, when the Fund purchases a newly issued CLO security in the primary market (rather than from the secondary market), there often may be a delayed settlement period. As a result, investments in CLOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist which would allow such securities to be considered liquid in some circumstances. Finally, CLOs are limited recourse and may not be paid in full and may be subject to up to 100% loss.
Risks of Loan Assignments and Participations (BLW):
As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able unilaterally to enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.
The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment a portion of any fees to which the Fund is entitled under the loan.
In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
Corporate Loans Risk (DSU):
Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the Secured Overnight Financing
Rate (“SOFR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. The corporate loans in which the Fund invests are usually rated below investment grade.
Variable and Floating Rate Instrument Risk (DSU, FRA and BLW):
Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares.  These securities may be subject to greater illiquidity risk than other fixed-income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time. Floating rate securities generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans.
Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

2025
BlackRock Annual Report to
Shareholders

Investment Objectives, Policies and Risks
(continued)

Risk Factors
(continued)
Unrated Securities Risk (BIT):
Because the Fund may purchase securities that are not rated by any rating organization, the Managers may, after assessing their credit quality, internally assign ratings to certain of those securities in categories similar to those of rating organizations. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund’s ability to achieve its investment objectives will be more dependent on the Managers’ credit analysis than would be the case when the Fund invests in rated securities.
High Yield Bonds Risk (DSU, FRA, BLW and BIT):
Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund.
Distressed Securities Risk (DSU and FRA):
Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment.
Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Collateralized Bond Obligations Risk (BLW):
The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.
Collateralized Debt Obligations Risk (FRA):
In addition to the typical risks associated with fixed-income securities and asset-backed securities, collateralized debt obligations (“CDOs”), including collateralized loan obligations, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Sovereign Debt Risk (FRA, BLW and BIT):
Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Municipal Securities Risks (BIT):
Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. These risks include:
•
General Obligation Bonds Risks
 —
Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
•
Revenue Bonds Risks
 —
These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
•
Private Activity Bonds Risks
 —
Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. The
Fund’s investments may consist of private activity bonds that may subject certain shareholders to an alternative minimum tax.
•
Moral Obligation Bonds Risks
 —
Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
•
Municipal Notes Risks
 —
Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
•
Municipal Lease Obligations Risks
 —
In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
•
Tax-Exempt Status Risk
 —
The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’
counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
Brady Bonds Risk (BLW):
Brady Bonds involve various risk factors described above associated with investing in non-U.S. securities, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.
Supranational Entities Risk (BLW):
The Fund may invest in obligations issued or guaranteed by the World Bank. The government members, or “stockholders,” usually make initial capital contributions to the World Bank and in many cases are committed to make additional capital contributions if the World Bank is unable to repay its borrowings.
Investment Objectives, Policies and Risks

Investment Objectives, Policies and Risks
(continued)

Risk Factors
(continued)
There is no guarantee that one or more stockholders of the World Bank will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.
Yield and Ratings Risk (BKT):
The yields on debt obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, S&P and Fitch, represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality.
Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, a rated security may cease to be rated. The Manager will consider such an event in determining whether the Fund should continue to hold the security.
Repurchase Agreements and Purchase and Sale Contracts Risk (BKT and BIT):
If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
Foreign Securities Risk (DSU, FRA, BLW and BIT):
Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the
Fund will lose money. These risks include:
•
The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
•
Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•
The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.
•
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
•
Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.
Emerging Markets Risk (FRA, BLW and BIT):
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.
Equity Securities Risk (DSU, FRA, BLW and BIT):
Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Small and Mid-Capitalization Company Risk (BIT):
Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.
Preferred Securities Risk (DSU, FRA, BLW and BIT):
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.
Convertible Securities Risk (DSU, FRA and BIT):
The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.

2025
BlackRock Annual Report to Shareholders

Investment Objectives, Policies and Risks
(continued)

Risk Factors
(continued)
Warrants Risk (DSU and FRA):
If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Real Estate-Related Securities Risk (BLW):
The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, vacancy rates, changes in rent schedules, tenant bankruptcies, the ability to re-lease space under expiring leases on attractive terms, the amount of new construction in a particular area, the laws and regulations (including zoning, environmental and tax laws)
affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgage financing and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. Many issuers of real estate-related securities are highly leveraged, which increases the risk to holders of such securities. The value of the securities the Fund buys will not necessarily track the value of the underlying investments of the issuers of such securities. In addition, certain issuers of real estate-related securities may have developed or commenced development on properties and may develop additional properties in the future. Real estate development involves significant risks in addition to those involved in the ownership and operation of established properties. Real estate securities may have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers or tenants.
REIT Investment Risk (BLW and BIT):
Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.
Structured Securities Risk (BIT):
Because structured securities of the type in which the Fund may invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments, index or reference obligation and will also be subject to counterparty risk. The Fund may have the right to receive payments only from the structured security, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. In addition to the general risks associated with debt securities discussed herein, structured securities carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured securities are subordinate to other classes. The Fund is permitted to invest in a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Structured securities are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured security to be reduced to zero. Certain issuers of such structured securities may be deemed to be “investment companies” as defined in the Investment Company Act. As a result, the Fund’s investment in such securities may be limited by certain investment restrictions contained in the Investment Company Act.
Derivatives Risk:
The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility.  Derivatives involve significant risks, including:
•
Leverage Risk
 —
The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
•
Market Risk
 —
Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Manager may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
•
Counterparty Risk
 —
Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
•
Illiquidity Risk
 —
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
•
Operational Risk
 —
The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
•
Legal Risk
 —
The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
•
Volatility and Correlation Risk
 —
Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period.
A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
•
Valuation Risk
 —
Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
•
Hedging Risk
 —
Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the
Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
Investment Objectives, Policies and Risks

Investment Objectives, Policies and Risks
(continued)

Risk Factors
(continued)
•
Tax Risk
 —
Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.
Structured Notes Risk (FRA):
Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes the Fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
Leverage Risk:
The Fund’s use of leverage may increase or decrease from time to time in its discretion and the Fund may, in the future, determine not to use leverage.
The use of leverage creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares. The Fund cannot assure you that the use of leverage will result in a higher yield on the common shares. Any leveraging strategy the Fund employs may not be successful. Leverage involves risks and special considerations for common shareholders, including:
•
the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;
•
the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to the common shareholders;
•
the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares;
•
leverage may increase operating costs, which may reduce total return.
Any decline in the net asset value of the Fund’s investments will be borne entirely by the holders of common shares. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in net asset value to the holders of common shares than if the Fund were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares.
Reverse Repurchase Agreements Risk:
Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.
Dollar Rolls Risk (BLW and BIT):
Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.
Short Sales Risk (DSU and BIT):
Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short.
Illiquid Investments Risk:
The Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the
Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s net asset value and ability to make dividend distributions. The financial markets in general, and certain segments of the mortgage-related securities markets in particular, have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Inverse Floater and Related Securities Risk (BIT):
Investments in inverse floaters, residual interest tender option bonds and similar instruments expose the Fund to the same risks as investments in fixed-income securities and derivatives, as well as other risks, including those associated with leverage and increased volatility. An investment in these securities typically will involve greater risk than an investment in a fixed rate security. Distributions on inverse floaters, residual interest tender option bonds and similar instruments will typically bear an inverse relationship to short term interest rates and typically will be reduced or, potentially, eliminated as interest rates rise. Inverse floaters, residual interest tender option bonds and similar instruments will underperform the market for fixed rate securities in a rising interest rate environment. Inverse floaters may be considered to be leveraged to the extent that their interest rates vary by a magnitude that exceeds the magnitude of the change in a reference rate of interest (typically a short term interest rate). The leverage inherent in inverse floaters is associated with greater volatility in their market values. Investments in inverse floaters, residual interest tender option bonds and similar instruments that have fixed-income securities underlying them will expose the Fund to the risks associated with those fixed-income securities and the values of those investments may be especially sensitive to changes in prepayment rates on the underlying fixed-income securities.
Investment Companies and ETFs Risk (DSU, BLW and BIT):
Subject to the limitations set forth in the Investment Company Act and the rules thereunder, the Fund may acquire shares in other investment companies and in ETFs, some of which may be affiliated investment companies. The market value of the shares of other investment

2025
BlackRock Annual Report to Shareholders

Investment Objectives, Policies and Risks
(continued)

Risk Factors
(continued)
companies and ETFs may differ from their net asset value. As an investor in investment companies and ETFs, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses (to the extent not offset by the
Manager through waivers). As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs (to the extent not offset by the Manager through waivers).
The securities of other investment companies and ETFs in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies and ETFs that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of shares of the Fund) will be diminished.
As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
Risk of Investing in the United States:
Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Market Risk and Selection Risk:
Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by
Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
This means you may lose money.
Shareholder Activism Risk:
Shareholder activism involving closed-end funds has recently been increasing. Shareholder activism can take many forms, including engaging in public campaigns to demand that the Fund consider significant transactions such as a tender offer, merger or liquidation or to attempt to influence the Fund’s corporate governance and/or management, commencing proxy contests to attempt to elect the activists’ representatives or others to the Fund’s Board of Directors, or to seek other actions such as a termination of the Fund’s investment advisory contract with its current investment manager or commencing litigation. If the Fund becomes the subject of shareholder activism, then management and the Board may be required to divert significant resources and attention to respond to the activist and the Fund may incur substantial costs defending against such activism if management and the Board determine that the activist’s demands are not in the best interest of the Fund. Further, the
Fund’s share price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any shareholder activism.
Investment Objectives, Policies and Risks

Shareholder Update
(unaudited)

The following information is presented for DSU, FRA, BKT, BLW and BIT, in conformance with annual reporting requirements for funds that have filed a shelf offering registration statement pursuant to General Instruction A.2 of Form N-2.
Summary of Expenses
BlackRock Debt Strategies Fund, Inc. (DSU)
The following table and example are intended to assist shareholders in understanding the various costs and expenses directly or indirectly associated with investing in
DSU
’
s common shares.

DSU
Shareholder Transaction Expenses
Maximum sales load (as a percentage of offering price) (a)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price) (a)	0.02%
Dividend reinvestment plan fees	$0.02 per share for open market purchases of common shares (b)
Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Investment advisory fees (c)(d)	0.65%
Other expenses	1.04
Miscellaneous	0.08
Interest expense (e)	0.96
Acquired fund fees and expenses (f)	0.03
Total annual expenses (f)	1.72
Fee waivers (d)	—
Total annual Fund operating expenses after fee waivers (d)	1.72
(a)

If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.
(b)

Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by DSU.  However, shareholders will pay a
$0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend.  Shareholders will also be charged a $0.02 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
(c)

DSU currently pays the Manager a monthly fee at an annual contractual investment advisory fee rate of 0.55% of the average daily value of DSU
’
s net assets, plus the proceeds of any
outstanding debt securities or borrowings used for leverage (together, "average daily Managed Assets").
(d)

DSU and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of DSU’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds (the "ETFs") managed by the Manager or its affiliates that have a contractual management fee, through June 30, 2027. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees DSU pays to the Manager indirectly through its investment in money market funds managed by the Manager or its affiliates, through June 30, 2027. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by DSU (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), of DSU (the
“Independent Directors”)) or a majority of the outstanding voting securities of DSU), upon 90 days’ written notice by DSU to the Manager.
(e)

DSU uses leverage in the form of a credit facility, in an amount equal to approximately 15.2% of DSU
’
s Managed Assets at an annual interest expense to DSU of 5.10% which is based on current market conditions. The actual amount of interest expense borne by DSU will vary over time in accordance with the level of DSU
’
s use of leverage and variations in market
interest rates.  Interest expense is required to be treated as expense of DSU for accounting purposes.
(f)

The total annual expenses do not correlate to the ratios to average net assets shown in DSU’s Financial Highlights for the year ended December 31, 2025, which do not include acquired fund fees and expenses.The total annual expenses do not correlate to the ratios to average net assets shown in DSU’s Financial Highlights for the year ended December 31,
2025, which do not include acquired fund fees and expenses.
The following example illustrates DSU
’
s expenses (including the sales load of $10.00 and offering costs of $0.18) that shareholders would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 1.72% of net assets attributable to common shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$ 27	$ 64	$ 103	$ 211
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual
Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. DSU’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

2025
BlackRock Annual Report to Shareholders

Shareholder Update
(unaudited)
(continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
The following table and example are intended to assist shareholders in understanding the various costs and expenses directly or indirectly associated with investing in
FRA
’
s common shares.

FRA
Shareholder Transaction Expenses
Maximum sales load (as a percentage of offering price) (a)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price) (a)	0.05%
Dividend reinvestment plan fees	$0.02 per share for open market purchases of common shares (b)
Dividend reinvestment plan sale transaction fee	$2.50 (b)
Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Investment advisory fees (c)(d)	0.97%
Other expenses	1.64
Miscellaneous	0.07
Interest expense (e)	1.57
Acquired fund fees and expenses (f)	0.03
Total annual expenses (f)	2.64
Fee waivers (d)	—
Total annual Fund operating expenses after fee waivers (d)	2.64
(a)

If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.
(b)

Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by FRA.  However, shareholders will pay a
$0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend.  Shareholders will also be charged a $2.50 sales fee and pay $0.15 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
(c)

FRA currently pays the Manager a monthly fee at an annual contractual investment advisory fee rate of 0.75% of the average daily value of FRA
’
s net assets, plus the proceeds of any
outstanding debt securities or borrowings used for leverage (together, "average daily Managed Assets").
(d)

FRA and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of FRA’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds (the "ETFs") managed by the Manager or its affiliates that have a contractual management fee, through June 30, 2027. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees FRA pays to the Manager indirectly through its investment in money market funds managed by the Manager or its affiliates, through June 30, 2027. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by FRA (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), of FRA (the
“Independent Directors”)) or a majority of the outstanding voting securities of FRA), upon 90 days’ written notice by FRA to the Manager.
(e)

FRA uses leverage in the form of a credit facility, in an amount equal to approximately 21.4% of FRA
’
s Managed Assets at an annual interest expense to FRA of 5.11% which is based on current market conditions. The actual amount of interest expense borne by FRA will vary over time in accordance with the level of FRA
’
s use of leverage and variations in market
interest rates.  Interest expense is required to be treated as expense of FRA for accounting purposes.
(f)

The total annual expenses do not correlate to the ratios to average net assets shown in FRA’s Financial Highlights for the year ended December 31, 2025, which do not include acquired fund fees and expenses.
The following example illustrates FRA
’
s expenses (including
the
sales load of $10.00 and offering costs of $0.51) that shareholders would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 2.64% of net assets attributable to common shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$ 37	$ 92	$ 149	$ 305
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual
Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. FRA’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
Shareholder Update

Shareholder Update
(unaudited)
(continued)

BlackRock Income Trust, Inc. (BKT)
The following table and example are intended to assist shareholders in understanding the various costs and expenses directly or indirectly associated with investing in
BKT
’
s common shares.

BKT
Shareholder Transaction Expenses
Maximum sales load (as a percentage of offering price) (a)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price) (a)	0.07%
Dividend reinvestment plan fees	$0.02 per share for open market purchases of common shares (b)
Dividend reinvestment plan sale transaction fee	$2.50 (b)
Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Investment advisory fees (c)(d)	0.65%
Other expenses	1.32
Miscellaneous	0.26
Interest expense (e)	1.06
Total annual expenses	1.97
Fee waivers (d)	—
Total annual Fund operating expenses after fee waivers (d)	1.97
(a)

If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.
(b)

Computershare Trust Company, N.A.
’
s (the "Reinvestment Plan Agent") fees for the handling of the reinvestment of dividends will be paid by BKT. However, shareholders will pay a
$0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $2.50 sales fee and pay a $0.15 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
(c)

BKT currently pays the Manager a monthly fee at an annual contractual investment advisory fee rate of 0.65% of the average weekly value of BKT
’
s net assets.  For purposes of
calculating this fee, "net assets" means the total assets of BKT minus the sum of its accrued liabilities (including the aggregate indebtedness constituting financial leverage).
(d)

BKT and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of BKT’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the
Manager or its affiliates that have a contractual management fee, through June 30, 2027. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees BKT pays to the Manager indirectly through its investment in money market funds managed by the
Manager or its affiliates, through June 30, 2027. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by BKT (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), of BKT or a majority of the outstanding voting securities of BKT), upon 90 days’ written notice by BKT to the Manager.
(e)

BKT uses leverage in the form of reverse repurchase agreements representing 18.5% of Managed Assets at an annual interest expense to BKT of 4.2% which is based on current market conditions.  The actual amount of interest expenses borne by BKT will vary over time in accordance with the level of BKT
’
s use of reverse repurchase agreements and
variations in market interest rates.  Interest expense is required to be treated as an expense of BKT for accounting purposes.
The following example illustrates BKT
’
s expenses (including the sales load of $10.00 and offering costs of $0.72) that shareholders would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 1.97% of net assets attributable to common shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$ 31	$ 72	$ 116	$ 238
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual
Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. BKT’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

2025
BlackRock Annual Report to Shareholders

Shareholder Update
(unaudited)
(continued)

BlackRock Limited Duration Income Trust (BLW)
The following table and example are intended to assist shareholders in understanding the various costs and expenses directly or indirectly associated with investing in
BLW
’
s common shares.

BLW
Shareholder Transaction Expenses
Maximum sales load (as a percentage of offering price) (a)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price) (a)	0.03%
Dividend reinvestment plan fees	$0.02 per share for open market purchases of common shares (b)
Dividend reinvestment plan sale transaction fee	$2.50 (b)
Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Investment advisory fees (c)(d)	0.88%
Other expenses	2.82
Miscellaneous	0.12
Interest expense (e)	2.70
Total annual expenses	3.70
Fee waivers (d)	—
Total annual Fund operating expenses after fee waivers (d)	3.70
(a)

If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.
(b)

Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by BLW. However, shareholders will pay a
$0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $2.50 sales fee and pay a $0.15 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
(c)

BLW currently pays the Manager a monthly fee at an annual contractual investment advisory fee rate of 0.55% of the average weekly value of BLW
’
s managed assets, including the
proceeds of any debt securities or outstanding borrowings used for leverage. For purposes of calculating this fee, “managed assets” are determined as total assets of BLW (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
(d)

BLW and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of BLW’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the
Manager or its affiliates that have a contractual management fee, through June 30, 2027. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees BLW pays to the Manager indirectly through its investment in money market funds managed by the
Manager or its affiliates, through June 30, 2027. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by BLW (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of BLW or a majority of the outstanding voting securities of BLW), upon 90 days’
written notice by BLW to the Manager.
(e)

BLW uses leverage in the form of reverse repurchase agreements representing 34.8% of Managed Assets at an annual interest expense to BLW of 4.50%, which is based on current market conditions. The actual amount of interest expense borne by BLW will vary over time in accordance with the level of BLW
’
s use of reverse repurchase agreements and variations
in market interest rates.  Interest expense is required to be treated as an expense of BLW for accounting purposes.
The following example illustrates BLW
’
s expenses (including the sales load of $10.00 and offering costs of $0.25) that shareholders would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 3.70% of net assets attributable to common shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$ 47	$ 122	$ 199	$ 401
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual
Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. BLW’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
Shareholder Update

Shareholder Update
(unaudited)
(continued)

BlackRock Multi-Sector Income Trust (BIT)
The following table and example are intended to assist shareholders in understanding the various costs and expenses directly or indirectly associated with investing in
BIT
’
s common shares.

BIT
Shareholder Transaction Expenses
Maximum sales load (as a percentage of offering price) (a)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price) (a)	0.02%
Dividend reinvestment plan fees	$0.02 per share for open market purchases of common shares (b)
Dividend reinvestment plan sale transaction fee	$2.50 (b)
Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Investment advisory fees (c)(d)	1.17%
Other expenses	2.09
Miscellaneous	0.09
Interest expense (e)	2.00
Total annual expenses	3.26
Fee waivers (d)	—
Total annual Fund operating expenses after fee waivers (d)	3.26
(a)

If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Trust shareholders will pay all offering expenses involved with an offering.
(b)

Computershare Trust Company, N.A. (the "Reinvestment Plan Agent") fees for the handling of the reinvestment of dividends will be paid by BIT. However, shareholders will pay a
$0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $2.50 sales fee and pay a $0.15 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
(c)

BIT currently pays the Manager a monthly fee at an annual contractual investment management fee rate of 0.80% of the average daily value of BIT’s managed assets. For purposes of calculating these fees, “managed assets” means the total assets of BIT (including any assets attributable to money borrowed for investment purposes) minus the sum of BIT’s accrued liabilities (other than money borrowed for investment purposes).
(d)

BIT and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of BIT’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Manager or its affiliates that have a contractual management fee, through June 30, 2027. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees BIT pays to the Manager indirectly through its investment in money market funds managed by the Manager or its affiliates, through June 30, 2027. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by BIT (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), of BIT (the “Independent Trustees”)) or a majority of the outstanding voting securities of BIT), upon 90 days’ written notice by BIT to the Manager.
(e)

Assumes the use of leverage in the form of reverse repurchase agreements representing 29.8% of managed assets at an annual interest expense to BIT of 4.3%, which is based on current market conditions.  The actual amount of interest expense borne by BIT will vary over time in accordance with the level of BIT
’
s use of reverse repurchase agreements and
variations in market interest rates.  Interest expense is required to be treated as an expense of BIT for accounting purposes.
The following example illustrates BIT
’
s expenses (including the sales load of $10.00 and offering costs of $0.21) that shareholders would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 3.26% of net assets attributable to common shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$ 43	$ 110	$ 179	$ 362
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual
Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. BIT’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

2025
BlackRock Annual Report to Shareholders

Shareholder Update
(unaudited)
(continued)

Share Price Data
The following tables summarize each Fund
’
s highest and lowest daily closing market prices on the NYSE per common share, the NAV per common share, and the premium to or discount from NAV, on the date of each of the high and low market prices.  The trading volume indicates the number of common shares traded on the NYSE during the respective quarters.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
DSU — During Quarter Ended	High	Low	High	Low	High	Low	Trading Volume
December 31, 2025	$ 10.65	$ 10.11	$ 10.27	$ 10.12	3.70%	(0.10) %	16,499,290
September 30, 2025	10.65	10.48	10.37	10.25	2.70	2.24	17,320,235
June 30, 2025	10.58	9.13	10.34	10.08	2.32	(9.42)	15,099,174
March 31, 2025	10.86	10.43	10.67	10.34	1.78	0.87	14,518,024
December 31, 2024	11.10	10.64	10.75	10.60	3.26	0.38	12,841,588
September 30, 2024	11.07	10.64	10.77	10.63	2.79	0.09	12,215,259
June 30, 2024	11.06	10.26	10.86	10.75	1.84	(4.56)	9,050,082
March 31, 2024	11.36	10.58	10.91	10.81	4.12	(2.13)	9,142,089
As of December 31, 2025, DSU
’
s market price, NAV per Common Share, and premium/(discount) to NAV per Common Share were $10.18, $10.14, and 0.39%, respectively.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
FRA — During Quarter Ended	High	Low	High	Low	High	Low	Trading Volume
December 31, 2025	$ 12.99	$ 11.58	$ 12.28	$ 12.18	5.78%	(4.93) %	13,280,421
September 30, 2025	13.40	12.93	12.35	12.29	8.50	5.21	5,922,866
June 30, 2025	13.14	11.29	12.46	12.18	5.46	(7.31)	8,243,212
March 31, 2025	13.72	12.70	12.91	12.52	6.27	1.44	11,455,675
December 31, 2024	14.35	13.24	13.01	12.99	10.30	1.92	9,227,670
September 30, 2024	13.59	12.60	13.05	12.93	4.14	(2.55)	10,660,877
June 30, 2024	13.32	12.77	13.26	13.13	0.45	(2.74)	8,150,308
March 31, 2024	13.05	12.22	13.30	13.18	(1.88)	(7.28)	10,256,999
As of December 31, 2025, FRA
’
s market price, NAV per Common Share, and premium/(discount) to NAV per Common Share were $11.78, $12.10, and (2.64)%, respectively.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
BKT — During Quarter Ended	High	Low	High	Low	High	Low	Trading Volume
December 31, 2025	$ 11.33	$ 10.88	$ 12.01	$ 11.53	(5.66) %	(5.64) %	12,153,836
September 30, 2025	11.83	11.16	12.01	11.89	(1.50)	(6.14)	7,463,516
June 30, 2025	11.98	11.28	12.13	11.80	(1.24)	(4.41)	5,266,469
March 31, 2025	11.85	11.32	11.99	11.60	(1.17)	(2.41)	3,781,973
December 31, 2024	12.53	11.39	12.70	11.76	(1.34)	(3.15)	3,964,773
September 30, 2024	12.61	11.77	12.82	11.97	(1.64)	(1.67)	4,057,128
June 30, 2024	11.93	11.12	12.06	11.75	(1.08)	(5.36)	4,052,428
March 31, 2024	12.36	11.73	12.73	12.19	(2.91)	(3.77)	3,803,044
As of December 31, 2025, BKT
’
s market price, NAV per Common Share, and premium/(discount) to NAV per Common Share were $11.04, $11.51, and (4.08)%, respectively.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
BLW — During Quarter Ended	High	Low	High	Low	High	Low	Trading Volume
December 31, 2025	$ 14.11	$ 13.66	$ 13.99	$ 13.81	0.86%	(1.09) %	6,197,613
September 30, 2025	14.25	14.00	13.99	13.99	1.86	0.07	5,600,793
June 30, 2025	14.21	12.75	13.96	13.37	1.79	(4.64)	5,723,255
March 31, 2025	14.38	13.95	14.09	13.80	2.06	1.09	6,997,202
December 31, 2024	14.51	13.98	14.31	13.99	1.40	(0.07)	5,952,894
September 30, 2024	14.61	13.87	14.33	13.96	1.95	(0.64)	6,736,481
June 30, 2024	14.05	13.30	14.05	13.83	0.00	(3.83)	5,465,449
Shareholder Update

Shareholder Update
(unaudited)
(continued)

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
BLW — During Quarter Ended	High	Low	High	Low	High	Low	Trading Volume
March 31, 2024	$ 14.22	$ 13.56	$ 14.12	$ 13.97	0.71%	(2.93) %	5,369,373
As of December 31, 2025, BLW
’
s market price, NAV per Common Share, and premium/(discount) to NAV per Common Share were $13.74, $13.90, and (1.15)%, respectively.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
BIT — During Quarter Ended	High	Low	High	Low	High	Low	Trading Volume
December 31, 2025	$ 13.44	$ 12.91	$ 14.07	$ 13.83	(4.48) %	(6.65) %	21,716,173
September 30, 2025	14.89	13.31	14.44	14.03	3.12	(5.13)	25,765,859
June 30, 2025	14.60	13.11	14.41	13.93	1.32	(5.89)	9,186,315
March 31, 2025	14.85	14.43	14.52	14.28	2.27	1.05	10,651,208
December 31, 2024	15.15	14.25	14.78	14.49	2.50	(1.66)	10,303,483
September 30, 2024	15.20	14.44	14.88	14.55	2.15	(0.76)	7,649,262
June 30, 2024	15.74	14.53	14.63	14.41	7.59	0.83	6,786,715
March 31, 2024	15.88	15.03	14.66	14.68	8.32	2.38	5,453,268
As of December 31, 2025, BIT
’
s market price, NAV per Common Share, and premium/(discount) to NAV per Common Share were $13.06, $13.91, and (6.11)%, respectively.
Common shares of each Fund have historically traded at both a premium and discount to NAV.
Shares of closed-end funds frequently trade at a discount to their NAV. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Board might consider from time to time engaging in open-market repurchases, managed distribution plans, or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Board will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to the NAV.
Senior
Securities
The following tables set forth information regarding
’
s outstanding senior securities as of the end of each Fund
’
s last ten fiscal years, as applicable.  Each of
’
s audited financial
statements, including Deloitte & Touche LLP
’
s Report of Independent Registered Public Accounting
Firm
, and accompanying notes to financial statements, are included in this annual report.

DSU — Fiscal Year Ended	Total Amount Outstanding (000)	Asset Coverage (a)	Liquidation Preference	Average Market Value (000) (b)	Type of Senior Security
December 31, 2025	$ 113,000	$ 6,582	$ N/A	$ 105,000	Bank Borrowings
December 31, 2024	102,000	6,399	N/A	126,322	Bank Borrowings
December 31, 2023	149,000	4,405	N/A	137,195	Bank Borrowings
December 31, 2022	164,000	3,967	N/A	215,814	Bank Borrowings
December 31, 2021	248,000	3,172	N/A	239,134	Bank Borrowings
December 31, 2020	229,000	3,349	N/A	220,721	Bank Borrowings
December 31, 2019	262,000	3,310	N/A	264,317	Bank Borrowings
February 28, 2019	278,000	3,308	N/A	293,419	Bank Borrowings
February 28, 2018	338,000	3,196	N/A	348,104	Bank Borrowings
February 28, 2017	318,000	3,455	N/A	234,238	Bank Borrowings

FRA — Fiscal Year Ended	Total Amount Outstanding (000)	Asset Coverage (a)	Liquidation Preference	Average Market Value (000) (b)	Type of Senior Security
December 31, 2025	$ 117,000	$ 4,663	$ N/A	$ 130,315	Bank Borrowings
December 31, 2024	143,000	4,183	N/A	140,429	Bank Borrowings
December 31, 2023	144,000	4,245	N/A	139,403	Bank Borrowings
December 31, 2022	147,000	4,069	N/A	195,518	Bank Borrowings
December 31, 2021	223,000	3,188	N/A	134,068	Bank Borrowings
December 31, 2020	208,000	3,346	N/A	198,650	Bank Borrowings
December 31, 2019	214,000	3,442	N/A	202,762	Bank Borrowings
August 31, 2019	204,000	3,582	N/A	217,657	Bank Borrowings
August 31, 2018	233,000	3,385	N/A	238,022	Bank Borrowings

2025
BlackRock Annual Report to Shareholders

Shareholder Update
(unaudited)
(continued)

FRA — Fiscal Year Ended	Total Amount Outstanding (000)	Asset Coverage (a)	Liquidation Preference	Average Market Value (000) (b)	Type of Senior Security
August 31, 2017	$ 237,000	$ 3,346	$ N/A	$ 226,225	Bank Borrowings

(a)
Calculated by subtracting the Fund
’
s total liabilities (not including bank borrowings) from the Fund
’
s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

(b)	Represents the average daily amount outstanding for loans under the revolving credit agreements.
Shareholder Update

Shareholder Update
(unaudited)
(continued)

Financial Highlights
The financial highlights table is intended to help the shareholder to understand DSU
’
s financial performance for the periods presented. Certain information reflects financial results for a single common share of DSU.

DSU
	Year Ended	Period from 03/01/19	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/20	to 12/31/19	02/28/19	02/28/18 (a)	02/28/17 (a)(b)	02/29/16
Net asset value, beginning of period	$ 12.25	$ 12.16	$ 12.62	$ 12.70	$ 11.38	$ 12.87
Net investment income (c)	0.63	0.64	0.79	0.78	0.73	0.77
Net realized and unrealized gain (loss)	(0.50)	0.21	(0.43)	(0.04)	1.34	(1.46)
Net increase (decrease) from investment operations	0.13	0.85	0.36	0.74	2.07	(0.69)
Distributions (d)
From net investment income	(0.61)	(0.73)	(0.82)	(0.82)	(0.75)	(0.80)
Return of capital	(0.22)	(0.03)	—	—	—	—
Total distributions	(0.83)	(0.76)	(0.82)	(0.82)	(0.75)	(0.80)
Net asset value, end of period	$ 11.55	$ 12.25	$ 12.16	$ 12.62	$ 12.70	$ 11.38
Market price, end of period	$ 10.45	$ 11.20	$ 10.78	$ 11.47	$ 11.68	$ 9.96
Total Return (e)
Based on net asset value	2.57%	8.03% (f)	3.86%	6.60% (g)	19.57%	(4.73)%
Based on market price	1.50%	11.42% (f)	1.30%	5.35%	25.53%	(6.03)%
Ratios to Average Net Assets
Total expenses	1.48% (h)	2.21% (h)(i)(j)	2.23%	1.86%	1.36% (h)	1.18% (h)
Total expenses after fees waived and/or reimbursed	1.47% (h)	2.21% (h)(i)(j)	2.23%	1.85%	1.35% (h)	1.18% (h)
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.91% (h)	0.92% (h)(i)	0.96%	0.94%	0.87% (h)	0.84% (h)
Net investment income	5.65% (h)	6.25% (h)(i)	6.40%	6.12%	6.04% (h)	6.29% (h)
Supplemental Data
Net assets, end of period (000)	$ 537,959	$ 605,240	$ 641,220	$ 742,204	$ 780,810	$ 709,236
Borrowings outstanding, end of period (000)	$ 229,000	$ 262,000	$ 278,000	$ 338,000	$ 318,000	$ 190,000
Asset coverage, end of period per $1,000 of bank borrowings (k)	$ 3,349	$ 3,310	$ 3,308	$ 3,196	$ 3,455	$ 4,733
Portfolio turnover rate	67%	53%	62%	59%	55%	41%

(a)	Consolidated Financial Highlights through November 30, 2017.
(b)
Per share operating performance amounts have been adjusted to reflect a one-for-three reverse stock split effective after the close of trading on November 15, 2016 for the shareholders of record on November 15, 2016.

(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended	Period from 03/01/19	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/20	to 12/31/19	02/28/19	02/28/18	02/28/17	02/29/16
Investments in underlying funds	0.02%	0.03%	— %	— %	0.02%	0.01%

(i)	Annualized.
(j)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 2.23%.

(k)
Calculated by subtracting the Fund’s total liabilities (not including bank borrowings) from the Fund’s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

2025
BlackRock Annual Report to Shareholders

Shareholder Update
(unaudited)
(continued)

Financial Highlights
The financial highlights table is intended to help the shareholder to understand FRA
’
s financial performance for the periods presented. Certain information reflects financial results for a single common share of FRA.

FRA
	Year Ended	Period from 09/01/19	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/20	to 12/31/19	08/31/19	08/31/18 (a)	08/31/17 (a)	08/31/16 (a)
Net asset value, beginning of period	$ 14.55	$ 14.49	$ 14.92	$ 14.93	$ 14.78	$ 14.91
Net investment income (b)	0.69	0.25	0.84	0.79	0.76	0.76
Net realized and unrealized gain (loss)	(0.51)	0.19	(0.40)	(0.06)	0.20	(0.14)
Net increase from investment operations	0.18	0.44	0.44	0.73	0.96	0.62
Distributions (c)
From net investment income	(0.70)	(0.38)	(0.87)	(0.74)	(0.81)	(0.75)
Return of capital	(0.22)	—	—	—	—	—
Total distributions	(0.92)	(0.38)	(0.87)	(0.74)	(0.81)	(0.75)
Net asset value, end of period	$ 13.81	$ 14.55	$ 14.49	$ 14.92	$ 14.93	$ 14.78
Market price, end of period	$ 12.11	$ 13.44	$ 12.46	$ 13.80	$ 14.10	$ 13.70
Total Return (d)
Based on net asset value	2.76%	3.41% (e)	3.94%	5.28%	6.93%	5.00%
Based on market price	(2.45)%	11.08% (e)	(3.37)%	3.11%	8.95%	12.14%
Ratios to Average Net Assets
Total expenses	1.69% (f)	2.20% (f)(g)(h)	2.45% (f)	2.23% (f)	1.88%	1.54%
Total expenses after fees waived and/or reimbursed	1.67% (f)	2.20% (f)(g)(h)	2.45% (f)	2.22% (f)	1.88%	1.54%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	1.13% (f)	1.19% (f)(g)	1.16% (f)	1.20% (f)	1.21%	1.14%
Net investment income	5.15% (f)	5.26% (f)(g)	5.74% (f)	5.27% (f)	5.08%	5.27%
Supplemental Data
Net assets, end of period (000)	$ 488,051	$ 522,545	$ 526,447	$ 555,370	$ 555,972	$ 550,271
Borrowings outstanding, end of period (000)	$ 208,000	$ 214,000	$ 204,000	$ 233,000	$ 237,000	$ 225,000
Asset coverage, end of period per $1,000 of bank borrowings (i)	$ 3,346	$ 3,442	$ 3,582	$ 3,385	$ 3,346	$ 3,446
Portfolio turnover rate	65%	16%	53%	57%	64%	48%

(a)	Consolidated Financial Highlights through November 30, 2017.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended	Period from 09/01/19	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/20	to 12/31/19	08/31/19	08/31/18 (a)	08/31/17 (a)	08/31/16 (a)
Investments in underlying funds	0.03%	0.04%	0.03%	0.01%	— %	— %

(g)	Annualized.
(h)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 2.23%.

(i)
Calculated by subtracting the Fund
’
s total liabilities (not including bank borrowings) from the Fund
’
s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

Shareholder Update

Shareholder Update
(unaudited)
(continued)

Financial Highlights
The financial highlights table is intended to help the shareholder to understand BKT
’
s financial performance for the periods presented. Certain information reflects financial results for a single common share of BKT.

BKT
	Year Ended	Year Ended	Period from 09/01/18	Year Ended	Year Ended	Year Ended
	12/31/20	12/31/19	to 12/31/18	08/31/18	08/31/17	08/31/16
Net asset value, beginning of period	$ 18.89	$ 18.75	$ 18.94	$ 20.21	$ 20.87	$ 21.24
Net investment income (a)	0.86	0.75	0.25	0.72	0.74	0.84
Net realized and unrealized gain (loss)	0.02	0.63	0.07	(1.02)	(0.45)	(0.17)
Net increase (decrease) from investment operations	0.88	1.38	0.32	(0.30)	0.29	0.67
Distributions (b)
From net investment income	(1.01)	(0.89)	(0.40)	(0.90)	(0.95)	(1.04)
Return of capital	(0.22)	(0.35)	(0.11)	(0.07)	—	—
Total distributions	(1.23)	(1.24)	(0.51)	(0.97)	(0.95)	(1.04)
Net asset value, end of period	$ 18.54	$ 18.89	$ 18.75	$ 18.94	$ 20.21	$ 20.87
Market price, end of period	$ 18.21	$ 18.15	$ 16.92	$ 17.31	$ 18.93	$ 19.80
Total Return (c)
Based on net asset value	4.92%	7.91%	2.06% (d)	(1.14)%	1.82%	3.64%
Based on market price	7.31%	14.83%	0.72% (d)	(3.44)%	0.53%	10.44%
Ratios to Average Net Assets
Total expenses	1.18%	2.06%	2.08% (e)(f)	1.79% (g)	1.29% (g)	1.08%
Total expenses after fees waived and/or reimbursed	1.18%	2.06%	2.08% (e)	1.79% (g)	1.28% (g)	1.08%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.89%	0.94%	0.99% (e)	1.04% (g)	0.90% (g)	0.89%
Net investment income	4.55%	3.95%	4.04% (e)	3.72% (g)	3.63% (g)	4.01%
Supplemental Data
Net assets, end of period (000)	$ 394,195	$ 401,715	$ 398,629	$ 402,763	$ 430,830	$ 444,882
Borrowings outstanding, end of period (000)	$ 156,936	$ 175,655	$ 186,799	$ 186,441	$ 185,769	$ 152,859
Portfolio turnover rate (h)	69%	255%	95%	373%	346%	141%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Not annualized.
(e)	Annualized.
(f)	Audit fees were not annualized in the calculation of the expenses ratios. If these expenses were annualized, the total expenses would have been 2.11%.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended	Year Ended	Period from 09/01/18	Year Ended	Year Ended	Year Ended
	12/31/20	12/31/19	to 12/31/18	08/31/18	08/31/17	08/31/16
Investments in underlying funds	— %	— %	— %	0.01%	0.01%	— %

(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended	Year Ended	Period from 09/01/18	Year Ended	Year Ended	Year Ended
	12/31/20	12/31/19	to 12/31/18	08/31/18	08/31/17	08/31/16
Portfolio turnover rate (excluding MDRs)	31%	136%	45%	181%	161%	63%

2025
BlackRock Annual Report to Shareholders

Shareholder Update
(unaudited)
(continued)

Financial Highlights
The financial highlights table is intended to help the shareholder to understand BLW
’
s financial performance for the periods presented. Certain information reflects financial results for a single common share of BLW.

BLW
	Year Ended	Period from 09/01/19	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/20	to 12/31/19	08/31/19	08/31/18	08/31/17	08/31/16
Net asset value, beginning of period	$ 17.05	$ 17.03	$ 16.71	$ 17.02	$ 16.84	$ 17.04
Net investment income (a)	0.98	0.31	0.94	0.95	1.01	1.32
Net realized and unrealized gain (loss)	0.08	0.18	0.33	(0.31)	0.44	(0.22)
Net increase from investment operations	1.06	0.49	1.27	0.64	1.45	1.10
Distributions (b)
From net investment income	(1.03)	(0.47)	(0.95)	(0.95)	(1.27)	(1.30)
Return of capital	(0.15)	—	—	—	—	—
Total distributions	(1.18)	(0.47)	(0.95)	(0.95)	(1.27)	(1.30)
Net asset value, end of period	$ 16.93	$ 17.05	$ 17.03	$ 16.71	$ 17.02	$ 16.84
Market price, end of period	$ 15.92	$ 16.39	$ 15.44	$ 15.06	$ 15.99	$ 15.74
Total Return (c)
Based on net asset value	7.58%	3.11% (d)	8.77%	4.42%	9.62%	7.78%
Based on market price	5.24%	9.32% (d)	9.41%	0.18%	10.18%	17.59%
Ratios to Average Net Assets
Total expenses	1.39% (e)	1.64% (e)(f)(g)	1.81% (e)	1.73%	1.45%	1.21%
Total expenses after fees waived and/or reimbursed	1.39% (e)	1.64% (e)(f)(g)	1.81% (e)	1.73%	1.45%	1.21%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees and/or offering costs	0.90% (e)	0.89% (e)(f)	0.84% (e)	0.89%	0.89%	0.89%
Net investment income	6.07% (e)	5.32% (e)(f)	5.69% (e)	5.60%	6.00%	8.04%
Supplemental Data
Net assets, end of period (000)	$ 603,933	$ 611,068	$ 610,251	$ 612,048	$ 629,728	$ 623,219
Borrowings outstanding, end of period (000)	$ 275,105	$ 213,399	$ 202,539	$ 234,622	$ 252,280	$ 263,445
Portfolio turnover rate	65%	14%	50%	50%	55%	54%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Not Annualized.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended	Period from 09/01/19	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/20	to 12/31/19	08/31/19	08/31/18	08/31/17	08/31/16
Investments in underlying funds	0.01%	0.02%	0.02%	— %	— %	— %

(f)	Annualized.
(g)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.66%.

Shareholder Update

Shareholder Update
(unaudited)
(continued)

Financial Highlights
The financial highlights table is intended to help the shareholder to understand BIT
’
s financial performance for the periods presented. Certain information reflects financial results for a single common share of BIT.

BIT
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	10/31/20 (a)	10/31/19 (a)	10/31/18 (a)	10/31/17 (a)	10/31/16 (a)
Net asset value, beginning of year	$ 17.28	$ 18.79	$ 20.07	$ 18.91	$ 18.91
Net investment income (b)	1.08	1.18	1.38	1.51	1.69
Net realized and unrealized gain (loss)	0.78	(1.28)	(1.13)	1.42	(0.05)
Net increase (decrease) from investment operations	1.86	(0.10)	0.25	2.93	1.64
Distributions (c)
From net investment income	(0.99)	(1.14)	(1.49)	(1.77)	(1.64)
Return of capital	(0.49)	(0.27)	(0.04)	—	—
Total distributions	(1.48)	(1.41)	(1.53)	(1.77)	(1.64)
Net asset value, end of year	$ 17.66	$ 17.28 (d)	$ 18.79 (b)	$ 20.07	$ 18.91
Market price, end of period year	$ 15.65	$ 17.15	$ 16.25	$ 18.55	$ 16.76
Total Return (e)
Based on net asset value	12.68% (f)	0.00% (d)(g)	2.18% (h)	17.34% (i)	10.51% (h)
Based on market price	0.61%	14.76%	(4.40)%	22.36%	13.56%
Ratios to Average Net Assets
Total expenses	2.36%	2.89%	2.90%	2.33%	2.05% (j)
Total expenses after fees waived and/or reimbursed	2.19% (k)	2.89%	2.89%	2.33%	2.05%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees and/or offering costs	1.39%	1.35%	1.42%	1.39%	1.43%
Net investment income	6.51%	6.43%	7.17%	7.86%	9.24%
Supplemental Data
Net assets, end of year (000)	$ 662,853	$ 648,617	$ 710,832	$ 765,859	$ 726,381
Borrowings outstanding, end of year (000)	$ 353,128	$ 373,345	$ 376,302	$ 471,082	$ 427,329
Portfolio turnover rate	101%	32%	38%	53%	52%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
For financial reporting purposes, the market value of a certain investment was adjusted as of the report date. Accordingly, the net asset value (“NAV”) per share and total return performance based on NAV presented herein are different than the information previously published as of October 31, 2019.

(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Includes payments received from an affiliate and unaffiliated third parties, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 1.38%.
(g)	Amount is greater than (0.005)%.
(h)	Includes payment received from an affiliate, which had no impact on the Trust’s total return.
(i)	Includes payment received from a settlement of litigation, which impacted the Trust’s total return. Excluding the payment from a settlement of litigation, the Trust’s total return is 16.70%.
(j)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds
(k)	Includes reimbursement of professional fees by unaffiliated third parties, which impacted the Fund’s expense ratio. Excluding the payment, the Fund’s total expense ratio would have been 2.36%.

2025
BlackRock Annual Report to Shareholders

Automatic Dividend Reinvestment Plan

Pursuant to DSU, FRA, BKT, BLW and BIT
’
s Dividend Reinvestment Plan (the “Reinvestment Plan”), Common Shareholders are automatically enrolled to have all distributions of dividends and capital gains and other distributions reinvested by Computershare Trust Company, N.A. (the “Reinvestment Plan Agent”) in the respective Fund
’
s Common
Shares pursuant to the Reinvestment Plan. Shareholders who do not participate in the Reinvestment Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street name or other nominee name, then to the nominee) by the Reinvestment Plan Agent, which serves as agent for the shareholders in administering the Reinvestment Plan.
After DSU, FRA, BKT, BLW and BIT declare a dividend or determine to make a capital gain or other distribution, the Reinvestment Plan Agent will acquire shares for the participants’ accounts, depending upon the following circumstances, either (i) through receipt of unissued but authorized shares from the Funds (“newly issued shares”) or
(ii) by purchase of outstanding shares on the open market or on the Fund
’
s primary exchange (“open-market purchases”). If, on the dividend payment date, the net asset value
(“NAV”) per share is equal to or less than the market price per share plus estimated brokerage commissions (such condition often referred to as a “market premium”), the
Reinvestment Plan Agent will invest the dividend amount in newly issued shares acquired on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95%
of the market price on the dividend payment date, the dollar amount of the dividend will be divided by 95% of the market price on the dividend payment date. If, on the dividend payment date, the NAV is greater than the market price per share plus estimated brokerage commissions (such condition often referred to as a “market discount”), the
Reinvestment Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases. If the Reinvestment Plan Agent is unable to invest the full dividend amount in open-market purchases, or if the market discount shifts to a market premium during the purchase period, the Reinvestment Plan Agent will invest any un-invested portion in newly issued shares. Investments in newly issued shares made in this manner would be made pursuant to the same process described above and the date of issue for such newly issued shares will substitute for the dividend payment date.
You may elect not to participate in the Reinvestment Plan and to receive all dividends in cash by contacting the Reinvestment Plan Agent, at the address set forth below.
Participation in the Reinvestment Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the
Reinvestment Plan Agent prior to the dividend record date. Additionally, the Reinvestment Plan Agent seeks to process notices received after the record date but prior to the payable date and such notices often will become effective by the payable date. Where late notices are not processed by the applicable payable date, such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.
The Reinvestment Plan Agent’s fees for the handling of the reinvestment of distributions will be paid by each Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Reinvestment Plan Agent’s open-market purchases in connection with the reinvestment of all distributions. The automatic reinvestment of all distributions will not relieve participants of any U.S. federal, state or local income tax that may be payable on such dividends or distributions.
Each Fund reserves the right to amend or terminate the Reinvestment Plan. There is no direct service charge to participants in the Reinvestment Plan; however, each Fund reserves the right to amend the Reinvestment Plan to include a service charge payable by the participants. Participants in FRA, BKT, BLW and BIT that request a sale of shares are subject to a $2.50 sales fee and a $0.15 per share sold fee. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
Participants in DSU that request a sale of shares are subject to a $0.02 per share sold brokerage commission. All correspondence concerning the Reinvestment Plan should be directed to Computershare Trust Company, N.A. through the internet at computershare.com/blackrock, or in writing to Computershare, P.O. Box 43006 Providence, RI
02940-3006, Telephone: (800) 699-1236. Overnight correspondence should be directed to the Reinvestment Plan Agent at Computershare, 150 Royall Street, Suite 101,
Canton, MA 02021.
Automatic Dividend Reinvestment Plan

Director and Officer Information

Independent Directors (a)
Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
R. Glenn Hubbard 1958	Chair of the Board (Since 2022) Director (Since 2007)	Dean, Columbia Business School from 2004 to 2019; Faculty member, Columbia Business School since 1988.	66 RICs consisting of 100 Portfolios	ADP (data and information services) from 2004 to 2020; Metropolitan Life Insurance Company (insurance); TotalEnergies SE (multi-energy)
W. Carl Kester (d) 1951	Vice Chair of the Board (Since 2022) Director (Since 2007)
Baker Foundation Professor and George Fisher Baker Jr.
Professor of Business Administration, Emeritus, Harvard
Business School since 2022; George Fisher Baker Jr.
Professor of Business Administration, Harvard Business
School from 2008 to 2022; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit,
from 2005 to 2006; Senior Associate Dean and Chairman
of the MBA Program from 1999 to 2005; Member of the
faculty of Harvard Business School since 1981.
			68 RICs consisting of 102 Portfolios	None
Cynthia L. Egan (d) 1955	Director (Since 2016)
Advisor, U.S. Department of the Treasury from 2014 to
2015; President, Retirement Plan Services, for T. Rowe
Price Group, Inc. from 2007 to 2012; executive positions
within Fidelity Investments from 1989 to 2007.
			68 RICs consisting of 102 Portfolios	Unum (insurance); The Hanover Insurance Group (Board Chair); Huntsman Corporation (Lead Independent Director and non-Executive Vice Chair of the Board) (chemical products)
Lorenzo A. Flores 1964	Director (Since 2021)
Chief Financial Officer, Lattice Semiconductor Corporation
(LSCC) since 2025; Chief Financial Officer, Intel Foundry
from 2024 to 2025; Vice Chairman, Kioxia, Inc. from
2019 to 2024; Chief Financial Officer, Xilinx, Inc. from
2016 to 2019; Corporate Controller, Xilinx, Inc. from
2008 to 2016.
			66 RICs consisting of 100 Portfolios	None
Stayce D. Harris 1959	Director (Since 2021)
Lieutenant General, Inspector General of the United States
Air Force from 2017 to 2019; Lieutenant General, Assistant
Vice Chief of Staff and Director, Air Staff, United States Air
Force from 2016 to 2017; Major General, Commander,
22nd Air Force, AFRC, Dobbins Air Reserve Base, Georgia
from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
			66 RICs consisting of 100 Portfolios	KULR Technology Group, Inc. in 2021; The Boeing Company (airplane manufacturer)
J. Phillip Holloman 1955	Director (Since 2021)	Interim Executive Chairman, President and Chief Executive Officer of Vestis Corporation since 2025; President and Chief Operating Officer, Cintas Corporation from 2008 to 2018.	66 RICs consisting of 100 Portfolios	Vestis Corporation (uniforms and facilities services)
Catherine A. Lynch (d) 1961	Director (Since 2016)
Chief Executive Officer, Chief Investment Officer and
various other positions, National Railroad Retirement
Investment Trust from 2003 to 2016; Associate Vice
President for Treasury Management, The George
Washington University from 1999 to 2003;  Assistant
Treasurer, Episcopal Church of America from 1995 to
1999.
			68 RICs consisting of 102 Portfolios	PennyMac Mortgage Investment Trust

2025
BlackRock Annual Report to Shareholders

Director and Officer Information
(continued)
Independent Directors (a) (continued)
Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
Arthur P. Steinmetz (d) 1958	Director (Since 2023)
Trustee of Denison University since 2020; Consultant,
Posit PBC (enterprise data science) since 2020; Director,
ScotiaBank (U.S.) from 2020 to 2023; Chairman, Chief
Executive Officer and President of OppenheimerFunds,
Inc. from 2015, 2014 and 2013, respectively to 2019;
Trustee, President and Principal Executive Officer of
104 OppenheimerFunds funds from 2014 to 2019;
Portfolio manager of various OppenheimerFunds fixed
income mutual funds from 1986 to 2014.
			68 RICs consisting of 102 Portfolios	None

Interested Directors (a)(e)
Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
Robert Fairbairn 1965	Director (Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock
’
s Global Operating Committee; Co-Chair
of BlackRock
’
s Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock
’
s Strategic Partner Program and
Strategic Product Management Group from 2012 to 2019;
Member of the Board of Managers of BlackRock
Investments, LLC from 2011 to 2018; Global Head of
BlackRock
’
s Retail and iShares
®
businesses from 2012 to
2016.
			92 RICs consisting of 268 Portfolios	None
John M. Perlowski (d) 1964	Director (Since 2015) President and Chief Executive Officer (Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network
(charitable foundation) since 2009; Member of
BlackRock’s Global Executive Committee since 2025.
			94 RICs consisting of 270 Portfolios	None

(a)	The address of each Director is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Fund’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Fund’s by-laws or statute, or until December 31 of the year in which they turn 72. The
Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.

(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: R.
Glenn Hubbard, 2004 and W. Carl Kester, 1995.

(d)	Ms. Egan, Dr. Kester, Ms. Lynch, Mr. Steinmetz and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.

Director and Officer Information

Director and Officer Information
(continued)
Officers Who Are Not Directors (a)
Name Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past 5 Years
Stephen Minar 1984	Vice President (Since 2025)	Managing Director of BlackRock, Inc. since 2023; Director of BlackRock, Inc. since 2018.
Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since 2019; Executive Vice President of PIMCO from 2016 to 2019.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman 1974	Chief Compliance Officer (Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.

Janey Ahn 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2018.

(a)	The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)	Officers of the Fund serve at the pleasure of the Board.
Further information about each Fund’s Directors and Officers is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 882-0052.

Effective May 8, 2025, Stephen Minar replaced Jonathan Diorio as Vice President of the Funds.

2025
BlackRock Annual Report to Shareholders

Additional Information

Proxy Results
The Annual Meeting of Shareholders was held on July 11, 2025 for shareholders of record on May 19, 2025, to elect director nominees for each Fund.  There were no broker non-votes with regard to any of the Funds.
Shareholders elected the Class III Directors as follows:

	Cynthia L. Egan		Robert Fairbairn		Stayce D. Harris
Fund Name	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld
BIT	28,364,675	864,769	28,297,708	931,736	28,383,256	846,188
BLW	30,511,034	512,601	30,545,436	478,199	30,497,600	526,035
BKT	17,911,321	432,734	17,915,559	428,496	17,885,604	458,452
For the Funds listed above, Directors whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are  Lorenzo A. Flores,
 J. Phillip Holloman, R. Glenn Hubbard, W. Carl Kester, Arthur P. Steinmetz, Catherine A. Lynch, and John M. Perlowski.
Shareholders elected the Class III Directors as follows:

	Robert Fairbairn		J. Phillip Holloman		Arthur P. Steinmetz
Fund Name	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld
FRA	24,586,428	716,832	24,600,948	702,312	24,618,421	684,839
DSU	38,971,100	980,227	38,718,807	1,232,520	38,944,914	1,006,413
For the Funds listed above, Directors whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are Cynthia L. Egan,
Stayce D. Harris, Lorenzo A. Flores, John M. Perlowski, W. Carl Kester, R. Glenn Hubbard, and Catherine A. Lynch.
Fund Certification
The Funds

are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.
Environmental, Social and Governance (“ESG”) Integration
Although the Funds do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Fund management will consider ESG factors as part of the investment process for the Funds. Fund management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Funds
’
particular investment strategies and
may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The
ESG characteristics utilized in the Funds
’
investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Funds
’
exposure to certain companies or industries. While Fund management views ESG considerations as having the potential to contribute to the Funds
’
long-term performance, there is no guarantee that such results will be achieved.
Dividend Policy
Each Fund’s policy is to make monthly distributions to shareholders. In order to provide shareholders with a more stable level of dividend distributions, each Fund employs a managed distribution plan (the "Plan"), the goal of which is to provide shareholders with consistent and predictable cash flows by setting distribution rates based on expected long-term returns of each Fund.

The distributions paid by each Fund for any particular month may be more or less than the amount of net investment income earned by each Fund during such month.
Furthermore, the final tax characterization of distributions is determined after the year-end of a Fund and is reported in each Fund’s annual report to shareholders. Distributions can be characterized as ordinary income, capital gains and/or return of capital.  Each Fund’s taxable net investment income and net realized capital gains (“taxable income”)
may not be sufficient to support the level of distributions paid. To the extent that distributions exceed the Fund’s current and accumulated earnings and profits, the excess may be treated as a non-taxable return of capital.

A return of capital is a return of a portion of an investor’s original investment. A return of capital is not expected to be taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition by the shareholder of his or her shares. It is possible that a substantial portion of the distributions paid during a calendar year may ultimately be classified as return of capital for U.S. federal income tax purposes when the final determination of the source and character of the distributions is made.

Such distributions, under certain circumstances, may exceed a Fund’s total return performance. When total distributions exceed total return performance for the period, the difference reduces the  Fund’s total assets and net asset value (“NAV”) per share and, therefore, could have the effect of increasing the Fund’s expense ratio and reducing the amount of assets the Fund has available for long term investment.
Additional Information

Additional Information
(continued)

General Information
Each Fund
’
s Statement of Additional Information includes additional information about its Board and is available, without charge upon request by calling (800) 882-0052.
The following information is a summary of certain changes since December 31, 2024. This information may not reflect all of the changes that have occurred since you purchased the relevant Fund.
Except if noted otherwise herein, there were no changes to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders. Except if noted otherwise herein, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’
portfolios.
In accordance with Section 23(c) of the Investment Company Act of 1940, each Fund may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, shareholder reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com
. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses, by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses, are available on BlackRock’s website.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Funds will mail only one copy of shareholder documents, including each Fund
’
s prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The
Funds’ Forms N-PORT are available on the SEC’s website at
sec.gov
. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at
blackrock.com/fundreports
.
Availability of Proxy Voting Policies, Procedures and Voting Records
The Board of Directors of the Funds has delegated the voting of proxies for the Funds
’
securities to BlackRock Advisors, LLC (the “Advisor”) pursuant to the Closed-End Fund
Proxy Voting Policy. The Adviser has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Funds. The BAIS Guidelines are available at
www.blackrock.com
.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
882-0052; (2) on the BlackRock website at
blackrock.com
; and (3) on the SEC’s website at
sec.gov
.
Availability of Fund Updates
BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of
blackrock.com
as well as
certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

2025
BlackRock Annual Report to Shareholders

Additional Information
(continued)

Shelf Offering Program
From time-to-time, each Fund may seek to raise additional equity capital through a Shelf Offering.  In a Shelf Offering, each Fund may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above each Fund
’
s NAV per Common Share (calculated within
48 hours of pricing).  While any such Shelf Offering may allow each Fund to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks – including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market.
Each Fund has filed a prospectus with the SEC in connection with its Shelf Offering. This report and the prospectus of each Fund are not offers to sell a Fund
’
s Common Shares
or solicitations of an offer to buy a Fund
’
s Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectus of each Fund contains important information about the Fund, including its investment objectives, risk, charges and expenses. Investors are urged to read a Fund
’
s prospectus carefully and in its entirety before
investing. Copies of each Fund
’
s final prospectus can be obtained from BlackRock at
blackrock.com
.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC

Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom
BlackRock (Singapore) Limited
(a)

079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company

Boston, MA 02114
(a)
For BLW and BIT.

Transfer Agent
Computershare Trust Company, N.A.

Canton, MA 02021
Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP

New York, NY 10019
Address of the
Funds
100 Bellevue Parkway

Wilmington, DE 19809
Additional Information

Glossary of Terms Used in this Report

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ARB	Airport Revenue Bonds
BAB	Build America Bond
BMO	BMO Capital Markets
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium-Term Note
GO	General Obligation Bonds
IO	Interest Only
JSC	Joint Stock Company
LP	Limited Partnership
MTA	Month Treasury Average
MTN	Medium-Term Note
PCL	Public Company Limited
PIK	Payment-in-Kind
PO	Principal Only
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SAB	Special Assessment Bonds
SDR	Swedish Depositary Receipt
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt
STRIP	Separate Trading of Registered Interest & Principal
TBA	To-Be-Announced

2025
BlackRock Annual Report to Shareholders

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com

|

800-882-0052
This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.
CEFT-BK3-12/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-882-0052, option 4.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Catherine A. Lynch

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Floating Rate Income Strategies Fund, Inc.	$73,083	$72,726	$6,900	$0	$15,300	$15,300	$388	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored or advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Floating Rate Income Strategies Fund, Inc.	$22,588	$15,300

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Lorenzo A. Flores

J. Phillip Holloman

Catherine A. Lynch

Arthur P. Steinmetz

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – The board of directors has delegated the voting of proxies for the Fund’s portfolio securities to the Investment Adviser pursuant to the Closed-End Fund Proxy Voting Policy. The Investment Adviser has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Fund. Copies of the Closed-End Fund Proxy Voting Policy and the BAIS Guidelines are attached as Exhibit 99.PROXYPOL. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 882-0052, (ii) at www.blackrock.com and (iii) on the SEC’s website at http://www.sec.gov.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a)(1) As of the date of filing this Report:

The registrant is managed by a team of investment professionals comprised of David Delbos, Managing Director at BlackRock, Mitchell Garfin, CFA, Managing Director at BlackRock and Carly Wilson, Managing Director at BlackRock. Each is jointly responsible for the day-to-day management of the registrant’s portfolio, which includes setting the registrant’s overall investment strategy, overseeing the management of the registrant and/or selection of its investments. Messrs. Delbos and Garfin and Ms. Wilson have been members of the registrant’s portfolio management team since 2018.

Portfolio Manager	Biography
David Delbos	Managing Director of BlackRock, Inc. since 2012.
Mitchell Garfin, CFA	Managing Director of BlackRock, Inc. since 2009.
Carly Wilson	Managing Director of BlackRock, Inc. since 2019.

(a)(2) As of December 31, 2025:

	(ii) Number of Other Accounts Managed and Assets by Account Type			(iii) Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
(i) Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
David Delbos	30	28	135	0	0	5
	$42.26 Billion	$9.30 Billion	$19.83 Billion	$0	$0	$768.1 Million

	(ii) Number of Other Accounts Managed and Assets by Account Type			(iii) Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
(i) Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Mitchell Garfin, CFA	30	28	135	0	0	5
	$42.26 Billion	$9.30 Billion	$19.83 Billion	$0	$0	$768.1 Million
Carly Wilson	13	8	12	0	0	0
	$8.23 Billion	$1.16 Billion	$2.72 Billion	$0	$0	$0

(iv) Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, Inc., its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, Inc., or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock, Inc.’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock, Inc. or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Delbos and Garfin and Ms. Wilson may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Delbos and Garfin and Ms. Wilson may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock, Inc. has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

(a)(3) As of December 31, 2025:

Portfolio Manager Compensation Overview

The discussion below describes the portfolio managers’ compensation as of December 31, 2025.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are:

Portfolio Manager	Benchmark
Carly Wilson	A combination of market-based indices (e.g., ICE BofA 3-Month U.S. Treasury Bill Index).
David Delbos Mitchell Garfin, CFA	A combination of market-based indices (e.g., the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index), certain customized indices and certain fund industry peer groups.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Fund have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock, Inc. employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($350,000 for 2025). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock, Inc. contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock, Inc. common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities – As of December 31, 2025:

Portfolio Manager	Dollar Range of Equity Securities of the Fund Beneficially Owned
David Delbos	$500,001 - $1,000,000
Mitchell Garfin, CFA	$100,001 - $500,000
Carly Wilson	$10,001 - $50,000

(b) Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

(c) Consent of Independent Registered Public Accounting Firm

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: February 24, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: February 24, 2026